UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)
Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 28, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Bond Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXCOX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Institutional Class/MXCOX)	$14.00	0.14%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,753M
Total number of portfolio holdings	2,153
Total advisory fee paid	$2.2M
Portfolio turnover rate as of the end of the reporting period	14%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.14 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.48%
United States Treasury Note/Bond 0.75%	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.25%	0.99%
United States Treasury Note/Bond 0.88%	0.97%
United States Treasury Note/Bond 0.25%	0.94%
United States Treasury Note/Bond 0.63%	0.92%
United States Treasury Note/Bond 0.38%	0.91%
United States Treasury Note/Bond 1.50%	0.90%
United States Treasury Note/Bond 0.50%	0.85%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Bond Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBIX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Investor Class/MXBIX)	$49.00	0.49%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,753M
Total number of portfolio holdings	2,153
Total advisory fee paid	$2.2M
Portfolio turnover rate as of the end of the reporting period	14%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.14 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 0.75%	1.48%
United States Treasury Note/Bond 0.75%	1.02%
United States Treasury Note/Bond 0.75%	0.99%
United States Treasury Note/Bond 0.25%	0.99%
United States Treasury Note/Bond 0.88%	0.97%
United States Treasury Note/Bond 0.25%	0.94%
United States Treasury Note/Bond 0.63%	0.92%
United States Treasury Note/Bond 0.38%	0.91%
United States Treasury Note/Bond 1.50%	0.90%
United States Treasury Note/Bond 0.50%	0.85%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXIUX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Institutional Class/MXIUX)	$35.00	0.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$498M
Total number of portfolio holdings	1,354
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	203%
Average Credit Quality	Aa2
Weighted Average Maturity	16 years
Effective Duration	6.30 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Government National Mortgage Association 5.50%	2.27%
Federal National Mortgage Association 2.50%	1.71%
U.S. Treasury Bills 5.31%	1.63%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
United States Treasury Note/Bond 3.00%	1.25%
United States Treasury Note/Bond 4.25%	1.25%
Federal National Mortgage Association 6.50%	1.16%
Uniform Mortgage-Backed Security 5.50%	1.05%
United States Treasury Note/Bond 1.38%	0.95%
U.S. Treasury Bills 5.29%	0.94%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXFDX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Investor Class/MXFDX)	$70.00	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$498M
Total number of portfolio holdings	1,354
Total advisory fee paid	$0.8M
Portfolio turnover rate as of the end of the reporting period	203%
Average Credit Quality	Aa2
Weighted Average Maturity	16 years
Effective Duration	6.30 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Government National Mortgage Association 5.50%	2.27%
Federal National Mortgage Association 2.50%	1.71%
U.S. Treasury Bills 5.31%	1.63%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.25%
United States Treasury Note/Bond 3.00%	1.25%
United States Treasury Note/Bond 4.25%	1.25%
Federal National Mortgage Association 6.50%	1.16%
Uniform Mortgage-Backed Security 5.50%	1.05%
United States Treasury Note/Bond 1.38%	0.95%
U.S. Treasury Bills 5.29%	0.94%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Global Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXZMX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Institutional Class/MXZMX)	$65.00	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$518M
Total number of portfolio holdings	747
Total advisory fee paid	$1.5M
Portfolio turnover rate as of the end of the reporting period	100%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	6.42 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.55%
United States Treasury Note/Bond 4.00%	2.37%
Mexican Bonos 5.50%	2.35%
United States Treasury Note/Bond 5.00%	2.34%
Government National Mortgage Association 3.50%	1.85%
Korea Treasury Bond 4.25%	1.76%
Uniform Mortgage-Backed Security 6.00%	1.64%
China Government Bond 3.81%	1.60%
United States Treasury Note/Bond 4.25%	1.58%
Mexican Bonos 8.50%	1.31%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Global Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXGBX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Investor Class/MXGBX)	$100.00	1.00%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$518M
Total number of portfolio holdings	747
Total advisory fee paid	$1.5M
Portfolio turnover rate as of the end of the reporting period	100%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	6.42 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.55%
United States Treasury Note/Bond 4.00%	2.37%
Mexican Bonos 5.50%	2.35%
United States Treasury Note/Bond 5.00%	2.34%
Government National Mortgage Association 3.50%	1.85%
Korea Treasury Bond 4.25%	1.76%
Uniform Mortgage-Backed Security 6.00%	1.64%
China Government Bond 3.81%	1.60%
United States Treasury Note/Bond 4.25%	1.58%
Mexican Bonos 8.50%	1.31%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower High Yield Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXFRX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Institutional Class/MXFRX)	$63.00	0.63%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$430M
Total number of portfolio holdings	491
Total advisory fee paid	$1.3M
Portfolio turnover rate as of the end of the reporting period	33%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.75 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.74%
Ford Motor Credit Co LLC 4.00%	0.87%
Endeavor Energy Resources LP / EER Finance Inc 5.75%	0.73%
Cloud Software Group Inc 6.50%	0.73%
CCO Holdings LLC / CCO Holdings Capital Corp 5.38%	0.71%
Tenet Healthcare Corp 6.13%	0.67%
CSC Holdings LLC 5.38%	0.62%
Clear Channel Outdoor Holdings Inc 7.88%	0.62%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.13%	0.59%
Apollo Global Management Inc 6.75%	0.58%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower High Yield Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXHYX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Investor Class/MXHYX)	$98.00	0.98%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$430M
Total number of portfolio holdings	491
Total advisory fee paid	$1.3M
Portfolio turnover rate as of the end of the reporting period	33%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.75 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	4.74%
Ford Motor Credit Co LLC 4.00%	0.87%
Endeavor Energy Resources LP / EER Finance Inc 5.75%	0.73%
Cloud Software Group Inc 6.50%	0.73%
CCO Holdings LLC / CCO Holdings Capital Corp 5.38%	0.71%
Tenet Healthcare Corp 6.13%	0.67%
CSC Holdings LLC 5.38%	0.62%
Clear Channel Outdoor Holdings Inc 7.88%	0.62%
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.13%	0.59%
Apollo Global Management Inc 6.75%	0.58%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXIOX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	$35.00	0.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$445M
Total number of portfolio holdings	335
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	75%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.44 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	9.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	8.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	6.49%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	5.62%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	3.87%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	3.16%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	2.89%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	2.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.72%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.33%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXIHX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	$70.00	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$445M
Total number of portfolio holdings	335
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	75%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.44 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.75%	9.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	8.97%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	6.49%
U.S. Treasury Inflation Indexed Bonds TIPS 0.63%	5.62%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	3.87%
U.S. Treasury Inflation Indexed Bonds TIPS 0.38%	3.16%
U.S. Treasury Inflation Indexed Bonds TIPS 2.38%	2.89%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	2.78%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	2.72%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	2.33%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Multi-Sector Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXUGX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	$55.00	0.55%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$952M
Total number of portfolio holdings	1,506
Total advisory fee paid	$2.4M
Portfolio turnover rate as of the end of the reporting period	30%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.99 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.85%
United States Treasury Note/Bond 4.25%	1.34%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.17%
United States Treasury Note/Bond 5.00%	0.53%
Glencore Funding LLC 6.50%	0.42%
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.88%	0.38%
Uber Technologies Inc 4.50%	0.36%
Continental Resources Inc 5.75%	0.36%
Micron Technology Inc 5.88%	0.35%
United Kingdom Gilt 0.25%	0.34%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Multi-Sector Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLMX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	$90.00	0.90%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$952M
Total number of portfolio holdings	1,506
Total advisory fee paid	$2.4M
Portfolio turnover rate as of the end of the reporting period	30%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.99 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.63%	3.85%
United States Treasury Note/Bond 4.25%	1.34%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.17%
United States Treasury Note/Bond 5.00%	0.53%
Glencore Funding LLC 6.50%	0.42%
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.88%	0.38%
Uber Technologies Inc 4.50%	0.36%
Continental Resources Inc 5.75%	0.36%
Micron Technology Inc 5.88%	0.35%
United Kingdom Gilt 0.25%	0.34%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Short Duration Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXXJX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	$24.00	0.24%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$407M
Total number of portfolio holdings	291
Total advisory fee paid	$0.5M
Portfolio turnover rate as of the end of the reporting period	79%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.74 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 5.27%	1.82%
Bank of America Corp 6.20%	1.80%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.48%
U.S. Treasury Bills 5.33%	1.22%
Targa Resources Corp	1.05%
Morgan Stanley 3.95%	1.01%
Banco Santander SA 1.72%	1.00%
Old Line Funding Corp	0.99%
Chariot Funding LLC	0.98%
JPMorgan Chase & Co 2.60%	0.97%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Short Duration Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXSDX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Investor Class/MXSDX)	$59.00	0.59%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$407M
Total number of portfolio holdings	291
Total advisory fee paid	$0.5M
Portfolio turnover rate as of the end of the reporting period	79%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.74 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 5.27%	1.82%
Bank of America Corp 6.20%	1.80%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.48%
U.S. Treasury Bills 5.33%	1.22%
Targa Resources Corp	1.05%
Morgan Stanley 3.95%	1.01%
Banco Santander SA 1.72%	1.00%
Old Line Funding Corp	0.99%
Chariot Funding LLC	0.98%
JPMorgan Chase & Co 2.60%	0.97%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower U.S. Government Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXDQX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	$24.00	0.24%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$524M
Total number of portfolio holdings	252
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	48%
Average Credit Quality	Aaa
Weighted Average Maturity	17 years
Effective Duration	5.81 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	10.33%
United States Treasury Note/Bond 4.75%	7.56%
United States Treasury Note/Bond 4.63%	3.75%
Resolution Funding Corp Principal Strip 5.32%	3.67%
United States Treasury Note/Bond 4.00%	2.41%
United States Treasury Note/Bond 3.88%	2.01%
Federal Farm Credit Banks Funding Corp 4.75%	1.75%
United States Treasury Note/Bond 4.13%	1.74%
Federal Farm Credit Banks Funding Corp 4.50%	1.34%
United States Treasury Note/Bond 1.88%	1.27%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower U.S. Government Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXGMX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	$60.00	0.60%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$524M
Total number of portfolio holdings	252
Total advisory fee paid	$0.7M
Portfolio turnover rate as of the end of the reporting period	48%
Average Credit Quality	Aaa
Weighted Average Maturity	17 years
Effective Duration	5.81 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	10.33%
United States Treasury Note/Bond 4.75%	7.56%
United States Treasury Note/Bond 4.63%	3.75%
Resolution Funding Corp Principal Strip 5.32%	3.67%
United States Treasury Note/Bond 4.00%	2.41%
United States Treasury Note/Bond 3.88%	2.01%
Federal Farm Credit Banks Funding Corp 4.75%	1.75%
United States Treasury Note/Bond 4.13%	1.74%
Federal Farm Credit Banks Funding Corp 4.50%	1.34%
United States Treasury Note/Bond 1.88%	1.27%
Credit Rating Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.

("Empower Funds")
Empower Bond Index Fund	Empower Core Bond Fund
Institutional Class Ticker / MXCOX	Institutional Class Ticker / MXIUX
Investor Class Ticker / MXBIX	Investor Class Ticker / MXFDX
Empower Global Bond Fund	Empower High Yield Bond Fund
Institutional Class Ticker / MXZMX	Institutional Class Ticker / MXFRX
Investor Class Ticker / MXGBX	Investor Class Ticker / MXHYX
Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
Institutional Class Ticker / MXIOX	Institutional Class Ticker / MXUGX
Investor Class Ticker / MXIHX	Investor Class Ticker / MXLMX
Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
Institutional Class Ticker / MXXJX	Institutional Class Ticker / MXDQX
Investor Class Ticker / MXSDX	Investor Class Ticker / MXGMX
(the "Fund(s)")
Semi-Annual Report
June 28, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.39%
	American Express Credit Account Master Trust
	Series 2022-1 Class A
$ 1,000,000	2.21%, 03/15/2027	$ 977,018
	Series 2022-3 Class A
550,000	3.75%, 08/15/2027	540,104
1,000,000	BA Credit Card Trust Series 2022-A2 Class A2 5.00%, 04/15/2028	996,240
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	469,337
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	870,896
	Series 2022-A2 Class A
1,300,000	3.49%, 05/15/2027	1,277,807
1,100,000	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	1,067,441
2,000,000	CNH Equipment Trust Series 2022-B Class A4 3.91%, 03/15/2028	1,942,474
1,100,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	1,083,423
1,100,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	1,055,424
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	973,863
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,183,391
1,100,000	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	1,060,160
980,129	World Omni Auto Receivables Trust Series 2020-C Class A4 0.61%, 10/15/2026	965,621
TOTAL ASSET-BACKED SECURITIES — 0.39% (Cost $14,609,660)		$14,463,199
CORPORATE BONDS AND NOTES
Basic Materials — 0.55%
1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	983,746
1,000,000	Albemarle Corp(a) 5.05%, 06/01/2032	960,052
Principal Amount		Fair Value
Basic Materials — (continued)
	BHP Billiton Finance USA Ltd
$ 500,000	5.25%, 09/08/2026	$ 500,767
1,000,000	5.00%, 09/30/2043	933,049
1,000,000	Cabot Corp 5.00%, 06/30/2032	974,046
1,000,000	Celanese US Holdings LLC 6.17%, 07/15/2027	1,014,916
	CF Industries Inc
175,000	5.15%, 03/15/2034	167,813
1,000,000	4.95%, 06/01/2043	872,273
2,150,000	Dow Chemical Co 4.80%, 11/30/2028	2,128,956
1,500,000	Eastman Chemical Co 4.65%, 10/15/2044	1,253,877
	Ecolab Inc
500,000	1.65%, 02/01/2027	459,766
1,000,000	2.70%, 12/15/2051	614,488
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	907,182
250,000	Mosaic Co 5.45%, 11/15/2033	247,517
500,000	Newmont Corp 2.80%, 10/01/2029	448,851
1,200,000	Newmont Corp / Newcrest Finance Pty Ltd(b) 5.35%, 03/15/2034	1,198,117
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	988,265
1,000,000	4.13%, 03/15/2035	891,141
1,000,000	Rio Tinto Finance USA PLC 5.00%, 03/09/2033	995,545
2,000,000	Sherwin-Williams Co 2.20%, 03/15/2032	1,632,520
500,000	Southern Copper Corp 5.25%, 11/08/2042	466,837
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	913,132
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	268,285
1,175,000	Westlake Corp 3.13%, 08/15/2051	739,787
		20,560,928
Communications — 2.06%
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	941,863
175,000	1.90%, 08/15/2040	113,977
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,899,071
2,000,000	4.65%, 12/01/2029	1,992,591
175,000	2.10%, 05/12/2031	147,432
1,000,000	3.60%, 04/13/2032	918,399
2,500,000	2.50%, 06/03/2050	1,528,811
1,675,000	3.10%, 05/12/2051	1,150,992
175,000	3.25%, 05/12/2061	116,681
750,000	America Movil SAB de CV 2.88%, 05/07/2030	660,896
	AT&T Inc
175,000	2.30%, 06/01/2027	161,884

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,800,000	4.30%, 02/15/2030	$ 1,724,467
2,000,000	2.75%, 06/01/2031	1,712,588
3,200,000	2.55%, 12/01/2033	2,544,470
175,000	4.50%, 05/15/2035	161,159
1,500,000	4.50%, 03/09/2048	1,236,743
3,222,000	3.30%, 02/01/2052	2,139,535
1,034,000	3.50%, 09/15/2053	701,918
925,000	Bell Telephone Co of Canada / Bell Canada 3.20%, 02/15/2052	607,398
	Charter Communications Operating LLC / Charter Communications Operating Capital
218,000	4.91%, 07/23/2025	215,882
800,000	6.10%, 06/01/2029	802,616
800,000	6.55%, 06/01/2034	800,266
1,800,000	3.50%, 03/01/2042	1,197,506
3,000,000	5.38%, 05/01/2047	2,396,720
600,000	Cisco Systems Inc 5.30%, 02/26/2054	587,649
	Comcast Corp
1,000,000	5.10%, 06/01/2029	1,005,832
2,000,000	1.95%, 01/15/2031	1,651,773
1,000,000	5.50%, 11/15/2032	1,022,639
2,000,000	4.80%, 05/15/2033(a)	1,945,490
4,500,000	3.40%, 07/15/2046	3,254,585
175,000	2.80%, 01/15/2051	108,108
1,586,000	2.89%, 11/01/2051	989,495
1,388,000	2.94%, 11/01/2056	837,262
175,000	2.99%, 11/01/2063	102,703
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	746,061
3,000,000	Discovery Communications LLC 3.63%, 05/15/2030	2,639,838
1,000,000	eBay Inc 2.60%, 05/10/2031	848,738
500,000	Fox Corp 5.48%, 01/25/2039	476,696
1,200,000	Meta Platforms Inc 4.45%, 08/15/2052	1,034,480
	Motorola Solutions Inc
1,500,000	2.75%, 05/24/2031	1,271,379
800,000	5.40%, 04/15/2034	793,092
1,000,000	Netflix Inc(b) 4.88%, 06/15/2030	984,276
	Paramount Global
1,000,000	4.20%, 05/19/2032	816,785
800,000	4.95%, 05/19/2050	557,289
	Rogers Communications Inc
1,000,000	5.30%, 02/15/2034	981,255
2,000,000	4.50%, 03/15/2042	1,693,431
1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	1,037,818
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	548,925
	T-Mobile USA Inc
1,500,000	1.50%, 02/15/2026	1,408,198
Principal Amount		Fair Value
Communications — (continued)
$ 1,000,000	4.80%, 07/15/2028	$ 986,414
1,500,000	5.20%, 01/15/2033	1,484,009
1,000,000	5.75%, 01/15/2034	1,028,040
2,500,000	4.38%, 04/15/2040	2,166,395
1,675,000	3.40%, 10/15/2052	1,143,550
175,000	3.60%, 11/15/2060	118,288
1,500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,268,965
1,000,000	VeriSign Inc 2.70%, 06/15/2031	836,833
	Verizon Communications Inc
1,500,000	2.63%, 08/15/2026	1,422,567
1,110,000	2.10%, 03/22/2028	998,257
1,000,000	1.75%, 01/20/2031	809,271
1,675,000	2.55%, 03/21/2031	1,423,094
3,500,000	2.85%, 09/03/2041	2,452,177
1,250,000	3.85%, 11/01/2042	991,452
1,175,000	3.55%, 03/22/2051	845,574
1,675,000	2.99%, 10/30/2056	1,025,468
175,000	3.70%, 03/22/2061	123,476
	Vodafone Group PLC
500,000	5.00%, 05/30/2038	479,435
1,000,000	4.25%, 09/17/2050	780,150
	Walt Disney Co
2,500,000	2.20%, 01/13/2028	2,286,210
1,500,000	2.65%, 01/13/2031	1,309,246
		77,196,533
Consumer, Cyclical — 1.61%
	American Honda Finance Corp
1,000,000	4.90%, 03/12/2027	996,246
1,000,000	4.90%, 03/13/2029	996,051
1,000,000	Aptiv PLC 3.10%, 12/01/2051	610,657
175,000	AutoNation Inc 2.40%, 08/01/2031	140,813
500,000	AutoZone Inc 5.40%, 07/15/2034	494,479
175,000	Brunswick Corp 2.40%, 08/18/2031	139,984
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,204,712
1,000,000	Cummins Inc 5.15%, 02/20/2034	1,001,068
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	997,596
500,000	3.50%, 04/03/2030	456,704
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	830,738
1,000,000	DR Horton Inc 1.40%, 10/15/2027	889,405
2,000,000	Ford Motor Co 6.10%, 08/19/2032	1,997,145
	Ford Motor Credit Co LLC
1,000,000	5.80%, 03/05/2027	1,000,023
1,900,000	5.85%, 05/17/2027	1,899,768
1,600,000	6.13%, 03/08/2034	1,582,573

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	General Motors Co
$ 1,175,000	6.25%, 10/02/2043	$ 1,170,097
1,500,000	5.20%, 04/01/2045	1,316,465
	General Motors Financial Co Inc
500,000	1.25%, 01/08/2026	468,060
2,000,000	2.70%, 08/20/2027	1,844,889
1,000,000	5.55%, 07/15/2029	999,964
1,000,000	5.75%, 02/08/2031	1,002,668
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	966,025
1,500,000	1.88%, 09/15/2031	1,221,219
1,000,000	4.50%, 09/15/2032	969,492
1,000,000	4.95%, 06/25/2034	989,576
1,500,000	3.63%, 04/15/2052	1,109,542
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,881,383
1,200,000	5.00%, 04/15/2033	1,181,524
1,000,000	2.80%, 09/15/2041	686,308
1,000,000	4.45%, 04/01/2062	778,665
	Marriott International Inc
1,000,000	3.13%, 06/15/2026	959,502
1,000,000	5.55%, 10/15/2028	1,013,179
	McDonald's Corp
1,000,000	5.00%, 05/17/2029	998,972
2,000,000	5.20%, 05/17/2034(a)	2,007,919
1,000,000	5.15%, 09/09/2052	922,314
500,000	Mercedes-Benz Finance North America LLC(b) 5.10%, 08/03/2028	501,187
1,000,000	Nike Inc 2.85%, 03/27/2030	900,353
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	965,134
500,000	PACCAR Financial Corp 2.00%, 02/04/2027	463,860
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,292,526
1,000,000	4.80%, 02/15/2033	975,036
1,500,000	5.00%, 02/15/2034	1,464,446
	Tapestry Inc
500,000	7.05%, 11/27/2025	508,309
1,000,000	7.35%, 11/27/2028	1,037,877
	Target Corp
1,500,000	3.38%, 04/15/2029	1,410,284
1,000,000	2.95%, 01/15/2052	644,018
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	871,401
	Toyota Motor Credit Corp
1,600,000	1.90%, 01/13/2027	1,479,906
500,000	5.00%, 03/19/2027	499,964
1,000,000	5.05%, 05/16/2029	1,003,497
1,000,000	4.45%, 06/29/2029	980,589
1,000,000	5.10%, 03/21/2031	1,000,436
	Walmart Inc
2,500,000	1.50%, 09/22/2028	2,208,237
1,000,000	4.15%, 09/09/2032	964,621
1,000,000	4.10%, 04/15/2033	952,731
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Warnermedia Holdings Inc
$ 800,000	4.28%, 03/15/2032	$ 698,262
1,000,000	5.05%, 03/15/2042	813,409
1,400,000	5.14%, 03/15/2052	1,090,051
		60,451,859
Consumer, Non-Cyclical — 4.35%
2,500,000	Abbott Laboratories 1.40%, 06/30/2030	2,077,066
	AbbVie Inc
1,000,000	2.95%, 11/21/2026	953,247
2,500,000	4.50%, 05/14/2035	2,358,148
2,000,000	4.88%, 11/14/2048	1,837,353
1,175,000	4.25%, 11/21/2049	979,192
500,000	Aetna Inc 3.88%, 08/15/2047	363,039
1,500,000	Altria Group Inc 3.70%, 02/04/2051	1,013,833
	Amgen Inc
175,000	1.65%, 08/15/2028	153,100
2,834,000	2.00%, 01/15/2032	2,282,217
3,400,000	2.80%, 08/15/2041	2,389,981
1,675,000	3.00%, 01/15/2052	1,097,036
1,892,000	2.77%, 09/01/2053	1,132,609
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4,500,000	4.70%, 02/01/2036	4,290,187
1,175,000	4.90%, 02/01/2046	1,083,303
1,200,000	Anheuser-Busch InBev Worldwide Inc 5.00%, 06/15/2034	1,190,754
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	855,186
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	998,575
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,225,903
1,000,000	4.00%, 09/18/2042	841,074
1,000,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	974,966
	BAT Capital Corp
1,000,000	4.91%, 04/02/2030	974,660
1,000,000	4.74%, 03/16/2032	948,904
1,500,000	5.65%, 03/16/2052	1,339,215
	Baxter International Inc
1,000,000	2.54%, 02/01/2032	820,146
1,000,000	3.13%, 12/01/2051	626,590
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	481,050
1,000,000	4.30%, 08/22/2032	937,210
500,000	4.67%, 06/06/2047	435,817
2,000,000	Biogen Inc 3.15%, 05/01/2050	1,288,445
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	877,800
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	882,302

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,500,000	1.45%, 11/13/2030	$ 1,215,951
1,000,000	4.13%, 06/15/2039	867,759
500,000	5.50%, 02/22/2044	494,260
1,500,000	4.35%, 11/15/2047	1,249,584
1,200,000	5.55%, 02/22/2054	1,183,059
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	427,729
	Campbell Soup Co
500,000	2.38%, 04/24/2030	430,225
300,000	5.40%, 03/21/2034	298,031
1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	805,486
500,000	Cencora Inc 2.80%, 05/15/2030	441,004
2,500,000	Centene Corp 2.50%, 03/01/2031	2,051,702
	Cigna Group
1,000,000	5.69%, 03/15/2026	999,987
500,000	2.40%, 03/15/2030	432,598
1,000,000	5.13%, 05/15/2031	992,846
750,000	4.80%, 08/15/2038	689,134
175,000	4.90%, 12/15/2048	153,810
1,000,000	5.60%, 02/15/2054	960,096
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	939,584
	Coca-Cola Co
1,500,000	2.00%, 03/05/2031	1,258,193
1,400,000	5.30%, 05/13/2054	1,389,233
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	895,115
500,000	Conagra Brands Inc 5.30%, 10/01/2026	499,403
1,500,000	Constellation Brands Inc 4.75%, 05/09/2032	1,441,713
1,000,000	CSL Finance PLC(b) 4.63%, 04/27/2042	893,620
	CVS Health Corp
750,000	1.30%, 08/21/2027	664,505
1,000,000	5.13%, 02/21/2030	989,123
1,175,000	2.13%, 09/15/2031	943,336
2,200,000	4.78%, 03/25/2038	1,964,196
2,000,000	2.70%, 08/21/2040	1,328,823
1,000,000	6.05%, 06/01/2054	980,704
1,097,990	CVS Pass Through Trust 6.04%, 12/10/2028	1,100,715
1,000,000	Danaher Corp 2.80%, 12/10/2051	631,332
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,027,981
	Elevance Health Inc
1,000,000	2.88%, 09/15/2029	900,121
1,000,000	2.25%, 05/15/2030	856,837
500,000	4.63%, 05/15/2042	440,157
500,000	6.10%, 10/15/2052	524,077
	Eli Lilly & Co
1,000,000	4.70%, 02/27/2033	982,753
1,000,000	2.25%, 05/15/2050	583,052
	Equifax Inc
500,000	5.10%, 06/01/2028	497,969
175,000	2.35%, 09/15/2031	143,598
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	$ 876,845
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027	1,013,146
1,000,000	5.91%, 11/22/2032	1,031,978
	General Mills Inc
1,000,000	4.20%, 04/17/2028	968,585
1,000,000	4.95%, 03/29/2033	973,995
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	886,728
2,175,000	2.60%, 10/01/2040	1,499,007
500,000	5.55%, 10/15/2053	499,230
	Global Payments Inc
500,000	5.40%, 08/15/2032	489,903
500,000	4.15%, 08/15/2049	377,090
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	895,822
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,893,818
2,000,000	2.38%, 07/15/2031	1,642,264
1,000,000	5.50%, 06/01/2033	991,816
675,000	3.50%, 07/15/2051	451,155
1,000,000	Hershey Co 1.70%, 06/01/2030	836,147
1,200,000	Hormel Foods Corp 4.80%, 03/30/2027	1,195,359
	Humana Inc
800,000	3.95%, 03/15/2027	773,472
1,000,000	5.88%, 03/01/2033	1,017,238
800,000	5.75%, 04/15/2054	770,896
1,000,000	Illumina Inc 5.75%, 12/13/2027	1,009,219
1,000,000	J M Smucker Co 2.13%, 03/15/2032	800,405
	Johnson & Johnson
800,000	4.90%, 06/01/2031	807,855
3,000,000	3.40%, 01/15/2038	2,518,038
1,000,000	Kellanova 5.25%, 03/01/2033	992,777
	Kenvue Inc
1,000,000	5.00%, 03/22/2030	1,003,274
1,000,000	5.10%, 03/22/2043	965,401
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	489,945
2,500,000	5.30%, 03/15/2034	2,487,685
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	886,756
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030	1,867,206
1,200,000	4.88%, 10/01/2049	1,045,904
2,000,000	Kroger Co 2.20%, 05/01/2030	1,701,819
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	954,300
1,000,000	Mars Inc(b) 4.75%, 04/20/2033	970,219
	McCormick & Co Inc
357,000	3.25%, 11/15/2025	346,547

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	4.95%, 04/15/2033	$ 975,624
1,000,000	McKesson Corp 1.30%, 08/15/2026	922,557
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	961,198
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	943,913
1,000,000	4.30%, 05/17/2030	974,867
500,000	1.45%, 06/24/2030	413,677
2,000,000	2.15%, 12/10/2031	1,662,648
1,000,000	4.90%, 05/17/2044	944,056
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	399,589
1,500,000	Mondelez International Inc 2.75%, 04/13/2030	1,329,551
500,000	Moody's Corp 3.25%, 01/15/2028	472,838
2,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,732,493
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,352,227
	PepsiCo Inc
1,000,000	3.90%, 07/18/2032	933,397
2,500,000	3.45%, 10/06/2046	1,882,878
	Pfizer Inc
1,175,000	1.75%, 08/18/2031	954,150
1,500,000	4.00%, 12/15/2036	1,346,137
3,000,000	2.55%, 05/28/2040	2,088,300
	Pfizer Investment Enterprises Pte Ltd
1,000,000	4.75%, 05/19/2033	974,319
600,000	5.30%, 05/19/2053	578,711
	Philip Morris International Inc
1,600,000	2.10%, 05/01/2030	1,354,968
1,000,000	5.25%, 02/13/2034	981,068
2,000,000	Procter & Gamble Co 1.20%, 10/29/2030	1,628,825
1,000,000	Revvity Inc 2.25%, 09/15/2031	818,231
	Royalty Pharma PLC
175,000	2.15%, 09/02/2031	140,272
800,000	3.30%, 09/02/2040	578,233
1,000,000	S&P Global Inc 2.90%, 03/01/2032	864,126
	Stryker Corp
500,000	4.85%, 12/08/2028	496,159
1,000,000	4.63%, 03/15/2046	878,672
	Sysco Corp
1,000,000	3.25%, 07/15/2027	946,919
1,000,000	4.45%, 03/15/2048	830,967
	Takeda Pharmaceutical Co Ltd
1,000,000	2.05%, 03/31/2030	843,917
800,000	5.65%, 07/05/2054	780,158
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	154,394
1,175,000	2.00%, 10/15/2031	960,978
2,409,000	2.80%, 10/15/2041	1,712,046
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,600,000	Tyson Foods Inc 5.70%, 03/15/2034	$ 1,593,822
	Unilever Capital Corp
1,000,000	4.88%, 09/08/2028	1,000,654
185,000	1.75%, 08/12/2031	150,318
1,175,000	2.63%, 08/12/2051	747,858
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,013,016
2,000,000	4.00%, 05/15/2029	1,923,470
1,000,000	4.50%, 04/15/2033	955,692
1,500,000	3.50%, 08/15/2039	1,211,933
1,000,000	4.20%, 01/15/2047	823,943
2,500,000	2.90%, 05/15/2050	1,621,377
1,000,000	5.05%, 04/15/2053	926,241
1,000,000	Universal Health Services Inc 2.65%, 10/15/2030	853,746
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	484,796
	Viatris Inc
175,000	2.70%, 06/22/2030	148,531
1,000,000	3.85%, 06/22/2040	730,200
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	895,830
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	842,257
500,000	5.60%, 11/16/2032	511,386
		163,458,286
Energy — 1.75%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	928,111
467,000	4.08%, 12/15/2047	373,442
	BP Capital Markets America Inc
1,925,000	3.63%, 04/06/2030	1,793,709
1,500,000	2.77%, 11/10/2050	921,910
1,000,000	3.00%, 03/17/2052	642,001
1,000,000	Canadian Natural Resources Ltd 3.85%, 06/01/2027	961,772
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	827,082
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	499,165
175,000	2.74%, 12/31/2039	140,674
1,000,000	Cheniere Energy Partners LP(b) 5.75%, 08/15/2034	1,003,984
2,000,000	Chevron Corp 3.08%, 05/11/2050	1,365,130
1,500,000	Chevron USA Inc 3.85%, 01/15/2028	1,455,481
43,000	Cimarex Energy Co 4.38%, 03/15/2029	38,914

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	Columbia Pipelines Operating Co LLC(b) 6.04%, 11/15/2033	$ 1,021,917
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	462,564
1,175,000	3.76%, 03/15/2042	931,611
	Coterra Energy Inc
1,000,000	3.90%, 05/15/2027	961,928
9,000	4.38%, 03/15/2029	8,607
1,000,000	Devon Energy Corp 5.60%, 07/15/2041	930,303
	Diamondback Energy Inc
1,000,000	3.50%, 12/01/2029	922,196
800,000	5.75%, 04/18/2054	775,553
	Enbridge Inc
1,000,000	5.63%, 04/05/2034	998,354
600,000	6.70%, 11/15/2053	655,170
	Energy Transfer LP
1,000,000	2.90%, 05/15/2025	975,478
1,000,000	4.20%, 04/15/2027	969,813
2,000,000	5.75%, 02/15/2033	2,020,598
1,000,000	5.15%, 03/15/2045	879,041
1,000,000	5.95%, 05/15/2054	973,768
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,339,785
1,000,000	5.35%, 01/31/2033	1,008,395
1,000,000	4.85%, 01/31/2034(a)	971,099
664,000	4.85%, 08/15/2042	599,723
175,000	4.20%, 01/31/2050	140,324
500,000	EQT Corp 5.70%, 04/01/2028	504,867
	Equinor ASA
1,500,000	3.13%, 04/06/2030	1,367,928
1,000,000	4.25%, 11/23/2041	872,362
	Exxon Mobil Corp
175,000	2.61%, 10/15/2030	153,545
1,175,000	3.00%, 08/16/2039	892,444
2,421,000	3.45%, 04/15/2051	1,747,206
500,000	Halliburton Co 5.00%, 11/15/2045	452,620
1,000,000	Hess Corp 5.60%, 02/15/2041	996,754
	Kinder Morgan Energy Partners LP
175,000	6.95%, 01/15/2038	189,841
1,500,000	4.70%, 11/01/2042	1,257,158
	Kinder Morgan Inc
1,000,000	1.75%, 11/15/2026	922,152
500,000	2.00%, 02/15/2031	409,639
1,000,000	4.80%, 02/01/2033	947,830
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	426,306
	MPLX LP
1,000,000	4.25%, 12/01/2027	967,622
1,000,000	5.00%, 03/01/2033	955,388
1,500,000	4.50%, 04/15/2038	1,307,940
175,000	NOV Inc 3.60%, 12/01/2029	160,965
Principal Amount		Fair Value
Energy — (continued)
$ 2,000,000	Occidental Petroleum Corp 6.13%, 01/01/2031	$ 2,047,060
	ONEOK Inc
1,000,000	5.65%, 11/01/2028	1,015,028
1,000,000	6.10%, 11/15/2032	1,033,527
500,000	4.85%, 02/01/2049(a)	420,788
675,000	ONEOK Partners LP 6.20%, 09/15/2043	676,881
	Phillips 66
175,000	2.15%, 12/15/2030	146,178
1,000,000	5.30%, 06/30/2033	988,139
500,000	4.65%, 11/15/2034	465,218
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	964,758
500,000	Schlumberger Investment SA 4.85%, 05/15/2033	489,768
	Shell International Finance BV
1,175,000	2.38%, 11/07/2029	1,036,636
2,000,000	2.75%, 04/06/2030	1,783,359
500,000	4.13%, 05/11/2035	458,546
175,000	6.38%, 12/15/2038	192,857
500,000	3.63%, 08/21/2042	393,220
140,000	4.38%, 05/11/2045	119,342
175,000	4.00%, 05/10/2046	140,749
175,000	3.25%, 04/06/2050	121,491
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	957,354
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	533,605
175,000	3.75%, 03/04/2051	125,529
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	899,177
500,000	6.13%, 03/15/2033	513,493
1,000,000	TotalEnergies Capital SA 5.15%, 04/05/2034	1,000,363
	TransCanada PipeLines Ltd
1,000,000	6.20%, 03/09/2026	1,000,486
1,175,000	4.88%, 05/15/2048	1,031,935
500,000	Valero Energy Corp 7.50%, 04/15/2032	564,297
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	959,800
675,000	2.60%, 03/15/2031	570,177
1,000,000	4.65%, 08/15/2032	949,842
1,000,000	5.30%, 08/15/2052	925,031
		65,554,803
Financial — 8.47%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	6.10%, 01/15/2027	1,014,668
1,500,000	3.88%, 01/23/2028	1,421,165
1,000,000	3.00%, 10/29/2028	908,771
1,500,000	3.85%, 10/29/2041	1,173,101

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 2,528,000	Air Lease Corp 1.88%, 08/15/2026	$ 2,344,238
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	376,163
1,000,000	4.75%, 04/15/2035	930,761
1,000,000	3.55%, 03/15/2052	670,176
800,000	Allstate Corp 5.05%, 06/24/2029	796,330
2,000,000	Ally Financial Inc 2.20%, 11/02/2028	1,731,857
	American Express Co
1,000,000	1.65%, 11/04/2026	920,041
850,000	2.55%, 03/04/2027	794,444
600,000	5.65%, 04/23/2027	602,320
400,000	5.53%, 04/25/2030	404,608
1,000,000	5.04%, 05/01/2034	977,937
1,675,000	American International Group Inc 3.40%, 06/30/2030	1,523,033
	American Tower Corp REIT
1,000,000	5.80%, 11/15/2028	1,019,393
1,500,000	3.80%, 08/15/2029	1,394,232
1,000,000	2.30%, 09/15/2031	815,861
1,000,000	5.55%, 07/15/2033	998,906
1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	1,001,624
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	141,290
1,000,000	5.35%, 02/28/2033	993,269
675,000	2.90%, 08/23/2051	411,833
800,000	Aon North America Inc 5.75%, 03/01/2054	782,444
2,000,000	Ares Capital Corp 5.95%, 07/15/2029	1,966,120
	Athene Global Funding(b)
1,000,000	1.73%, 10/02/2026	918,758
825,000	2.45%, 08/20/2027	754,867
1,000,000	Athene Holding Ltd 5.88%, 01/15/2034	989,478
1,000,000	Australia & New Zealand Banking Group Ltd 5.09%, 12/08/2025	998,630
	AvalonBay Communities Inc REIT
726,000	2.95%, 05/11/2026	696,514
250,000	5.30%, 12/07/2033	248,349
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,927,687
800,000	5.54%, 03/14/2030	793,999
175,000	2.96%, 03/25/2031	149,564
600,000	6.35%, 03/14/2034	600,429
	Bank of America Corp
1,000,000	1.53%, 12/06/2025	981,338
1,000,000	3.38%, 04/02/2026	982,093
2,175,000	1.73%, 07/22/2027	2,016,063
5,500,000	2.50%, 02/13/2031	4,753,920
2,175,000	2.30%, 07/21/2032	1,780,513
1,500,000	2.57%, 10/20/2032	1,243,280
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	5.87%, 09/15/2034	$ 1,028,695
1,000,000	2.48%, 09/21/2036	797,068
500,000	6.11%, 01/29/2037	519,506
2,000,000	4.08%, 04/23/2040	1,699,456
4,000,000	2.68%, 06/19/2041	2,794,744
1,000,000	5.88%, 02/07/2042	1,039,779
2,175,000	2.97%, 07/21/2052	1,418,216
	Bank of Montreal
1,000,000	5.92%, 09/25/2025	1,004,541
1,500,000	1.25%, 09/15/2026	1,373,964
1,000,000	5.37%, 06/04/2027(a)	1,004,193
	Bank of New York Mellon Corp
2,000,000	4.54%, 02/01/2029	1,960,690
1,000,000	1.80%, 07/28/2031	808,915
1,800,000	5.19%, 03/14/2035	1,776,729
	Bank of Nova Scotia
2,500,000	1.05%, 03/02/2026	2,327,690
1,000,000	5.45%, 08/01/2029	1,009,833
	Barclays PLC
500,000	5.30%, 08/09/2026	496,687
1,500,000	5.69%, 03/12/2030	1,504,021
1,000,000	2.89%, 11/24/2032	827,200
1,200,000	6.04%, 03/12/2055	1,216,189
	Berkshire Hathaway Finance Corp
900,000	2.30%, 03/15/2027	843,636
175,000	1.45%, 10/15/2030	143,913
800,000	4.20%, 08/15/2048	671,392
175,000	4.25%, 01/15/2049	149,405
1,000,000	2.85%, 10/15/2050	642,977
	BlackRock Funding Inc
1,000,000	5.00%, 03/14/2034	992,233
475,000	5.25%, 03/14/2054	459,022
1,000,000	BlackRock Inc 3.25%, 04/30/2029	931,582
1,000,000	Boston Properties LP REIT 6.75%, 12/01/2027	1,025,821
1,000,000	BPCE SA(a)(b) 4.75%, 07/19/2027	984,003
1,000,000	Brookfield Finance Inc 5.68%, 01/15/2035	989,298
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	886,272
	Canadian Imperial Bank of Commerce
800,000	5.24%, 06/28/2027	798,727
1,000,000	5.26%, 04/08/2029	998,066
	Capital One Financial Corp
1,000,000	1.88%, 11/02/2027	916,898
1,000,000	6.31%, 06/08/2029	1,023,183
1,000,000	5.70%, 02/01/2030(a)	1,004,756
1,000,000	5.25%, 07/26/2030	982,420
	Charles Schwab Corp
1,500,000	0.90%, 03/11/2026	1,390,966
1,000,000	6.14%, 08/24/2034	1,041,338
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	655,233

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Chubb INA Holdings LLC 5.00%, 03/15/2034	$ 990,045
	Citigroup Inc
2,000,000	3.40%, 05/01/2026	1,931,596
3,250,000	4.45%, 09/29/2027	3,167,885
2,000,000	3.07%, 02/24/2028	1,887,474
3,000,000	3.52%, 10/27/2028	2,835,567
3,000,000	3.06%, 01/25/2033	2,548,226
3,500,000	2.90%, 11/03/2042	2,441,224
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	1,931,032
1,000,000	Cooperatieve Rabobank UA(b) 1.11%, 02/24/2027	928,819
	Crown Castle Inc REIT
1,000,000	4.80%, 09/01/2028	978,878
2,000,000	2.25%, 01/15/2031	1,644,826
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	880,518
3,000,000	Development Bank of Japan Inc(b) 1.75%, 10/20/2031	2,469,210
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	833,679
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	901,016
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	1,012,861
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	794,112
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	617,914
	Extra Space Storage LP REIT
1,000,000	2.40%, 10/15/2031	821,593
2,000,000	2.35%, 03/15/2032	1,593,180
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	814,794
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	458,476
1,000,000	4.06%, 04/25/2028	958,594
1,000,000	4.77%, 07/28/2030	961,809
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	959,787
1,000,000	1.09%, 12/09/2026	934,794
1,000,000	1.43%, 03/09/2027	933,095
175,000	1.54%, 09/10/2027	160,729
2,500,000	4.48%, 08/23/2028	2,443,287
3,000,000	5.73%, 04/25/2030	3,053,268
5,555,000	2.38%, 07/21/2032	4,561,937
2,000,000	3.21%, 04/22/2042	1,478,667
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	160,973
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	946,772
	HSBC Holdings PLC
175,000	1.59%, 05/24/2027(a)	163,117
4,741,000	2.21%, 08/17/2029	4,167,641
Principal Amount		Fair Value
Financial — (continued)
$ 1,400,000	2.87%, 11/22/2032	$ 1,164,293
1,200,000	4.76%, 03/29/2033	1,113,200
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	759,349
	ING Groep NV
1,000,000	6.08%, 09/11/2027	1,011,098
800,000	5.34%, 03/19/2030	796,872
800,000	5.55%, 03/19/2035	789,810
	Intercontinental Exchange Inc
1,000,000	3.10%, 09/15/2027	939,800
1,200,000	5.25%, 06/15/2031	1,206,773
1,000,000	3.00%, 06/15/2050	652,629
	JPMorgan Chase & Co
175,000	3.90%, 07/15/2025	172,305
1,729,000	0.77%, 08/09/2025	1,719,536
1,500,000	5.55%, 12/15/2025	1,498,467
175,000	3.30%, 04/01/2026	169,413
1,524,000	2.08%, 04/22/2026	1,479,896
1,175,000	1.58%, 04/22/2027	1,096,520
2,000,000	3.63%, 12/01/2027	1,913,234
1,000,000	5.30%, 07/24/2029	1,003,356
4,000,000	4.57%, 06/14/2030	3,882,420
1,175,000	2.74%, 10/15/2030	1,039,627
1,000,000	2.96%, 05/13/2031	876,419
1,425,000	1.95%, 02/04/2032	1,159,074
2,000,000	5.72%, 09/14/2033	2,027,686
1,000,000	5.34%, 01/23/2035	994,022
3,000,000	3.88%, 07/24/2038	2,571,850
500,000	5.50%, 10/15/2040	501,973
1,000,000	3.96%, 11/15/2048	794,390
1,000,000	KeyBank NA 4.39%, 12/14/2027	947,190
1,000,000	KeyCorp 4.79%, 06/01/2033	912,983
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	734,416
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	802,598
250,000	4.60%, 02/01/2033	234,465
	Kreditanstalt fuer Wiederaufbau
2,000,000	0.63%, 01/22/2026	1,872,227
1,000,000	5.00%, 03/16/2026	1,001,699
1,700,000	1.00%, 10/01/2026	1,567,680
1,000,000	3.75%, 02/15/2028	974,592
800,000	3.88%, 06/15/2028	781,801
2,000,000	0.75%, 09/30/2030	1,608,036
1,000,000	4.13%, 07/15/2033	972,999
1,000,000	Landwirtschaftliche Rentenbank 3.88%, 09/28/2027	977,935
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	865,757
	Lloyds Banking Group PLC
1,500,000	3.75%, 01/11/2027	1,443,414
1,000,000	5.72%, 06/05/2030	1,008,126
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	139,422

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Marsh & McLennan Cos Inc
$ 500,000	4.38%, 03/15/2029	$ 488,474
1,000,000	2.38%, 12/15/2031	829,152
1,000,000	5.40%, 09/15/2033	1,019,295
	Mastercard Inc
1,000,000	3.30%, 03/26/2027	959,337
1,000,000	4.88%, 05/09/2034	988,718
	MetLife Inc
600,000	5.30%, 12/15/2034	598,351
1,000,000	5.25%, 01/15/2054	950,768
	Metropolitan Life Global Funding I(b)
1,000,000	4.85%, 01/08/2029	991,488
2,000,000	2.40%, 01/11/2032	1,644,559
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	464,132
	Mitsubishi UFJ Financial Group Inc
4,574,000	1.54%, 07/20/2027	4,232,660
1,000,000	5.42%, 02/22/2029	1,005,866
1,000,000	2.85%, 01/19/2033	845,112
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029	1,013,423
1,000,000	1.98%, 09/08/2031	818,086
1,000,000	2.56%, 09/13/2031	813,666
800,000	5.59%, 07/10/2035	796,290
	Morgan Stanley
1,574,000	3.13%, 07/27/2026	1,504,805
500,000	4.35%, 09/08/2026	489,041
900,000	1.51%, 07/20/2027	832,054
1,400,000	5.65%, 04/13/2028	1,413,867
2,000,000	5.12%, 02/01/2029	1,992,093
1,000,000	5.45%, 07/20/2029	1,006,168
2,000,000	1.79%, 02/13/2032	1,605,093
1,175,000	2.24%, 07/21/2032	959,867
3,000,000	2.51%, 10/20/2032	2,479,506
1,000,000	2.94%, 01/21/2033	849,919
500,000	4.89%, 07/20/2033	482,005
585,000	5.83%, 04/19/2035	599,669
2,000,000	2.48%, 09/16/2036	1,582,242
1,000,000	5.95%, 01/19/2038	994,174
1,800,000	3.97%, 07/22/2038	1,524,276
1,000,000	2.80%, 01/25/2052	629,872
1,000,000	Morgan Stanley Bank NA 5.50%, 05/26/2028	1,006,843
1,500,000	Nasdaq Inc 3.95%, 03/07/2052	1,117,217
	National Australia Bank Ltd
1,000,000	5.09%, 06/11/2027	1,001,458
1,000,000	4.90%, 06/13/2028	997,926
1,000,000	2.99%, 05/21/2031(b)	841,216
1,000,000	NatWest Group PLC 5.52%, 09/30/2028	1,000,342
	Nomura Holdings Inc
1,000,000	2.61%, 07/14/2031	823,311
1,000,000	5.78%, 07/03/2034	996,262
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,050,055
Principal Amount		Fair Value
Financial — (continued)
	Oesterreichische Kontrollbank AG
$ 1,000,000	0.38%, 09/17/2025	$ 945,504
1,000,000	3.63%, 09/09/2027	970,074
1,000,000	4.13%, 01/18/2029	984,469
	PNC Financial Services Group Inc
1,000,000	5.35%, 12/02/2028	1,000,745
1,000,000	5.49%, 05/14/2030	1,005,563
2,000,000	2.31%, 04/23/2032	1,654,640
500,000	Principal Financial Group Inc 5.38%, 03/15/2033	498,660
2,000,000	Principal Life Global Funding II(b) 1.50%, 11/17/2026	1,836,322
1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	978,680
1,000,000	Progressive Corp 4.95%, 06/15/2033	989,283
	Prologis LP REIT
1,000,000	4.88%, 06/15/2028	995,107
500,000	4.63%, 01/15/2033	478,865
1,000,000	5.00%, 03/15/2034	978,052
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,479,500
1,000,000	3.70%, 10/01/2050	869,849
1,000,000	6.50%, 03/15/2054	1,009,483
500,000	Public Storage Operating Co REIT 5.13%, 01/15/2029	504,245
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	368,016
	Realty Income Corp REIT
1,000,000	3.95%, 08/15/2027	964,218
500,000	3.65%, 01/15/2028	475,903
1,000,000	1.80%, 03/15/2033	751,533
	Royal Bank of Canada
3,000,000	1.40%, 11/02/2026(a)	2,748,239
1,000,000	5.00%, 05/02/2033(a)	986,779
1,000,000	5.15%, 02/01/2034	992,309
1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	924,435
	Simon Property Group LP REIT
2,500,000	1.75%, 02/01/2028	2,227,130
1,000,000	2.45%, 09/13/2029	878,552
175,000	3.25%, 09/13/2049	117,254
	State Street Corp
1,000,000	5.27%, 08/03/2026	1,001,905
1,000,000	5.75%, 11/04/2026	1,003,943
2,000,000	2.20%, 03/03/2031	1,679,507
	Sumitomo Mitsui Financial Group Inc
2,000,000	5.52%, 01/13/2028	2,021,613
1,000,000	5.72%, 09/14/2028	1,019,304
2,000,000	5.77%, 01/13/2033	2,053,701

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	$ 879,056
1,000,000	Synchrony Bank 5.63%, 08/23/2027	990,640
500,000	Synchrony Financial 2.88%, 10/28/2031	400,957
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	814,694
	Toronto-Dominion Bank
1,300,000	2.80%, 03/10/2027	1,220,547
2,000,000	4.69%, 09/15/2027	1,970,105
1,200,000	4.99%, 04/05/2029	1,189,753
500,000	Travelers Cos Inc 5.45%, 05/25/2053	500,364
	Truist Financial Corp
300,000	4.26%, 07/28/2026	295,080
1,000,000	1.95%, 06/05/2030	827,661
3,000,000	4.92%, 07/28/2033	2,776,722
1,000,000	UBS Group AG(b) 5.62%, 09/13/2030	1,004,261
1,000,000	Unum Group 4.13%, 06/15/2051	733,644
	US Bancorp
1,000,000	3.10%, 04/27/2026	958,798
2,000,000	2.22%, 01/27/2028	1,849,156
1,700,000	4.55%, 07/22/2028	1,661,818
1,000,000	5.68%, 01/23/2035	1,003,835
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	475,124
800,000	VICI Properties LP REIT 5.75%, 04/01/2034	792,503
	Visa Inc
1,000,000	3.15%, 12/14/2025	972,529
1,500,000	4.15%, 12/14/2035	1,399,787
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	730,178
4,000,000	3.53%, 03/24/2028	3,815,390
1,000,000	5.71%, 04/22/2028	1,008,653
2,000,000	3.35%, 03/02/2033	1,734,411
3,000,000	4.90%, 07/25/2033	2,885,593
2,000,000	5.39%, 04/24/2034	1,977,135
1,000,000	5.50%, 01/23/2035	996,493
2,000,000	4.40%, 06/14/2046	1,613,122
1,200,000	5.01%, 04/04/2051	1,093,101
175,000	Western Union Co 1.35%, 03/15/2026	163,145
	Westpac Banking Corp
1,000,000	5.20%, 04/16/2026	1,000,345
1,000,000	5.05%, 04/16/2029	1,002,255
1,000,000	5.41%, 08/10/2033	976,646
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	856,553
500,000	Willis North America Inc 5.90%, 03/05/2054	484,520
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	810,900
		318,133,585
Principal Amount		Fair Value
Industrial — 2.06%
	3M Co
$ 1,000,000	3.63%, 10/15/2047	$ 723,983
500,000	4.00%, 09/14/2048	397,148
500,000	Berry Global Inc(b) 5.65%, 01/15/2034	488,354
	Boeing Co
175,000	2.75%, 02/01/2026	166,311
600,000	6.26%, 05/01/2027(b)	604,056
4,000,000	2.95%, 02/01/2030	3,424,508
1,000,000	5.71%, 05/01/2040	921,965
1,500,000	3.63%, 03/01/2048	960,876
175,000	5.93%, 05/01/2060	156,459
	Burlington Northern Santa Fe LLC
500,000	5.15%, 09/01/2043	479,193
1,000,000	4.45%, 01/15/2053	850,114
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	752,147
2,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	1,726,422
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	1,933,879
	Caterpillar Financial Services Corp
1,000,000	4.80%, 01/06/2026	995,098
2,000,000	5.00%, 05/14/2027	2,001,234
1,000,000	CNH Industrial Capital LLC 5.10%, 04/20/2029	995,984
	CSX Corp
1,250,000	4.25%, 03/15/2029	1,212,262
1,000,000	5.20%, 11/15/2033	1,002,112
250,000	4.75%, 05/30/2042	226,937
1,000,000	4.50%, 11/15/2052	855,000
	Eaton Corp
500,000	4.15%, 03/15/2033	468,225
500,000	4.70%, 08/23/2052	451,822
	FedEx Corp
1,000,000	3.25%, 05/15/2041	733,876
1,000,000	4.10%, 02/01/2045	787,359
175,000	5.25%, 05/15/2050	162,787
1,000,000	Fortune Brands Innovations Inc 5.88%, 06/01/2033	1,013,307
1,000,000	GATX Corp 4.90%, 03/15/2033	956,426
2,000,000	General Dynamics Corp 4.25%, 04/01/2040	1,755,770
500,000	Holcim Capital Corp Ltd(b) 6.50%, 09/12/2043	509,234
2,301,000	Honeywell International Inc 1.10%, 03/01/2027	2,086,656
600,000	Ingersoll Rand Inc 5.31%, 06/15/2031	603,177
1,000,000	Jabil Inc 4.25%, 05/15/2027	968,854
1,000,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	1,031,535

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	$ 488,682
	John Deere Capital Corp
500,000	1.70%, 01/11/2027	461,080
1,000,000	4.85%, 06/11/2029	996,765
2,000,000	4.90%, 03/07/2031	1,990,313
2,000,000	3.90%, 06/07/2032	1,851,610
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	999,933
1,000,000	Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.50%, 04/19/2029	1,011,711
	L3Harris Technologies Inc
800,000	5.05%, 06/01/2029	794,377
600,000	5.40%, 07/31/2033	598,108
600,000	5.35%, 06/01/2034	595,720
1,000,000	Lennox International Inc 5.50%, 09/15/2028	1,011,125
	Lockheed Martin Corp
1,000,000	4.45%, 05/15/2028	984,851
500,000	3.90%, 06/15/2032	466,354
500,000	4.09%, 09/15/2052	400,401
1,000,000	5.70%, 11/15/2054	1,028,411
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	779,332
1,000,000	Mohawk Industries Inc 5.85%, 09/18/2028	1,020,122
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	943,203
1,000,000	3.05%, 05/15/2050	650,071
500,000	5.35%, 08/01/2054	476,764
	Northrop Grumman Corp
1,000,000	3.25%, 01/15/2028	941,779
1,000,000	4.70%, 03/15/2033	964,753
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	927,041
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	652,268
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	913,032
500,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 5.55%, 05/01/2028	503,488
	Republic Services Inc
1,000,000	2.38%, 03/15/2033	799,418
1,000,000	5.00%, 12/15/2033	979,002
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	948,178
	RTX Corp
175,000	1.90%, 09/01/2031	140,423
1,000,000	5.15%, 02/27/2033	989,614
1,000,000	3.75%, 11/01/2046	748,243
1,500,000	4.35%, 04/15/2047	1,236,895
3,175,000	2.82%, 09/01/2051	1,933,384
1,000,000	Ryder System Inc 1.75%, 09/01/2026	925,233
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	Siemens Financieringsmaatschappij NV(b) 4.40%, 05/27/2045	$ 438,953
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	852,386
1,000,000	Textron Inc 3.90%, 09/17/2029	937,970
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	1,007,209
	Union Pacific Corp
1,750,000	2.15%, 02/05/2027	1,630,045
500,000	3.60%, 09/15/2037	420,349
500,000	3.38%, 02/14/2042	385,054
1,000,000	2.95%, 03/10/2052	643,532
500,000	4.95%, 09/09/2052	467,125
175,373	Union Pacific Railroad Co Pass Through Trust Series 2006 5.87%, 07/02/2030	176,691
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	471,545
1,000,000	5.15%, 05/22/2034	997,224
1,200,000	5.50%, 05/22/2054	1,189,971
500,000	Vulcan Materials Co 3.90%, 04/01/2027	483,753
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	814,507
1,600,000	Waste Management Inc 4.95%, 07/03/2031	1,587,069
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,189,289
		77,247,426
Technology — 1.92%
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,314,227
1,000,000	Analog Devices Inc 5.05%, 04/01/2034	995,960
	Apple Inc
175,000	2.90%, 09/12/2027	165,277
1,500,000	3.00%, 11/13/2027	1,421,177
1,000,000	1.20%, 02/08/2028	884,289
952,000	1.40%, 08/05/2028	837,987
1,000,000	4.15%, 05/10/2030	981,445
1,175,000	1.70%, 08/05/2031	961,310
1,500,000	3.85%, 05/04/2043	1,255,464
1,500,000	2.65%, 05/11/2050	957,317
1,000,000	2.40%, 08/20/2050(a)	605,753
2,175,000	2.70%, 08/05/2051	1,381,362
1,000,000	3.95%, 08/08/2052	812,352
1,500,000	Applied Materials Inc 4.80%, 06/15/2029	1,497,801
1,000,000	Autodesk Inc 2.40%, 12/15/2031	830,028
	Broadcom Inc
1,425,000	4.15%, 11/15/2030	1,345,837
3,500,000	3.42%, 04/15/2033(b)	3,017,520
573,000	4.93%, 05/15/2037(b)	538,914

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 175,000	3.50%, 02/15/2041(b)	$ 134,147
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	934,151
	Dell International LLC / EMC Corp
500,000	5.25%, 02/01/2028	503,310
76,000	8.10%, 07/15/2036	90,636
2,000,000	3.38%, 12/15/2041	1,462,985
15,000	8.35%, 07/15/2046	18,969
1,500,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	1,077,106
	Fiserv Inc
175,000	2.25%, 06/01/2027	161,477
1,000,000	5.45%, 03/02/2028	1,008,961
1,000,000	4.20%, 10/01/2028	960,930
500,000	Hewlett Packard Enterprise Co 6.10%, 04/01/2026	500,006
2,891,000	HP Inc 2.65%, 06/17/2031	2,450,166
	IBM International Capital Pte Ltd
1,000,000	4.75%, 02/05/2031	979,574
1,000,000	5.25%, 02/05/2044	948,093
	Intel Corp
1,000,000	3.75%, 08/05/2027	964,299
1,175,000	1.60%, 08/12/2028	1,028,488
1,000,000	5.13%, 02/10/2030	1,004,185
175,000	2.00%, 08/12/2031	142,414
1,175,000	2.80%, 08/12/2041	812,940
1,000,000	5.63%, 02/10/2043	990,439
175,000	3.05%, 08/12/2051	111,005
1,000,000	5.70%, 02/10/2053	982,870
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	1,950,742
1,000,000	4.00%, 06/20/2042	817,341
1,000,000	Intuit Inc 5.13%, 09/15/2028	1,009,229
500,000	KLA Corp 4.65%, 07/15/2032	488,099
1,000,000	Leidos Inc 2.30%, 02/15/2031	823,914
1,200,000	Micron Technology Inc 2.70%, 04/15/2032	993,600
	Microsoft Corp
2,000,000	1.35%, 09/15/2030	1,656,049
3,453,000	3.45%, 08/08/2036	3,010,082
1,000,000	2.53%, 06/01/2050	631,418
1,547,000	2.92%, 03/17/2052	1,050,174
1,675,000	NVIDIA Corp 1.55%, 06/15/2028	1,492,864
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	831,163
	Oracle Corp
1,600,000	2.95%, 04/01/2030	1,422,955
500,000	6.25%, 11/09/2032	529,205
Principal Amount		Fair Value
Technology — (continued)
$ 2,500,000	3.85%, 07/15/2036	$ 2,107,458
3,000,000	3.65%, 03/25/2041	2,295,073
175,000	4.00%, 07/15/2046	133,457
175,000	3.60%, 04/01/2050	122,478
1,175,000	3.95%, 03/25/2051	868,766
1,000,000	3.85%, 04/01/2060	687,218
1,894,000	Qorvo Inc 4.38%, 10/15/2029	1,788,825
	QUALCOMM Inc
2,500,000	1.30%, 05/20/2028	2,191,835
500,000	3.25%, 05/20/2050	353,222
600,000	4.50%, 05/20/2052	517,940
850,000	Roper Technologies Inc 1.00%, 09/15/2025	805,219
1,175,000	Salesforce Inc 2.70%, 07/15/2041	822,359
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	990,743
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	844,836
500,000	4.85%, 02/08/2034	495,496
500,000	4.10%, 08/16/2052	408,577
1,000,000	5.15%, 02/08/2054	957,035
	VMware LLC
175,000	1.40%, 08/15/2026	161,136
1,000,000	2.20%, 08/15/2031	812,545
1,000,000	Workday Inc 3.80%, 04/01/2032	898,535
		72,040,759
Utilities — 2.19%
2,000,000	AEP Texas Inc 2.10%, 07/01/2030	1,664,354
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	703,684
1,000,000	Ameren Illinois Co 4.95%, 06/01/2033	976,062
1,000,000	American Electric Power Co Inc 5.63%, 03/01/2033	996,316
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	756,431
	Appalachian Power Co
140,000	7.00%, 04/01/2038	153,752
1,000,000	3.70%, 05/01/2050	691,336
1,000,000	Arizona Public Service Co 5.70%, 08/15/2034	998,443
175,000	Atmos Energy Corp 5.50%, 06/15/2041	174,152
175,000	Avangrid Inc 3.80%, 06/01/2029	162,804
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	464,929
175,000	5.95%, 05/15/2037	181,138
175,000	5.15%, 11/15/2043	165,048
2,735,000	2.85%, 05/15/2051	1,666,889
500,000	Boston Gas Co(b) 3.15%, 08/01/2027	465,770

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	$ 841,913
600,000	CenterPoint Energy Inc 5.40%, 06/01/2029	602,164
1,000,000	CenterPoint Energy Resources Corp 4.40%, 07/01/2032	939,847
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	903,760
	Commonwealth Edison Co
1,000,000	5.30%, 06/01/2034	1,000,067
600,000	5.65%, 06/01/2054	596,291
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	956,698
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	938,079
1,500,000	5.50%, 03/15/2034	1,523,612
1,200,000	5.70%, 05/15/2054	1,191,534
1,000,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	969,124
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	898,644
	Dominion Energy Inc
175,000	3.90%, 10/01/2025	171,349
1,500,000	3.38%, 04/01/2030	1,354,942
1,175,000	2.25%, 08/15/2031	957,144
175,000	4.70%, 12/01/2044	148,076
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	822,999
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	998,920
1,000,000	3.75%, 08/15/2047	760,134
1,000,000	DTE Energy Co 4.88%, 06/01/2028	984,292
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	874,764
	Duke Energy Corp
3,100,000	2.55%, 06/15/2031	2,595,337
175,000	3.50%, 06/15/2051	118,322
600,000	5.80%, 06/15/2054	582,842
1,000,000	Duke Energy Florida LLC 1.75%, 06/15/2030	829,736
1,500,000	Duke Energy Florida Project Finance LLC 2.86%, 03/01/2033	1,287,937
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	991,307
657,000	Duke Energy Progress LLC 2.00%, 08/15/2031	535,719
471,751	Elm Road Generating Station Supercritical LLC(b) 4.67%, 01/19/2031	446,667
1,200,000	Entergy Arkansas LLC 5.45%, 06/01/2034	1,201,643
175,000	Entergy Corp 2.80%, 06/15/2030	152,847
Principal Amount		Fair Value
Utilities — (continued)
$ 1,200,000	Entergy Louisiana LLC 5.70%, 03/15/2054	$ 1,180,269
	Eversource Energy
600,000	5.50%, 01/01/2034	588,652
1,000,000	3.45%, 01/15/2050	683,804
1,750,000	Exelon Corp 5.30%, 03/15/2033	1,737,387
	Florida Power & Light Co
1,000,000	5.15%, 06/15/2029	1,008,376
140,000	5.96%, 04/01/2039	147,050
1,209,000	5.25%, 02/01/2041	1,179,494
171,000	4.05%, 10/01/2044	140,706
1,500,000	3.15%, 10/01/2049	1,019,971
1,000,000	Georgia Power Co 3.25%, 03/15/2051	680,002
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	162,434
1,000,000	ITC Holdings Corp(b) 4.95%, 09/22/2027	990,619
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	516,994
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	164,554
	MidAmerican Energy Co
1,000,000	5.35%, 01/15/2034	1,013,713
1,175,000	2.70%, 08/01/2052	705,514
	National Rural Utilities Cooperative Finance Corp
1,000,000	5.05%, 09/15/2028	1,002,187
1,000,000	2.75%, 04/15/2032	842,301
	NextEra Energy Capital Holdings Inc
1,500,000	4.63%, 07/15/2027	1,475,476
1,200,000	5.05%, 02/28/2033	1,166,346
	NiSource Inc
1,000,000	5.20%, 07/01/2029	996,106
1,000,000	5.40%, 06/30/2033	989,779
600,000	5.35%, 04/01/2034	588,469
1,000,000	Northern States Power Co 4.00%, 08/15/2045	789,907
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	1,003,623
2,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	1,190,381
1,000,000	ONE Gas Inc 4.25%, 09/01/2032	958,964
1,400,000	Pacific Gas & Electric Co 4.95%, 07/01/2050	1,156,709
1,000,000	PECO Energy Co 4.38%, 08/15/2052	822,450
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	951,982
175,000	Progress Energy Inc 7.75%, 03/01/2031	196,389
	Public Service Electric & Gas Co
1,000,000	5.20%, 08/01/2033	1,001,427
1,000,000	4.05%, 05/01/2045	799,189

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 175,000	Public Service Enterprise Group Inc 1.60%, 08/15/2030	$ 141,911
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	616,148
1,000,000	Sierra Pacific Power Co 5.90%, 03/15/2054	994,782
	Southern California Edison Co
500,000	5.15%, 06/01/2029	499,531
1,000,000	5.45%, 06/01/2031	1,007,149
1,400,000	5.75%, 04/15/2054	1,370,128
1,000,000	Southern California Gas Co 5.60%, 04/01/2054	981,586
	Southern Co
1,500,000	3.70%, 04/30/2030	1,382,907
1,000,000	5.70%, 03/15/2034	1,016,687
500,000	4.40%, 07/01/2046	417,500
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,014,497
1,000,000	Tampa Electric Co 5.00%, 07/15/2052	896,450
1,200,000	Union Electric Co 5.20%, 04/01/2034	1,191,137
	Virginia Electric & Power Co
500,000	3.75%, 05/15/2027	481,539
500,000	3.80%, 09/15/2047	370,702
1,000,000	5.35%, 01/15/2054	943,503
500,000	WEC Energy Group Inc 5.60%, 09/12/2026	501,890
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	913,974
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	152,659
1,000,000	4.60%, 06/01/2032	935,056
1,000,000	5.45%, 08/15/2033	982,430
		82,061,208
TOTAL CORPORATE BONDS AND NOTES — 24.96% (Cost $1,015,520,133)		$936,705,387
FOREIGN GOVERNMENT BONDS AND NOTES
	African Development Bank
1,000,000	3.38%, 07/07/2025	982,075
500,000	4.38%, 03/14/2028	496,147
	Asian Development Bank
1,000,000	4.25%, 01/09/2026	989,597
3,000,000	4.88%, 05/21/2026	3,000,864
1,000,000	3.13%, 08/20/2027	956,881
1,000,000	3.75%, 04/25/2028	972,198
1,000,000	4.50%, 08/25/2028	999,608
1,000,000	1.88%, 03/15/2029	890,942
1,000,000	3.88%, 09/28/2032	959,469
1,000,000	3.88%, 06/14/2033	953,996
	Asian Infrastructure Investment Bank
1,500,000	3.38%, 06/29/2025	1,472,916
1,000,000	4.13%, 01/18/2029	986,702
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,500,000	Canada Government International Bond 0.75%, 05/19/2026	$ 1,390,762
	Chile Government International Bond
500,000	2.75%, 01/31/2027	469,649
1,000,000	4.95%, 01/05/2036	958,100
4,000,000	3.50%, 01/25/2050	2,871,383
500,000	3.25%, 09/21/2071	308,612
500,000	Corp Andina de Fomento 2.25%, 02/08/2027	464,148
1,500,000	Council of Europe Development Bank 0.88%, 09/22/2026	1,377,616
500,000	Council Of Europe Development Bank 4.13%, 01/24/2029	492,629
	European Bank for Reconstruction & Development
1,000,000	0.50%, 11/25/2025	939,455
1,000,000	4.38%, 03/09/2028	993,844
1,000,000	4.13%, 01/25/2029	985,289
	European Investment Bank
1,000,000	0.63%, 07/25/2025	953,976
2,000,000	1.38%, 03/15/2027	1,834,963
1,000,000	3.25%, 11/15/2027	959,049
2,000,000	3.88%, 03/15/2028	1,954,675
1,000,000	1.75%, 03/15/2029(a)	885,674
1,000,000	3.63%, 07/15/2030	956,846
1,000,000	3.75%, 02/14/2033	949,937
1,000,000	4.13%, 02/13/2034	972,057
	Export Development Canada
1,000,000	4.38%, 06/29/2026	991,082
1,000,000	3.88%, 02/14/2028	976,928
	Export-Import Bank of Korea
1,000,000	2.63%, 05/26/2026	956,607
1,000,000	5.13%, 01/11/2033	1,011,780
1,000,000	4.63%, 06/07/2033(b)	976,418
	Hungary Government International Bond(b)
1,000,000	2.13%, 09/22/2031	791,250
1,000,000	3.13%, 09/21/2051	632,130
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	944,835
1,000,000	4.65%, 09/20/2032	963,750
1,000,000	5.65%, 01/11/2053	1,015,000
	Inter-American Development Bank
1,000,000	0.63%, 07/15/2025(a)	954,482
1,500,000	0.88%, 04/20/2026	1,397,237
1,000,000	4.38%, 02/01/2027	992,824
2,000,000	1.13%, 07/20/2028	1,751,375
1,000,000	4.13%, 02/15/2029	985,977
1,000,000	3.50%, 04/12/2033	928,820
500,000	4.50%, 09/13/2033(a)	499,408
	Inter-American Investment Corp
1,000,000	4.13%, 02/15/2028	978,943

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	4.75%, 09/19/2028	$ 1,003,508
	International Bank for Reconstruction & Development
1,000,000	0.75%, 11/24/2027	880,594
1,000,000	4.63%, 08/01/2028	1,004,491
9,500,000	1.13%, 09/13/2028	8,286,030
1,000,000	4.00%, 07/25/2030	975,940
500,000	0.75%, 08/26/2030	400,879
2,000,000	1.25%, 02/10/2031	1,632,378
	International Finance Corp
500,000	4.38%, 01/15/2027	496,441
500,000	4.50%, 07/13/2028	500,190
	Israel Government International Bond
1,000,000	3.25%, 01/17/2028	916,145
1,000,000	4.50%, 01/17/2033	899,380
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,765,629
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	927,500
470,000	1.38%, 04/25/2027	426,248
1,000,000	4.50%, 02/15/2029	988,136
1,000,000	4.25%, 09/08/2032	947,451
	Mexico Government International Bond
500,000	5.40%, 02/09/2028	498,067
1,000,000	5.00%, 05/07/2029	976,509
2,000,000	4.75%, 04/27/2032	1,845,764
1,000,000	4.88%, 05/19/2033	921,277
500,000	3.50%, 02/12/2034	406,216
2,750,000	4.60%, 01/23/2046	2,117,589
1,000,000	6.34%, 05/04/2053	942,853
1,000,000	3.77%, 05/24/2061	611,499
	Nordic Investment Bank
1,000,000	0.50%, 01/21/2026	933,887
1,000,000	3.38%, 09/08/2027	962,682
	Panama Government International Bond
1,200,000	3.16%, 01/23/2030	1,010,792
1,600,000	6.40%, 02/14/2035	1,514,210
800,000	6.85%, 03/28/2054	731,379
400,000	Perusahaan Penerbit SBSN Indonesia III(b) 4.70%, 06/06/2032	385,158
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	871,801
500,000	3.00%, 01/15/2034	408,137
1,000,000	3.55%, 03/10/2051(a)	703,550
	Philippine Government International Bond
2,000,000	3.00%, 02/01/2028	1,860,960
200,000	5.61%, 04/13/2033	205,548
1,000,000	5.00%, 07/17/2033	986,584
2,000,000	2.95%, 05/05/2045	1,385,000
1,000,000	Province of Alberta Canada 4.50%, 01/24/2034	978,959
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Province of British Columbia Canada
$ 3,000,000	1.30%, 01/29/2031(a)	$ 2,441,135
1,000,000	4.20%, 07/06/2033	958,327
	Province of Manitoba Canada
500,000	2.13%, 06/22/2026(a)	473,578
1,000,000	4.30%, 07/27/2033	965,597
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026	934,190
1,000,000	1.13%, 10/07/2030	809,869
1,500,000	1.80%, 10/14/2031	1,233,448
5,099,000	Province of Quebec Canada(a) 1.35%, 05/28/2030	4,234,879
1,000,000	Republic of Italy Government International Bond 3.88%, 05/06/2051	705,222
	Republic of Poland Government International Bond
500,000	5.50%, 11/16/2027	509,416
1,000,000	5.75%, 11/16/2032	1,035,648
1,000,000	4.88%, 10/04/2033	975,236
	Svensk Exportkredit AB
1,000,000	4.13%, 06/14/2028	982,340
1,000,000	4.88%, 10/04/2030	1,013,368
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	485,454
500,000	5.75%, 10/28/2034	520,505
500,000	4.98%, 04/20/2055	455,348
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.10% (Cost $125,801,006)		$116,171,826
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.78%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	470,793
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	283,084
	Series 2019-BN20 Class ASB
2,200,000	2.93%, 09/15/2062	2,062,953
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,812,437
	BBCMS Mortgage Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,264,570

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-C11 Class A5
$ 1,000,000	2.32%, 09/15/2054	$ 825,226
	Benchmark Mortgage Trust
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(c)	1,047,297
	Series 2018-B7 Class A3
2,200,000	4.24%, 05/15/2053	2,080,884
	Series 2019-B9 Class A4
650,000	3.75%, 03/15/2052	606,752
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	260,888
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	814,143
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	941,764
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
1,000,000	3.76%, 06/10/2048	971,984
	Series 2018-C6 Class A4
2,095,000	4.41%, 11/10/2051	1,975,449
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	222,857
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,720,673
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(c)	2,958,396
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	893,593
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	574,958
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,482,668
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	950,498
	Wells Fargo Commercial Mortgage Trust
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,124,530
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-C55 Class A5
$ 1,000,000	2.73%, 02/15/2053	$ 874,429
		29,220,826
U.S. Government Agency — 26.21%
	Federal Home Loan Mortgage Corp
63,957	4.00%, 05/01/2026	63,078
52,348	3.00%, 01/01/2027	50,994
1,570	7.50%, 05/01/2027	1,579
193,014	2.50%, 11/01/2028	184,926
130,336	3.00%, 01/01/2029	125,769
407,957	3.00%, 02/01/2029	391,899
5,894	6.50%, 04/01/2029	6,035
953	7.50%, 08/01/2030	975
1,107,350	2.50%, 12/01/2031	1,035,550
201,817	2.50%, 02/01/2032	188,380
127,878	3.50%, 04/01/2032	122,335
30,722	6.50%, 11/01/2032	31,624
200,797	3.00%, 04/01/2033	190,521
109,755	3.50%, 05/01/2033	105,282
155,377	3.50%, 06/01/2033	147,677
245,090	4.00%, 07/01/2033	238,881
898,104	3.00%, 01/01/2034	847,536
118,354	3.50%, 03/01/2034	113,189
229,443	4.00%, 06/01/2034	222,184
186,272	3.50%, 09/01/2034	177,342
301,347	2.00%, 10/01/2034	267,334
621,078	3.00%, 12/01/2034	578,262
736,226	2.50%, 02/01/2035	671,023
199,440	2.50%, 03/01/2035	181,024
485,621	1.50%, 07/01/2035	418,163
1,568,316	2.00%, 07/01/2035	1,388,223
479,487	3.00%, 07/01/2035	444,802
675,738	2.00%, 08/01/2035	598,299
931,587	2.00%, 10/01/2035	825,839
1,413,118	1.50%, 12/01/2035	1,216,780
140,502	2.00%, 12/01/2035	124,395
1,443,173	2.00%, 01/01/2036	1,277,723
1,285,293	1.50%, 02/01/2036	1,105,060
451,344	2.00%, 02/01/2036	399,033
1,444,626	2.50%, 02/01/2036	1,315,632
281,467	2.00%, 03/01/2036	248,844
7,287	6.00%, 03/01/2036	7,453
8,024	6.00%, 04/01/2036	8,216
517,612	1.00%, 05/01/2036	433,353
482,384	1.50%, 05/01/2036	414,727
924,884	2.00%, 05/01/2036	814,299
272,653	1.50%, 06/01/2036	234,402
30,316	5.00%, 06/01/2036	29,943
1,194,298	1.50%, 07/01/2036	1,025,363
222,775	1.00%, 08/01/2036	186,506
771,263	1.50%, 09/01/2036	661,625
711,208	2.00%, 09/01/2036	626,569
578,851	3.00%, 09/01/2036	534,320
3,075,958	2.00%, 10/01/2036	2,705,028
2,000,523	2.50%, 10/01/2036	1,808,891
2,292,984	1.50%, 12/01/2036	1,961,380

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 978,909	1.50%, 01/01/2037	$ 837,335
361,330	1.50%, 03/01/2037	308,899
1,350,105	2.00%, 03/01/2037	1,193,456
1,062,596	2.00%, 04/01/2037	933,576
410,654	1.50%, 05/01/2037	351,063
1,232,294	1.50%, 06/01/2037	1,053,320
354,316	4.00%, 07/01/2037	340,317
453,755	5.00%, 10/01/2037	450,263
186,751	4.50%, 11/01/2037	182,860
12,097	5.50%, 11/01/2037	12,169
202,786	4.00%, 12/01/2037	194,999
592,817	4.50%, 12/01/2037	579,953
9,000	5.50%, 12/01/2037	9,056
575,995	3.50%, 01/01/2038	544,577
308,423	4.00%, 05/01/2038	296,580
307,668	5.50%, 07/01/2038	308,333
82,235	3.50%, 10/01/2038	76,848
337,937	5.50%, 11/01/2038	338,669
66,071	5.00%, 12/01/2039	65,419
675,016	3.00%, 02/01/2040	610,508
147,382	5.00%, 02/01/2040	145,927
125,123	5.00%, 05/01/2040	123,888
220,449	2.50%, 07/01/2040	191,934
189,642	2.50%, 08/01/2040	165,490
61,657	5.00%, 08/01/2040	61,048
1,123,725	2.00%, 10/01/2040	949,187
364,478	1.50%, 11/01/2040	295,109
470,935	2.00%, 12/01/2040	395,737
722,219	2.50%, 12/01/2040	629,484
573,075	4.00%, 02/01/2041	541,507
703,424	2.00%, 03/01/2041	594,142
96,251	4.00%, 04/01/2041	90,947
234,516	1.50%, 05/01/2041	189,684
1,188,430	2.00%, 07/01/2041	989,090
330,501	2.50%, 07/01/2041	287,241
490,078	2.00%, 08/01/2041	413,929
1,613,070	2.00%, 10/01/2041	1,353,442
582,578	2.00%, 11/01/2041	487,490
609,172	1.50%, 12/01/2041	490,911
676,803	2.50%, 04/01/2042	578,676
444,295	2.50%, 09/01/2042	382,808
284,671	3.50%, 11/01/2042	259,586
240,367	3.50%, 05/01/2043	219,252
362,786	4.00%, 11/01/2043	341,057
330,542	3.50%, 11/01/2044	300,212
1,041,665	3.00%, 04/01/2045	915,339
607,249	3.00%, 08/01/2045	533,162
349,628	3.50%, 10/01/2045	317,281
965,591	3.50%, 04/01/2046	875,490
2,354,763	3.00%, 02/01/2047	2,060,081
997,276	3.50%, 02/01/2047	900,492
935,336	4.00%, 02/01/2047	880,181
473,212	2.50%, 03/01/2047	398,021
1,083,271	3.50%, 07/01/2047	984,596
469,973	3.50%, 11/01/2047	425,354
453,542	4.00%, 11/01/2047	423,289
285,426	4.50%, 01/01/2048	275,484
1,013,118	3.50%, 02/01/2048	916,701
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 344,106	4.00%, 03/01/2048	$ 320,499
985,453	3.50%, 08/01/2048	884,141
193,445	4.00%, 08/01/2048	180,101
123,343	4.50%, 08/01/2048	117,932
146,022	4.00%, 09/01/2048	135,704
2,769,349	4.00%, 11/01/2048	2,574,628
60,729	4.00%, 01/01/2049	56,479
1,131,695	3.50%, 05/01/2049	1,022,168
3,971,003	3.50%, 06/01/2049	3,560,026
489,701	5.50%, 06/01/2049	492,245
326,540	4.50%, 08/01/2049	312,878
470,941	5.00%, 08/01/2049	462,691
1,463,368	3.00%, 09/01/2049	1,260,834
435,671	4.00%, 09/01/2049	403,572
722,181	2.50%, 10/01/2049	596,699
313,447	3.00%, 10/01/2049	271,694
64,234	3.50%, 10/01/2049	57,520
165,372	4.00%, 10/01/2049	153,188
924,831	4.50%, 11/01/2049	885,373
1,759,215	3.50%, 12/01/2049	1,576,911
381,822	3.50%, 01/01/2050	342,487
1,324,549	3.00%, 02/01/2050	1,144,666
132,968	3.00%, 03/01/2050	114,960
167,481	5.00%, 03/01/2050	164,682
347,572	3.00%, 04/01/2050	300,068
532,192	3.50%, 04/01/2050	477,826
1,539,199	2.50%, 05/01/2050	1,271,442
632,414	4.00%, 05/01/2050	588,876
3,574,970	2.50%, 07/01/2050	2,943,170
88,295	4.00%, 07/01/2050	81,761
749,506	4.50%, 07/01/2050	711,449
1,192,341	2.00%, 08/01/2050	941,358
2,760,991	3.00%, 08/01/2050	2,375,943
5,640,656	2.00%, 09/01/2050	4,454,997
2,721,986	2.50%, 09/01/2050	2,241,862
3,231,103	3.00%, 09/01/2050	2,776,493
186,562	3.50%, 09/01/2050	167,078
100,075	4.00%, 09/01/2050	92,705
889,034	2.00%, 10/01/2050	704,458
908,513	2.50%, 10/01/2050	748,647
3,375,593	3.00%, 10/01/2050	2,902,024
2,197,574	1.50%, 11/01/2050	1,643,182
6,721,358	2.00%, 11/01/2050	5,294,247
916,872	2.50%, 11/01/2050	762,154
1,825,720	1.50%, 12/01/2050	1,369,372
4,715,350	2.00%, 12/01/2050	3,713,774
458,306	3.00%, 12/01/2050	393,773
7,020,713	2.00%, 01/01/2051	5,540,714
6,584,399	2.50%, 01/01/2051	5,411,690
4,141,503	1.50%, 03/01/2051	3,108,989
8,368,740	2.00%, 03/01/2051	6,589,683
813,742	1.50%, 04/01/2051	610,762
538,067	2.50%, 04/01/2051	442,749
3,895,077	2.00%, 05/01/2051	3,075,954
4,247,018	2.50%, 05/01/2051	3,505,730
995,885	1.50%, 06/01/2051	747,138
1,088,650	3.50%, 06/01/2051	970,019
3,334,206	2.00%, 08/01/2051	2,619,267

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,409,990	2.50%, 08/01/2051	$ 1,157,635
4,368,570	2.50%, 09/01/2051	3,600,614
3,049,219	1.50%, 10/01/2051	2,284,031
9,869,007	2.00%, 10/01/2051	7,738,953
11,570,186	2.50%, 10/01/2051	9,505,297
9,437,768	2.00%, 11/01/2051	7,407,926
4,552,711	2.50%, 11/01/2051	3,734,369
5,328,754	2.00%, 12/01/2051	4,178,135
3,848,118	2.50%, 12/01/2051	3,154,517
3,695,654	3.00%, 12/01/2051	3,148,783
2,178,239	2.00%, 01/01/2052	1,707,101
6,541,012	2.50%, 01/01/2052	5,418,406
843,382	3.00%, 01/01/2052	718,129
689,339	2.00%, 02/01/2052	539,251
2,106,605	2.50%, 02/01/2052	1,733,449
3,733,884	2.00%, 03/01/2052	2,939,700
3,031,309	3.00%, 03/01/2052	2,588,015
375,970	3.50%, 03/01/2052	334,910
4,633,384	2.50%, 04/01/2052	3,797,100
302,634	3.00%, 04/01/2052	261,146
2,097,359	3.50%, 04/01/2052	1,860,915
6,389,511	3.00%, 05/01/2052	5,441,130
1,350,477	4.00%, 05/01/2052	1,238,172
934,828	3.00%, 06/01/2052	801,085
4,464,676	3.50%, 06/01/2052	3,958,458
538,394	4.50%, 06/01/2052	508,288
2,003,556	2.50%, 07/01/2052	1,639,453
357,811	3.50%, 07/01/2052	319,338
584,470	4.50%, 07/01/2052	551,894
291,767	5.00%, 07/01/2052	282,296
682,389	3.50%, 08/01/2052	609,181
4,137,531	4.00%, 08/01/2052	3,787,167
2,760,308	2.50%, 09/01/2052	2,255,159
526,354	4.00%, 09/01/2052	488,394
7,201,497	4.50%, 09/01/2052	6,801,417
2,639,578	5.00%, 09/01/2052	2,556,467
3,225,930	3.50%, 10/01/2052	2,856,778
2,130,340	4.00%, 10/01/2052	1,952,213
453,161	4.50%, 10/01/2052	427,710
523,055	5.00%, 10/01/2052	510,256
411,117	5.50%, 10/01/2052	406,362
260,546	6.00%, 10/01/2052	262,541
559,038	4.50%, 11/01/2052	538,096
2,296,145	5.00%, 11/01/2052	2,222,960
579,245	5.50%, 11/01/2052	573,285
733,230	4.50%, 12/01/2052	691,350
3,132,353	5.00%, 12/01/2052	3,041,423
919,869	5.50%, 12/01/2052	912,523
437,785	6.00%, 12/01/2052	440,657
543,472	5.00%, 01/01/2053	527,830
1,058,550	5.50%, 01/01/2053	1,046,648
1,789,924	6.00%, 01/01/2053	1,808,725
667,428	5.50%, 02/01/2053	659,845
264,035	6.50%, 02/01/2053	269,619
716,934	5.00%, 03/01/2053	694,326
582,249	5.50%, 03/01/2053	578,088
611,795	4.50%, 04/01/2053	576,821
1,142,815	5.50%, 04/01/2053	1,133,333
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 842,981	5.00%, 05/01/2053	$ 820,505
2,933,200	5.50%, 05/01/2053	2,894,424
660,504	4.50%, 06/01/2053	622,733
733,883	5.00%, 06/01/2053	717,348
842,270	5.50%, 06/01/2053	832,964
1,269,810	5.00%, 07/01/2053	1,227,722
421,437	5.50%, 07/01/2053	417,469
682,574	6.00%, 07/01/2053	687,918
2,072,444	5.00%, 08/01/2053	2,003,639
420,428	5.50%, 08/01/2053	414,786
1,028,260	6.00%, 08/01/2053	1,043,476
357,778	6.50%, 08/01/2053	369,784
383,238	5.00%, 09/01/2053	370,416
728,803	6.50%, 09/01/2053	746,918
1,755,949	5.50%, 10/01/2053	1,732,070
6,546,287	6.00%, 10/01/2053	6,583,019
997,587	6.50%, 10/01/2053	1,015,511
1,143,795	5.00%, 11/01/2053	1,105,596
593,054	5.50%, 11/01/2053	584,989
385,751	6.00%, 11/01/2053	391,704
940,767	6.50%, 11/01/2053	965,606
1,217,862	5.50%, 12/01/2053	1,201,300
3,650,154	6.00%, 01/01/2054	3,673,186
1,599,293	5.50%, 02/01/2054	1,597,183
550,488	7.00%, 04/01/2054	566,192
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	973,208
	Series K061 Class A2
1,857,218	3.35%, 11/25/2026(c)	1,785,437
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,046,669
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(c)	2,652,108
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(c)	1,441,271
	Series K087 Class A2
1,565,000	3.77%, 12/25/2028	1,500,444
	Series K092 Class A2
2,150,000	3.30%, 04/25/2029	2,019,025
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,286,215
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	896,716
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,816,442
	Series K104 Class A2
300,000	2.25%, 01/25/2030	264,368
	Series K127 Class A2
500,000	2.11%, 01/25/2031	425,781
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,481,486
	Series K154 Class A2
1,900,000	3.42%, 04/25/2032	1,781,225
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	441,440

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association
$ 697,764	2.50%, 06/01/2028	$ 667,133
10,212	6.00%, 01/01/2029	10,356
171,938	3.00%, 03/01/2029	164,889
120,288	3.50%, 04/01/2029	116,694
69,593	3.50%, 09/01/2029	67,394
104,667	4.00%, 09/01/2030	101,820
330,400	3.00%, 10/01/2030	314,525
27,404	8.00%, 10/01/2030	27,390
729,774	2.50%, 09/01/2031	682,924
195,501	2.00%, 10/01/2031	180,274
96,212	3.50%, 01/01/2032	91,929
638,366	3.50%, 02/01/2032	611,744
28,309	6.50%, 06/01/2032	28,816
280,667	3.00%, 08/01/2032	264,815
23,535	6.50%, 08/01/2032	24,187
959,833	3.00%, 10/01/2032	899,018
74,199	3.00%, 11/01/2032	69,766
256,840	2.50%, 01/01/2033	242,350
325,422	3.00%, 02/01/2033	303,790
93,833	5.50%, 03/01/2033	94,175
354,625	3.00%, 04/01/2033	331,616
15,167	5.00%, 09/01/2033	14,961
1,406,990	3.00%, 12/01/2033	1,328,156
18,803	5.50%, 01/01/2034	19,009
126,761	4.00%, 02/01/2034	122,625
187,141	3.50%, 03/01/2034	178,289
73,304	5.50%, 03/01/2034	73,661
71,355	5.50%, 05/01/2034	71,615
251,425	3.50%, 07/01/2034	243,871
170,674	2.50%, 09/01/2034	155,744
211,927	3.00%, 02/01/2035	197,931
21,187	5.50%, 02/01/2035	21,264
254,072	3.00%, 03/01/2035	236,059
742,415	3.00%, 04/01/2035	688,721
222,167	5.00%, 05/01/2035	219,148
642,509	2.00%, 06/01/2035	568,879
696,531	2.50%, 06/01/2035	633,905
274,772	3.50%, 06/01/2035	261,607
261,388	1.50%, 07/01/2035	225,077
4,824	5.00%, 07/01/2035	4,758
470,428	2.00%, 09/01/2035	416,190
201,314	3.50%, 09/01/2035	192,294
46,899	5.00%, 09/01/2035	46,308
691,210	1.50%, 10/01/2035	595,187
50,128	5.00%, 10/01/2035	49,471
36,855	6.00%, 10/01/2035	37,613
38,730	5.50%, 11/01/2035	38,872
1,609,367	2.00%, 12/01/2035	1,424,875
768,393	2.00%, 01/01/2036	679,331
756,066	2.50%, 01/01/2036	688,098
761,820	1.50%, 02/01/2036	654,994
2,157,032	2.00%, 02/01/2036	1,907,279
346,466	3.50%, 04/01/2036	326,481
46,108	6.00%, 04/01/2036	47,596
781,440	1.50%, 05/01/2036	670,689
1,285,538	2.00%, 05/01/2036	1,136,518
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 625,318	2.50%, 05/01/2036	$ 565,622
1,799,080	2.00%, 06/01/2036	1,585,555
4,004,566	2.50%, 06/01/2036	3,622,257
953,260	1.50%, 07/01/2036	817,204
330,870	2.50%, 07/01/2036	300,158
265,562	1.50%, 08/01/2036	228,639
465,716	2.00%, 08/01/2036	413,016
3,347	6.50%, 08/01/2036	3,429
1,402,434	1.50%, 09/01/2036	1,201,006
2,047,566	2.00%, 09/01/2036	1,802,553
155,415	1.00%, 10/01/2036	129,741
2,804,028	1.50%, 10/01/2036	2,405,562
669,721	2.00%, 10/01/2036	589,162
341,698	2.50%, 10/01/2036	308,531
1,157,540	1.50%, 11/01/2036	990,153
3,890,622	2.00%, 11/01/2036	3,428,185
357,849	2.50%, 11/01/2036	323,676
28,944	5.50%, 11/01/2036	29,050
478,425	1.50%, 12/01/2036	409,243
423,120	6.00%, 12/01/2036	432,602
1,784,430	1.50%, 01/01/2037	1,526,362
1,834,922	2.00%, 01/01/2037	1,614,210
714,683	3.00%, 01/01/2037	659,136
1,335,035	2.00%, 02/01/2037	1,176,057
1,193,064	2.00%, 03/01/2037	1,054,449
916,404	2.00%, 04/01/2037	805,281
921,335	3.00%, 04/01/2037	852,066
564,201	3.50%, 07/01/2037	535,073
22,257	5.00%, 07/01/2037	21,955
411,390	2.50%, 08/01/2037	371,632
126,773	5.50%, 08/01/2037	127,237
609,521	3.00%, 09/01/2037	563,695
406,752	4.00%, 12/01/2037	391,149
223,222	5.50%, 01/01/2038	224,038
555,320	2.50%, 02/01/2038	501,284
100,576	6.00%, 03/01/2038	102,853
49,491	5.50%, 07/01/2038	49,673
338,246	5.00%, 09/01/2038	335,367
34,094	2.50%, 05/01/2039	30,377
31,289	6.00%, 05/01/2039	31,997
216,985	4.50%, 08/01/2039	210,773
270,613	5.00%, 08/01/2039	267,593
223,102	5.00%, 12/01/2039	220,612
113,083	4.50%, 03/01/2040	109,844
541,160	2.50%, 05/01/2040	472,698
695,566	3.00%, 05/01/2040	644,344
1,724,217	2.00%, 06/01/2040	1,454,571
159,713	5.00%, 06/01/2040	157,930
131,333	4.50%, 08/01/2040	127,574
458,651	2.00%, 09/01/2040	386,037
256,290	2.50%, 09/01/2040	223,652
630,843	3.00%, 09/01/2040	578,804
854,806	2.00%, 11/01/2040	722,065
86,324	4.50%, 11/01/2040	83,851
114,949	5.00%, 11/01/2040	113,666
287,675	1.50%, 01/01/2041	232,928
509,545	2.00%, 02/01/2041	428,713
1,069,480	4.00%, 02/01/2041	1,009,263

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 442,056	4.50%, 03/01/2041	$ 429,393
411,233	2.00%, 04/01/2041	347,375
227,230	2.00%, 05/01/2041	190,059
314,134	5.00%, 05/01/2041	310,401
322,859	2.00%, 06/01/2041	272,722
777,345	2.00%, 08/01/2041	656,620
533,207	1.50%, 09/01/2041	430,063
1,079,077	2.50%, 09/01/2041	936,499
713,570	1.50%, 10/01/2041	575,094
988,349	2.00%, 10/01/2041	827,464
879,406	2.50%, 10/01/2041	762,453
150,138	4.50%, 10/01/2041	145,837
1,328,590	1.50%, 12/01/2041	1,070,754
758,107	2.00%, 12/01/2041	634,119
429,745	3.50%, 12/01/2041	395,089
422,835	4.00%, 01/01/2042	399,040
888,483	2.00%, 03/01/2042	742,425
1,079,408	1.50%, 04/01/2042	869,921
436,084	3.00%, 06/01/2042	386,270
428,920	3.50%, 08/01/2042	391,942
257,622	3.00%, 09/01/2042	227,527
663,672	3.00%, 12/01/2042	585,303
717,498	3.00%, 02/01/2043	635,012
340,870	5.00%, 03/01/2043	334,960
303,359	3.00%, 04/01/2043	267,534
549,044	3.50%, 04/01/2043	494,093
1,245,597	3.50%, 05/01/2043	1,131,616
137,093	4.00%, 07/01/2043	128,610
553,590	3.00%, 08/01/2043	488,211
329,568	3.50%, 08/01/2043	299,820
147,549	4.00%, 09/01/2043	138,400
334,216	3.50%, 08/01/2044	303,225
589,378	4.00%, 08/01/2044	555,206
195,638	4.00%, 06/01/2045	183,172
1,330,636	2.50%, 07/01/2045	1,119,622
1,168,448	3.50%, 07/01/2045	1,059,155
412,736	3.50%, 11/01/2045	372,486
783,858	1.50%, 02/01/2046	594,751
1,206,128	3.50%, 02/01/2046	1,091,969
661,167	4.00%, 03/01/2046	619,471
1,292,007	3.00%, 06/01/2046	1,130,488
1,463,513	3.00%, 09/01/2046	1,271,186
1,030,883	4.00%, 09/01/2046	966,274
322,713	2.50%, 10/01/2046	272,451
1,287,940	3.00%, 10/01/2046	1,125,581
255,657	4.00%, 10/01/2046	239,282
726,974	3.00%, 12/01/2046	634,525
347,569	3.50%, 12/01/2046	314,589
244,190	4.00%, 03/01/2047	227,881
329,707	4.00%, 06/01/2047	307,410
248,504	4.00%, 07/01/2047	231,421
4,300,672	3.50%, 10/01/2047	3,885,589
863,221	4.00%, 10/01/2047	803,032
890,715	4.50%, 02/01/2048	854,908
666,679	3.50%, 05/01/2048	598,061
314,681	4.50%, 05/01/2048	302,938
285,988	4.00%, 10/01/2048	265,743
310,037	4.00%, 11/01/2048	289,328
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,317,325	4.50%, 11/01/2048	$ 2,226,157
257,344	5.00%, 11/01/2048	253,190
1,299,098	4.00%, 01/01/2049	1,204,328
333,794	4.50%, 02/01/2049	318,618
532,485	3.50%, 03/01/2049	481,343
813,009	3.50%, 05/01/2049	736,909
1,040,143	3.50%, 06/01/2049	936,316
2,023,734	4.00%, 06/01/2049	1,874,635
970,037	3.50%, 07/01/2049	873,948
2,633,101	4.00%, 07/01/2049	2,447,650
797,943	4.50%, 07/01/2049	761,594
1,295,213	3.50%, 08/01/2049	1,162,409
915,311	4.00%, 08/01/2049	845,839
364,174	3.00%, 09/01/2049	314,413
861,332	3.50%, 09/01/2049	772,120
301,364	4.50%, 09/01/2049	288,755
790,050	4.50%, 10/01/2049	755,054
1,255,954	3.50%, 11/01/2049	1,129,790
3,701,400	3.00%, 12/01/2049	3,196,589
1,042,213	3.50%, 12/01/2049	934,267
2,356,374	2.50%, 01/01/2050	1,945,417
763,795	3.00%, 01/01/2050	660,073
325,147	4.00%, 01/01/2050	299,950
3,258,752	3.00%, 02/01/2050	2,830,463
497,007	4.50%, 02/01/2050	472,705
2,674,667	3.00%, 03/01/2050	2,307,895
565,386	3.50%, 03/01/2050	506,424
856,466	4.00%, 03/01/2050	796,752
436,575	3.00%, 04/01/2050	376,239
1,301,379	4.50%, 04/01/2050	1,257,671
1,367,379	2.50%, 05/01/2050	1,126,398
681,857	3.50%, 05/01/2050	610,947
7,180,693	2.50%, 06/01/2050	5,923,942
303,646	4.00%, 06/01/2050	281,284
148,910	4.50%, 06/01/2050	141,799
372,122	2.50%, 07/01/2050	306,686
3,214,466	3.00%, 07/01/2050	2,767,730
493,294	4.00%, 07/01/2050	455,991
3,867,748	2.00%, 08/01/2050	3,036,382
3,793,810	2.50%, 08/01/2050	3,143,335
600,475	4.00%, 08/01/2050	558,924
2,447,971	2.00%, 09/01/2050	1,941,286
1,027,763	2.50%, 09/01/2050	846,816
1,218,120	3.00%, 09/01/2050	1,048,804
423,926	1.50%, 10/01/2050	317,881
3,235,542	2.50%, 10/01/2050	2,675,716
1,001,067	3.00%, 10/01/2050	870,261
2,717,264	1.50%, 11/01/2050	2,037,736
4,268,098	2.00%, 11/01/2050	3,380,815
602,278	2.50%, 11/01/2050	497,165
1,063,164	4.00%, 11/01/2050	996,392
5,041,383	2.00%, 12/01/2050	3,974,929
771,042	2.50%, 12/01/2050	631,607
2,808,332	3.00%, 12/01/2050	2,424,580
78,258	4.00%, 12/01/2050	72,155
2,386,069	1.50%, 01/01/2051	1,784,978
16,847,133	2.00%, 01/01/2051	13,330,034
1,964,081	2.50%, 01/01/2051	1,626,176

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 548,614	3.50%, 01/01/2051	$ 491,104
8,080,987	2.00%, 02/01/2051	6,367,094
1,392,734	2.50%, 02/01/2051	1,143,485
269,132	4.00%, 02/01/2051	251,144
721,880	2.00%, 03/01/2051	568,560
449,682	3.50%, 03/01/2051	404,774
1,067,209	1.50%, 04/01/2051	800,883
5,428,606	2.50%, 04/01/2051	4,491,759
1,107,063	3.00%, 04/01/2051	959,805
3,316,466	2.00%, 05/01/2051	2,605,664
7,200,701	3.00%, 05/01/2051	6,187,607
694,966	1.50%, 06/01/2051	519,096
435,263	2.00%, 06/01/2051	340,597
3,288,707	2.50%, 06/01/2051	2,701,838
793,090	3.00%, 06/01/2051	691,447
17,031,450	2.00%, 07/01/2051	13,407,956
558,204	2.00%, 08/01/2051	442,812
2,320,792	2.50%, 08/01/2051	1,905,931
692,823	3.00%, 08/01/2051	591,625
2,444,989	1.50%, 09/01/2051	1,831,504
9,649,786	2.00%, 09/01/2051	7,575,354
14,780,970	2.50%, 09/01/2051	12,151,597
1,806,579	1.50%, 10/01/2051	1,349,161
15,913,710	2.00%, 10/01/2051	12,583,268
18,723,917	2.50%, 10/01/2051	15,453,870
2,147,186	2.50%, 11/01/2051	1,761,035
5,600,520	3.50%, 11/01/2051	5,000,353
4,327,906	2.00%, 12/01/2051	3,393,581
752,901	2.50%, 12/01/2051	617,199
14,321,489	2.00%, 01/01/2052	11,229,436
3,434,557	2.50%, 01/01/2052	2,807,444
2,060,609	3.00%, 01/01/2052	1,767,808
12,147,809	2.00%, 02/01/2052	9,551,745
1,139,311	2.50%, 02/01/2052	934,658
2,554,364	3.00%, 02/01/2052	2,196,891
578,833	4.00%, 02/01/2052	530,857
4,161,200	2.00%, 03/01/2052	3,296,883
2,178,924	2.50%, 03/01/2052	1,817,262
1,363,065	3.00%, 03/01/2052	1,161,007
3,337,466	2.00%, 04/01/2052	2,615,267
1,708,501	2.50%, 04/01/2052	1,407,432
3,376,842	3.00%, 04/01/2052	2,894,367
398,120	3.50%, 04/01/2052	352,534
1,097,669	4.00%, 04/01/2052	1,004,541
892,683	3.00%, 05/01/2052	760,309
3,506,607	3.50%, 05/01/2052	3,113,917
2,902,757	4.00%, 05/01/2052	2,660,880
2,285,812	3.50%, 06/01/2052	2,036,882
6,950,832	4.00%, 06/01/2052	6,408,590
5,742,916	3.00%, 07/01/2052	4,890,903
7,474,176	4.50%, 07/01/2052	7,070,171
1,090,367	5.00%, 07/01/2052	1,056,409
546,620	3.50%, 08/01/2052	484,155
1,091,512	4.00%, 09/01/2052	1,000,416
575,737	5.00%, 09/01/2052	557,006
1,889,177	5.50%, 09/01/2052	1,872,961
1,363,446	4.50%, 10/01/2052	1,294,165
2,320,539	5.00%, 10/01/2052	2,252,984
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 899,313	4.50%, 11/01/2052	$ 854,817
3,392,846	5.00%, 11/01/2052	3,306,720
798,091	5.50%, 11/01/2052	790,749
1,160,275	4.00%, 12/01/2052	1,062,181
3,071,190	5.50%, 12/01/2052	3,045,763
2,180,641	6.00%, 12/01/2052	2,198,404
743,087	4.00%, 01/01/2053	680,370
1,075,723	4.50%, 01/01/2053	1,014,647
1,670,348	5.50%, 01/01/2053	1,654,416
535,512	6.00%, 01/01/2053	539,252
673,133	6.50%, 01/01/2053	687,266
843,470	5.50%, 02/01/2053	837,446
497,242	6.00%, 02/01/2053	502,636
422,120	7.00%, 02/01/2053	434,242
858,592	6.50%, 03/01/2053	876,488
2,252,659	5.00%, 04/01/2053	2,178,963
1,640,201	5.50%, 04/01/2053	1,618,901
814,444	6.00%, 04/01/2053	818,363
282,251	6.50%, 04/01/2053	289,783
1,619,673	5.00%, 05/01/2053	1,566,620
1,017,266	5.50%, 05/01/2053	1,003,982
2,368,089	6.00%, 05/01/2053	2,389,545
1,154,887	6.50%, 05/01/2053	1,179,901
1,147,046	4.00%, 06/01/2053	1,049,716
1,958,014	5.00%, 06/01/2053	1,892,595
712,328	4.50%, 07/01/2053	672,075
932,287	5.00%, 07/01/2053	907,832
677,448	5.50%, 07/01/2053	670,129
1,291,819	6.00%, 07/01/2053	1,307,572
1,209,190	6.50%, 07/01/2053	1,232,839
5,635,202	5.50%, 08/01/2053	5,587,792
427,068	6.00%, 08/01/2053	431,421
741,837	6.50%, 08/01/2053	764,477
685,854	5.50%, 09/01/2053	679,862
3,220,524	6.00%, 09/01/2053	3,233,522
687,827	6.00%, 10/01/2053	691,647
2,336,242	6.50%, 10/01/2053	2,380,967
1,067,708	5.50%, 11/01/2053	1,061,494
1,528,189	6.00%, 11/01/2053	1,545,693
4,108,005	6.50%, 11/01/2053	4,183,607
965,143	7.00%, 12/01/2053	993,046
387,806	5.50%, 01/01/2054	382,553
2,242,820	6.50%, 01/01/2054	2,286,237
3,201,613	7.00%, 01/01/2054	3,300,727
341,883	7.50%, 01/01/2054	354,366
1,441,162	6.50%, 02/01/2054	1,484,906
1,054,008	7.00%, 02/01/2054	1,084,113
501,013	7.50%, 02/01/2054	519,170
941,521	6.50%, 03/01/2054	968,322
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
785,629	2.64%, 12/25/2026(c)	742,387
	Series 2017-M5 Class A2
429,547	3.09%, 04/25/2029(c)	399,433
	Series 2018-M12 Class A2
350,000	3.76%, 08/25/2030(c)	329,619

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2018-M14 Class A2
$ 1,377,535	3.70%, 08/25/2028(c)	$ 1,315,036
	Series 2019-M1 Class A2
1,680,499	3.66%, 09/25/2028(c)	1,603,974
	Series 2019-M22 Class A2
1,957,513	2.52%, 08/25/2029	1,764,868
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	578,502
	Series 2021-M12 Class 2A2
1,000,000	2.20%, 05/25/2033(c)	802,823
	Government National Mortgage Association
362	7.50%, 12/15/2025	362
9,467	3.50%, 02/15/2026	9,325
76,520	5.00%, 11/15/2033	76,678
15,132	5.50%, 12/15/2035	15,406
19,701	5.00%, 12/20/2035	19,693
39,169	6.00%, 01/20/2036	40,596
44,893	5.50%, 02/20/2036	45,982
267,690	2.50%, 05/20/2036	240,783
125,947	2.00%, 06/20/2036	111,905
176,058	2.00%, 12/20/2036	156,423
272,895	5.00%, 06/15/2039	273,368
83,173	4.00%, 05/20/2040	79,023
73,878	4.50%, 07/20/2040	72,068
71,558	4.50%, 09/20/2040	69,753
299,254	4.00%, 10/15/2040	281,457
452,652	4.50%, 07/20/2041	441,509
138,775	4.00%, 09/15/2041	130,518
29,470	4.50%, 12/20/2041	29,001
580,491	2.50%, 12/20/2042	496,902
162,323	3.00%, 02/15/2043	144,935
647,631	3.50%, 09/20/2043	594,323
1,729,068	3.50%, 06/20/2044	1,584,425
638,681	3.50%, 10/20/2044	583,317
523,998	4.50%, 11/20/2044	508,512
678,926	4.00%, 02/20/2045	643,975
889,636	3.50%, 07/20/2045	809,856
480,648	3.00%, 08/20/2045	425,886
489,661	4.00%, 08/20/2045	458,304
1,104,471	3.50%, 10/20/2045	1,007,305
442,969	3.50%, 12/20/2045	403,958
464,997	3.50%, 02/20/2046	423,812
152,996	4.00%, 03/20/2046	144,288
578,341	3.00%, 08/20/2046	512,079
1,918,342	3.00%, 09/20/2046	1,697,230
1,559,846	3.50%, 10/20/2046	1,420,708
2,348,840	3.00%, 12/20/2046	2,074,791
846,941	3.50%, 12/20/2046	770,891
3,181,816	3.00%, 01/20/2047	2,811,326
1,028,371	4.50%, 02/20/2047	994,173
3,378,427	3.50%, 04/20/2047	3,070,846
466,112	4.00%, 06/20/2047	435,355
522,341	3.50%, 07/20/2047	475,441
558,187	3.50%, 08/20/2047	507,230
556,446	4.00%, 09/20/2047	516,888
407,422	4.50%, 11/15/2047	390,950
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,997,259	3.00%, 02/20/2048	$ 1,761,155
330,198	4.00%, 02/20/2048	309,254
596,902	4.00%, 03/20/2048	559,041
507,158	4.50%, 03/20/2048	489,418
122,306	5.00%, 11/20/2048	120,968
2,256,751	4.00%, 12/20/2048	2,103,491
1,156,091	4.50%, 12/20/2048	1,113,504
238,890	4.50%, 03/20/2049	230,068
836,240	3.50%, 04/20/2049	758,152
301,308	3.50%, 05/20/2049	273,527
1,705,191	4.00%, 05/20/2049	1,588,785
128,418	2.50%, 08/20/2049	108,695
498,210	3.50%, 09/20/2049	449,813
584,047	2.50%, 10/20/2049	495,543
1,495,548	3.00%, 10/20/2049	1,310,598
1,780,248	3.00%, 11/20/2049	1,559,358
129,954	5.00%, 11/20/2049	128,445
543,562	3.00%, 12/20/2049	475,894
1,150,716	3.00%, 01/20/2050	1,004,618
400,933	2.50%, 02/20/2050	338,508
943,667	3.00%, 02/20/2050	825,608
3,311,305	2.50%, 03/20/2050	2,804,924
1,548,182	3.50%, 04/20/2050	1,401,625
274,225	5.00%, 04/20/2050	271,266
1,711,497	2.50%, 06/20/2050	1,442,630
1,033,179	4.00%, 06/20/2050	965,011
723,947	3.00%, 07/20/2050	630,707
2,667,927	2.00%, 08/20/2050	2,159,202
3,449,415	2.50%, 08/20/2050	2,908,795
1,719,137	3.00%, 08/20/2050	1,503,431
1,962,687	3.50%, 08/20/2050	1,777,829
171,340	4.00%, 08/20/2050	160,035
397,952	2.50%, 09/20/2050	335,581
578,552	3.50%, 09/20/2050	523,638
2,537,918	2.00%, 10/20/2050	2,055,304
1,284,584	2.50%, 10/20/2050	1,082,455
2,683,313	3.00%, 10/20/2050	2,346,912
1,926,401	2.50%, 11/20/2050	1,628,901
1,103,168	3.50%, 11/20/2050	997,111
3,983,500	2.00%, 12/20/2050	3,227,591
3,402,543	2.50%, 12/20/2050	2,867,148
1,719,660	2.00%, 01/20/2051	1,391,858
1,041,225	2.50%, 01/20/2051	876,922
721,800	4.00%, 01/20/2051	674,188
1,604,200	2.00%, 02/20/2051	1,298,790
3,774,713	2.00%, 03/20/2051	3,056,082
1,774,484	2.50%, 03/20/2051	1,494,109
862,547	1.50%, 04/20/2051	672,703
1,872,091	2.00%, 04/20/2051	1,515,316
2,058,847	2.50%, 06/20/2051	1,730,555
426,371	3.50%, 06/20/2051	384,973
1,162,185	2.00%, 08/20/2051	940,681
707,835	2.50%, 08/20/2051	595,127
1,894,866	3.00%, 08/20/2051	1,653,489
4,872,311	2.00%, 09/20/2051	3,943,678
5,960,009	2.50%, 09/20/2051	5,010,957
670,249	2.00%, 10/20/2051	542,502
2,527,412	2.50%, 10/20/2051	2,124,380

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,187,925	3.00%, 10/20/2051	$ 1,035,774
111,314	5.00%, 10/20/2051	109,179
2,436,774	2.00%, 11/20/2051	1,972,325
1,127,396	2.50%, 11/20/2051	947,616
1,728,766	3.00%, 11/20/2051	1,507,335
1,490,267	3.50%, 11/20/2051	1,338,212
4,479,899	2.00%, 12/20/2051	3,626,014
10,692,098	2.50%, 12/20/2051	8,988,872
9,458,150	2.00%, 01/20/2052	7,659,227
686,668	2.50%, 01/20/2052	577,195
1,844,325	3.00%, 01/20/2052	1,606,788
2,127,249	2.00%, 02/20/2052	1,722,373
964,665	2.50%, 02/20/2052	810,915
1,554,573	3.00%, 02/20/2052	1,354,353
3,987,691	2.00%, 03/20/2052	3,228,708
334,681	3.00%, 03/20/2052	291,576
4,341,219	2.50%, 04/20/2052	3,649,005
3,009,977	3.00%, 04/20/2052	2,622,310
2,050,314	4.00%, 04/20/2052	1,894,665
1,909,526	3.00%, 05/20/2052	1,663,591
1,567,969	3.50%, 05/20/2052	1,407,783
1,572,416	3.50%, 06/20/2052	1,411,774
1,962,138	4.00%, 06/20/2052	1,814,379
2,474,753	4.50%, 06/20/2052	2,356,941
1,761,827	3.50%, 07/20/2052	1,581,833
1,145,361	5.50%, 07/20/2052	1,137,223
3,011,248	5.00%, 08/20/2052	2,937,298
450,207	3.50%, 09/20/2052	404,211
1,629,304	4.00%, 09/20/2052	1,505,608
1,709,479	4.50%, 09/20/2052	1,627,569
401,164	5.50%, 09/20/2052	398,563
1,235,758	4.00%, 10/20/2052	1,141,939
2,769,691	4.50%, 10/20/2052	2,641,690
1,475,121	5.00%, 10/20/2052	1,438,516
459,476	3.50%, 11/20/2052	412,534
1,053,629	4.50%, 11/20/2052	1,002,875
543,037	5.00%, 11/20/2052	529,562
902,019	5.50%, 11/20/2052	895,984
323,402	4.50%, 12/20/2052	307,790
1,676,180	5.00%, 12/20/2052	1,634,371
1,364,955	5.50%, 12/20/2052	1,355,256
518,050	6.00%, 12/20/2052	520,536
1,196,102	4.00%, 01/20/2053	1,105,295
1,376,306	5.00%, 01/20/2053	1,341,484
2,441,100	6.00%, 01/20/2053	2,452,813
761,643	6.50%, 01/20/2053	773,491
559,535	4.50%, 02/20/2053	532,424
290,045	5.50%, 02/20/2053	287,893
940,353	5.00%, 04/20/2053	916,013
4,246,490	5.50%, 04/20/2053	4,214,986
274,371	6.00%, 04/20/2053	275,687
2,104,312	4.50%, 05/20/2053	2,001,701
3,151,766	5.00%, 05/20/2053	3,068,999
294,729	6.50%, 05/20/2053	299,098
361,227	3.00%, 06/20/2053	314,784
336,561	4.50%, 06/20/2053	320,080
240,245	5.00%, 06/20/2053	233,936
1,035,195	5.50%, 06/20/2053	1,027,523
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 822,271	6.50%, 06/20/2053	$ 835,464
2,348,150	5.00%, 07/20/2053	2,287,089
2,526,678	5.50%, 07/20/2053	2,507,933
1,354,538	6.00%, 07/20/2053	1,361,037
651,847	6.50%, 07/20/2053	661,510
389,126	4.50%, 08/20/2053	369,991
388,365	5.00%, 08/20/2053	378,266
2,162,004	6.00%, 08/20/2053	2,172,378
3,814,609	5.50%, 09/20/2053	3,786,309
2,959,016	6.00%, 09/20/2053	2,973,214
316,019	6.50%, 09/20/2053	320,742
2,133,133	6.00%, 10/20/2053	2,143,368
381,260	6.50%, 10/20/2053	386,912
932,070	7.00%, 10/20/2053	950,555
357,093	7.50%, 10/20/2053	365,026
393,429	5.00%, 11/20/2053	383,098
682,792	6.50%, 11/20/2053	692,998
1,163,915	6.50%, 12/20/2053	1,181,168
782,090	7.00%, 12/20/2053	796,821
1,130,490	3.00%, 01/20/2054	987,362
1,082,714	6.50%, 01/20/2054	1,098,764
		983,688,222
TOTAL MORTGAGE-BACKED SECURITIES — 26.99% (Cost $1,119,487,495)		$1,012,909,048
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	973,503
30,000	Energy Northwest Series B 2.81%, 07/01/2024	30,000
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,300,539
2,000,000	Port of Morrow Oregon 2.99%, 09/01/2036	1,655,235
856,471	State of Illinois 5.10%, 06/01/2033	840,378
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	907,036
TOTAL MUNICIPAL BONDS AND NOTES — 0.15% (Cost $6,275,730)		$5,706,691
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
1,000,000	3.10%, 08/15/2025	978,792
2,000,000	4.13%, 12/12/2025	1,969,601
	Federal Home Loan Bank
4,000,000	1.00%, 10/07/2026	3,672,188
1,000,000	1.25%, 12/21/2026	920,778
5,000,000	3.25%, 11/16/2028	4,771,248

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$ 3,000,000	Federal Home Loan Mortgage Corp 0.38%, 09/23/2025	$ 2,835,357
	Federal National Mortgage Association
5,000,000	2.13%, 04/24/2026	4,771,432
4,000,000	0.88%, 08/05/2030	3,240,550
	Tennessee Valley Authority
2,000,000	1.50%, 09/15/2031(a)	1,627,355
1,000,000	4.25%, 09/15/2052	875,382
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.68% (Cost $27,264,446)		$25,662,683
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
39,000,000	0.25%, 07/31/2025	37,036,288
37,000,000	0.25%, 08/31/2025	35,006,914
26,000,000	0.25%, 09/30/2025	24,515,156
10,000,000	5.00%, 10/31/2025	10,001,172
8,000,000	2.25%, 11/15/2025	7,714,063
29,000,000	0.38%, 11/30/2025	27,206,758
9,750,000	0.38%, 12/31/2025	9,118,154
36,500,000	0.38%, 01/31/2026	34,017,715
15,500,000	1.63%, 02/15/2026	14,723,184
34,300,000	0.50%, 02/28/2026	31,939,195
41,000,000	0.75%, 03/31/2026	38,235,702
28,900,000	3.75%, 04/15/2026	28,382,961
59,500,000	0.75%, 04/30/2026	55,339,648
40,000,000	0.75%, 05/31/2026	37,095,312
31,500,000	4.88%, 05/31/2026	31,563,985
39,000,000	0.88%, 06/30/2026	36,178,594
37,300,000	0.63%, 07/31/2026	34,313,085
32,642,000	0.75%, 08/31/2026	30,020,440
25,000,000	2.00%, 11/15/2026	23,525,390
31,000,000	1.25%, 12/31/2026	28,576,913
36,500,000	1.50%, 01/31/2027	33,779,610
11,100,000	0.63%, 03/31/2027	9,984,797
11,000,000	0.50%, 04/30/2027	9,830,820
8,000,000	2.38%, 05/15/2027	7,534,375
12,500,000	0.50%, 06/30/2027	11,106,934
10,000,000	2.25%, 08/15/2027	9,343,359
27,000,000	0.38%, 09/30/2027	23,671,407
15,000,000	0.50%, 10/31/2027	13,166,601
13,000,000	0.63%, 12/31/2027	11,392,266
8,000,000	2.75%, 02/15/2028	7,542,813
26,000,000	1.13%, 02/29/2028	23,098,359
22,500,000	1.25%, 04/30/2028	19,991,601
18,800,000	2.88%, 05/15/2028	17,760,859
27,000,000	1.25%, 05/31/2028	23,937,188
36,500,000	1.00%, 07/31/2028	31,881,895
30,474,000	1.13%, 08/31/2028	26,699,271
22,000,000	3.13%, 11/15/2028	20,890,546
33,000,000	1.38%, 12/31/2028	28,979,414
29,700,000	2.63%, 02/15/2029	27,532,827
34,700,000	2.38%, 05/15/2029	31,688,148
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$29,000,000	2.75%, 05/31/2029	$ 26,940,547
18,500,000	3.25%, 06/30/2029	17,575,722
31,000,000	1.63%, 08/15/2029	27,164,961
28,500,000	3.13%, 08/31/2029	26,879,062
32,000,000	0.63%, 05/15/2030	25,866,250
21,750,000	0.63%, 08/15/2030	17,430,587
11,500,000	0.88%, 11/15/2030	9,301,973
12,000,000	1.13%, 02/15/2031	9,813,281
23,900,000	4.63%, 05/31/2031	24,288,375
19,300,000	1.25%, 08/15/2031	15,663,157
2,000,000	1.38%, 11/15/2031	1,626,875
6,000,000	1.88%, 02/15/2032	5,036,719
9,100,000	2.88%, 05/15/2032	8,198,887
5,000,000	2.75%, 08/15/2032	4,449,414
25,500,000	3.50%, 02/15/2033	23,900,273
21,500,000	3.38%, 05/15/2033	19,925,293
11,900,000	3.88%, 08/15/2033	11,448,172
17,200,000	4.50%, 11/15/2033	17,358,563
6,000,000	4.38%, 05/15/2034	6,001,875
9,500,000	1.13%, 05/15/2040	5,845,840
15,300,000	1.13%, 08/15/2040	9,316,266
7,500,000	1.38%, 11/15/2040	4,732,324
21,500,000	1.88%, 02/15/2041	14,711,543
35,901,000	1.75%, 08/15/2041	23,722,707
4,000,000	2.00%, 11/15/2041	2,747,969
14,500,000	2.38%, 02/15/2042	10,555,547
19,000,000	3.25%, 05/15/2042	15,799,687
22,500,000	3.38%, 08/15/2042	19,003,711
22,500,000	3.13%, 02/15/2043	18,219,726
13,500,000	3.88%, 05/15/2043	12,180,586
12,200,000	4.75%, 11/15/2043	12,362,032
600,000	4.63%, 05/15/2044(a)	598,875
29,900,000	3.00%, 11/15/2044	23,351,199
14,300,000	2.50%, 02/15/2045	10,200,481
11,500,000	2.50%, 02/15/2046	8,103,008
4,500,000	3.00%, 02/15/2047	3,448,828
2,100,000	2.75%, 11/15/2047	1,526,766
16,500,000	1.25%, 05/15/2050	8,177,813
9,000,000	1.38%, 08/15/2050	4,605,820
10,000,000	1.63%, 11/15/2050	5,475,000
12,500,000	1.88%, 02/15/2051	7,299,805
28,976,000	2.00%, 08/15/2051	17,405,973
4,000,000	1.88%, 11/15/2051	2,321,875
12,000,000	2.25%, 02/15/2052	7,644,375
16,500,000	2.88%, 05/15/2052	12,093,340
31,400,000	3.00%, 08/15/2052	23,622,367
21,500,000	3.63%, 02/15/2053	18,290,117
22,000,000	3.63%, 05/15/2053	18,721,484
18,100,000	4.13%, 08/15/2053	16,854,918
6,100,000	4.25%, 02/15/2054	5,808,344
TOTAL U.S. TREASURY BONDS AND NOTES — 42.84% (Cost $1,729,547,134)		$1,607,942,031

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
17,351,043	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 5.26%(e)	$ 17,351,043
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.46% (Cost $17,351,043)		$17,351,043
TOTAL INVESTMENTS — 99.57% (Cost $4,055,856,647)		$3,736,911,908
OTHER ASSETS & LIABILITIES, NET — 0.43%		$16,273,261
TOTAL NET ASSETS — 100.00%		$3,753,185,169
(a)	All or a portion of the security is on loan as of June 28, 2024.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 28, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.12%
$ 345,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	$ 321,371
276,461	Texas Natural Gas Securitization Finance Corp 5.10%, 04/01/2035	276,132
		597,503
Non-Agency — 10.54%
600,000	37 Capital Ltd(a)(b) Series 2021-1A Class A 6.79%, 10/15/2034 3-Mo. SOFR + 1.46%	600,316
	Affirm Asset Securitization Trust(a)
	Series 2023-A Class 1A
180,000	6.61%, 01/18/2028	180,665
	Series 2024-A Class A
180,000	5.61%, 02/15/2029	179,438
160,000	American Credit Acceptance Receivables Trust(a) Series 2023-3 Class B 6.09%, 11/12/2027	160,288
725,000	American Express Credit Account Master Trust Series 2022-2 Class A 3.39%, 05/15/2027	712,022
306,367	AMMC XI Ltd(a)(b) Series 2012-11A Class A1R2 6.60%, 04/30/2031 3-Mo. SOFR + 1.27%	306,601
100,000	Amur Equipment Finance Receivables XIII LLC(a) Series 2024-1A Class B 5.37%, 01/21/2031	99,617
425,000	Anchorage Capital Ltd(a)(b) Series 2016-8A Class AR2A 6.79%, 10/27/2034 3-Mo. SOFR + 1.46%	425,443
688,373	Apidos XV(a)(b) Series 2013-15A Class A1RR 6.60%, 04/20/2031 3-Mo. SOFR + 1.27%	688,919
230,353	ARI Fleet Lease Trust(a) Series 2023-A Class A2 5.41%, 02/17/2032	229,842
195,000	Auxilior Term Funding LLC(a) Series 2024-1A Class A3 5.49%, 07/15/2031	194,837
	Avis Budget Rental Car Funding AESOP LLC(a)
	Series 2023-7A Class A
185,000	5.90%, 08/21/2028	187,123
	Series 2024-1A Class A
170,000	5.36%, 06/20/2030	169,213
	Series 2024-3A Class A
245,000	5.23%, 12/20/2030	242,763
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,025,000	Bain Capital Credit Ltd(a)(b) Series 2020-1A Class A1R 6.57%, 04/18/2033 3-Mo. SOFR + 1.25%	$ 1,029,430
399,924	Bank of America Auto Trust(a) Series 2023-2A Class A2 5.85%, 08/17/2026	400,207
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,100,000	4.72%, 02/15/2029	1,090,408
	Series 2023-2 Class A
550,000	6.23%, 08/15/2028(b) 1-Mo. SOFR + 0.90%	553,122
360,000	Barings Ltd(a)(b) Series 2024-1A Class B 7.37%, 01/20/2037 3-Mo. SOFR + 2.10%	363,788
455,000	Battalion XXV Ltd(a)(b) Series 2024-25A Class B 7.47%, 03/13/2037 3-Mo. SOFR + 2.20%	458,327
275,000	Benefit Street Partners XXXI Ltd(a)(b) Series 2023-31A Class B1 7.67%, 04/25/2036 3-Mo. SOFR + 2.35%	277,188
20,517	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	20,194
410,000	BlueMountain XXIV Ltd(a)(b) Series 2019-24A Class AR 6.69%, 04/20/2034 3-Mo. SOFR + 1.36%	410,406
500,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class A 6.78%, 11/20/2034 3-Mo. SOFR + 1.45%	501,514
400,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	397,993
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2021-2A Class A1
285,000	6.67%, 04/20/2034 3-Mo. SOFR + 1.34%	285,246
	Series 2024-2A Class A
250,000	6.84%, 04/25/2037 3-Mo. SOFR + 1.52%	251,188
	Series 2024-2A Class B
700,000	7.37%, 04/25/2037 3-Mo. SOFR + 2.05%	701,351
84,645	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	73,082
330,391	Cedar Funding IX Ltd(a)(b) Series 2018-9A Class A1 6.57%, 04/20/2031 3-Mo. SOFR + 1.24%	330,679
223,988	Chesapeake Funding II LLC(a) Series 2023-1A Class A1 5.65%, 05/15/2035	223,897

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,300,000	CIFC Falcon Ltd(a)(b) Series 2019-FAL Class A 6.59%, 01/20/2033 3-Mo. SOFR + 1.26%	$ 1,300,000
370,767	CIFC Funding Ltd(a)(b) Series 2018-2A Class A1 6.63%, 04/20/2031 3-Mo. SOFR + 1.30%	371,303
500,000	Citibank Credit Card Issuance Trust Series 2023-A1 Class A1 5.23%, 12/08/2027	499,506
80,000	CNH Equipment Trust Series 2023-A Class A4 4.77%, 10/15/2030	79,015
255,020	Commercial Equipment Finance LLC(a) Series 2024-1A Class A 5.97%, 07/16/2029	254,834
202,822	CPS Auto Receivables Trust(a) Series 2023-B Class A 5.91%, 08/16/2027	202,891
	Credit Acceptance Auto Loan Trust(a)
	Series 2021-3A Class A
5,559	1.00%, 05/15/2030	5,548
	Series 2024-1A Class A
215,000	5.68%, 03/15/2034	215,529
	Series 2024-2A Class B
425,000	6.11%, 08/15/2034	427,260
519,675	DB Master Finance LLC(a) Series 2021-1A Class A23 2.79%, 11/20/2051	429,907
500,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	492,465
140,000	DLLAA LLC(a) Series 2023-1A Class A3 5.64%, 02/22/2028	140,749
	Domino's Pizza Master Issuer LLC(a)
	Series 2017-1A Class A23
611,000	4.12%, 07/25/2047	584,567
	Series 2018-1A Class A2I
184,763	4.12%, 07/25/2048	180,324
	Series 2019-1A Class A2
100,800	3.67%, 10/25/2049	91,832
	Series 2021-1A Class A2I
515,425	2.66%, 04/25/2051	457,446
130,000	DT Auto Owner Trust(a) Series 2023-2A Class B 5.41%, 02/15/2029	129,321
	Elmwood Ltd(a)(b)
	Series 2022-6A Class BR
370,000	7.72%, 10/17/2036 3-Mo. SOFR + 2.40%	376,027
	Series 2023-2A Class B
255,000	7.58%, 04/16/2036 3-Mo. SOFR + 2.25%	256,388
Principal Amount		Fair Value
Non-Agency — (continued)
	Enterprise Fleet Financing LLC(a)
	Series 2023-1 Class A3
$ 190,000	5.42%, 10/22/2029	$ 189,886
	Series 2024-1 Class A3
90,000	5.16%, 09/20/2030	89,916
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
30,098	2.58%, 09/15/2025(a)	30,054
	Series 2020-1A Class D
22,216	2.73%, 12/15/2025(a)	22,080
	Series 2023-3A Class B
76,000	6.11%, 09/15/2027	76,045
	FirstKey Homes Trust(a)
	Series 2022-SFR1 Class A
143,569	4.15%, 05/19/2039	138,387
	Series 2022-SFR2 Class A
580,735	4.25%, 07/17/2039	561,461
	Flagship Credit Auto Trust(a)
	Series 2022-3 Class B
240,000	4.69%, 07/17/2028	236,784
	Series 2023-1 Class B
67,000	5.05%, 01/18/2028	66,265
	Series 2023-2 Class B
167,000	5.21%, 05/15/2028	165,359
1,350,000	Ford Credit Auto Lease Trust Series 2024-A Class A2A 5.24%, 07/15/2026	1,346,961
	Ford Credit Auto Owner Trust
	Series 2023-C Class A2A
776,917	5.68%, 09/15/2026	776,866
	Series 2024-1 Class A
625,000	4.87%, 08/15/2036(a)(c)	619,824
452,486	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	453,073
130,000	GM Financial Revolving Receivables Trust(a) Series 2024-1 Class B 5.23%, 12/11/2036	129,410
500,000	GMF Floorplan Owner Revolving Trust(a) Series 2023-1 Class A1 5.34%, 06/15/2028	500,616
525,000	Golub Capital Partners Ltd(a)(b) Series 2024-74A Class A 6.81%, 07/25/2037 3-Mo. SOFR + 1.50%	525,852
80,000	GreatAmerica Leasing Receivables(a) Series 2024-1 Class B 5.18%, 12/16/2030	79,557
600,000	Halseypoint Ltd(a)(b) Series 2023-7A Class A 7.57%, 07/20/2036 3-Mo. SOFR + 2.25%	606,266

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 262,200	Hayfin US XII Ltd(a)(b) Series 2018-8A Class A 6.71%, 04/20/2031 3-Mo. SOFR + 1.38%	$ 262,306
485,000	Hertz Vehicle Financing III LLC(a) Series 2023-3A Class A 5.94%, 02/25/2028	487,157
950,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	958,376
974,629	Hyundai Auto Lease Securitization Trust(a) Series 2024-A Class A2A 5.15%, 06/15/2026	971,688
107,044	Hyundai Auto Receivables Trust Series 2023-A Class A2A 5.19%, 12/15/2025	106,950
700,000	Invesco Ltd(a)(b) Series 2021-2A Class A 6.71%, 07/15/2034 3-Mo. SOFR + 1.38%	700,808
250,000	Invesco US Ltd(a)(b) Series 2023-2A Class B 7.62%, 04/21/2036 3-Mo. SOFR + 2.30%	250,910
650,000	Jamestown XII Ltd(a)(b) Series 2019-1A Class A2BR 7.17%, 04/20/2032 3-Mo. SOFR + 1.85%	651,635
214,979	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.93%, 05/25/2054 1-Mo. SOFR + 1.60%	216,971
106,063	Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2 5.92%, 11/16/2026	106,216
475,000	Mountain View XV Ltd(a)(b) Series 2019-A2 Class A1R 7.00%, 07/15/2037 3-Mo. SOFR + 1.67%	477,423
	Navient Private Education Refi Loan Trust(a)
	Series 2021-EA Class A
147,758	0.97%, 12/16/2069	128,480
	Series 2021-FA Class A
196,687	1.11%, 02/18/2070	168,149
	Series 2023-A Class A
247,925	5.51%, 10/15/2071	248,669
1,500,000	NextGear Floorplan Master Owner Trust(a) Series 2021-1A Class A 0.85%, 07/15/2026	1,496,627
1,300,000	Nissan Auto Lease Trust Series 2024-A Class A2A 5.11%, 10/15/2026	1,295,450
	Nissan Auto Receivables Owner Trust
	Series 2023-A Class A2A
254,072	5.34%, 02/17/2026	253,904
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2023-B Class A3
$ 175,000	5.93%, 03/15/2028	$ 176,606
255,000	Northwoods Capital XV Ltd(a)(b) Series 2017-15A Class A1R 6.82%, 06/20/2034 3-Mo. SOFR + 1.47%	255,432
875,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 6.85%, 04/20/2037 3-Mo. SOFR + 1.55%	880,886
875,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 6.74%, 04/26/2036 3-Mo. SOFR + 1.42%	875,094
360,000	Octagon Ltd(a)(b) Series 2023-2A Class B 7.67%, 04/20/2036 3-Mo. SOFR + 2.35%	362,464
700,000	Pikes Peak Ltd(a)(b) Series 2023-12A Class A 7.42%, 04/20/2036 3-Mo. SOFR + 2.10%	704,948
71,779	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	71,418
	Progress Residential Trust(a)
	Series 2021-SFR8 Class A
397,005	1.51%, 10/17/2038	363,543
	Series 2022-SFR3 Class A
137,586	3.20%, 04/17/2039	129,577
	Series 2022-SFR4 Class A
378,238	4.44%, 05/17/2041	364,667
	Series 2022-SFR5 Class A
105,018	4.45%, 06/17/2039	102,158
	Series 2022-SFR7 Class A
168,813	4.75%, 10/27/2039	165,056
	Series 2023-SFR1 Class A
214,524	4.30%, 03/17/2040	206,371
	Series 2024-SFR2 Class A
220,000	3.30%, 04/17/2041	201,417
1,180,000	Regatta VI Funding Ltd(a)(b) Series 2016-1A Class AR2 6.75%, 04/20/2034 3-Mo. SOFR + 1.42%	1,180,000
	RR Ltd(a)(b)
	Series 2021-16A Class A1
1,150,000	6.70%, 07/15/2036 3-Mo. SOFR + 1.37%	1,151,397
	Series 2022-23A Class A2R
540,000	7.98%, 10/15/2035 3-Mo. SOFR + 2.65%	544,552
	Series 2023-26A Class A1
500,000	7.11%, 04/15/2038 3-Mo. SOFR + 1.78%	501,655
	Series 2023-26A Class A2
250,000	7.58%, 04/15/2038 3-Mo. SOFR + 2.25%	250,976

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Santander Drive Auto Receivables Trust
	Series 2023-1 Class B
$ 150,000	4.98%, 02/15/2028	$ 149,029
	Series 2023-3 Class B
240,000	5.61%, 07/17/2028	240,191
	Series 2023-6 Class A2
428,458	6.08%, 05/17/2027	429,005
	Series 2024-1 Class A2
440,236	5.71%, 02/16/2027	440,349
100,000	SBNA Auto Lease Trust(a) Series 2024-A Class A4 5.24%, 01/22/2029	99,845
	SCF Equipment Leasing LLC(a)
	Series 2023-1A Class A2
310,000	6.56%, 01/22/2030	312,490
	Series 2024-1A Class A3
125,000	5.52%, 01/20/2032	125,725
195,000	SFS Auto Receivables Securitization Trust(a) Series 2023-1A Class A4 5.47%, 12/20/2029	195,971
645,000	Sound Point XXIX Ltd(a)(b) Series 2021-1A Class A 6.66%, 04/25/2034 3-Mo. SOFR + 1.33%	645,129
400,000	Southwick Park LLC(a)(b) Series 2019-4A Class A1R 6.65%, 07/20/2032 3-Mo. SOFR + 1.32%	400,516
390,000	Subway Funding LLC(a) Series 2024-1A Class A2I 6.03%, 07/30/2054	393,441
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	137,148
95,607	Sunnova Hestia I Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	96,225
700,000	Symphony XXV Ltd(a)(b) Series 2021-25A Class A 6.57%, 04/19/2034 3-Mo. SOFR + 1.24%	700,719
437,212	Taco Bell Funding LLC(a) Series 2021-1A Class A23 2.54%, 08/25/2051	357,650
310,000	Texas Debt Capital Ltd(a)(b) Series 2023-1A Class B 7.62%, 04/20/2036 3-Mo. SOFR + 2.30%	311,192
645,000	Thompson Park Ltd(a)(b) Series 2021-1A Class A1 6.59%, 04/15/2034 3-Mo. SOFR + 1.26%	645,520
	Tricolor Auto Securitization Trust(a)
	Series 2023-1A Class A
22,878	6.48%, 08/17/2026	22,885
	Series 2024-1A Class A
164,994	6.61%, 10/15/2027	165,304
Principal Amount		Fair Value
Non-Agency — (continued)
$ 120,000	Tricon Residential Trust(a) Series 2024-SFR1 Class A 4.65%, 04/17/2041	$ 116,199
300,000	VB-S1 Issuer LLC - VBTEL(a) Series 2024-1A Class C2 5.59%, 05/15/2054	301,306
645,000	Venture Ltd(a)(b) Series 2021-42A Class A1A 6.72%, 04/15/2034 3-Mo. SOFR + 1.39%	645,000
3,466	Venture XVII Ltd(a)(b) Series 2014-17A Class ARR 6.47%, 04/15/2027 3-Mo. SOFR + 1.14%	3,466
1,035,441	Wellfleet X Ltd(a)(b) Series 2019-XA Class A1R 6.76%, 07/20/2032 3-Mo. SOFR + 1.43%	1,036,070
56,095	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	52,701
	Westlake Automobile Receivables Trust(a)
	Series 2020-3A Class D
66,972	1.65%, 02/17/2026	66,603
	Series 2023-1A Class B
80,000	5.41%, 01/18/2028	79,717
408,775	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	372,033
	World Omni Auto Receivables Trust
	Series 2023-A Class B
130,000	5.03%, 05/15/2029	129,207
	Series 2023-B Class A2A
228,254	5.25%, 11/16/2026	227,968
1,450,000	Zais Ltd(a)(b) Series 2020-15A Class A1R 6.94%, 07/28/2032 3-Mo. SOFR + 1.61%	1,450,925
		52,474,146
TOTAL ASSET-BACKED SECURITIES — 10.66% (Cost $53,148,492)		$53,071,649
CORPORATE BONDS AND NOTES
Basic Materials — 0.51%
	BHP Billiton Finance USA Ltd
140,000	4.90%, 02/28/2033	137,280
185,000	5.25%, 09/08/2033	185,128
	Celanese US Holdings LLC
275,000	6.17%, 07/15/2027	279,102
150,000	6.55%, 11/15/2030	156,749
	Glencore Funding LLC(a)
375,000	5.37%, 04/04/2029	373,259
120,000	6.38%, 10/06/2030	125,077
40,000	2.85%, 04/27/2031	33,684
425,000	2.63%, 09/23/2031	348,719
280,000	5.63%, 04/04/2034	275,701

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$ 220,000	POSCO 5.75%, 01/17/2028	$ 222,807
195,000	Rio Tinto Alcan Inc 6.13%, 12/15/2033	206,658
240,000	Sherwin-Williams Co 2.30%, 05/15/2030	205,889
		2,550,053
Communications — 3.25%
	AT&T Inc
1,105,000	2.30%, 06/01/2027	1,022,182
690,000	4.35%, 03/01/2029	668,734
775,000	4.85%, 03/01/2039	709,876
357,000	3.80%, 12/01/2057	249,413
28,000	3.65%, 09/15/2059	18,777
420,000	British Telecommunications PLC 9.63%, 12/15/2030	512,823
	Charter Communications Operating LLC / Charter Communications Operating Capital
35,000	4.91%, 07/23/2025	34,660
1,725,000	3.75%, 02/15/2028	1,603,240
505,000	6.55%, 06/01/2034	505,168
35,000	3.50%, 03/01/2042	23,285
80,000	3.70%, 04/01/2051	48,647
235,000	3.90%, 06/01/2052	147,365
410,000	3.85%, 04/01/2061	239,407
85,000	4.40%, 12/01/2061	55,443
	Cisco Systems Inc
145,000	4.95%, 02/26/2031	144,878
95,000	5.35%, 02/26/2064	92,458
	Comcast Corp
1,300,000	3.30%, 02/01/2027	1,246,113
185,000	4.80%, 05/15/2033(d)	179,958
418,000	5.30%, 06/01/2034	419,043
55,000	3.40%, 07/15/2046	39,778
105,000	2.80%, 01/15/2051	64,865
200,000	2.89%, 11/01/2051	124,779
85,000	5.65%, 06/01/2054	84,855
221,000	2.94%, 11/01/2056	133,311
	Cox Communications Inc(a)
19,000	3.15%, 08/15/2024	18,928
165,000	2.60%, 06/15/2031	136,285
22,000	Discovery Communications LLC 4.13%, 05/15/2029	20,310
575,000	Meta Platforms Inc 3.50%, 08/15/2027	552,036
	Netflix Inc
390,000	5.88%, 11/15/2028	401,824
805,000	5.38%, 11/15/2029(a)	812,859
725,000	4.88%, 06/15/2030(a)	713,600
	Paramount Global
170,000	4.38%, 03/15/2043	112,703
26,000	5.85%, 09/01/2043	20,446
200,000	Prosus NV(a) 3.26%, 01/19/2027	187,183
Principal Amount		Fair Value
Communications — (continued)
$ 915,000	Rogers Communications Inc 3.20%, 03/15/2027	$ 868,406
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	104,170
65,000	4.50%, 09/15/2042	47,574
	T-Mobile USA Inc
100,000	2.05%, 02/15/2028	89,820
160,000	2.40%, 03/15/2029	141,489
1,135,000	3.88%, 04/15/2030	1,061,028
300,000	2.88%, 02/15/2031	260,163
300,000	3.50%, 04/15/2031	269,525
550,000	5.20%, 01/15/2033	544,137
90,000	5.05%, 07/15/2033	88,048
130,000	5.75%, 01/15/2034	133,645
55,000	3.00%, 02/15/2041	39,355
	Verizon Communications Inc
890,000	4.33%, 09/21/2028	865,389
350,000	2.55%, 03/21/2031	297,363
		16,155,344
Consumer, Cyclical — 1.64%
	AutoNation Inc
193,000	4.50%, 10/01/2025	189,979
75,000	1.95%, 08/01/2028	65,032
500,000	4.75%, 06/01/2030	477,839
	AutoZone Inc
200,000	6.55%, 11/01/2033	214,725
155,000	5.40%, 07/15/2034	153,289
193,000	Choice Hotels International Inc 5.85%, 08/01/2034	190,222
200,000	CK Hutchison International Ltd(a) 4.75%, 04/21/2028	197,462
372,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	371,955
	General Motors Co
300,000	4.00%, 04/01/2025	295,975
200,000	5.20%, 04/01/2045	175,529
75,000	6.75%, 04/01/2046	78,319
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	246,661
125,000	2.70%, 08/20/2027	115,306
	Home Depot Inc
100,000	3.25%, 04/15/2032	88,690
35,000	5.30%, 06/25/2054	34,172
	Hyatt Hotels Corp
250,000	1.80%, 10/01/2024	247,359
630,000	5.50%, 06/30/2034	613,362
535,000	Hyundai Capital America(a)(d) 6.20%, 09/21/2030	555,861
170,000	Lennar Corp 4.75%, 11/29/2027	167,631
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	70,998
250,000	1.70%, 09/15/2028	218,446
400,000	4.25%, 04/01/2052	314,368
	Marriott International Inc
275,000	5.00%, 10/15/2027	274,260

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 167,000	4.88%, 05/15/2029	$ 164,876
350,000	2.85%, 04/15/2031	299,756
	O'Reilly Automotive Inc
115,000	5.75%, 11/20/2026	116,067
130,000	4.70%, 06/15/2032	125,467
225,000	Starbucks Corp 4.00%, 11/15/2028	216,714
	Tapestry Inc
60,000	7.05%, 11/27/2025	60,997
39,000	7.70%, 11/27/2030	40,751
	Warnermedia Holdings Inc
550,000	6.41%, 03/15/2026	549,998
450,000	4.05%, 03/15/2029	415,572
845,000	4.28%, 03/15/2032	737,539
85,000	5.05%, 03/15/2042	69,140
40,000	5.14%, 03/15/2052	31,144
		8,185,461
Consumer, Non-Cyclical — 4.42%
	AbbVie Inc
490,000	4.95%, 03/15/2031	488,726
83,000	4.30%, 05/14/2036	76,405
153,000	4.25%, 11/21/2049	127,503
40,000	5.40%, 03/15/2054	39,553
175,000	Adventist Health System 5.76%, 12/01/2034	174,855
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	189,196
285,000	2.60%, 05/27/2030	248,286
	Amgen Inc
507,000	5.25%, 03/02/2030	510,719
691,000	5.25%, 03/02/2033	688,986
90,000	5.75%, 03/02/2063	88,131
607,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.70%, 02/01/2036	578,699
25,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039	31,802
75,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	64,139
	Ashtead Capital Inc(a)
200,000	1.50%, 08/12/2026	182,304
377,000	5.80%, 04/15/2034	374,134
	BAT Capital Corp
125,000	5.83%, 02/20/2031	126,762
429,000	6.00%, 02/20/2034	433,995
14,000	4.54%, 08/15/2047	10,780
100,000	Becton Dickinson & Co 4.67%, 06/06/2047	87,163
	Bristol-Myers Squibb Co
150,000	2.95%, 03/15/2032	129,796
444,000	5.20%, 02/22/2034	443,094
195,000	6.25%, 11/15/2053	209,439
110,000	5.55%, 02/22/2054	108,447
511,000	Campbell Soup Co 5.40%, 03/21/2034	507,645
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Cargill Inc(a)
$ 200,000	2.13%, 11/10/2031	$ 163,523
90,000	4.00%, 06/22/2032	83,369
115,000	4.75%, 04/24/2033	111,931
175,000	Cencora Inc 3.45%, 12/15/2027	165,644
105,000	Centene Corp 4.25%, 12/15/2027	100,253
200,000	Chapman University 2.07%, 04/01/2031	161,905
	Cigna Group
360,000	1.25%, 03/15/2026	336,112
345,000	5.00%, 05/15/2029	343,583
150,000	5.13%, 05/15/2031	148,927
325,000	4.80%, 08/15/2038	298,625
169,000	Coca-Cola Consolidated Inc 5.45%, 06/01/2034	170,523
	CommonSpirit Health
15,000	2.76%, 10/01/2024	14,879
165,000	5.21%, 12/01/2031	162,823
440,000	6.46%, 11/01/2052	486,151
	Conagra Brands Inc
225,000	5.30%, 10/01/2026	224,731
304,000	4.85%, 11/01/2028	298,775
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	132,758
250,000	2.25%, 08/01/2031	205,202
	CSL Finance PLC(a)
50,000	3.85%, 04/27/2027	48,250
70,000	4.05%, 04/27/2029	66,948
105,000	4.25%, 04/27/2032	98,624
	CVS Health Corp
585,000	4.78%, 03/25/2038	522,298
285,000	4.13%, 04/01/2040	230,239
125,000	2.70%, 08/21/2040	83,051
115,000	5.05%, 03/25/2048	99,085
245,000	Elevance Health Inc 5.38%, 06/15/2034	246,164
170,000	GE HealthCare Technologies Inc 6.38%, 11/22/2052	184,482
175,000	General Mills Inc 4.20%, 04/17/2028	169,502
120,000	Gilead Sciences Inc 5.25%, 10/15/2033	120,877
775,000	Haleon US Capital LLC 3.38%, 03/24/2027	739,529
	HCA Inc
220,000	3.50%, 09/01/2030	198,448
350,000	5.45%, 04/01/2031	349,749
205,000	5.60%, 04/01/2034	203,764
220,000	Hormel Foods Corp 4.80%, 03/30/2027	219,149
	Howard University
100,000	2.80%, 10/01/2030	86,324
160,000	3.48%, 10/01/2041	113,796
	Humana Inc
100,000	5.38%, 04/15/2031	99,469
70,000	5.88%, 03/01/2033	71,207
100,000	5.95%, 03/15/2034	102,225

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 35,000	5.50%, 03/15/2053	$ 32,499
	J M Smucker Co
321,000	5.90%, 11/15/2028	330,633
550,000	6.20%, 11/15/2033	577,613
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	203,666
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	144,601
185,000	3.00%, 06/01/2051	123,303
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	416,453
117,000	4.50%, 04/15/2052	97,588
255,000	Kraft Heinz Foods Co 3.75%, 04/01/2030	238,069
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	253,109
	Philip Morris International Inc
130,000	5.13%, 11/17/2027	129,970
45,000	4.88%, 02/15/2028	44,608
270,000	5.13%, 02/15/2030	269,029
130,000	5.13%, 02/13/2031	128,621
170,000	5.38%, 02/15/2033	168,797
170,000	5.63%, 09/07/2033	171,468
	Royalty Pharma PLC
165,000	1.75%, 09/02/2027	148,227
95,000	5.15%, 09/02/2029	94,197
180,000	2.20%, 09/02/2030	150,016
70,000	2.15%, 09/02/2031	56,109
391,000	5.40%, 09/02/2034	380,502
35,000	3.35%, 09/02/2051	22,381
85,000	Smith & Nephew PLC 5.40%, 03/20/2034	83,684
	Solventum Corp(a)
755,000	5.40%, 03/01/2029	752,696
425,000	5.45%, 03/13/2031	419,663
260,000	5.60%, 03/23/2034	255,365
	Sysco Corp
50,000	4.45%, 03/15/2048	41,548
225,000	6.60%, 04/01/2050	250,424
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	44,113
	Tyson Foods Inc
30,000	5.40%, 03/15/2029	30,039
105,000	5.70%, 03/15/2034	104,595
	UnitedHealth Group Inc
100,000	4.00%, 05/15/2029	96,174
625,000	5.30%, 02/15/2030	635,646
125,000	4.20%, 05/15/2032	117,638
525,000	5.35%, 02/15/2033	531,938
65,000	3.75%, 10/15/2047	49,484
280,000	5.88%, 02/15/2053	290,789
261,000	5.05%, 04/15/2053	241,749
245,000	5.38%, 04/15/2054	238,004
40,000	4.95%, 05/15/2062	35,591
30,000	6.05%, 02/15/2063	31,569
		22,015,621
Principal Amount		Fair Value
Energy — 1.95%
	BP Capital Markets America Inc
$ 115,000	1.75%, 08/10/2030	$ 95,467
175,000	4.81%, 02/13/2033	169,654
95,000	4.89%, 09/11/2033	92,379
120,000	5.23%, 11/17/2034	119,102
155,000	3.38%, 02/08/2061	101,754
30,000	Cenovus Energy Inc 2.65%, 01/15/2032	24,812
	Cheniere Energy Partners LP
90,000	4.50%, 10/01/2029	85,738
135,000	5.95%, 06/30/2033(d)	136,882
	Columbia Pipelines Holding Co LLC(a)
85,000	6.04%, 08/15/2028	86,931
195,000	5.68%, 01/15/2034	191,861
	Columbia Pipelines Operating Co LLC(a)
275,000	5.93%, 08/15/2030	280,900
475,000	6.04%, 11/15/2033	485,411
80,000	6.54%, 11/15/2053	84,295
	ConocoPhillips Co
130,000	5.05%, 09/15/2033	128,856
93,000	3.80%, 03/15/2052	69,418
50,000	5.30%, 05/15/2053	47,458
30,000	5.55%, 03/15/2054	29,522
115,000	4.03%, 03/15/2062	86,303
130,000	5.70%, 09/15/2063	129,165
	Diamondback Energy Inc
145,000	6.25%, 03/15/2033	151,656
65,000	5.40%, 04/18/2034	64,353
30,000	5.90%, 04/18/2064	28,959
	Enbridge Inc
35,000	6.00%, 11/15/2028	36,053
80,000	5.30%, 04/05/2029	80,129
563,000	5.70%, 03/08/2033	567,428
120,000	2.50%, 08/01/2033	95,232
250,000	5.63%, 04/05/2034	249,589
	Energy Transfer LP
80,000	5.25%, 07/01/2029	79,502
210,000	6.40%, 12/01/2030	220,819
70,000	5.55%, 05/15/2034	69,278
85,000	5.00%, 05/15/2050	72,149
255,000	Eni SpA(a) 5.50%, 05/15/2034	252,654
190,000	Equinor ASA 3.63%, 04/06/2040	153,850
357,154	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	285,410
200,000	Greensaif Pipelines Bidco SARL(a) 6.13%, 02/23/2038	203,263
	Hess Corp
185,000	7.30%, 08/15/2031	206,219
119,000	7.13%, 03/15/2033	133,572
	MPLX LP
300,000	4.00%, 02/15/2025	296,750
70,000	1.75%, 03/01/2026	65,780

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 35,000	4.13%, 03/01/2027	$ 33,986
75,000	4.25%, 12/01/2027	72,572
190,000	2.65%, 08/15/2030	163,729
60,000	5.50%, 06/01/2034	59,088
475,000	4.50%, 04/15/2038	414,181
90,000	4.90%, 04/15/2058	73,961
121,000	Occidental Petroleum Corp 7.88%, 09/15/2031	135,702
	ONEOK Inc
110,000	3.10%, 03/15/2030	98,342
45,000	6.10%, 11/15/2032	46,509
55,000	Ovintiv Inc 7.38%, 11/01/2031	59,919
200,000	Pertamina Persero PT 3.10%, 01/21/2030	178,000
260,000	Phillips 66 5.30%, 06/30/2033	256,916
550,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	502,399
60,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	57,885
160,000	Schlumberger Investment SA 5.00%, 06/01/2034	157,490
	Shell International Finance BV
140,000	3.25%, 04/06/2050	97,193
145,000	3.00%, 11/26/2051	94,934
	Targa Resources Corp
75,000	6.15%, 03/01/2029	77,416
155,000	4.20%, 02/01/2033	139,372
225,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	202,711
382,000	Teck Resources Ltd 3.90%, 07/15/2030	354,404
190,000	TotalEnergies Capital SA 5.64%, 04/05/2064	188,136
90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	81,208
380,000	Williams Cos Inc 5.65%, 03/15/2033	383,467
		9,688,073
Financial — 10.48%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,075,000	6.50%, 07/15/2025	1,083,221
725,000	2.45%, 10/29/2026	676,304
150,000	3.30%, 01/30/2032	128,882
370,000	Agree LP REIT 4.80%, 10/01/2032	346,959
1,175,000	Air Lease Corp 2.88%, 01/15/2026	1,127,320
145,000	American Express Co 6.34%, 10/30/2026	146,424
Principal Amount		Fair Value
Financial — (continued)
$ 50,000	American International Group Inc 3.40%, 06/30/2030	$ 45,464
210,000	American Tower Corp REIT 3.80%, 08/15/2029	195,192
125,000	Ameriprise Financial Inc 5.70%, 12/15/2028	128,001
80,000	Aon Corp 2.80%, 05/15/2030	70,120
80,000	Aon Corp / Aon Global Holdings PLC 5.35%, 02/28/2033	79,462
270,000	Aon North America Inc 5.45%, 03/01/2034	268,814
280,000	Athene Global Funding(a) 2.65%, 10/04/2031	230,085
335,000	Athene Holding Ltd 5.88%, 01/15/2034	331,475
1,200,000	Avolon Holdings Funding Ltd(a) 2.88%, 02/15/2025	1,175,615
1,000,000	Banco Santander SA 4.25%, 04/11/2027	967,529
	Bank of America Corp
715,000	3.88%, 08/01/2025	704,057
30,000	5.08%, 01/20/2027	29,820
145,000	5.93%, 09/15/2027	146,560
1,000,000	4.18%, 11/25/2027	965,388
665,000	5.20%, 04/25/2029	663,946
255,000	2.88%, 10/22/2030	226,947
715,000	2.59%, 04/29/2031	618,200
220,000	1.90%, 07/23/2031	181,212
960,000	1.92%, 10/24/2031	785,385
660,000	2.69%, 04/22/2032	557,780
370,000	2.30%, 07/21/2032	302,892
785,000	4.57%, 04/27/2033	740,304
157,000	5.02%, 07/22/2033	153,455
110,000	5.47%, 01/23/2035	109,889
117,000	2.48%, 09/21/2036	93,257
295,000	6.11%, 01/29/2037	306,508
375,000	3.31%, 04/22/2042	282,181
160,000	Bank of Montreal 5.51%, 06/04/2031	161,694
	Bank of New York Mellon Corp
245,000	6.32%, 10/25/2029	256,075
105,000	4.98%, 03/14/2030	104,371
40,000	4.60%, 07/26/2030	39,090
140,000	5.19%, 03/14/2035	138,190
	Barclays PLC
775,000	2.85%, 05/07/2026	755,613
200,000	7.39%, 11/02/2028	210,724
200,000	6.49%, 09/13/2029	207,039
355,000	5.69%, 03/12/2030	355,952
	BNP Paribas SA(a)
1,225,000	2.22%, 06/09/2026	1,184,178
290,000	5.89%, 12/05/2034	297,042
	BPCE SA(a)
260,000	2.05%, 10/19/2027	238,685
250,000	6.71%, 10/19/2029	259,176
425,000	3.12%, 10/19/2032	345,825
500,000	6.51%, 01/18/2035	500,538

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Capital One Financial Corp
$ 40,000	5.47%, 02/01/2029	$ 39,815
195,000	6.31%, 06/08/2029	199,521
140,000	3.27%, 03/01/2030	126,371
140,000	5.25%, 07/26/2030	137,539
150,000	7.62%, 10/30/2031	165,131
	Citigroup Inc
430,000	3.70%, 01/12/2026	418,775
700,000	3.89%, 01/10/2028	675,699
95,000	5.17%, 02/13/2030	94,447
330,000	2.57%, 06/03/2031	283,247
525,000	3.06%, 01/25/2033	445,940
360,000	4.91%, 05/24/2033	345,694
	Citizens Financial Group Inc
175,000	5.84%, 01/23/2030	174,453
90,000	6.65%, 04/25/2035	93,028
	Corebridge Financial Inc
100,000	3.85%, 04/05/2029	93,724
220,000	5.75%, 01/15/2034	221,460
220,000	Corebridge Global Funding(a) 5.20%, 06/24/2029	219,163
	Crown Castle Inc REIT
305,000	4.80%, 09/01/2028	298,558
195,000	5.60%, 06/01/2029	196,665
158,000	3.10%, 11/15/2029	141,053
200,000	Danske Bank A/S(a) 5.71%, 03/01/2030	200,558
	Deutsche Bank AG
150,000	5.41%, 05/10/2029	149,776
150,000	6.82%, 11/20/2029	155,998
60,000	Discover Financial Services 7.96%, 11/02/2034	67,494
75,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	66,399
170,000	Equitable Holdings Inc 4.35%, 04/20/2028	164,332
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	532,958
120,000	Fifth Third Bancorp 2.38%, 01/28/2025	117,663
135,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	133,012
	Goldman Sachs Group Inc
210,000	5.73%, 04/25/2030	213,729
635,000	2.62%, 04/22/2032	533,881
155,000	2.38%, 07/21/2032	127,291
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	406,239
126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	105,260
	HSBC Holdings PLC
200,000	6.16%, 03/09/2029	204,582
400,000	2.21%, 08/17/2029	351,626
280,000	5.73%, 05/17/2032	280,687
315,000	5.40%, 08/11/2033	311,646
Principal Amount		Fair Value
Financial — (continued)
	Intercontinental Exchange Inc
$ 140,000	3.63%, 09/01/2028(a)	$ 131,862
75,000	5.25%, 06/15/2031	75,423
200,000	Intesa Sanpaolo SpA(a) 7.80%, 11/28/2053	219,882
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	154,961
	JPMorgan Chase & Co
170,000	2.95%, 10/01/2026	161,998
265,000	6.07%, 10/22/2027	269,651
150,000	4.85%, 07/25/2028	148,463
560,000	3.51%, 01/23/2029	529,571
95,000	5.30%, 07/24/2029	95,319
90,000	6.09%, 10/23/2029	92,990
280,000	5.58%, 04/22/2030	284,435
175,000	3.70%, 05/06/2030	163,630
25,000	2.74%, 10/15/2030	22,120
135,000	2.52%, 04/22/2031	116,684
410,000	1.76%, 11/19/2031	333,513
165,000	1.95%, 02/04/2032	134,208
200,000	2.58%, 04/22/2032	168,918
475,000	2.96%, 01/25/2033	404,989
537,000	4.59%, 04/26/2033	512,264
360,000	4.91%, 07/25/2033	349,645
480,000	5.34%, 01/23/2035	477,130
	M&T Bank Corp
790,000	7.41%, 10/30/2029	831,215
295,000	5.05%, 01/27/2034	273,020
55,000	Macquarie Airfinance Holdings Ltd(a) 6.40%, 03/26/2029	55,930
550,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	514,827
500,000	Manufacturers & Traders Trust Co 4.70%, 01/27/2028	482,050
80,000	Marsh & McLennan Cos Inc 4.75%, 03/15/2039	74,323
625,000	Mastercard Inc 3.30%, 03/26/2027	599,586
520,000	Metropolitan Life Global Funding I(a) 2.40%, 01/11/2032	427,585
	Morgan Stanley
385,000	3.63%, 01/20/2027	371,196
754,000	3.95%, 04/23/2027	728,186
600,000	3.77%, 01/24/2029	571,144
545,000	5.16%, 04/20/2029	543,231
70,000	5.45%, 07/20/2029	70,432
495,000	6.41%, 11/01/2029	516,464
100,000	4.43%, 01/23/2030	96,739
40,000	5.66%, 04/18/2030	40,677
350,000	2.70%, 01/22/2031	306,803
400,000	1.79%, 02/13/2032	321,018
455,000	1.93%, 04/28/2032	365,577
355,000	4.89%, 07/20/2033	342,223
120,000	5.47%, 01/18/2035	119,687
425,000	2.48%, 09/16/2036	336,226

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 30,000	NNN Inc REIT 5.50%, 06/15/2034	$ 29,719
	Nomura Holdings Inc
500,000	2.61%, 07/14/2031	411,655
400,000	5.78%, 07/03/2034	398,505
	PNC Financial Services Group Inc
145,000	5.30%, 01/21/2028	144,801
60,000	6.04%, 10/28/2033	61,816
165,000	Principal Financial Group Inc 5.38%, 03/15/2033	164,558
95,000	Principal Life Global Funding II(a) 5.10%, 01/25/2029	94,448
	Prologis LP REIT
625,000	1.75%, 07/01/2030	516,892
300,000	4.63%, 01/15/2033	287,319
45,000	Prologis Targeted US Logistics Fund LP REIT(a) 5.25%, 04/01/2029	45,030
150,000	Protective Life Global Funding(a) 5.22%, 06/12/2029	149,759
200,000	Realty Income Corp REIT(d) 4.90%, 07/15/2033	191,182
150,000	Reinsurance Group of America Inc 5.75%, 09/15/2034	149,456
340,000	Retail Opportunity Investments Partnership LP REIT 6.75%, 10/15/2028	351,936
155,000	SBA Tower Trust REIT(a) 2.84%, 01/15/2025	152,278
	Societe Generale SA(a)
285,000	6.22%, 06/15/2033(d)	280,611
245,000	6.07%, 01/19/2035	242,548
	Standard Chartered PLC(a)
200,000	7.77%, 11/16/2028	212,835
200,000	7.02%, 02/08/2030	211,199
200,000	5.91%, 05/14/2035	198,238
500,000	Truist Bank 2.25%, 03/11/2030	417,035
90,000	Truist Financial Corp 6.05%, 06/08/2027	90,630
	UBS Group AG(a)
1,225,000	4.28%, 01/09/2028	1,174,770
200,000	4.75%, 05/12/2028	195,874
250,000	6.44%, 08/11/2028	256,322
240,000	2.75%, 02/11/2033	196,147
270,000	6.54%, 08/12/2033	283,335
250,000	9.02%, 11/15/2033	301,314
135,000	VICI Properties LP REIT 4.95%, 02/15/2030	130,240
	Wells Fargo & Co
220,000	2.41%, 10/30/2025	217,501
750,000	4.30%, 07/22/2027	730,178
240,000	2.39%, 06/02/2028	221,037
95,000	5.57%, 07/25/2029	95,862
60,000	6.30%, 10/23/2029	62,263
415,000	2.88%, 10/30/2030	368,128
Principal Amount		Fair Value
Financial — (continued)
$ 110,000	2.57%, 02/11/2031	$ 95,202
595,000	3.35%, 03/02/2033	515,987
928,000	4.90%, 07/25/2033	892,610
55,000	5.39%, 04/24/2034	54,371
75,000	6.49%, 10/23/2034	79,954
130,000	5.50%, 01/23/2035	129,544
475,000	Westpac Banking Corp 4.11%, 07/24/2034	438,891
765,000	Willis North America Inc 2.95%, 09/15/2029	685,260
		52,179,289
Industrial — 2.06%
	AGCO Corp
45,000	5.45%, 03/21/2027	45,107
190,000	5.80%, 03/21/2034	189,259
189,000	Allegion US Holding Co Inc 5.60%, 05/29/2034	189,093
200,000	BAE Systems PLC(a) 5.13%, 03/26/2029	199,109
	Boeing Co
30,000	2.70%, 02/01/2027	27,657
1,025,000	3.45%, 11/01/2028	926,034
90,000	6.30%, 05/01/2029(a)	91,265
90,000	5.15%, 05/01/2030	86,426
80,000	6.39%, 05/01/2031(a)	81,445
15,000	3.75%, 02/01/2050	9,815
200,000	5.81%, 05/01/2050	180,240
185,000	6.86%, 05/01/2054(a)	189,842
125,000	5.93%, 05/01/2060	111,756
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	161,194
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	341,191
875,000	Carrier Global Corp 5.90%, 03/15/2034	913,210
400,000	CSX Corp 3.80%, 03/01/2028	384,726
435,000	DAE Funding LLC(a) 1.55%, 08/01/2024	433,227
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	184,550
125,000	General Electric Co 5.88%, 01/14/2038	128,438
155,000	Ingersoll Rand Inc 5.70%, 08/14/2033	158,458
	L3Harris Technologies Inc
185,000	5.05%, 06/01/2029	183,700
215,000	5.35%, 06/01/2034	213,466
325,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	215,560
215,000	Northrop Grumman Corp 5.15%, 05/01/2040	205,213
	Otis Worldwide Corp
115,000	2.57%, 02/15/2030	100,934
110,000	3.11%, 02/15/2040	81,840

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
$ 65,000	4.40%, 07/01/2027	$ 63,233
65,000	6.05%, 08/01/2028	66,572
55,000	5.35%, 03/30/2029	54,973
207,000	5.25%, 07/01/2029	205,253
	Regal Rexnord Corp
395,000	6.05%, 04/15/2028	399,745
35,000	6.30%, 02/15/2030	35,782
	Republic Services Inc
70,000	1.45%, 02/15/2031	55,502
205,000	5.20%, 11/15/2034	203,507
	RTX Corp
75,000	5.75%, 11/08/2026	75,802
1,025,000	6.10%, 03/15/2034	1,078,923
45,000	Trane Technologies Financing Ltd 5.10%, 06/13/2034	44,848
325,000	Union Pacific Corp 2.80%, 02/14/2032	280,409
730,000	Veralto Corp(a) 5.45%, 09/18/2033	728,609
	Waste Management Inc
175,000	3.15%, 11/15/2027	165,157
600,000	1.15%, 03/15/2028	523,982
225,000	4.95%, 07/03/2031	223,182
		10,238,234
Technology — 1.78%
	Adobe Inc
550,000	2.15%, 02/01/2027	512,971
165,000	4.80%, 04/04/2029	165,176
	Broadcom Inc
12,000	4.11%, 09/15/2028	11,578
192,000	4.15%, 04/15/2032(a)	177,145
645,000	2.60%, 02/15/2033(a)	522,712
370,000	3.42%, 04/15/2033(a)	318,995
150,000	3.47%, 04/15/2034(a)	127,874
339,000	3.14%, 11/15/2035(a)	271,467
90,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	84,074
279,000	Constellation Software Inc(a) 5.46%, 02/16/2034	279,034
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	306,493
200,000	Foundry JV Holdco LLC(a) 6.15%, 01/25/2032	203,873
50,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	52,525
	Intel Corp
350,000	5.20%, 02/10/2033(d)	349,453
255,000	5.15%, 02/21/2034	251,817
70,000	4.75%, 03/25/2050	60,251
250,000	3.05%, 08/12/2051	158,579
135,000	5.05%, 08/05/2062	119,171
500,000	Intuit Inc 1.35%, 07/15/2027	450,668
Principal Amount		Fair Value
Technology — (continued)
$ 335,000	MSCI Inc(a) 4.00%, 11/15/2029	$ 313,003
60,000	NVIDIA Corp 3.50%, 04/01/2040	49,685
71,000	NXP BV / NXP Funding LLC 5.35%, 03/01/2026	70,813
	NXP BV / NXP Funding LLC / NXP USA Inc
89,000	4.30%, 06/18/2029	85,405
325,000	2.65%, 02/15/2032	270,128
	Oracle Corp
165,000	2.30%, 03/25/2028	149,177
275,000	4.50%, 05/06/2028	270,055
95,000	6.15%, 11/09/2029	99,361
65,000	2.95%, 04/01/2030	57,807
350,000	4.65%, 05/06/2030	342,957
325,000	2.88%, 03/25/2031	280,629
301,000	4.90%, 02/06/2033	291,980
350,000	3.60%, 04/01/2040	269,015
741,000	3.60%, 04/01/2050	518,607
525,000	6.90%, 11/09/2052	587,634
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	216,290
	VMware LLC
100,000	1.80%, 08/15/2028	87,586
300,000	2.20%, 08/15/2031	243,763
	Workday Inc
125,000	3.50%, 04/01/2027	119,575
100,000	3.80%, 04/01/2032	89,853
		8,837,179
Utilities — 3.62%
335,000	Alabama Power Co 3.45%, 10/01/2049	238,848
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	408,337
125,000	American Water Capital Corp 3.75%, 09/01/2028	119,056
	Arizona Public Service Co
60,000	6.35%, 12/15/2032	62,975
75,000	5.55%, 08/01/2033	74,355
225,000	Atmos Energy Corp 5.90%, 11/15/2033	234,952
140,000	Baltimore Gas & Electric Co 5.65%, 06/01/2054	138,312
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	325,450
65,000	Boston Gas Co(a) 3.76%, 03/16/2032	56,699
285,000	Brooklyn Union Gas Co(a) 4.87%, 08/05/2032	264,181
210,000	CenterPoint Energy Inc 5.40%, 06/01/2029	210,758
80,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	70,046
	Consolidated Edison Co of New York Inc
75,000	5.50%, 03/15/2034	76,181

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 45,000	5.38%, 05/15/2034	$ 45,224
145,000	3.20%, 12/01/2051	95,578
75,000	5.70%, 05/15/2054	74,471
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(c)	194,229
231,000	3.38%, 04/01/2030	208,661
269,000	5.38%, 11/15/2032	266,665
10,000	6.30%, 03/15/2033	10,369
333,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	321,688
	Duke Energy Corp
475,000	3.15%, 08/15/2027	447,906
60,000	2.45%, 06/01/2030	51,518
377,000	2.55%, 06/15/2031	315,626
185,000	5.45%, 06/15/2034	182,856
110,000	5.00%, 08/15/2052	95,561
50,000	5.80%, 06/15/2054	48,570
145,000	Duke Energy Florida LLC 5.88%, 11/15/2033	150,746
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	136,852
115,000	5.25%, 04/01/2033	114,000
85,000	5.55%, 03/15/2054	81,870
	Edison International
180,000	4.13%, 03/15/2028	171,933
50,000	5.25%, 11/15/2028	49,562
975,000	Entergy Corp 2.95%, 09/01/2026	925,086
115,000	Evergy Metro Inc 4.20%, 03/15/2048	91,426
	Eversource Energy
355,000	5.13%, 05/15/2033	340,782
115,000	5.50%, 01/01/2034	112,825
450,000	Exelon Corp 4.05%, 04/15/2030	422,282
55,000	FirstEnergy Corp 4.15%, 07/15/2027	52,775
45,000	FirstEnergy Pennsylvania Electric Co(a) 4.15%, 04/15/2025	44,290
515,000	Florida Power & Light Co 4.55%, 10/01/2044	436,810
	Georgia Power Co
70,000	4.70%, 05/15/2032	67,649
115,000	4.95%, 05/17/2033	112,126
65,000	5.25%, 03/15/2034	64,795
30,000	4.75%, 09/01/2040	27,094
70,000	KeySpan Gas East Corp(a) 5.99%, 03/06/2033	70,472
75,000	Monongahela Power Co(a) 5.85%, 02/15/2034	76,341
50,000	National Grid PLC 5.60%, 06/12/2028	50,487
	National Rural Utilities Cooperative Finance Corp
200,000	4.15%, 12/15/2032(d)	184,286
35,000	5.80%, 01/15/2033	35,968
	NextEra Energy Capital Holdings Inc
130,000	4.63%, 07/15/2027	127,875
Principal Amount		Fair Value
Utilities — (continued)
$ 380,000	2.25%, 06/01/2030	$ 323,978
	NiSource Inc
150,000	3.49%, 05/15/2027	143,108
55,000	1.70%, 02/15/2031	43,739
190,000	5.40%, 06/30/2033	188,058
185,000	5.35%, 04/01/2034	181,445
160,000	NSTAR Electric Co 5.40%, 06/01/2034	160,143
	Oglethorpe Power Corp
155,000	5.05%, 10/01/2048	136,274
25,000	5.80%, 06/01/2054(a)	24,460
75,000	Ohio Edison Co(a) 5.50%, 01/15/2033	74,550
200,000	Ohio Power Co 5.00%, 06/01/2033	192,637
165,000	Oncor Electric Delivery Co LLC 5.65%, 11/15/2033	169,254
	Pacific Gas & Electric Co
385,000	5.45%, 06/15/2027	385,196
625,000	2.10%, 08/01/2027	563,922
70,000	6.10%, 01/15/2029	71,643
235,000	4.55%, 07/01/2030	222,697
425,000	2.50%, 02/01/2031	350,335
185,000	3.25%, 06/01/2031	159,065
180,000	6.15%, 01/15/2033	182,858
540,000	6.40%, 06/15/2033	557,712
400,000	PacifiCorp 5.80%, 01/15/2055	387,303
115,000	Public Service Electric & Gas Co 5.45%, 03/01/2054	113,392
	Public Service Enterprise Group Inc
75,000	5.20%, 04/01/2029	74,787
125,000	6.13%, 10/15/2033	129,872
45,000	5.45%, 04/01/2034	44,603
	Puget Energy Inc
185,000	3.65%, 05/15/2025	181,360
139,000	4.10%, 06/15/2030	127,884
31,000	4.22%, 03/15/2032	27,786
120,000	Sempra 3.40%, 02/01/2028	112,850
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	95,370
	Southern California Edison Co
70,000	4.90%, 06/01/2026	69,429
150,000	5.15%, 06/01/2029	149,859
345,000	2.25%, 06/01/2030	292,547
60,000	5.45%, 06/01/2031	60,429
220,000	2.75%, 02/01/2032	185,548
65,000	5.95%, 11/01/2032	67,170
365,000	5.20%, 06/01/2034	356,403
2,000	4.00%, 04/01/2047	1,531
20,000	3.65%, 02/01/2050	14,216
50,000	5.75%, 04/15/2054	48,933
	Southern California Gas Co
380,000	5.20%, 06/01/2033	375,184
65,000	5.75%, 06/01/2053	64,287
210,000	5.60%, 04/01/2054	206,133

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Southern Co
$ 190,000	4.85%, 06/15/2028	$ 188,018
35,000	5.20%, 06/15/2033	34,362
220,000	5.70%, 03/15/2034	223,671
45,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	46,113
184,000	Southwest Gas Corp 2.20%, 06/15/2030	155,988
195,000	Southwestern Electric Power Co 5.30%, 04/01/2033	188,931
	Virginia Electric & Power Co
260,000	5.00%, 04/01/2033	253,096
270,000	5.00%, 01/15/2034	262,434
45,000	5.35%, 01/15/2054	42,458
145,000	Wisconsin Power & Light Co 5.38%, 03/30/2034	144,043
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	500,979
100,000	4.60%, 06/01/2032	93,506
		18,038,953
TOTAL CORPORATE BONDS AND NOTES — 29.71% (Cost $157,128,811)		$147,888,207
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	167,960
200,000	5.00%, 07/15/2032(a)	192,780
200,000	5.00%, 07/15/2032	192,780
200,000	Chile Government International Bond 4.95%, 01/05/2036	191,620
	Hungary Government International Bond(a)
240,000	6.13%, 05/22/2028	244,320
275,000	5.50%, 03/26/2036	264,151
200,000	Israel Government International Bond 5.75%, 03/12/2054	179,750
	Mexico Government International Bond
541,000	3.50%, 02/12/2034	439,526
795,000	6.00%, 05/07/2036	773,998
685,000	4.28%, 08/14/2041	530,206
76,000	4.75%, 03/08/2044	60,875
200,000	6.34%, 05/04/2053	188,571
200,000	6.40%, 05/07/2054	190,474
	Panama Government International Bond
200,000	3.16%, 01/23/2030	168,465
210,000	6.85%, 03/28/2054	191,987
	Peruvian Government International Bond
60,000	3.00%, 01/15/2034	48,977
380,000	3.30%, 03/11/2041	280,728
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Republic of Poland Government International Bond
$ 220,000	5.13%, 09/18/2034	$ 216,387
270,000	5.50%, 03/18/2054	262,035
	Romanian Government International Bond
40,000	3.00%, 02/27/2027(a)	37,199
548,000	5.88%, 01/30/2029(a)	544,493
1,072,000	3.00%, 02/14/2031(d)	888,752
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.26% (Cost $6,978,319)		$6,256,034
MORTGAGE-BACKED SECURITIES
Non-Agency — 9.21%
232,552	510 Asset Backed Trust(a)(c) Series 2021-NPL2 Class A1 2.12%, 06/25/2061	227,629
178,445	Ajax Mortgage Loan Trust(a)(c) Series 2021-C Class A 2.12%, 01/25/2061	174,806
255,000	Aligned Data Centers Issuer LLC(a) Series 2023-1A Class A2 6.00%, 08/17/2048	254,442
	Angel Oak Mortgage Trust(a)
	Series 2020-1 Class A1
26,554	2.47%, 12/25/2059(e)	25,056
	Series 2020-2 Class A1A
81,932	2.53%, 01/26/2065(e)	75,268
	Series 2020-4 Class A1
36,394	1.47%, 06/25/2065(e)	33,868
	Series 2020-6 Class A1
36,947	1.26%, 05/25/2065(e)	32,887
	Series 2020-R1 Class A1
75,135	0.99%, 04/25/2053(e)	69,261
	Series 2021-1 Class A1
125,555	0.91%, 01/25/2066(e)	106,004
	Series 2021-2 Class A1
246,224	0.99%, 04/25/2066(e)	204,431
	Series 2021-4 Class A1
195,289	1.04%, 01/20/2065(e)	158,587
	Series 2021-5 Class A1
297,405	0.95%, 07/25/2066(e)	250,067
	Series 2021-6 Class A1
161,706	1.46%, 09/25/2066(e)	129,854
	Series 2021-8 Class A1
220,756	1.82%, 11/25/2066(e)	189,898
	Series 2024-1A Class B
659,282	2.88%, 12/25/2066(c)	594,851
	Arroyo Mortgage Trust(a)(e)
	Series 2019-2 Class A1
52,185	3.35%, 04/25/2049	49,567
	Series 2019-3 Class A1
50,392	2.96%, 10/25/2048	46,211

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 180,000	ARZ Trust(a) Series 2024-BILT Class A 5.77%, 06/11/2029	$ 180,591
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	322,044
	Series 2019-BN16 Class XA
2,426,893	1.10%, 02/15/2052(e)	80,141
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	588,733
	Series 2019-BN18 Class XA
973,549	1.03%, 05/15/2062(e)	33,536
	Series 2019-BN20 Class XA
1,151,414	0.93%, 09/15/2062(e)	38,977
	Series 2019-BN22 Class XA
1,775,166	0.70%, 11/15/2062(e)	47,187
	Series 2019-BN23 Class XA
2,911,334	0.80%, 12/15/2052(e)	88,380
	Series 2019-BN24 Class XA
978,934	0.75%, 11/15/2062(e)	29,057
	Series 2020-BN26 Class XA
1,043,443	1.32%, 03/15/2063(e)	52,407
	Series 2020-BN28 Class XA
2,335,103	1.88%, 03/15/2063(e)	196,285
	Series 2020-BN29 Class XA
2,810,813	1.43%, 11/15/2053(e)	178,726
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,273,587
	Series 2023-BNK45 Class ASB
500,000	5.47%, 02/15/2056	505,288
	Series 2023-BNK45 Class XA
994,411	1.20%, 02/15/2056(e)	60,347
	Series 2024-BNK47 Class A5
585,000	5.72%, 06/15/2057	603,291
475,000	BANK5 Series 2024-5YR7 Class A3 5.77%, 06/15/2057	482,064
	Barclays Commercial Mortgage Securities Trust
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,305,938
	Series 2022-C15 Class A5
105,000	3.66%, 04/15/2055(e)	93,579
	Series 2024-C24 Class A5
325,000	5.42%, 02/15/2057	327,493
	Series 2024-C24 Class XA
1,108,808	1.86%, 02/15/2057(e)	117,888
	Series 2024-C26 Class A5
395,000	5.83%, 05/15/2057	411,165
	Series 2024-C26 Class B
475,000	5.94%, 05/15/2057(e)	480,442
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(e)	375,036
	Series 2019-B10 Class XA
1,955,535	1.39%, 03/15/2062(e)	93,551
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-B11 Class A2
$ 161,254	3.41%, 05/15/2052	$ 160,807
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	411,849
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,351,096
	Series 2019-B12 Class XA
951,701	1.16%, 08/15/2052(e)	29,972
	Series 2019-B9 Class A5
550,000	4.02%, 03/15/2052	511,372
	Series 2020-B18 Class XA
610,195	1.91%, 07/15/2053(e)	35,882
	Series 2020-B22 Class XA
1,102,665	1.62%, 01/15/2054(e)	81,713
	Series 2023-B39 Class XA
2,330,943	0.72%, 07/15/2056(e)	92,742
	Series 2023-B40 Class XA
969,534	1.43%, 12/15/2056(e)	63,603
148,814	BINOM Securitization Trust(a)(e) Series 2021-INV1 Class A1 2.03%, 06/25/2056	128,926
475,000	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 6.67%, 03/15/2041 1-Mo. SOFR + 1.34%	471,437
556,000	BMO Mortgage Trust Series 2024-C9 Class A5 5.76%, 07/15/2057	572,678
	BRAVO Residential Funding Trust(a)
	Series 2021-NQM2 Class A1
59,404	0.97%, 03/25/2060(e)	55,501
	Series 2024-NQM1 Class A1
689,975	5.94%, 12/01/2063(c)	688,535
55,872	Bunker Hill Loan Depository Trust(a)(e) Series 2020-1 Class A1 1.72%, 02/25/2055	53,560
	BX Trust(a)(b)
	Series 2021-ARIA Class A
550,000	6.34%, 10/15/2036 1-Mo. SOFR + 1.01%	543,125
	Series 2024-BIO Class A
775,000	6.97%, 02/15/2041 1-Mo. SOFR + 1.64%	772,092
	Series 2024-PAT Class A
300,000	7.42%, 03/15/2041 1-Mo. SOFR + 2.09%	299,625
	Series 2024-XL4 Class A
295,487	6.77%, 02/15/2039 1-Mo. SOFR + 1.44%	294,471
	Series 2024-XL5 Class A
431,542	6.72%, 03/15/2041 1-Mo. SOFR + 1.39%	429,115
100,000	CAMB Commercial Mortgage Trust(a)(b) Series 2019-LIFE Class C 7.08%, 12/15/2037 1-Mo. SOFR + 1.75%	99,844

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 151,589	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	$ 147,182
	CF Hippolyta Issuer LLC(a)
	Series 2020-1 Class A1
108,654	1.69%, 07/15/2060	102,962
	Series 2020-1 Class A2
87,315	1.99%, 07/15/2060	75,828
	Series 2021-1A Class A1
94,245	1.53%, 03/15/2061	86,324
	Series 2022-1A Class A1
97,713	5.97%, 08/15/2062	96,223
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	240,984
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	390,348
18,386	Citigroup Mortgage Loan Trust(a)(e) Series 2018-RP1 Class A1 3.00%, 09/25/2064	17,750
	COLT Mortgage Loan Trust(a)(e)
	Series 2020-2R Class A1
91,201	1.33%, 10/26/2065	81,350
	Series 2021-2 Class A1
537,865	0.92%, 08/25/2066	434,681
	Series 2021-3 Class A1
379,092	0.96%, 09/27/2066	303,634
	Series 2021-HX1 Class A1
478,379	1.11%, 10/25/2066	395,359
	Series 2022-4 Class A1
80,251	4.30%, 03/25/2067	77,774
	COMM Mortgage Trust(a)
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046	120,853
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	90,655
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	106,149
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
29,182	3.25%, 04/25/2047(e)	25,806
	Series 2018-RPL9 Class A
113,713	3.85%, 09/25/2057(e)	107,044
	Series 2020-NET Class A
88,111	2.26%, 08/15/2037	83,341
	Series 2020-NQM1 Class A1
127,258	1.21%, 05/25/2065(c)	115,924
	Series 2020-RPL4 Class A1
268,240	2.00%, 01/25/2060(e)	233,858
	Series 2021-NQM2 Class A1
248,201	1.18%, 02/25/2066(e)	214,295
	Series 2021-NQM5 Class A1
185,248	0.94%, 05/25/2066(e)	149,057
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-NQM6 Class A1
$ 454,783	1.17%, 07/25/2066(e)	$ 374,535
	Series 2021-NQM8 Class A1
241,459	1.84%, 10/25/2066(e)	209,311
	Series 2021-RPL4 Class A1
255,169	4.05%, 12/27/2060(e)	250,199
	Series 2022-NQM1 Class A1
571,854	2.27%, 11/25/2066(e)	501,800
100,522	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	98,490
11,238,129	DBGS Mortgage Trust(e) Series 2018-C1 Class XA 0.32%, 10/15/2051	76,329
390,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.93%, 04/13/2028	384,627
479,073	Deutsche Bank Commercial Mortgage Trust(e) Series 2020-C9 Class XA 1.82%, 09/15/2053	24,257
	Ellington Financial Mortgage Trust(a)(e)
	Series 2020-2 Class A1
38,538	1.18%, 10/25/2065	34,508
	Series 2021-1 Class A1
29,479	0.80%, 02/25/2066	24,761
	Series 2021-2 Class A1
167,173	0.93%, 06/25/2066	136,347
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
25,399	1.56%, 04/25/2065(c)	23,544
	Series 2021-NQM1 Class A1
144,080	0.87%, 01/25/2066(e)	121,594
	Series 2021-NQM4 Class A1
321,433	1.09%, 08/25/2066(e)	260,130
	Series 2021-NQM7 Class A1
163,064	1.92%, 08/25/2066(e)	147,217
	GS Mortgage Securities Trust(e)
	Series 2020-GC45 Class XA
2,004,580	0.77%, 02/13/2053	53,993
	Series 2024-70P Class A
625,000	5.49%, 03/10/2041(a)	611,100
150,000	HTL Commercial Mortgage Trust(a)(e) Series 2024-T53 Class A 6.07%, 05/10/2039	149,720
	Imperial Fund Mortgage Trust(a)
	Series 2021-NQM2 Class A1
178,793	1.07%, 09/25/2056(e)	145,819
	Series 2022-NQM2 Class A1
536,933	3.64%, 03/25/2067(c)	493,149
	JPMorgan Chase Commercial Mortgage Securities Trust(a)
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037	105,936

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-OPO Class A
$ 400,000	3.02%, 01/05/2039	$ 357,232
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	251,224
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	515,477
	Series 2016-C4 Class ASB
155,129	2.99%, 12/15/2049	150,157
	JPMorgan Mortgage Trust(a)(e)
	Series 2022-DSC1 Class A3
312,475	4.75%, 01/25/2063	294,453
	Series 2023-DSC1 Class A1
584,776	4.63%, 07/25/2063	557,583
	Series 2024-1 Class A2
736,280	6.00%, 06/25/2054	731,074
	Series 2024-4 Class A5A
250,000	6.00%, 10/25/2054	245,909
	Legacy Mortgage Asset Trust(a)(c)
	Series 2021-GS2 Class A1
245,443	4.75%, 04/25/2061	240,913
	Series 2021-GS4 Class A1
87,562	1.65%, 11/25/2060	85,307
	MetLife Securitization Trust(a)(e)
	Series 2017-1A Class A
20,428	3.00%, 04/25/2055	19,097
	Series 2018-1A Class A
51,844	3.75%, 03/25/2057	48,765
345,000	MF1 Ltd(a)(b) Series 2022-FL8 Class AS 7.09%, 02/19/2037 1-Mo. SOFR + 1.75%	338,100
	MFA Trust(a)(e)
	Series 2020-NQM3 Class A1
19,442	1.01%, 01/26/2065	17,719
	Series 2021-NQM1 Class A1
172,976	1.15%, 04/25/2065	158,773
	Series 2021-NQM2 Class A1
130,516	1.03%, 11/25/2064	112,346
	Mill City Mortgage Loan Trust(a)(e)
	Series 2017-3 Class A1
19,423	2.75%, 01/25/2061	19,159
	Series 2018-1 Class A1
47,049	3.25%, 05/25/2062	45,991
	Series 2018-2 Class A1
18,996	3.50%, 05/25/2058	18,714
	Series 2019-GS1 Class A1
185,253	2.75%, 07/25/2059	176,823
346,250	MSWF Commercial Mortgage Trust(e) Series 2023-2 Class XA 1.14%, 12/15/2056	22,271
445,000	New Economy Assets Phase 1 Sponsor LLC(a) Series 2021-1 Class A1 1.91%, 10/20/2061	396,485
Principal Amount		Fair Value
Non-Agency — (continued)
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
$ 18,477	3.75%, 05/28/2052(e)	$ 17,199
	Series 2017-4A Class A1
31,487	4.00%, 05/25/2057(e)	29,573
	Series 2017-5A Class A1
28,205	6.96%, 06/25/2057(b) 1-Mo. SOFR + 1.61%	28,379
	Series 2018-1A Class A1A
279,722	4.00%, 12/25/2057(e)	263,765
	Series 2019-3A Class A1A
102,147	3.75%, 11/25/2058(e)	95,213
	Series 2019-5A Class A1B
96,860	3.50%, 08/25/2059(e)	89,207
	Series 2019-NQM4 Class A1
20,254	2.49%, 09/25/2059(e)	18,823
	Series 2020-1A Class A1B
66,272	3.50%, 10/25/2059(e)	60,819
	Series 2021-NQ1R Class A1
109,132	0.94%, 07/25/2055(e)	96,232
	Series 2021-NQ2R Class A1
137,218	0.94%, 10/25/2058(e)	125,721
255,000	NJ Trust(a)(e) Series 2023-GSP Class A 6.70%, 01/06/2029	262,861
711,805	NMLT Trust(a)(e) Series 2021-INV1 Class A1 1.19%, 05/25/2056	594,545
350,000	One New York Plaza Trust(a)(b) Series 2020-1NYP Class A 6.39%, 01/15/2036 1-Mo. SOFR + 1.06%	340,525
	Onslow Bay Financial LLC(a)
	Series 2021-NQM1 Class A1
224,394	1.07%, 02/25/2066(e)	192,706
	Series 2021-NQM3 Class A1
230,276	1.05%, 07/25/2061(e)	180,012
	Series 2022-NQM1 Class A1
457,619	2.31%, 11/25/2061(e)	396,769
	Series 2024-NQM1 Class A1
737,428	5.93%, 11/25/2063(c)	737,839
	Series 2024-NQM2 Class A1
1,218,076	5.88%, 12/25/2063(c)	1,215,967
	Series 2024-NQM6 Class A1
684,808	6.45%, 02/25/2064(c)	689,465
156,272	Pretium Mortgage Credit Partners LLC(a)(c) Series 2021-RN2 Class A1 1.74%, 07/25/2051	152,205
	PRP Advisors LLC(a)(c)
	Series 2020-6 Class A1
52,359	5.36%, 11/25/2025	52,240
	Series 2021-3 Class A1
244,101	4.87%, 04/25/2026	241,052
	Series 2021-4 Class A1
444,275	4.87%, 04/25/2026	443,197
	Series 2021-6 Class A1
185,729	1.79%, 07/25/2026	182,292

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-7 Class A1
$ 309,103	1.87%, 08/25/2026	$ 302,136
	Series 2021-9 Class A1
400,549	2.36%, 10/25/2026	394,203
	Series 2021-RPL1 Class A1
83,671	1.32%, 07/25/2051	74,951
53,910	Residential Mortgage Loan Trust(a)(e) Series 2021-1R Class A1 0.86%, 01/25/2065	50,087
455,000	Retained Vantage Data Centers Issuer LLC(a) Series 2023-1A Class A2A 5.00%, 09/15/2048	438,358
75,000	Sabey Data Center Issuer LLC(a) Series 2024-1 Class A2 6.00%, 04/20/2049	74,782
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	443,299
	Stack Infrastructure Issuer LLC(a)
	Series 2023-2A Class A2
260,000	5.90%, 07/25/2048	258,029
	Series 2024-1A Class A2
150,000	5.90%, 03/25/2049	151,139
	Starwood Mortgage Residential Trust(a)(e)
	Series 2020-3 Class A1
20,571	1.49%, 04/25/2065	19,577
	Series 2021-1 Class A1
167,517	1.22%, 05/25/2065	149,142
	Series 2021-2 Class A1
117,535	0.94%, 05/25/2065	107,026
	Series 2021-6 Class A1
364,433	1.92%, 11/25/2066	310,386
141,624	Toorak Mortgage Corp(a)(e) Series 2021-INV1 Class A1 1.15%, 07/25/2056	121,695
	Towd Point Mortgage Trust(a)(e)
	Series 2018-1 Class A1
11,748	3.00%, 01/25/2058	11,419
	Series 2018-2 Class A1
57,316	3.25%, 03/25/2058	55,621
	Series 2018-3 Class A1
63,946	3.75%, 05/25/2058	61,766
	Series 2018-5 Class A1A
120,092	3.25%, 07/25/2058	116,692
	Series 2019-1 Class A1
269,452	3.75%, 03/25/2058	256,484
	Series 2020-1 Class A2A
190,000	3.10%, 01/25/2060	165,639
	Series 2021-R1 Class A1
1,139,311	2.92%, 11/30/2060	980,261
980,000	TYSN Mortgage Trust(a)(e) Series 2023-CRNR Class A 6.80%, 12/10/2033	1,011,914
Principal Amount		Fair Value
Non-Agency — (continued)
	VCAT LLC(a)(c)
	Series 2021-NPL2 Class A1
$ 41,998	5.12%, 03/27/2051	$ 41,607
	Series 2021-NPL4 Class A1
215,035	1.87%, 08/25/2051	213,095
	Series 2021-NPL5 Class A1
316,942	1.87%, 08/25/2051	311,946
	Series 2021-NPL6 Class A1
426,976	1.92%, 09/25/2051	417,808
284,266	Vericrest Opportunity Loan Transferee(a)(c) Series 2021-NP11 Class A1 1.87%, 08/25/2051	277,458
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
41,894	3.69%, 11/25/2059(e)	40,679
	Series 2020-4 Class A1
40,396	1.50%, 05/25/2065(c)	38,311
	Series 2020-5 Class A1
71,005	1.22%, 05/25/2065(c)	66,616
	Series 2021-2 Class A1
179,284	1.03%, 02/25/2066(e)	155,277
	Series 2021-4 Class A1
159,340	0.94%, 07/25/2066(e)	128,974
	Series 2021-5 Class A1
623,529	1.01%, 09/25/2066(e)	518,499
	Series 2021-8 Class A1
250,914	1.82%, 11/25/2066(e)	219,845
	Series 2021-R2 Class A1
102,325	0.92%, 02/25/2064(e)	89,959
212,034	VOLT CIII LLC(a)(c) Series 2021-CF1 Class A1 1.99%, 08/25/2051	205,883
167,797	VOLT XCIII LLC(a)(c) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	165,315
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	139,077
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	317,648
		45,873,893
U.S. Government Agency — 31.07%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R01 Class 1M2
126,684	6.89%, 10/25/2041 1-Mo. SOFR + 1.55%	127,244
	Series 2021-R03 Class 1M2
121,000	6.99%, 12/25/2041 1-Mo. SOFR + 1.65%	121,831
	Series 2023-R03 Class 2M2
110,000	9.24%, 04/25/2043 1-Mo. SOFR + 3.90%	117,760
	Series 2023-R06 Class 1M2
80,000	8.04%, 07/25/2043 1-Mo. SOFR + 2.70%	83,588

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2023-R08 Class 1M2
$ 215,000	7.84%, 10/25/2043 1-Mo. SOFR + 2.50%	$ 221,592
	Series 2024-R01 Class 1M2
175,000	7.14%, 01/25/2044 1-Mo. SOFR + 1.80%	177,332
	Series 2024-R02 Class 1M2
657,000	7.14%, 02/25/2044 1-Mo. SOFR + 1.80%	663,238
	Series 2024-R03 Class 2M2
200,000	7.29%, 03/25/2044 1-Mo. SOFR + 1.95%	200,957
	Federal Home Loan Mortgage Corp
105,668	3.00%, 09/01/2027	102,339
2,103	6.00%, 11/01/2033	2,156
7,046	6.00%, 04/01/2035	7,108
6,220	4.50%, 05/01/2035	6,022
21,350	5.50%, 08/01/2035	21,386
11,772	4.50%, 11/01/2035	11,393
2,753	6.50%, 02/01/2036	2,834
5,341	4.50%, 03/01/2036	5,168
6,421	6.00%, 03/01/2036	6,563
12,167	5.50%, 06/01/2036	12,212
10,689	5.50%, 08/01/2036	10,691
883	6.00%, 08/01/2037	892
7,240	7.00%, 08/01/2037	7,446
35,568	5.00%, 04/01/2038	35,193
73,517	5.50%, 05/01/2038	73,786
48,563	4.50%, 03/01/2039	47,173
50,200	4.50%, 05/01/2039	48,826
54,481	4.00%, 09/01/2040	51,414
139,371	5.00%, 09/01/2040	137,817
15,120	4.00%, 09/01/2043	14,098
128,966	4.50%, 04/01/2044	124,796
311,758	4.50%, 12/01/2044	301,284
810,748	3.00%, 02/01/2049	711,058
45,682	3.50%, 07/01/2049	41,072
1,174,550	4.00%, 03/01/2050	1,090,185
1,964,050	4.50%, 03/01/2050	1,878,371
368,384	3.50%, 05/01/2050	329,629
109,284	2.50%, 11/01/2050	90,941
923,300	4.50%, 11/01/2050	873,614
902,567	2.50%, 02/01/2051	743,563
1,393,582	2.00%, 03/01/2051	1,100,007
2,487,231	2.00%, 05/01/2051	1,958,962
2,557,145	2.50%, 05/01/2051	2,113,617
2,901,939	2.50%, 08/01/2051	2,412,007
30,870	2.00%, 09/01/2051	24,254
791,215	2.50%, 09/01/2051	654,141
912,166	2.00%, 11/01/2051	715,757
3,171,454	2.00%, 01/01/2052	2,482,798
516,756	2.00%, 02/01/2052	404,243
30,478	2.00%, 03/01/2052	23,908
1,016,245	2.00%, 04/01/2052	795,983
814,890	4.50%, 04/01/2052	769,113
1,221,699	2.00%, 06/01/2052	959,904
2,635,050	3.00%, 08/01/2052	2,280,589
741,740	4.50%, 08/01/2052	699,355
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,851,309	5.00%, 09/01/2052	$ 1,793,018
336,776	6.00%, 11/01/2052	342,251
898,383	6.00%, 01/01/2053	913,056
1,874,665	4.50%, 05/01/2053	1,789,213
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	181,004
	Series K104 Class X1
981,319	1.24%, 01/25/2030(e)	48,909
	Series K111 Class X1
571,966	1.68%, 05/25/2030(e)	42,212
	Series K112 Class X1
1,121,115	1.54%, 05/25/2030(e)	76,500
	Series K114 Class X1
1,458,857	1.21%, 06/25/2030(e)	78,542
	Series K122 Class X1
444,819	0.97%, 11/25/2030(e)	19,347
	Series K-152 Class A2
500,000	3.78%, 11/25/2032(e)	464,874
	Series K-161 Class A2
500,000	4.90%, 10/25/2033	502,620
	Series K510 Class A2
175,000	5.07%, 10/25/2028(e)	176,105
	Series KF153 Class AS
276,126	6.00%, 02/25/2033(b) 1-Mo. SOFR + 0.68%	276,602
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
16,251	3.00%, 05/15/2041	15,181
	Series 4097 Class KA
37,012	2.00%, 09/15/2031	35,806
	Series 4142 Class PT
31,184	1.25%, 12/15/2027	29,547
	Series 4146 Class AB
26,220	1.13%, 12/15/2027	24,868
	Series 4216 Class KQ
7,541	1.70%, 10/15/2039	7,478
	Series 4961 Class JB
127,066	2.50%, 12/15/2042	113,237
	Series 5170 Class DP
385,702	2.00%, 07/25/2050	325,791
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
53,306	6.99%, 01/25/2034 1-Mo. SOFR + 1.65%	53,653
	Series 2022-DNA2 Class M2
395,000	9.09%, 02/25/2042 1-Mo. SOFR + 3.75%	414,747
	Series 2022-DNA4 Class M1B
250,000	8.69%, 05/25/2042 1-Mo. SOFR + 3.35%	262,460

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-DNA7 Class M1B
$ 115,000	10.34%, 03/25/2052 1-Mo. SOFR + 5.00%	$ 126,792
	Series 2022-HQA1 Class M1B
167,000	8.84%, 03/25/2042 1-Mo. SOFR + 3.50%	175,503
	Series 2022-HQA3 Class M1B
110,000	8.89%, 08/25/2042 1-Mo. SOFR + 3.55%	116,150
	Series 2023-HQA3 Class A1
97,260	7.19%, 11/25/2043 1-Mo. SOFR + 1.85%	98,581
	Series 2024-HQA1 Class A1
783,047	6.59%, 03/25/2044 1-Mo. SOFR + 1.25%	785,357
	Series 2024-HQA1 Class M1
526,260	6.59%, 03/25/2044 1-Mo. SOFR + 1.25%	528,069
	Series 2024-HQA1 Class M2
200,000	7.34%, 03/25/2044 1-Mo. SOFR + 2.00%	201,003
	Federal National Mortgage Association
64,461	4.00%, 07/01/2026	63,329
245,186	3.50%, 01/01/2031	235,578
4,535	4.50%, 08/01/2035	4,390
2,737	6.00%, 02/01/2036	2,774
18,622	5.50%, 03/01/2036	18,690
22,622	6.00%, 03/01/2037	23,132
38,780	6.00%, 08/01/2037	39,654
10,858	6.50%, 08/01/2037	11,122
20,985	2.00%, 07/01/2041	17,649
124,520	4.00%, 10/01/2041	117,485
454,168	3.50%, 08/01/2043	417,817
245,900	4.00%, 01/01/2045	230,283
146,661	3.50%, 08/01/2045	132,933
779,171	4.00%, 08/01/2045	729,987
319,571	4.00%, 10/01/2046	299,102
335,101	3.50%, 01/01/2047	303,312
848,525	4.50%, 11/01/2047	815,113
23,608	4.50%, 01/01/2048	22,579
346,074	4.50%, 04/01/2048	331,773
142,058	4.00%, 02/01/2049	131,739
435,348	3.50%, 07/01/2049	392,224
424,521	4.50%, 07/01/2049	405,008
311,010	3.50%, 08/01/2049	279,229
777,697	3.00%, 12/01/2049	671,425
1,652,443	3.00%, 04/01/2050	1,425,563
468,818	3.50%, 05/01/2050	419,471
724,018	2.50%, 06/01/2050	602,533
215,832	2.50%, 07/01/2050	177,878
850,468	2.50%, 09/01/2050	709,815
2,774,725	2.00%, 10/01/2050	2,190,318
1,850,172	2.00%, 11/01/2050	1,460,687
943,075	2.50%, 01/01/2051	774,770
46,609	2.50%, 02/01/2051	38,789
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 72,130	2.50%, 03/01/2051	$ 60,164
217,329	2.00%, 04/01/2051	170,859
951,317	2.00%, 05/01/2051	748,146
10,930,579	2.50%, 06/01/2051	8,980,019
1,098,708	3.00%, 07/01/2051	939,895
89,987	2.50%, 09/01/2051	74,939
939,730	2.00%, 10/01/2051	737,407
356,365	2.50%, 10/01/2051	296,379
374,698	2.50%, 11/01/2051	311,833
1,321,615	2.00%, 01/01/2052	1,039,766
1,859,621	2.00%, 02/01/2052	1,459,983
4,367,975	2.00%, 04/01/2052	3,424,041
4,435,074	2.50%, 04/01/2052	3,623,008
4,041,911	2.00%, 06/01/2052	3,168,226
1,173,003	3.00%, 06/01/2052	1,002,039
64,332	2.00%, 07/01/2052	50,423
1,823,057	5.00%, 09/01/2052	1,765,670
886,550	5.50%, 09/01/2052	884,019
1,362,338	4.50%, 12/01/2052	1,286,202
855,394	5.50%, 04/01/2053	846,153
3,060,984	5.50%, 06/01/2053	3,023,409
2,979,040	6.00%, 12/01/2053	2,988,226
5,966,091	6.50%, 01/01/2054	6,081,583
	Federal National Mortgage Association Alternative Credit Enhancement Securities(e)
	Series 2019-M21 Class X3
1,875,089	1.27%, 06/25/2034	124,088
	Series 2020-M2 Class X
4,665,323	0.39%, 01/25/2030	50,208
49,505	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	44,697
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
27,956	1.50%, 09/25/2027	26,620
	Series 2012-18 Class GA
25,617	2.00%, 12/25/2041	23,140
	Series 2012-21 Class PQ
14,327	2.00%, 09/25/2041	13,183
	Series 2012-52 Class PA
23,261	3.50%, 05/25/2042	21,866
	Series 2013-16 Class A
19,535	1.75%, 01/25/2040	19,026
	Series 2013-77 Class BP
20,231	1.70%, 06/25/2043	19,665
	Series 2013-9 Class PT
27,915	1.25%, 02/25/2028	26,380
	Series 2015-48 Class QB
18,278	3.00%, 02/25/2043	17,521
	Series 2015-5 Class EP
71,246	2.00%, 06/25/2043	66,165
	Series 2016-11 Class GA
37,978	2.50%, 03/25/2046	34,311

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2016-38 Class NA
$ 18,950	3.00%, 01/25/2046	$ 17,143
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	243,809
	Series 2017-26 Class CG
18,217	3.50%, 07/25/2044	17,818
	Series 2017-34 Class JK
13,641	3.00%, 05/25/2047	13,033
	Series 2017-35 Class AH
24,288	3.50%, 04/25/2053	23,717
	Series 2017-49 Class JA
25,396	4.00%, 07/25/2053	24,875
	Series 2017-84 Class KA
29,062	3.50%, 04/25/2053	28,040
	Series 2018-23 Class LA
36,367	3.50%, 04/25/2048	33,548
	Series 2018-70 Class HA
37,630	3.50%, 10/25/2056	36,054
	Series 2019-12 Class HA
65,611	3.50%, 11/25/2057	61,335
	Series 2019-14 Class CA
64,681	3.50%, 04/25/2049	60,643
	Series 2019-21 Class BD
62,549	3.00%, 09/25/2057	56,610
	Series 2019-45 Class PT
59,971	3.00%, 08/25/2049	52,991
	Series 2020-1 Class AC
235,917	3.50%, 08/25/2058	216,694
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	637,114
560,000	FREMF Mortgage Trust(a)(e) Series 2015-K45 Class B 3.72%, 04/25/2048	551,261
	Government National Mortgage Association
3,250,000	3.50%, TBA	2,917,891
2,800,000	4.00%, TBA	2,587,266
3,500,000	5.00%, TBA	3,407,796
146,452	4.00%, 02/20/2045	138,913
31,889	3.00%, 12/20/2045	28,276
74,514	4.50%, 01/20/2046	72,130
126,981	4.50%, 06/20/2048	122,349
128,809	4.50%, 07/20/2048	124,097
136,159	4.50%, 09/20/2048	131,158
137,034	4.50%, 10/20/2048	131,993
114,569	4.50%, 01/20/2049	110,338
129,225	4.50%, 02/20/2049	124,446
282,182	3.50%, 12/20/2049	255,466
269,077	3.50%, 01/20/2050	243,605
1,322,718	3.00%, 03/20/2050	1,157,169
602,853	3.50%, 10/20/2050	547,276
1,719,813	2.00%, 12/20/2050	1,393,461
2,827,820	2.50%, 03/20/2051	2,381,014
75,036	3.00%, 03/20/2051	65,646
67,071	3.00%, 06/20/2051	58,522
2,974,435	2.50%, 08/20/2051	2,500,818
216,846	2.50%, 09/20/2051	180,395
2,810,134	3.00%, 10/20/2051	2,450,209
537,518	2.50%, 11/20/2051	448,494
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,983,600	2.00%, 12/20/2051	$ 1,605,519
307,269	2.50%, 12/20/2051	255,436
992,086	3.00%, 05/20/2052	864,311
2,325,163	4.50%, 09/20/2052	2,213,753
992,244	4.50%, 11/20/2052	944,446
896,924	3.50%, 02/20/2053	809,234
11,978,439	5.50%, 05/20/2054	11,889,573
	Series 2013-37 Class LG
22,784	2.00%, 01/20/2042	21,680
	Series 2021-135 Class A
1,598,743	2.00%, 08/20/2051	1,279,789
60,939	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	54,331
	Uniform Mortgage-Backed Security(f)
600,000	2.00%, TBA	527,156
5,852,000	2.50%, TBA	4,777,838
1,800,000	3.00%, TBA	1,665,018
3,356,000	4.50%, TBA	3,163,685
2,700,000	5.00%, TBA	2,609,297
5,560,000	5.50%, TBA	5,483,333
		154,678,908
TOTAL MORTGAGE-BACKED SECURITIES — 40.28% (Cost $210,615,308)		$200,552,801
MUNICIPAL BONDS AND NOTES
65,000	Chicago Transit Authority Sales Tax Receipts Fund Series B 3.91%, 12/01/2040	55,015
207,719	Commonwealth of Massachusetts Series B 4.11%, 07/15/2031	203,984
	County of Riverside California
420,000	2.96%,02/15/2027	397,410
420,000	3.07%,02/15/2028	392,986
50,000	Dallas Fort Worth International Airport Series A 4.51%, 11/01/2051	44,378
200,000	District of Columbia 3.43%, 04/01/2042	161,214
	Marshall University Series B
100,000	3.13%,05/01/2028	93,961
100,000	3.38%,05/01/2031	91,047
115,000	Metropolitan Transportation Authority Series C1 4.75%, 11/15/2045	118,010
20,000	Metropolitan Transportation Authority Series C2 5.18%, 11/15/2049	18,039
50,000	New York State Thruway Authority Series M 2.90%, 01/01/2035	42,074
320,000	New York Transportation Development Corp 4.25%, 09/01/2035	306,526

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 355,000	Philadelphia Authority for Industrial Development Series C 6.55%, 10/15/2028	$ 378,850
80,000	Regents of The University of California Medical Center Pooled Revenue Series H 6.55%, 05/15/2048	87,811
	State Board of Administration Finance Corp Series A
395,000	1.26%,07/01/2025	379,109
575,000	2.15%,07/01/2030	487,201
	State of California
130,000	7.55%,04/01/2039	154,533
85,000	7.30%,10/01/2039	97,243
15,000	7.63%,03/01/2040	17,786
295,000	State of Connecticut Special Tax Revenue Series B 5.46%, 11/01/2030	295,976
TOTAL MUNICIPAL BONDS AND NOTES — 0.77% (Cost $4,242,093)		$3,823,153
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,855,256
760,000	2.85%, 03/28/2034	652,352
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	512,856
600,000	4.75%, 12/10/2032	604,808
2,076,000	Federal National Mortgage Association 0.88%, 08/05/2030	1,681,846
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.07% (Cost $5,933,606)		$5,307,118
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
4,998,440(g)	1.75%, 01/15/2034	4,850,356
13,633(g)	0.63%, 02/15/2043	10,235
329,486(g)	1.38%, 02/15/2044	282,359
592,295(g)	0.75%, 02/15/2045	443,576
1,932,289(g)	0.25%, 02/15/2050	1,179,294
270,218(g)	0.13%, 02/15/2052	153,385
748,631(g)	1.50%, 02/15/2053	628,839
173,613(g)	2.13%, 02/15/2054	168,767
	United States Treasury Note/Bond
5,315,000	1.38%, 08/31/2026(h)(i)	4,955,199
265,000	1.13%, 02/28/2027	242,309
6,585,000	4.25%, 03/15/2027	6,532,268
430,000	0.38%, 09/30/2027	376,989
125,000	0.50%, 10/31/2027	109,722
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,170,000	4.25%, 06/30/2029	$ 2,161,015
2,130,000	1.25%, 08/15/2031	1,728,628
3,695,000	1.38%, 11/15/2031	3,005,652
3,620,000	2.75%, 08/15/2032	3,221,376
1,870,000	4.00%, 11/15/2042	1,723,322
2,375,000	3.13%, 02/15/2043	1,923,193
1,200,000	3.88%, 05/15/2043	1,082,719
5,590,000	3.63%, 02/15/2044	4,841,901
610,000	3.13%, 08/15/2044	487,500
3,850,000	2.50%, 02/15/2045	2,746,283
4,140,000	3.00%, 11/15/2045	3,205,589
4,515,000	2.50%, 02/15/2046	3,181,311
260,000	2.50%, 05/15/2046	182,711
1,620,000	2.25%, 08/15/2046	1,079,895
1,500,000	2.88%, 11/15/2046	1,125,820
1,500,000	3.00%, 02/15/2047	1,149,609
8,546,000	3.00%, 05/15/2047	6,537,023
1,170,000	3.00%, 02/15/2048	890,251
300,000	3.13%, 05/15/2048	233,297
685,000	3.38%, 11/15/2048	556,322
910,000	2.38%, 11/15/2049	604,226
5,100,000	1.25%, 05/15/2050	2,527,687
2,730,000	1.63%, 11/15/2050	1,494,675
1,365,000	2.25%, 02/15/2052	869,548
870,000	2.88%, 05/15/2052	637,649
3,485,000	3.00%, 08/15/2052	2,621,782
3,711,400	4.00%, 11/15/2052	3,381,143
2,995,000	3.63%, 05/15/2053	2,548,675
TOTAL U.S. TREASURY BONDS AND NOTES — 15.20% (Cost $90,205,853)		$75,682,100
Shares
COMMON STOCK
Consumer, Cyclical — 0.00%(j)
761	Superior Energy Services LLC(k)	23,972
TOTAL COMMON STOCK — 0.00%(j) (Cost $50,000)		$23,972
GOVERNMENT MONEY MARKET MUTUAL FUNDS
6,568,726	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 5.26%(m)	6,568,726
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.32% (Cost $6,568,726)		$6,568,726

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 5.02%
	U.S. Treasury Bills(n)
$ 2,440,000	5.32%, 07/02/2024	$ 2,438,920
3,120,000	5.31%, 07/11/2024	3,114,492
4,210,000	5.31%, 07/16/2024(d)	4,199,468
8,590,000	5.31%, 07/30/2024	8,551,956
4,950,000	5.29%, 08/20/2024	4,912,471
1,795,000	5.30%, 08/29/2024	1,779,029
TOTAL SHORT TERM INVESTMENTS — 5.02% (Cost $24,996,336)		$24,996,336
TOTAL INVESTMENTS — 105.29% (Cost $559,867,544)		$524,170,096
OTHER ASSETS & LIABILITIES, NET — (5.29)%		$(26,326,762)
TOTAL NET ASSETS — 100.00%		$497,843,334
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 28, 2024.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 28, 2024. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of June 28, 2024.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	Principal amount of the security is adjusted for inflation.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(i)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(j)	Represents less than 0.005% of net assets.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of June 28, 2024.
(n)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	159	USD	17,488	Sep 2024	$94,309
U.S. 10 Year Treasury Ultra Futures	33	USD	3,747	Sep 2024	39,112
U.S. 2 Year Treasury Note Futures	126	USD	25,732	Sep 2024	39,955
U.S. 5 Year Treasury Note Futures	224	USD	23,874	Sep 2024	159,096
U.S. Long Bond Futures	44	USD	5,206	Sep 2024	(48,598)
U.S. Ultra Bond Futures	51	USD	6,393	Sep 2024	3,299
Short
Euro-Bund Futures	1	EUR	132	Sep 2024	(1,310)
U.S. Long Bond Futures	12	USD	1,420	Sep 2024	(15,844)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. Ultra Bond Futures	56	USD	7,019	Sep 2024	$(91,612)
				Net Appreciation	$178,407
As of June 28, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized (Depreciation)
AZB	EUR	171,602	USD	185,632	07/30/2024	$(1,568)
					Net Depreciation	$(1,568)
As of June 28, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
Nordstrom Inc 6.95%, 03/15/2028	USD	275	$786	$(851)	1.00%	12/20/2024	$1,638	0.40%	Quarterly	-
Sell Credit Protection
CDX.NA.IG.42.V1(c)	USD	10,945	225,153	225,033	3.00	06/20/2029	120	0.54	Quarterly	-
						Net Appreciation	$1,758
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
As of June 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annual	3.50%	Annual	USD	470	04/19/2025	$(3,753)
5.25%	Annual	1-day SONIA	Annual	GBP	1,500	03/20/2026	1,488
1-day SOFR	Annual	4.22%	Annual	USD	1,590	04/11/2026	(8,479)
1-day SOFR	Annual	4.43%	Annual	USD	2,830	04/16/2026	1,527
6-mo. EURIBOR	Semi Annual	2.98%	Annual	EUR	5,210	04/24/2026	(5,125)
1-day SOFR	Annual	4.17%	Annual	USD	1,660	05/20/2026	986
3.75%	Quarterly	3-mo. AUD BBR BBSW	Quarterly	AUD	1,630	06/29/2026	(4,465)
3-mo. AUD BBR BBSW	Quarterly	3.75%	Quarterly	AUD	1,630	06/29/2026	9,393
4.73%	Annual	1-day SOFR	Annual	USD	7,770	06/30/2026	56,134
4.25%	Annual	6-mo. NIBOR	Semi Annual	NOK	95,660	09/18/2026	(12,774)
4.00%	Annual	1-day SONIA	Annual	GBP	4,940	09/18/2026	(7,551)
3.50%	Semi Annual	1-day CORRA	Semi Annual	CAD	5,380	09/18/2026	(7,076)
1-day EUROSTR	Annual	2.25%	Annual	EUR	1,070	09/18/2026	2,035
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annual	3.75%	Annual	USD	6,310	09/18/2026	$8,387
3.00	Annual	3-mo. SEK STIBOR	Quarterly	SEK	76,010	09/18/2026	15,086
3-mo. AUD BBR BBSW	Quarterly	4.00%	Quarterly	AUD	21,860	09/18/2026	95,223
6-mo. EURIBOR	Semi Annual	3.00%	Annual	EUR	1,050	09/26/2026	1,845
1-day SOFR	Annual	4.25%	Annual	GBP	2,060	09/26/2026	3,531
3-mo. AUD BBR BBSW	Quarterly	4.00%	Quarterly	AUD	1,640	09/26/2026	4,959
3.80%	Annual	1-day SOFR	Annual	USD	3,400	04/13/2028	23,208
2.50%	Annual	6-mo. EURIBOR	Semi Annual	EUR	5,820	05/14/2028	(18,338)
1-day SOFR	Annual	4.30%	Annual	USD	15,120	11/30/2028	(201,287)
3.75%	Annual	1-day SONIA	Annual	GBP	1,640	09/18/2029	(1,858)
4.50%	Semi Annual	3-mo. NZD BBR FRA	Quarterly	NZD	2,570	09/18/2029	4,966
1-day JPY TONA OIS	Annual	0.50%	Annual	JPY	2,042,100	09/18/2029	15,569
4.02%	Annual	1-day SOFR	Annual	USD	4,880	04/16/2030	46,131
2.71%	Annual	6-mo. EURIBOR	Semi Annual	EUR	4,040	04/24/2030	13,002
1-day SOFR	Annual	2.68%	Annual	USD	2,790	07/28/2032	113,175
3.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	1,920	11/10/2033	(7,320)
2.37%	Annual	1-day EUROSTR	Annual	EUR	3,760	01/19/2034	(91,625)
6-mo. EURIBOR	Semi Annual	2.53%	Annual	EUR	3,760	01/19/2034	84,181
3.79%	Annual	1-day SOFR	Annual	USD	2,750	05/21/2034	(1,553)
2.50%	Annual	6-mo. EURIBOR	Semi Annual	EUR	1,750	09/18/2034	(12,606)
1.25%	Annual	1-day SARON	Annual	CHF	190	09/18/2034	(7,548)
4.50%	Semi Annual	6-mo. AUD BBR BBSW	Semi Annual	AUD	150	09/18/2034	(321)
2.75%	Annual	3-mo. SEK STIBOR	Quarterly	SEK	6,420	09/18/2034	(13)
1-day SONIA	Annual	3.50%	Annual	GBP	70	09/18/2034	194
3.25%	Semi Annual	1-day CORRA	Semi Annual	CAD	540	09/18/2034	464
1-day SOFR	Annual	3.75%	Annual	USD	480	09/18/2034	1,625
3-mo. NZD BBR FRA	Quarterly	4.75%	Semi Annual	NZD	130	09/18/2034	2,086
6-mo. NIBOR	Semi Annual	3.75%	Annual	NOK	5,200	09/18/2034	2,756
1-day SOFR	Annual	3.99%	Annual	USD	2,690	04/16/2035	(50,040)
6-mo. EURIBOR	Semi Annual	2.74%	Annual	EUR	2,170	04/24/2035	(2,280)
3.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	2,240	05/15/2035	25,058
1-day SOFR	Annual	3.87%	Annual	USD	655	06/12/2035	(4,218)
1-day SOFR	Annual	3.88%	Annual	USD	220	06/12/2035	(1,504)
1-day SOFR	Annual	3.74%	Annual	USD	330	06/12/2035	1,264
1-day SOFR	Annual	3.66%	Annual	USD	485	06/12/2035	4,435
1-day SOFR	Annual	3.67%	Annual	USD	485	06/12/2035	4,597
1-day SOFR	Annual	3.65%	Annual	USD	510	06/12/2035	5,689
2.91%	Annual	1-day SOFR	Annual	USD	6,900	07/28/2037	(180,849)
2.15%	Annual	6-mo. EURIBOR	Semi Annual	EUR	1,960	08/09/2037	(3,895)
3.39%	Annual	1-day SOFR	Annual	USD	1,160	05/10/2038	(12,635)
3.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	2,140	01/25/2039	9,571
6-mo. EURIBOR	Semi Annual	1.45%	Annual	EUR	5,000	08/10/2042	39,897
6-mo. EURIBOR	Semi Annual	2.50%	Annual	EUR	5,110	01/25/2044	(10,679)
1-day SOFR	Annual	2.08%	Annual	USD	6,800	07/28/2047	103,712
1.05%	Annual	6-mo. EURIBOR	Semi Annual	EUR	2,930	08/11/2047	(15,281)
2.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	3,050	01/25/2049	(2,846)
1-day SOFR	Annual	2.88%	Annual	USD	440	03/15/2053	60,301
1-day SOFR	Annual	2.97%	Annual	USD	1,235	03/15/2053	164,143
1-day SOFR	Annual	2.56%	Annual	USD	1,120	05/11/2053	(1,243)
6-mo. EURIBOR	Semi Annual	2.00%	Annual	EUR	1,260	05/17/2053	15,014
1-day SOFR	Annual	3.25%	Annual	USD	365	06/21/2053	28,802
1-day SOFR	Annual	3.59%	Annual	USD	1,040	09/20/2053	23,039
6-mo. EURIBOR	Semi Annual	2.50%	Annual	EUR	1,030	11/10/2053	(12,634)
1-day SOFR	Annual	3.38%	Annual	USD	930	04/11/2054	(5,617)
1-day SOFR	Annual	3.34%	Annual	USD	1,570	05/20/2054	(804)
6-mo. EURIBOR	Semi Annual	2.50%	Annual	EUR	840	09/18/2054	4,044
						Net Appreciation	$301,300
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Abbreviations
AUD BBR BBSW	Australian Bank Bill is the interest rate banks charge each other for short-term loans.
AZB	Australia New Zealand Bank
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
EUROSTR	Euro short term rate
JPY TONA OIS	Tokyo Swap Rate
NIBOR	Norwegian Interbank Offered Rate is the interest rate level a bank requires for unsecured money market lending in NOK to another bank.
NZD BBR FRA	The rate for the New Zealand Dollar bills of exchange for a period of designated maturity.
SARON	Swiss Average Rate Overnight interest rate
SEK STIBOR	Swedish Krona Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.87%
500,000	AMSR Trust(b) Series 2019-SFR1 Class B 3.02%, 01/19/2039	$ 471,635
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2023-4A Class A
370,000	5.49%, 06/20/2029	370,686
	Series 2023-8A Class A
281,000	6.02%, 02/20/2030	287,864
545,000	Ballyrock Ltd(b)(c) Series 2023-24A Class A1 7.10%, 07/15/2036 3-mo. SOFR + 1.77%	546,475
135,489	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	127,882
339,205	CNH Capital Canada Receivables Trust(b) Series 2021-1A Class A2 CAD, 1.00%, 11/16/2026	241,444
115,278	CyrusOne Data Centers Issuer I LLC(b) Series 2023-1A Class B 5.45%, 04/20/2048	107,949
212,000	Ent Auto Receivables Trust(b) Series 2023-1A Class A3 6.24%, 01/16/2029	213,839
10,679	Exeter Automobile Receivables Trust Series 2021-2A Class C 0.98%, 06/15/2026	10,653
1,232,000	Ford Auto Securitization Trust II Asset-Backed Notes(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	910,198
550,000	Invesco US Ltd(b)(c) Series 2023-3A Class A 7.13%, 07/15/2036 3-mo. SOFR + 1.80%	553,216
395,787	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 6.54%, 01/17/2038 1-mo. SOFR + 1.21%	396,250
187,818	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	189,712
232,752	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	226,861
539,672	Octagon Ltd(b)(c) Series 2023-2A Class A 7.17%, 04/20/2036 3-mo. SOFR + 1.85%	543,326
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	910,395
175,974	Purewest Funding LLC(b) Series 2021-1 Class A1 4.09%, 12/22/2036	170,452
Principal Amount(a)		Fair Value
Non-Agency — (continued)
575,000	Regatta XXV Funding Ltd(b)(c) Series 2023-1A Class A 7.23%, 07/15/2036 3-mo. SOFR + 1.90%	$ 579,155
261,192	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	238,738
95,607	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	96,225
788,333	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	697,204
856,631	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	852,163
567,361	Tricon American Homes Trust(b) Series 2019-SFR1 Class A 2.75%, 03/17/2038	542,318
401,704	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	374,957
		9,659,597
U.S. Government Agency — 0.05%
277,211	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	261,792
TOTAL ASSET-BACKED SECURITIES — 1.92% (Cost $10,156,677)		$9,921,389
CORPORATE BONDS AND NOTES
Basic Materials — 0.49%
	Corp Nacional del Cobre de Chile(b)
540,000	5.95%, 01/08/2034	539,953
220,000	6.30%, 09/08/2053	218,015
200,000	Inversiones CMPC SA(b) 6.13%, 06/23/2033	203,542
900,000	Linde PLC EUR, 1.63%, 03/31/2035	796,515
500,000	Orano SA EUR, 5.38%, 05/15/2027	553,858
200,000	POSCO(b)(d) 5.75%, 01/17/2028	202,552
		2,514,435
Communications — 1.33%
572,000	AT&T Inc EUR, 3.95%, 04/30/2031	621,703

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
480,000	6.55%, 06/01/2034	$ 480,160
683,000	4.80%, 03/01/2050	501,040
1,060,000	3.90%, 06/01/2052	664,712
924,000	3.85%, 04/01/2061	539,540
314,000	NBN Co Ltd EUR, 4.38%, 03/15/2033	354,023
900,000	TDF Infrastructure SASU EUR, 5.63%, 07/21/2028	1,006,377
700,000	Telefonica Europe BV(e) EUR, 2.88%, Perpetual	708,638
1,881,000	Verizon Communications Inc EUR, 3.50%, 06/28/2032	1,993,890
		6,870,083
Consumer, Cyclical — 1.43%
	Alimentation Couche-Tard Inc(b)
1,096,000	EUR, 3.65%, 05/12/2031	1,163,127
1,033,000	EUR, 4.01%, 02/12/2036	1,090,553
640,000	Aptiv PLC / Aptiv Global Financing Ltd EUR, 4.25%, 06/11/2036	678,164
200,000	Ford Motor Credit Co LLC 7.12%, 11/07/2033	211,335
500,000	Kering SA EUR, 3.88%, 09/05/2035	536,971
392,000	LKQ Dutch Bond BV EUR, 4.13%, 03/13/2031	419,116
1,062,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	986,544
1,400,000	Robert Bosch GmbH EUR, 4.00%, 06/02/2035	1,527,250
120,000	Stellantis NV EUR, 4.25%, 06/16/2031	130,755
	Volkswagen International Finance NV(e)
100,000	EUR, 3.88%, Perpetual	103,213
100,000	EUR, 4.38%, Perpetual	98,537
100,000	EUR, 4.63%, Perpetual	104,954
317,000	Volkswagen Leasing GmbH EUR, 4.75%, 09/25/2031	356,181
		7,406,700
Consumer, Non-Cyclical — 6.15%
	ASTM SpA
800,000	EUR, 1.50%, 01/25/2030	751,305
600,000	EUR, 2.38%, 11/25/2033	543,111
	Autostrade per l'Italia SpA
1,556,000	EUR, 2.00%, 01/15/2030	1,492,127
350,000	EUR, 4.75%, 01/24/2031	383,476
1,309,000	EUR, 2.25%, 01/25/2032	1,211,828
349,000	EUR, 4.63%, 02/28/2036	366,271
600,000	Bayer AG EUR, 7.00%, 09/25/2083	662,814
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
1,632,000	Becton Dickinson & Co EUR, 3.83%, 06/07/2032	$ 1,755,952
732,000	Becton Dickinson Euro Finance SARL EUR, 4.03%, 06/07/2036	784,688
220,000	Bimbo Bakeries USA Inc(b) 5.38%, 01/09/2036	214,382
1,003,000	BNI Finance BV EUR, 3.88%, 12/01/2030	1,087,874
	Bristol-Myers Squibb Co
336,000	6.25%, 11/15/2053	360,880
354,000	6.40%, 11/15/2063	384,295
1,720,000	Carlsberg Breweries AS EUR, 4.25%, 10/05/2033	1,910,722
	CVS Health Corp
1,062,000	5.70%, 06/01/2034	1,059,133
360,000	5.05%, 03/25/2048	310,179
505,000	6.05%, 06/01/2054	495,255
1,200,000	Diageo Finance PLC EUR, 2.50%, 03/27/2032	1,207,544
790,000	Eurofins Scientific SE EUR, 4.75%, 09/06/2030	847,501
517,000	Global Payments Inc EUR, 4.88%, 03/17/2031	571,814
1,880,000	HCA Inc 5.45%, 04/01/2031	1,878,650
	Icon Investments Six Designated Activity Co
1,580,000	5.85%, 05/08/2029	1,605,453
440,000	6.00%, 05/08/2034	449,490
1,802,000	JDE Peet's NV EUR, 4.50%, 01/23/2034	1,966,827
620,000	Keurig Dr Pepper Inc 5.30%, 03/15/2034	616,946
	Medtronic Inc
700,000	EUR, 4.15%, 10/15/2043	762,945
498,000	EUR, 4.15%, 10/15/2053	539,893
1,950,000	Motability Operations Group PLC EUR, 3.50%, 07/17/2031	2,067,817
	MSD Netherlands Capital BV
522,000	EUR, 3.50%, 05/30/2037	550,723
490,000	EUR, 3.70%, 05/30/2044	511,614
272,000	EUR, 3.75%, 05/30/2054	282,707
	Pfizer Investment Enterprises Pte Ltd
680,000	5.30%, 05/19/2053	655,872
380,000	5.34%, 05/19/2063	358,685
271,000	RELX Finance BV EUR, 3.75%, 06/12/2031	294,032
670,000	Royalty Pharma PLC 5.90%, 09/02/2054	644,572
	Sartorius Finance BV
700,000	EUR, 4.50%, 09/14/2032	770,313
700,000	EUR, 4.88%, 09/14/2035	779,240
	Thermo Fisher Scientific Finance I BV
150,000	EUR, 1.63%, 10/18/2041	115,067
260,000	EUR, 2.00%, 10/18/2051	189,602

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
646,000	Viatris Inc 4.00%, 06/22/2050	$ 434,744
		31,876,343
Energy — 4.21%
650,000	Cheniere Energy Inc(b) 5.65%, 04/15/2034	650,514
	Diamondback Energy Inc
243,000	5.40%, 04/18/2034	240,582
243,000	5.75%, 04/18/2054	235,574
296,000	5.90%, 04/18/2064	285,724
480,000	Enbridge Inc 8.50%, 01/15/2084	517,455
488,000	Energy Transfer LP 6.05%, 09/01/2054	481,219
	Eni SpA(b)
336,000	5.50%, 05/15/2034	332,909
631,000	5.95%, 05/15/2054	619,755
1,836,000	Enterprise Products Operating LLC 4.85%, 01/31/2034	1,782,938
	Petroleos Mexicanos
67,690,000	MXN, 7.19%, 09/12/2024	3,645,640
6,936,000	EUR, 4.75%, 02/26/2029	6,469,886
6,088,000	6.95%, 01/28/2060	4,027,547
320,000	Raizen Fuels Finance SA(b) 6.45%, 03/05/2034	325,055
540,000	Var Energi ASA EUR, 7.86%, 11/15/2083	627,470
1,300,000	Wintershall Dea Finance 2 BV(e) EUR, 3.00%, Perpetual	1,233,939
400,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	360,559
		21,836,766
Financial — 11.18%
503,000	Alexandria Real Estate Equities Inc REIT 5.25%, 05/15/2036	483,992
500,000	Allianz SE EUR, 5.82%, 07/25/2053	586,597
430,000	Ally Financial Inc 6.99%, 06/13/2029	446,200
100,000	Athora Holding Ltd EUR, 6.63%, 06/16/2028	112,998
1,022,000	Athora Netherlands NV EUR, 5.38%, 08/31/2032	1,080,655
1,692,000	Avolon Holdings Funding Ltd(b) 2.75%, 02/21/2028	1,520,059
600,000	Banco Bilbao Vizcaya Argentaria SA 6.03%, 03/13/2035	598,352
	Banco de Credito Social Cooperativo SA
100,000	EUR, 7.50%, 09/14/2029	118,605
1,100,000	EUR, 5.25%, 11/27/2031	1,152,930
800,000	Banco Santander SA EUR, 4.88%, 10/18/2031	904,962
Principal Amount(a)		Fair Value
Financial — (continued)
600,000	Bank of America Corp 5.47%, 01/23/2035	$ 599,393
1,200,000	Banque Federative du Credit Mutuel SA EUR, 4.75%, 11/10/2031	1,341,420
320,000	Barclays PLC(e) GBP, 9.25%, Perpetual	419,376
	BNP Paribas SA
990,000	7.75%, Perpetual(b)(e)	998,430
2,300,000	EUR, 4.75%, 11/13/2032	2,570,162
	BPCE SA
800,000	EUR, 4.50%, 01/13/2033	885,859
1,400,000	EUR, 2.13%, 10/13/2046	1,221,742
	Capital One Financial Corp
470,000	7.62%, 10/30/2031	517,409
240,000	6.05%, 02/01/2035	241,394
500,000	Citigroup Inc 4.91%, 05/24/2033	480,130
1,190,000	Citizens Financial Group Inc 5.84%, 01/23/2030	1,186,282
440,000	Comerica Inc 5.98%, 01/30/2030	433,550
1,200,000	Commerzbank AG(e) EUR, 6.13%, Perpetual	1,273,092
400,000	Cooperatieve Rabobank UA(e) EUR, 4.88%, Perpetual	401,073
1,100,000	Credit Agricole SA EUR, 4.38%, 11/27/2033	1,216,962
	Deutsche Bank AG
1,300,000	EUR, 1.75%, 11/19/2030	1,223,650
300,000	EUR, 5.63%, 05/19/2031	326,098
1,700,000	3.55%, 09/18/2031	1,496,448
560,000	Discover Financial Services 7.96%, 11/02/2034	629,940
248,000	Fifth Third Bancorp 5.63%, 01/29/2032	245,840
500,000	Indigo Group SAS EUR, 4.50%, 04/18/2030	546,999
	Intesa Sanpaolo SpA
1,234,000	EUR, 5.88%, Perpetual(e)	1,262,083
1,120,000	EUR, 7.75%, Perpetual(e)	1,231,394
650,000	8.25%, 11/21/2033(b)	716,844
500,000	JAB Holdings BV EUR, 5.00%, 06/12/2033	565,542
	JPMorgan Chase & Co
183,000	6.25%, 10/23/2034	194,091
714,000	5.34%, 01/23/2035	709,732
680,000	KeyCorp 6.40%, 03/06/2035	689,410
138,000	Kite Realty Group LP REIT 5.50%, 03/01/2034	134,920
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	994,067
200,000	La Banque Postale SA EUR, 5.50%, 03/05/2034	220,976
246,000	Logicor Financing SARL EUR, 0.88%, 01/14/2031	208,003
1,270,000	M&T Bank Corp 6.08%, 03/13/2032	1,265,884

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
1,040,000	Macquarie Group Ltd(b) 6.26%, 12/07/2034	$ 1,076,588
	Morgan Stanley
1,070,000	5.25%, 04/21/2034	1,053,260
600,000	5.47%, 01/18/2035	598,434
	Nasdaq Inc
1,580,000	EUR, 4.50%, 02/15/2032	1,768,559
375,000	5.55%, 02/15/2034	375,508
427,000	Nationwide Building Society(e) GBP, 5.75%, Perpetual	507,382
631,000	Nomura Holdings Inc 5.78%, 07/03/2034	628,641
300,000	Novo Banco SA EUR, 9.88%, 12/01/2033	372,042
	Permanent TSB Group Holdings PLC
116,000	EUR, 6.63%, 04/25/2028	130,884
281,000	EUR, 3.00%, 08/19/2031	288,195
365,000	Piraeus Bank SA EUR, 6.75%, 12/05/2029	418,071
500,000	PNC Financial Services Group Inc 5.94%, 08/18/2034	512,485
	Raiffeisen Bank International AG
400,000	EUR, 4.63%, 08/21/2029	426,609
900,000	EUR, 2.88%, 06/18/2032	879,181
300,000	EUR, 7.38%, 12/20/2032	334,940
677,000	Realty Income Corp REIT EUR, 4.88%, 07/06/2030	754,391
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	589,462
840,000	1.88%, 01/15/2026	789,970
981,000	Simon International Finance SCA REIT EUR, 1.13%, 03/19/2033	838,021
350,000	Societe Generale SA(b)(e) 9.38%, Perpetual	353,887
700,000	Standard Chartered PLC(b) 6.10%, 01/11/2035	709,963
	Truist Financial Corp
86,000	6.12%, 10/28/2033	87,940
366,000	5.12%, 01/26/2034	350,542
822,000	5.87%, 06/08/2034	828,245
	UBS Group AG
2,109,000	EUR, 7.75%, 03/01/2029	2,551,218
519,000	EUR, 0.88%, 11/03/2031	452,177
2,550,000	EUR, 2.88%, 04/02/2032	2,553,546
830,000	9.02%, 11/15/2033(b)	1,000,363
574,000	US Bancorp 5.84%, 06/12/2034	581,980
903,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT(b) 4.75%, 09/17/2044	690,139
	WEA Finance LLC REIT(b)
960,000	2.88%, 01/15/2027	891,785
125,000	4.13%, 09/20/2028	116,515
90,000	4.63%, 09/20/2048	67,682
Principal Amount(a)		Fair Value
Financial — (continued)
	Wells Fargo & Co
210,000	5.39%, 04/24/2034	$ 207,599
690,000	5.56%, 07/25/2034	689,489
		57,929,238
Industrial — 2.57%
1,300,000	Abertis Infraestructuras Finance BV(e) EUR, 3.25%, Perpetual	1,353,949
450,000	AGCO Corp 5.80%, 03/21/2034	448,245
768,000	Amcor UK Finance PLC EUR, 3.95%, 05/29/2032	815,532
593,000	BAE Systems PLC(b) 5.30%, 03/26/2034	587,547
400,000	Berry Global Inc(b) 5.65%, 01/15/2034	390,683
	Boeing Co(b)
472,000	6.53%, 05/01/2034	483,281
337,000	6.86%, 05/01/2054	345,820
425,000	Carrier Global Corp(b) EUR, 4.50%, 11/29/2032	472,224
700,000	Cellnex Finance Co SA EUR, 2.00%, 09/15/2032	644,121
	Cellnex Telecom SA
600,000	EUR, 1.88%, 06/26/2029	584,891
800,000	EUR, 1.75%, 10/23/2030	751,239
	Deutsche Bahn Finance GMBH
710,000	EUR, 2.75%, 03/19/2029	752,915
892,000	EUR, 1.88%, 05/24/2030	895,017
513,000	EUR, 3.25%, 05/19/2033	553,355
333,000	DS Smith PLC EUR, 4.50%, 07/27/2030	368,752
443,000	East Japan Railway Co EUR, 4.39%, 09/05/2043	491,662
510,000	GFL Environmental Inc(b) 6.75%, 01/15/2031	520,294
	Honeywell International Inc
984,000	EUR, 3.38%, 03/01/2030	1,042,409
206,000	EUR, 4.13%, 11/02/2034	225,352
385,000	International Distributions Services PLC EUR, 5.25%, 09/14/2028	423,651
838,000	John Deere Capital Corp 4.50%, 01/16/2029	823,768
339,000	Smurfit Kappa Treasury ULC(b) 5.78%, 04/03/2054	337,099
		13,311,806
Technology — 0.76%
	Foundry JV Holdco LLC(b)
634,000	6.15%, 01/25/2032	646,277
640,000	6.25%, 01/25/2035	653,569
	Intel Corp
520,000	4.90%, 08/05/2052	458,348
450,000	5.70%, 02/10/2053	442,292
1,074,000	Oracle Corp 3.65%, 03/25/2041	821,636

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
1,000,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	$ 917,708
		3,939,830
Utilities — 5.26%
	Amprion GmbH
1,400,000	EUR, 0.63%, 09/23/2033	1,138,625
700,000	EUR, 4.13%, 09/07/2034	764,351
990,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	959,433
629,000	Consumers Energy Co 4.60%, 05/30/2029	618,841
1,785,000	Duke Energy Carolinas LLC 4.85%, 01/15/2034	1,727,357
	Electricite de France SA
200,000	EUR, 3.00%, Perpetual(e)	196,523
500,000	EUR, 4.00%, Perpetual(e)	535,334
400,000	GBP, 6.00%, Perpetual(e)	492,535
400,000	EUR, 7.50%, Perpetual(e)	458,046
1,080,000	5.95%, 04/22/2034(b)	1,086,178
300,000	EUR, 4.63%, 01/25/2043	317,854
1,000,000	EUR, 2.00%, 12/09/2049	662,921
610,000	6.00%, 04/22/2064(b)	566,996
1,300,000	EnBW International Finance BV EUR, 4.30%, 05/23/2034	1,438,686
	Enel Finance International NV
682,000	EUR, 0.75%, 06/17/2030(f)	618,363
240,000	EUR, 4.50%, 02/20/2043	255,960
	Engie SA
500,000	EUR, 4.25%, 09/06/2034	546,346
400,000	EUR, 4.50%, 09/06/2042	433,023
510,000	ESB Finance Designated Activity Co EUR, 3.75%, 01/25/2043	513,010
	Eurogrid GmbH
200,000	EUR, 1.11%, 05/15/2032	176,062
200,000	EUR, 0.74%, 04/21/2033	165,980
1,200,000	FLUVIUS System Operator CV EUR, 3.88%, 05/09/2033	1,295,334
1,493,000	National Grid North America Inc EUR, 1.05%, 01/20/2031	1,338,520
1,150,000	National Grid PLC EUR, 0.75%, 09/01/2033	928,109
	Northumbrian Water Finance PLC
619,000	GBP, 6.38%, 10/28/2034	805,882
115,000	GBP, 5.50%, 10/02/2037	138,511
352,000	Public Service Enterprise Group Inc 5.45%, 04/01/2034	348,893
	RWE Finance US LLC(b)
460,000	5.88%, 04/16/2034	460,514
440,000	6.25%, 04/16/2054	434,475
480,000	Severn Trent Utilities Finance PLC EUR, 4.00%, 03/05/2034	503,621
Principal Amount(a)		Fair Value
Utilities — (continued)
	Suez SACA
800,000	EUR, 2.38%, 05/24/2030	$ 788,933
200,000	EUR, 5.00%, 11/03/2032	227,114
1,500,000	EUR, 2.88%, 05/24/2034	1,445,286
815,000	SW Finance I PLC GBP, 7.38%, 12/12/2041	1,001,277
	Thames Water Utilities Finance PLC
315,000	EUR, 4.38%, 01/18/2031	289,823
946,000	EUR, 1.25%, 01/31/2032	729,074
1,021,000	United Utilities Water Finance PLC EUR, 3.75%, 05/23/2034	1,060,517
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	1,004,474
834,000	4.30%, 07/15/2029	788,025
		27,260,806
TOTAL CORPORATE BONDS AND NOTES — 33.38% (Cost $177,433,705)		$172,946,007
FOREIGN GOVERNMENT BONDS AND NOTES
363,000	Africa Finance Corp(d) 4.38%, 04/17/2026	350,803
	Australia Government Bond
2,675,000	AUD, 4.50%, 04/21/2033	1,811,805
500,000	AUD, 3.00%, 03/21/2047	255,944
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	90,827
284,000	Bundesobligation EUR, 2.40%, 10/19/2028	302,942
	Bundesrepublik Deutschland Bundesanleihe
505,000	EUR, 1.70%, 08/15/2032	512,645
1,561,000	EUR, 2.30%, 02/15/2033	1,653,438
200,000	EUR, 2.62%, 08/15/2050	108,373
	Canadian Government Bond
2,150,000	CAD, 3.25%, 09/01/2028	1,553,743
2,425,000	CAD, 1.75%, 12/01/2053	1,229,083
49,950,000	China Government Bond CNY, 3.81%, 09/14/2050	8,576,902
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	272,191
	European Union
3,946,000	EUR, 3.13%, 12/04/2030	4,255,924
1,601,000	EUR, 2.75%, 02/04/2033	1,676,176
1,317,000	EUR, 3.00%, 12/04/2034	1,390,529
1,087,000	EUR, 0.40%, 02/04/2037	828,052
460,000	EUR, 0.45%, 07/04/2041(d)	307,508
429,000	EUR, 3.38%, 11/04/2042(d)	454,516
510,000	EUR, 4.00%, 04/04/2044	584,254
168,000	EUR, 2.63%, 02/04/2048	155,664
1,015,785	EUR, 3.00%, 03/04/2053	988,682
	Finland Government Bond(b)
750,000	EUR, 0.50%, 09/15/2027	745,841
150,000	EUR, 3.00%, 09/15/2033	160,159

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	French Republic Government Bond OAT(b)
1,025,000	EUR, 2.75%, 02/25/2029	$ 1,083,900
2,400,000	EUR, 3.00%, 05/25/2033	2,530,347
1,475,000	EUR, 4.00%, 10/25/2038	1,672,535
650,000	EUR, 3.25%, 05/25/2055	633,100
	Hellenic Republic Government Bond(b)
361,000	EUR, 4.38%, 07/18/2038	401,730
2,152,000	EUR, 4.13%, 06/15/2054	2,215,609
	Hungary Government Bond
588,820,000	HUF, 4.75%, 11/24/2032	1,389,929
448,480,000	HUF, 2.25%, 04/20/2033	858,676
	Iceland Rikisbref
141,644,768	ISK, 7.00%, 09/17/2035	1,033,566
286,078,016	ISK, 4.50%, 02/17/2042	1,640,683
	Indonesia Treasury Bond
18,826,999,808	IDR, 7.00%, 09/15/2030	1,148,516
12,050,000,128	IDR, 7.50%, 04/15/2040	760,831
450,000	Ireland Government Bond EUR, 2.60%, 10/18/2034	467,208
1,297,000	Israel Government International Bond 5.50%, 03/12/2034	1,230,840
	Italy Buoni Poliennali Del Tesoro
5,250,000	EUR, 4.40%, 05/01/2033	5,829,960
1,002,000	EUR, 0.95%, 03/01/2037(b)	736,517
100,000	EUR, 2.45%, 09/01/2050(b)	74,470
394,000	EUR, 2.15%, 09/01/2052(b)	268,701
699,000	EUR, 2.15%, 03/01/2072(b)	436,532
349,600,000	Japan Government Forty Year Bond JPY, 1.00%, 03/20/2062	1,464,000
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,129,610
600,000,000	JPY, 0.10%, 12/20/2027	3,687,153
	Japan Government Thirty Year Bond
589,699,968	JPY, 1.50%, 03/20/2045	3,420,289
163,700,000	JPY, 0.80%, 12/20/2047	790,377
23,950,000	JPY, 0.70%, 12/20/2050	106,979
89,400,000	JPY, 1.60%, 12/20/2053	488,791
	Japan Government Twenty Year Bond
431,500,000	JPY, 1.50%, 06/20/2034	2,790,067
385,900,000	JPY, 1.40%, 12/20/2042	2,260,498
178,450,000	JPY, 1.10%, 03/20/2043	988,812
	Kingdom of Belgium Government Bond(b)
1,518,000	EUR, 3.00%, 06/22/2033	1,621,086
750,000	EUR, 3.30%, 06/22/2054	755,888
	Korea Treasury Bond
12,134,899,712	KRW, 4.25%, 12/10/2032	9,446,566
1,030,000,000	KRW, 3.13%, 09/10/2052	734,081
857,000,000	KRW, 3.25%, 03/10/2053	625,447
4,710,000	Malaysia Government Bond MYR, 4.64%, 11/07/2033	1,056,747
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Mexican Bonos
2,598,000(g)	MXN, 5.50%, 03/04/2027	$ 12,610,986
1,370,500(g)	MXN, 8.50%, 03/01/2029(d)	7,025,695
706,000(g)	MXN, 7.75%, 05/29/2031(d)	3,438,928
153,000(g)	MXN, 7.50%, 05/26/2033	719,489
3,990,000	Mexico Government International Bond EUR, 4.00%, 03/15/2115	3,142,090
	New South Wales Treasury Corp
1,961,000	AUD, 2.00%, 03/08/2033	1,041,179
989,000	AUD, 4.75%, 02/20/2035	640,188
1,060,400	AUD, 4.25%, 02/20/2036	647,134
	New Zealand Government Bond
6,658,000	NZD, 2.00%, 05/15/2032	3,360,166
12,247,000	NZD, 3.50%, 04/14/2033	6,846,599
	Peru Government Bond
393,000	PEN, 6.15%, 08/12/2032(d)	98,456
7,220,000	PEN, 7.30%, 08/12/2033(b)	1,925,922
5,640,000	Peruvian Government International Bond(b) PEN, 7.60%, 08/12/2039	1,478,924
	Republic of Austria Government Bond(b)
1,480,000	EUR, 2.90%, 05/23/2029	1,588,747
1,100,000	EUR, 2.90%, 02/20/2034	1,163,480
	Republic of Poland Government Bond
2,312,000	PLN, 3.25%, 07/25/2025	564,307
1,325,000	PLN, 6.00%, 10/25/2033	337,187
1,306,000	Republic of Poland Government International Bond 5.50%, 03/18/2054	1,267,473
	Republic of South Africa Government Bond
6,900,224	ZAR, 8.50%, 01/31/2037(d)	297,836
68,645,867	ZAR, 9.00%, 01/31/2040	2,972,029
15,859,600	ZAR, 8.75%, 01/31/2044	650,467
8,450,000	Romania Government Bond RON, 7.20%, 10/30/2033	1,850,190
	Romanian Government International Bond
2,229,000	EUR, 2.75%, 02/26/2026	2,339,406
680,000	6.63%, 02/17/2028(b)	694,518
654,000	EUR, 2.88%, 05/26/2028(d)	659,562
1,450,000	EUR, 5.50%, 09/18/2028(b)	1,591,188
1,320,000	5.88%, 01/30/2029(b)	1,311,552
151,000	EUR, 2.50%, 02/08/2030	141,095
360,000	EUR, 3.62%, 05/26/2030	354,243
911,000	EUR, 1.75%, 07/13/2030	796,348
584,000	EUR, 2.12%, 07/16/2031	502,693
409,000	EUR, 2.00%, 01/28/2032	341,719
1,109,000	EUR, 5.25%, 05/30/2032(b)	1,157,396
1,894,000	EUR, 2.00%, 04/14/2033	1,521,285
716,000	EUR, 3.75%, 02/07/2034	657,516
362,000	EUR, 3.88%, 10/29/2035	326,624
1,089,000	EUR, 5.63%, 02/22/2036(b)	1,137,108
298,000	EUR, 3.38%, 02/08/2038	243,182

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
2,579,000	EUR, 2.63%, 12/02/2040	$ 1,791,214
2,724,000	EUR, 2.88%, 04/13/2042	1,896,896
849,000	EUR, 4.63%, 04/03/2049	747,847
775,000	EUR, 3.38%, 01/28/2050	549,866
270,000	7.63%, 01/17/2053(b)	291,419
	Saudi Government International Bond
554,000	4.75%, 01/16/2030	542,259
444,000	5.00%, 01/16/2034(b)	436,052
630,000	Singapore Government Bond SGD, 3.38%, 09/01/2033	470,781
1,185,000	Slovakia Government Bond EUR, 1.00%, 10/13/2051	676,869
	Spain Government Bond(b)
3,275,000	EUR, 0.70%, 04/30/2032	2,910,396
2,648,000	EUR, 2.35%, 07/30/2033	2,627,529
1,060,000	EUR, 3.25%, 04/30/2034	1,123,971
1,000,000	EUR, 3.45%, 10/31/2034	1,073,855
4,425,000	Sweden Government Bond SEK, 2.25%, 05/11/2035	417,906
1,250,000	Swiss Confederation Government Bond CHF, 0.50%, 06/27/2032	1,383,238
22,850,000	Thailand Government Bond THB, 2.00%, 12/17/2031	596,222
	Treasury Corp of Victoria
973,000	AUD, 2.00%, 09/17/2035	469,960
4,733,000	AUD, 4.75%, 09/15/2036	2,989,542
	United Kingdom Gilt
2,950,000	GBP, 4.50%, 06/07/2028	3,771,570
569,541	GBP, 4.75%, 12/07/2030	749,670
1,750,000	GBP, 3.25%, 01/31/2033	2,073,140
2,729,140	GBP, 3.50%, 01/22/2045	2,934,132
2,000,000	GBP, 1.25%, 07/31/2051	1,221,368
2,200,000	GBP, 4.38%, 07/31/2054	2,651,135
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 36.46% (Cost $209,753,630)		$188,885,786
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.35%
430,470	A&D Mortgage Trust(b)(f) Series 2023-NQM2 Class A1 6.13%, 05/25/2068	429,552
397,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	396,132
95,917	Brass PLC(b)(h) Series 2010A Class A1 0.67%, 04/16/2069	94,761
900,000	BXHPP Trust(b)(c) Series 2021-FILM Class B 6.34%, 08/15/2036 1-mo. SOFR + 1.01%	856,004
	COLT Mortgage Loan Trust(b)(f)
	Series 2023-2 Class A1
278,657	6.60%, 07/25/2068	280,054
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-4 Class A1
646,898	7.16%, 10/25/2068	$ 655,469
1,150,000	COMM Mortgage Trust(b) Series 2020-CX Class A 2.17%, 11/10/2046	926,542
502,000	CyrusOne Data Centers Issuer I LLC(b) Series 2023-2A Class A2 5.56%, 11/20/2048	490,306
512,561	New Residential Mortgage Loan Trust(b)(h) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	437,903
565,000	Retained Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2A 5.00%, 09/15/2048	544,335
156,000	Stack Infrastructure Issuer LLC(b) Series 2023-1A Class A2 5.90%, 03/25/2048	155,486
209,394	Tower Bridge Funding PLC(c) Series 2021-2 GBP, 6.01%, 11/20/2063 1-day SONIA + 0.78%	264,680
574,000	Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.32%, 03/16/2048	574,806
	Verus Securitization Trust(b)(f)
	Series 2023-4 Class A1
249,089	5.81%, 05/25/2068	247,661
	Series 2023-5 Class A1
278,667	6.48%, 06/25/2068	279,097
372,220	Wells Fargo Commercial Mortgage Trust(b)(c) Series 2021-SAVE Class A 6.59%, 02/15/2040 1-mo. SOFR + 1.26%	369,432
		7,002,220
U.S. Government Agency — 15.73%
514,489	FARM Mortgage Trust(b)(h) Series 2021-1 Class A 2.18%, 01/25/2051	402,884
	Federal Home Loan Mortgage Corp
730,091	3.00%, 05/01/2050	630,932
1,114,848	2.50%, 10/01/2050	928,964
1,842,082	2.50%, 02/01/2052	1,532,656
2,080,971	3.50%, 06/01/2052	1,842,694
2,416,022	5.00%, 07/01/2052	2,342,372
3,074,943	5.50%, 09/01/2053	3,062,036
804,076	6.00%, 12/01/2053	814,113
131,313	Federal Home Loan Mortgage Corp Multifamily Structured Credit Risk(b)(c) Series 2021-MN1 Class M1 7.34%, 01/25/2051 1-mo. SOFR + 2.00%	130,502

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
271,272	3.37%, 07/25/2025	$ 265,755
	Series KL3W Class AFLW
399,580	5.89%, 08/25/2025(c) 1-mo. SOFR + 0.56%	400,271
	Federal National Mortgage Association
2,725,224	3.00%, 06/01/2050	2,362,994
3,829,322	2.50%, 09/01/2050	3,208,094
1,760,173	2.50%, 01/01/2052	1,449,174
2,032,699	2.50%, 04/01/2052	1,689,521
2,304,444	4.00%, 06/01/2052	2,110,318
3,514,729	4.50%, 06/01/2052	3,318,308
3,313,860	5.00%, 07/01/2052	3,210,655
435,133	5.00%, 10/01/2052	421,290
3,147,370	6.00%, 09/01/2053	3,173,392
1,835,131	6.00%, 11/01/2053	1,872,819
1,004,539	6.00%, 02/01/2054	1,018,672
544,593	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	513,401
	Government National Mortgage Association
2,300,000	2.50%, TBA	1,933,168
11,060,000	3.50%, TBA	9,929,806
5,220,000	6.00%, TBA	5,241,679
3,500,000	6.50%, TBA	3,549,870
	Uniform Mortgage-Backed Security(i)
6,100,000	2.00%, TBA	4,769,914
3,790,000	2.50%, TBA	3,094,328
6,290,000	3.00%, TBA	5,349,940
2,170,000	5.50%, TBA	2,140,078
8,750,000	6.00%, TBA	8,774,268
		81,484,868
TOTAL MORTGAGE-BACKED SECURITIES — 17.08% (Cost $90,287,919)		$88,487,088
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
12,548,000	5.00%, 10/31/2025	12,549,471
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
4,075,000	4.63%, 02/28/2026	$ 4,060,355
2,900,000	2.25%, 11/15/2027	2,697,680
1,200,000	5.50%, 08/15/2028	1,253,109
2,225,000	4.00%, 01/31/2029	2,190,756
600,000	4.63%, 04/30/2029	606,891
8,500,000	4.25%, 02/28/2031	8,449,863
5,510,000	1.63%, 05/15/2031	4,624,526
1,050,000	2.75%, 08/15/2032	934,377
2,100,000	3.50%, 02/15/2033	1,968,258
463,000	4.50%, 11/15/2033	467,268
13,075,000	4.00%, 02/15/2034	12,690,922
6,600,000	1.13%, 05/15/2040	4,061,320
6,400,000	1.25%, 05/15/2050	3,172,000
2,122,000	4.13%, 08/15/2053	1,976,030
TOTAL U.S. TREASURY BONDS AND NOTES — 11.91% (Cost $61,796,019)		$61,702,826
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
13,677,248	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(j),5.26%(k)	13,677,248

TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.64% (Cost $13,677,248)		$13,677,248
TOTAL PURCHASED OPTIONS — 0.00%(l) (Cost $20,714)		$13,812
TOTAL INVESTMENTS — 103.39% (Cost $563,125,912)		$535,634,156
OTHER ASSETS & LIABILITIES, NET — (3.39)%		$(17,582,017)
TOTAL NET ASSETS — 100.00%		$518,052,139

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 28, 2024.
(d)	All or a portion of the security is on loan as of June 28, 2024.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 28, 2024. Maturity date disclosed represents final maturity date.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	Collateral received for securities on loan.
(k)	Rate shown is the 7-day yield as of June 28, 2024.
(l)	Represents less than 0.005% of net assets.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
TBA	To Be Announced
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
Canadian 10 Year Bond Futures	104	CAD	12,487	Sep 2024	$72,964
Euro-Bobl Futures	258	EUR	30,042	Sep 2024	(133,826)
Euro-Btp Futures	87	EUR	10,030	Sep 2024	(67,007)
Euro-Schatz Futures	106	EUR	11,204	Sep 2024	39,180
U.S. 10 Year Treasury Note Futures	125	USD	13,748	Sep 2024	73,391
U.S. 10 Year Treasury Ultra Futures	116	USD	13,170	Sep 2024	75,687
U.S. 2 Year Treasury Note Futures	687	USD	140,298	Sep 2024	397,399
U.S. 5 Year Treasury Note Futures	283	USD	30,162	Sep 2024	182,113
U.S. Long Bond Futures	33	USD	3,904	Sep 2024	58,781
Short
10 Year Commonwealth Treasury Bond Futures	82	AUD	7,846	Sep 2024	10,047
Canadian 10 Year Bond Futures	268	CAD	32,179	Sep 2024	(151,677)
Euro-Bobl Futures	41	EUR	4,774	Sep 2024	(44,601)
Euro-Bund Futures	312	EUR	41,065	Sep 2024	(201,716)
Euro-Buxl 30 Year Bond Futures	74	EUR	9,638	Sep 2024	(158,475)
Euro-OAT Futures	106	EUR	13,051	Sep 2024	107,107
Japan 10 Year Bond Futures	54	JPY	7,714,440	Sep 2024	128,792
Long Gilt Futures	115	GBP	11,221	Sep 2024	(44,615)
U.S. 5 Year Treasury Note Futures	11	USD	1,172	Sep 2024	(9,760)
U.S. Ultra Bond Futures	105	USD	13,161	Sep 2024	(94,837)
				Net Appreciation	$238,947
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	EUR	8,500,000	JPY	1,426,082,000	07/17/2024	$196,711
BA	JPY	604,111,830	EUR	3,570,000	07/17/2024	(71,740)
BA	MXN	13,127,709	USD	771,197	07/17/2024	(55,764)
BA	USD	12,201,735	MXN	205,079,843	07/17/2024	1,025,301
BA	ZAR	9,359,215	USD	496,800	07/17/2024	16,884
BB	CAD	780,000	USD	570,758	07/10/2024	(475)
BB	CHF	594,000	USD	654,326	07/10/2024	7,814
BB	COP	940,251,000	USD	240,263	07/12/2024	(14,281)
BB	COP	7,547,218,493	USD	1,890,465	07/17/2024	(78,105)
BB	CZK	382,000	USD	16,781	07/10/2024	(447)
BB	EUR	2,467,705	GBP	2,124,081	07/17/2024	(30,330)
BB	GBP	102,000	USD	130,539	07/10/2024	(1,592)
BB	GBP	2,032,608	USD	2,590,000	07/17/2024	(20,288)
BB	ILS	1,240,896	USD	332,226	07/17/2024	(3,290)
BB	MXN	31,428,123	USD	1,797,426	07/17/2024	(84,658)
BB	NOK	9,366,000	USD	878,635	07/10/2024	(1,156)
BB	PLN	653,000	USD	166,273	07/12/2024	(4,088)
BB	PLN	1,288,229	USD	325,331	07/17/2024	(5,393)
BB	SEK	26,119,000	USD	2,453,385	07/10/2024	12,528
BB	TWD	16,971,000	USD	526,690	07/10/2024	(3,808)
BB	USD	196,510	AUD	294,000	07/10/2024	322
BB	USD	310,568	CAD	423,000	07/10/2024	1,299
BB	USD	600,991	COP	2,354,684,031	07/17/2024	35,546
BB	USD	1,239,771	EUR	1,154,914	07/10/2024	2,193
BB	USD	11,657,339	EUR	10,701,000	07/12/2024	189,295
BB	USD	128,823	GBP	102,000	07/10/2024	(125)
BB	USD	150,634	GBP	118,000	07/12/2024	1,458
BB	USD	170,967	JPY	27,479,000	07/10/2024	(147)
BB	USD	6,219	MXN	110,000	07/12/2024	219
BB	USD	449,880	MXN	7,515,695	07/17/2024	40,290
BB	USD	252,278	MYR	1,185,000	07/12/2024	964
BB	USD	1,143,447	NOK	11,972,000	07/10/2024	21,818
BB	USD	286,661	NZD	469,000	07/10/2024	1,002
BB	USD	8,989,553	NZD	14,537,000	07/12/2024	135,395
BB	USD	1,730,588	RON	7,910,000	07/12/2024	29,005
BB	USD	692,084	SEK	7,172,000	07/10/2024	14,970
BB	USD	1,007,713	ZAR	19,141,708	07/17/2024	(42,887)
BBH	AUD	240,000	USD	158,946	07/17/2024	1,236
BBH	EUR	6,250,000	USD	6,681,438	07/17/2024	18,188
BBH	MXN	101,840,000	USD	5,958,864	07/17/2024	(408,792)
BBH	NOK	28,627,248	EUR	2,467,020	07/17/2024	44,952
BBH	NOK	2,248,722	USD	206,916	07/17/2024	3,798
BBH	RON	813,212	USD	175,638	07/17/2024	(719)
BBH	SGD	743,586	USD	554,294	07/17/2024	(5,413)
BBH	USD	11,598,725	EUR	10,747,340	07/17/2024	78,220
BDS	COP	1,751,070,718	USD	458,606	07/17/2024	(38,110)
BNP	CAD	510,000	USD	372,480	07/10/2024	398
BNP	CNY	3,426,262	USD	480,000	07/17/2024	(8,998)
BNP	EUR	605,514	CHF	587,000	07/10/2024	(4,611)
BNP	EUR	255,000	USD	276,826	07/10/2024	(3,575)
BNP	EUR	9,899,978	USD	10,736,613	07/17/2024	(124,429)
BNP	GBP	858,798	EUR	1,014,829	07/17/2024	(3,222)
BNP	GBP	201,158	MXN	4,485,000	07/10/2024	5,230
BNP	GBP	892,693	USD	1,138,035	07/10/2024	(9,502)
BNP	GBP	525,000	USD	658,961	07/17/2024	4,767
BNP	IDR	8,627,910,390	USD	539,143	07/17/2024	(11,934)
BNP	JPY	108,765,000	USD	691,299	07/10/2024	(14,010)
BNP	JPY	52,527,936	USD	340,000	07/17/2024	(12,546)
BNP	MXN	4,040,277	USD	221,916	07/17/2024	(1,730)
BNP	MYR	3,496,800	USD	735,843	07/17/2024	5,885
BNP	SEK	3,090,000	USD	297,655	07/10/2024	(5,926)
BNP	USD	1,290,000	AUD	1,943,727	07/17/2024	(7,292)
BNP	USD	2,689,890	CNY	19,387,433	07/17/2024	24,732
BNP	USD	1,983,462	EUR	1,821,000	07/10/2024	32,123
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP	USD	2,670,000	EUR	2,478,239	07/17/2024	$13,477
BNP	USD	2,412,473	GBP	1,902,229	07/17/2024	7,592
BNP	USD	9,751,378	JPY	1,454,600,651	07/17/2024	683,546
BNP	USD	240,000	MXN	4,095,735	07/17/2024	16,791
BNP	USD	438,688	NOK	4,633,853	07/10/2024	4,553
BNP	USD	743,944	ZAR	14,151,304	07/17/2024	(32,756)
BNP	ZAR	35,697,978	USD	1,917,870	07/17/2024	41,427
BNS	USD	410,000	JPY	63,995,067	07/17/2024	11,061
BNY	USD	5,004,264	ZAR	93,871,258	07/17/2024	(147,895)
CA	BRL	28,367,512	USD	5,434,546	08/02/2024	(379,339)
CGM	AUD	455,000	USD	302,726	07/10/2024	897
CGM	AUD	4,213,139	USD	2,797,828	07/17/2024	14,126
CGM	CAD	169,000	USD	123,688	07/10/2024	(127)
CGM	CNY	118,312,446	USD	16,367,946	07/12/2024	(98,814)
CGM	CNY	174,710,339	USD	24,575,937	07/17/2024	(558,804)
CGM	COP	981,130,344	USD	236,246	07/17/2024	(641)
CGM	EUR	2,414,745	USD	2,590,000	07/17/2024	(1,538)
CGM	GBP	57,764	USD	73,908	07/10/2024	(883)
CGM	GBP	338,000	USD	427,585	07/12/2024	(283)
CGM	IDR	22,094,397,469	USD	1,380,857	07/17/2024	(30,776)
CGM	MXN	19,028,051	USD	1,118,002	07/17/2024	(81,012)
CGM	USD	611,834	CNY	4,418,000	07/10/2024	4,242
CGM	USD	216,288	GBP	171,000	07/12/2024	110
CGM	USD	2,150,500	HUF	771,340,000	07/12/2024	60,405
CGM	USD	1,290,000	IDR	21,216,630,000	07/17/2024	(6,444)
CGM	USD	547,738	INR	45,704,000	07/10/2024	(167)
CGM	USD	813,779	JPY	126,908,000	07/10/2024	23,511
CGM	USD	406,230	NOK	4,310,147	07/10/2024	2,422
CGM	USD	22,080	NZD	35,706	07/10/2024	332
CGM	USD	563,657	NZD	934,877	07/17/2024	(5,748)
CGM	USD	338,630	PLN	1,332,161	07/17/2024	7,781
CGM	USD	150,478	SEK	1,560,000	07/10/2024	3,197
CGM	USD	2,726,863	ZAR	50,718,288	07/17/2024	(56,829)
CGM	ZAR	11,737,956	USD	621,000	07/17/2024	23,242
GS	CAD	169,000	USD	123,663	07/10/2024	(102)
GS	CHF	353,116	SEK	4,136,000	07/10/2024	3,241
GS	CNY	3,198,000	USD	441,146	07/10/2024	(1,337)
GS	CZK	6,635,000	USD	292,948	07/12/2024	(9,221)
GS	CZK	4,472,566	USD	189,533	07/17/2024	1,742
GS	EUR	482,000	USD	524,914	07/10/2024	(8,415)
GS	ILS	1,120,000	USD	306,026	07/12/2024	(9,235)
GS	MXN	4,485,000	USD	268,317	07/10/2024	(23,627)
GS	MXN	42,649,683	USD	2,273,400	07/17/2024	50,921
GS	NOK	2,768,066	SEK	2,764,000	07/10/2024	(93)
GS	NOK	16,840,000	USD	1,585,220	07/10/2024	(7,520)
GS	SEK	4,136,000	CHF	352,645	07/10/2024	(1,683)
GS	SEK	3,844,000	USD	368,247	07/10/2024	(5,333)
GS	USD	4,398,780	AUD	6,597,000	07/12/2024	(3,654)
GS	USD	396,019	CAD	541,000	07/10/2024	477
GS	USD	1,863,060	CHF	1,680,796	07/10/2024	(10,547)
GS	USD	553,675	EUR	509,070	07/10/2024	8,169
GS	USD	1,474,006	EUR	1,361,000	07/12/2024	15,450
GS	USD	3,162,946	GBP	2,487,624	07/10/2024	18,120
GS	USD	1,863,153	JPY	290,623,000	07/10/2024	53,417
GS	USD	2,689,002	MXN	45,090,000	07/17/2024	231,689
GS	USD	924,907	NOK	9,874,000	07/10/2024	(166)
GS	USD	1,514,895	NZD	2,482,000	07/10/2024	3,158
GS	USD	1,846,959	PEN	6,879,000	07/12/2024	56,631
GS	USD	512,290	SEK	5,366,000	07/10/2024	5,683
HSB	CAD	659,000	USD	481,879	07/10/2024	(63)
HSB	CAD	5,279,000	USD	3,876,509	07/12/2024	(16,716)
HSB	CHF	1,175,000	EUR	1,199,491	07/10/2024	22,852
HSB	CHF	805,000	USD	884,770	07/10/2024	12,575
HSB	CLP	91,620,000	USD	100,219	07/12/2024	(2,870)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	CNY	1,504,000	USD	207,788	07/10/2024	$(948)
HSB	CNY	10,961,909	USD	1,526,069	07/17/2024	(19,154)
HSB	DKK	1,109,000	USD	162,187	07/12/2024	(2,804)
HSB	EUR	605,230	CHF	588,000	07/10/2024	(4,597)
HSB	EUR	2,375,000	USD	2,582,266	07/10/2024	(37,274)
HSB	EUR	3,879,000	USD	4,188,390	07/12/2024	(31,344)
HSB	GBP	456,543	USD	582,056	07/10/2024	(4,899)
HSB	GBP	663,000	USD	848,135	07/12/2024	(9,967)
HSB	IDR	4,341,461,000	USD	267,246	07/12/2024	(2,002)
HSB	JPY	79,163,002	USD	511,348	07/10/2024	(18,393)
HSB	JPY	3,368,315,000	USD	21,711,655	07/12/2024	(730,297)
HSB	MXN	3,830,944	USD	223,600	07/17/2024	(14,822)
HSB	NOK	29,735,932	USD	2,789,401	07/10/2024	(3,510)
HSB	NOK	2,012,000	USD	192,450	07/12/2024	(3,941)
HSB	SEK	9,133,000	USD	860,736	07/10/2024	1,517
HSB	SEK	2,272,000	USD	218,698	07/12/2024	(4,173)
HSB	THB	27,826,456	USD	760,207	07/12/2024	(1,721)
HSB	USD	399,145	AUD	597,617	07/10/2024	353
HSB	USD	4,345,694	CAD	5,931,000	07/10/2024	9,348
HSB	USD	1,141,574	CHF	1,016,000	07/10/2024	9,025
HSB	USD	332,318	CNY	2,405,000	07/10/2024	1,567
HSB	USD	1,000,000	CNY	7,110,200	07/17/2024	22,573
HSB	USD	1,726,611	EUR	1,612,086	07/10/2024	(860)
HSB	USD	789,399	EUR	738,000	07/12/2024	(1,500)
HSB	USD	283,718	GBP	224,000	07/10/2024	540
HSB	USD	343,918	GBP	271,000	07/12/2024	1,319
HSB	USD	174,066	JPY	27,232,000	07/10/2024	4,490
HSB	USD	262,465	JPY	41,086,000	07/12/2024	6,539
HSB	USD	7,854,056	KRW	10,785,347,000	07/12/2024	22,366
HSB	USD	3,511,237	KRW	4,725,071,752	07/17/2024	80,737
HSB	USD	646,161	NZD	1,044,294	07/10/2024	10,102
HSB	USD	1,478,010	PEN	5,646,000	07/12/2024	8,583
HSB	USD	2,814,520	SEK	29,620,000	07/10/2024	18,075
HSB	USD	35,072	SEK	370,000	07/12/2024	136
HSB	USD	1,868,343	ZAR	35,053,116	07/17/2024	(55,560)
HSB	ZAR	3,536,000	USD	193,716	07/10/2024	461
JPM	BRL	1,124,717	USD	213,168	08/02/2024	(12,739)
JPM	GBP	1,553,065	USD	1,964,457	07/17/2024	(1,004)
JPM	SEK	8,388,841	USD	797,916	07/17/2024	(5,616)
JPM	USD	270,000	CAD	365,719	07/17/2024	2,576
JPM	USD	400,000	EUR	374,434	07/17/2024	(1,371)
JPM	USD	210,000	GBP	168,732	07/17/2024	(3,319)
JPM	USD	900,120	MXN	15,035,605	07/17/2024	80,710
JPM	ZAR	73,225,000	USD	4,025,932	07/17/2024	(6,950)
MS	AUD	2,102,815	USD	1,389,047	07/17/2024	14,424
MS	EUR	2,400,000	CHF	2,323,574	07/17/2024	(28,266)
MS	EUR	274,171	USD	294,195	07/17/2024	(300)
MS	GBP	1,265,283	EUR	1,495,188	07/17/2024	(4,747)
MS	JPY	7,444,010	EUR	44,840	07/17/2024	(1,201)
MS	JPY	2,916,669,434	USD	19,499,910	07/17/2024	(1,317,692)
MS	MXN	9,281,109	USD	509,082	07/17/2024	(3,280)
MS	USD	692,482	CLP	650,573,299	07/17/2024	1,248
MS	USD	50,067,909	EUR	45,971,144	07/17/2024	789,597
MS	USD	594,621	GBP	468,986	07/17/2024	1,707
MS	USD	321,960	IDR	5,152,360,777	07/17/2024	7,125
MS	USD	250,000	JPY	38,192,893	07/17/2024	11,909
MS	USD	1,456,675	ZAR	27,166,887	07/17/2024	(34,390)
MS	ZAR	13,455,122	USD	716,448	07/17/2024	22,041
RBS	IDR	10,575,577,350	USD	650,000	07/17/2024	(3,778)
SEB	EUR	2,370,000	NOK	26,984,465	07/17/2024	6,798
SEB	JPY	810,120,990	EUR	4,990,232	07/17/2024	(234,059)
SSB	MXN	6,298,614	USD	380,000	07/17/2024	(36,738)
SSB	USD	5,536,950	EUR	5,120,000	07/17/2024	48,617
TD	DKK	3,204,318	USD	469,103	07/17/2024	(8,449)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
TD	HUF	55,172,568	USD	149,086	07/17/2024	$380
TD	MXN	7,660,547	USD	447,201	07/17/2024	(29,716)
TD	USD	23,183,138	MXN	386,428,135	07/17/2024	2,123,592
TD	ZAR	12,270,050	USD	650,000	07/17/2024	23,446
UBS	BRL	1,248,601	USD	230,000	08/02/2024	(7,494)
UBS	CAD	10,386,003	USD	7,653,762	07/17/2024	(59,221)
UBS	CHF	2,281,153	EUR	2,370,000	07/17/2024	11,324
UBS	CHF	1,208,943	USD	1,349,073	07/17/2024	(257)
UBS	CLP	690,348,112	USD	730,620	07/17/2024	2,875
UBS	CNY	8,359,117	USD	1,163,931	07/17/2024	(14,817)
UBS	COP	2,879,714,190	USD	755,662	07/17/2024	(64,138)
UBS	EUR	1,900,000	USD	2,043,038	07/17/2024	(6,352)
UBS	KRW	11,275,343,772	USD	8,403,273	07/17/2024	(217,139)
UBS	MXN	2,766,000	USD	150,064	07/17/2024	678
UBS	USD	669,712	CLP	619,818,567	07/17/2024	11,155
UBS	USD	643,492	COP	2,535,198,001	07/17/2024	34,699
UBS	USD	360,000	EUR	332,311	07/17/2024	3,782
UBS	USD	1,878,763	KRW	2,527,612,469	07/17/2024	43,664
UBS	ZAR	11,172,469	USD	607,530	07/17/2024	5,676
WF	CLP	693,613,983	USD	730,620	07/17/2024	6,345
WF	COP	8,812,541,987	USD	2,165,852	07/17/2024	(49,642)
WF	GBP	101,563	USD	130,000	07/17/2024	(1,599)
WF	USD	1,227,806	CLP	1,136,824,054	07/17/2024	19,930
WF	USD	5,171,471	COP	19,688,823,490	07/17/2024	443,472
WF	USD	490,000	GBP	385,183	07/17/2024	3,035
WF	USD	750,000	JPY	115,770,877	07/17/2024	28,296
					Net Appreciation	$1,618,151
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
iTraxx Europe Series 41 V1	EUR	22,900	$(438,930)	$(507,450)	1.00%	06/20/2029	$58,716	0.61%	-	Quarterly
CDX.NA.IG.42 V1(c)	USD	73,325	(1,110,439)	(1,566,639)	1.00	06/20/2029	456,201	0.54	-	Quarterly
iTraxx Europe Crossover Series 41 V1	EUR	1,179	(94,372)	(104,737)	5.00	06/20/2029	9,286	3.19	-	Quarterly
Electrolux AB 2.5%, 05/18/2030	EUR	440	(9,958)	(14,566)	1.00	06/20/2029	4,529	1.47	Quarterly	-
iTraxx Europe Series 41 V1	EUR	7,870	—	144,555	1.00	06/20/2029	(144,635)	0.61	Quarterly	-
Sell Credit Protection
CDX.NA.HY.42(c)	USD	330	20,708	22,126	5.00	06/20/2029	(1,418)	3.44	Quarterly	-
CDX.NA.IG.42 V1(c)	USD	640	13,166	13,079	1.00	06/20/2029	86	0.54	Quarterly	-
						Net Appreciation	$382,765
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with high yield and investment grade credit ratings that trade in the credit default swap market.
As of June 28, 2024, the Fund held the following outstanding OTC credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency	Counterparty
Buy Credit Protection
United Airlines Holdings, 4.875% 01/15/2025	USD	310	$(20,387)	$1,255	5.00%	12/20/2028	$(21,642)	3.26%	-	Quarterly	GS
Goldman Sachs Group Inc 10/28/2027	USD	1,270	(22,071)	(23,838)	1.00	06/20/2029	1,766	0.61	-	Quarterly	BNP
						Net Depreciation	$(19,876)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
As of June 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)
5.22%	Semi Annual	3-mo. NZD BBR FRA	Quarterly	NZD	39,700	10/19/2025	$(6,575)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)
4.88%	Annual	1-day SOFR	Annual	USD	15,000	04/19/2026	$56,156
5.05%	Semi Annual	3-mo. NZD BBR FRA	Quarterly	NZD	4,400	06/06/2026	3,200
4.67%	Annual	1-day SOFR	Annual	USD	10,900	06/06/2026	12,767
4.67%	Annual	1-day SOFR	Annual	USD	6,800	06/07/2026	7,611
9.81%	Daily	1-day BR4CDI	Daily	BRL	32,328	01/04/2027	(286,232)
10.71%	Daily	1-day BR4CDI	Daily	BRL	29,414	01/04/2027	(136,166)
10.20%	Daily	1-day BR4CDI	Daily	BRL	15,531	01/04/2027	(107,218)
11.24%	Daily	1-day BR4CDI	Daily	BRL	25,058	01/04/2027	(59,947)
11.11%	Daily	1-day BR4CDI	Daily	BRL	15,000	01/04/2027	(43,628)
3-mo. SEK STIBOR	Quarterly	3.57%	Annual	SEK	51,900	10/19/2028	(184,918)
3.64%	Annual	3-mo. ILS TELBOR01	Quarterly	ILS	1,800	10/19/2028	(13,118)
3.60%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	8,400	10/19/2028	(275)
4.29%	Annual	6-mo. NIBOR	Semi Annual	NOK	53,400	10/19/2028	50,101
3.38%	Quarterly	3-mo. KRW CD KSDA	Quarterly	KRW	727,600	01/18/2029	5,118
3.78%	Annual	6-mo. NIBOR	Semi Annual	NOK	12,300	02/09/2029	(10,605)
2.20%	Quarterly	7-day CNYOFFIRS	Quarterly	CNY	206,620	03/20/2029	360,681
4.08%	Annual	6-mo. CZK PRIBOR	Semi Annual	CZK	78,000	04/22/2029	27,288
2.84%	Annual	6-mo. EURIBOR	Semi Annual	EUR	13,010	06/19/2029	(29,308)
3-mo. SEK STIBOR	Quarterly	2.63%	Annual	SEK	146,310	06/19/2029	(22,153)
2.01%	Quarterly	7-day CNYOFFIRS	Quarterly	CNY	4,000	06/19/2029	2,092
3.93%	Annual	6-mo. CZK PRIBOR	Semi Annual	CZK	34,300	06/19/2029	2,672
3.95%	Annual	6-mo. CZK PRIBOR	Semi Annual	CZK	34,300	06/19/2029	3,992
3.96%	Quarterly	3-mo. KRW CD KSDA	Quarterly	KRW	3,722,200	01/19/2033	169,457
4.04%	Semi Annual	6-mo. AUD BBR BBSW	Semi Annual	AUD	3,860	03/22/2033	(85,913)
1-day CORRA	Semi Annual	3.56%	Semi Annual	CAD	920	10/19/2033	(7,285)
1-day JPY TONA OIS	Annual	1.12%	Annual	JPY	580,300	10/30/2033	(36,214)
1-day CORRA	Semi Annual	3.21%	Semi Annual	CAD	400	12/15/2033	4,878
1-day CORRA	Semi Annual	3.44%	Semi Annual	CAD	6,300	01/19/2034	(6,006)
1-day CORRA	Semi Annual	3.11%	Semi Annual	CAD	2,200	12/15/2053	75,483
						Net Depreciation	$(254,065)
As of June 28, 2024, the Fund held the following outstanding OTC interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized (Depreciation)	Counterparty
10.03%	Daily	1-day BR4CDI	Daily	BRL	13,141	01/04/2027	$(102,351)	HSB
10.73%	Daily	1-day BR4CDI	Daily	BRL	21,686	01/04/2027	(97,993)	CGM
11.16%	Daily	1-day BR4CDI	Daily	BRL	12,342	01/04/2027	(33,483)	BNP
						Net Depreciation	$(233,827)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Termination Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
USD CPURNSA	2.53%	USD	6,253	07/28/2053	$7,167	At Maturity
2.80%	EUR CPTFEMU	EUR	4,052	07/28/2053	244,502	At Maturity
0.00%	EUR CPTFEMU	EUR	3,650	12/07/2053	(38,165)	At Maturity
USD CPURNSA	0.00%	USD	5,442	12/07/2053	48,754	At Maturity
0.00%	GBP UKRPI	GBP	10,900	04/05/2034	54,556	At Maturity
0.00%	GBP UKRPI	GBP	9,720	05/16/2034	101,209	At Maturity
				Net Appreciation	$418,023
As of June 28, 2024, the Fund held the following centrally cleared total return swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Termination Date	Value	Upfront Payments/ Receipts	Net Unrealized App/Dep
1-day SONIA	Quarterly	0.00%	Daily	USD	1,200	JPM	09/20/2024	$(7,155)	$—	$(7,155)
								$(7,155)	$0	$(7,155)
As of June 28, 2024, the Fund held the following OTC total return swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Termination Date	Value	Upfront Payments/ Receipts	Net Unrealized App/Dep
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	1,350	JPM	09/20/2024	$(1,467)	$—	$(1,467)
0.00%	Daily	3-mo. EURIBOR	Quarterly	EUR	50	GS	09/20/2024	(2,111)	—	(2,111)
0.00%	Daily	3-mo. EURIBOR	Quarterly	EUR	12	JPM	09/20/2024	(2,697)	—	(2,697)
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	4,852	GS	09/20/2024	(4,684)	—	(4,684)
								$(10,959)	$0	$(10,959)
As of June 28, 2024, the Fund held the following OTC purchased options:
Description	Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Fair Value
Put
U.S. 5 Year Futures Option	GS	-	USD	104.75	5/24/2024	USD	0	$13,029	$—
Call
USD/JPY Currency Option	GS	-	USD	159.50	7/01/2024	USD	968	2,955	8,351
CHF/JPY Currency Option	GS	-	CHF	179.00	7/08/2024	CHF	349	2,036	1,762
EUR/JPY Currency Option	GS	-	EUR	171.00	7/08/2024	EUR	317	2,694	3,699
								$20,714	$13,812
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024, the Fund held the following OTC purchased swaptions:
Description	Counterparty	Rate Received by the Fund	Rate Paid by the Fund	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Put
Credit Default Swaption, excercise EUR 0.55	CIT	0.55%	iTraxx Europe Series 41	07/17/2024	EUR	19,900	$37,103	$73,322
							$37,103	$73,322
As of June 28, 2024, the Fund held the following OTC written swaptions:
Description	Counterparty	Rate Received by the Fund	Rate Paid by the Fund	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Put
Credit Default Swaption, excercise price EUR 0.63	CIT	iTraxx Europe Series 41	0.63%	07/17/2024	EUR	39,800	$(36,607)	$(68,006)
Credit Default Swaption, excercise price EUR 0.58	CIT	iTraxx Europe Series 41	0.58%	08/21/2024	EUR	20,150	(76,923)	(76,036)
Credit Default Swaption, excercise price EUR 0.58	CIT	iTraxx Europe Series 41	0.58%	08/21/2024	EUR	19,750	(70,900)	(74,527)
Call
Credit Default Swaption, excercise price EUR 0.58	CIT	0.58%	iTraxx Europe Series 41	08/21/2024	EUR	20,150	(23,802)	(22,989)
Credit Default Swaption, excercise price EUR 0.58	CIT	0.58%	iTraxx Europe Series 41	08/21/2024	EUR	19,750	(23,281)	(22,532)
							$(231,513)	$(264,090)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Abbreviations
AUD BBR BBSW	Australian Bank Bill is the interest rate banks charge each other for short-term loans.
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BDS	Banco Santander
BNP	BNP Paribas Securities Corp
BNS	Bank of Nova Scotia
BNY	Bank of New York
BR4CDI	Brazil Cetip Interbank Deposit
CA	Credit Agricole
CGM	Citigroup Global Markets
CIT	Citibank N.A.
CNYOFFIRS	China Loan Prime Rate
CORRA	Canadian Overnight Repo Rate Average
CZK PRIBOR	Prague Interbank Offered Rate at which unsecured CZK funds are offered by Panel Banks in the interbank market.
EUR CPTFEMU	Euro-Zone Harmonized Index of Consumer Prices Ex. Tabacco Unrevised Series NSA Index
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
GBP UKRPI	United Kingdom Retail Price Index
GS	Goldman Sachs
HSB	HSBC Bank USA
ILS TELBOR01	Bank of Israel Interest Rate Fixings is the interest rate on inter-bank loans
JPM	JP Morgan Chase & Co
JPY TONA OIS	Tokyo Swap Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KRW CD KSDA	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate is the interest rate level a bank requires for unsecured money market lending in NOK to another bank.
NZD BBR FRA	The rate for the New Zealand Dollar bills of exchange for a period of designated maturity.
RBS	Royal Bank of Scotland
SEB	Skandinaviska Enskilda Banken AB
SEK STIBOR	Swedish Krona Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
USD CPURNSA	US CPI Urban Consumers NSA Index
WF	Wells Fargo Bank NA
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Summary of Investments by Country as of June 28, 2024.
Country	Fair Value	Percentage of Fund Investments
United States	$221,592,492	41.37%
Mexico	41,080,261	7.67
United Kingdom	28,069,097	5.24
France	26,048,320	4.86
Japan	22,233,424	4.15
Romania	20,902,868	3.90
Italy	16,257,282	3.03
Germany	15,469,903	2.89
Netherlands	15,421,938	2.88
Belgium	14,313,613	2.67
Spain	12,490,849	2.33
South Korea	11,008,646	2.06
New Zealand	10,206,765	1.91
Australia	9,286,362	1.73
China	8,576,902	1.60
Switzerland	7,940,542	1.48
Canada	7,225,896	1.35
Ireland	5,266,017	0.98
Austria	4,392,957	0.82
South Africa	3,920,331	0.73
Peru	3,503,302	0.65
Greece	3,035,411	0.57
Luxembourg	3,003,269	0.56
Iceland	2,674,249	0.50
Cayman Islands	2,642,541	0.49
Hungary	2,248,605	0.42
Denmark	2,182,913	0.41
Poland	2,168,967	0.40
Indonesia	1,909,347	0.36
Singapore	1,485,338	0.28
Israel	1,230,840	0.23
Malaysia	1,056,747	0.20
Chile	1,052,338	0.20
Saudi Arabia	978,311	0.18
Finland	906,000	0.17
Bermuda	810,202	0.15
Slovakia	676,869	0.13
Norway	627,470	0.12
Thailand	596,222	0.11
Sweden	417,905	0.08
Portugal	372,042	0.07
Nigeria	350,803	0.07
Total	$535,634,156	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
	American Airlines Inc(b)
$ 1,690,526	10.34%,04/20/2028 3-mo. SOFR + 5.01%	$ 1,744,201
440,000	8.84%,05/29/2029 1-mo. SOFR + 3.50%	439,175
430,658	Aretec Group Inc(b) 9.83%, 03/07/2030 1-mo. SOFR + 4.49%	432,153
1,011,101	Bausch & Lomb Corp(b) 8.66%, 05/05/2027 3-mo. SOFR + 3.33%	999,726
520,000	Cengage Learning Inc(b) 9.54%, 03/24/2031 6-mo. SOFR + 4.28%	521,005
197,801	Clear Channel Outdoor Holdings Inc(b) 3.88%, 08/21/2026 3-mo. SOFR + 0.00%	197,837
767,234	Cloud Software Group Inc(b) 4.88%, 03/30/2029 3-mo. SOFR + 0.00%	769,700
535,000	Connect US Finco LLC(b) 9.84%, 09/27/2029 1-mo. SOFR + 4.51%	503,402
	CP Atlas Buyer Inc(b)
746,162	9.96%,11/20/2027 1-mo. SOFR + 4.62%	727,242
453,397	9.19%,11/23/2027 1-mo. SOFR + 3.86%	441,900
507,767	CQP Holdco LP(b) 9.21%, 05/27/2028 1-mo. SOFR + 3.87%	507,767
2,727	Crocs Inc(b) 7.59%, 02/19/2029 1-mo. SOFR + 2.25%	2,743
677,051	DirecTV Financing LLC(b) 10.71%, 08/02/2029 1-mo. SOFR + 5.37%	673,158
160,000	EMRLD Borrower LP / Emerald Co-Issuer Inc(b) 7.83%, 06/18/2031 1-mo. SOFR + 2.49%	160,000
1,083,000	Endo Finance Holdings Inc(b) 9.83%, 04/09/2031 3-mo. SOFR + 4.50%	1,080,067
601,921	Fertitta Entertainment LLC(b) 9.08%, 01/27/2029 1-mo. SOFR + 3.74%	601,990
	Filtration Group Corp(b)
207,900	9.59%,10/19/2028 1-mo. SOFR + 4.25%	208,680
507,747	8.96%,10/21/2028 1-mo. SOFR + 3.62%	509,715
790,000	Flash Charm Inc(b) 8.84%, 03/02/2028 1-mo. SOFR + 3.51%	787,038
260,000	Fortress Intermediate 3 Inc(b) 9.08%, 05/09/2031 1-mo. SOFR + 3.74%	260,000
267,275	Garda World Security Corp(b) 10.21%, 10/30/2026 1-mo. SOFR + 4.87%	268,745
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 304,763	Genesys Cloud Services Holdings II LLC(b) 9.46%, 10/08/2027 1-mo. SOFR + 4.12%	$ 306,921
417,903	Herens Holdco SARL(b) 9.36%, 07/03/2028 3-mo. SOFR + 4.03%	404,713
1,088,467	IRB Holding Corp(b) 8.33%, 12/15/2027 1-mo. SOFR + 2.99%	1,087,333
848,052	Klockner Pentaplast of America Inc(b) 10.27%, 02/12/2026 6-mo. SOFR + 5.01%	790,809
1,178,952	LBM Acquisition LLC(b) 9.20%, 12/18/2027 1-mo. SOFR + 3.86%	1,176,496
193,044	LSF11 A5 HoldCo LLC(b) 9.58%, 10/13/2028 1-mo. SOFR + 4.24%	193,104
217,757	Madison IAQ LLC(b) 8.71%, 06/21/2028 1-mo. SOFR + 3.37%	216,123
481,450	Mattress Firm Inc(b) 9.85%, 09/25/2028 3-mo. SOFR + 4.52%	479,945
530,181	Medline Borrower LP(b) 8.09%, 10/23/2028 1-mo. SOFR + 2.76%	530,996
445,408	Michaels Cos Inc(b) 9.85%, 04/15/2028 3-mo. SOFR + 4.52%	398,752
1,303,629	Neptune Bidco US Inc(b) 10.41%, 04/11/2029 3-mo. SOFR + 5.08%	1,224,760
890,625	Olympus Water US Holding Corp(b) 9.32%, 11/09/2028 3-mo. SOFR + 4.00%	891,614
629,447	PECF USS Intermediate Holding III Corp(b) 9.84%, 12/15/2028 3-mo. SOFR + 4.52%	405,993
837,021	PetsMart LLC(b) 9.19%, 02/11/2028 1-mo. SOFR + 3.86%	833,434
1,193,924	PMHC II Inc(b) 9.71%, 04/23/2029 3-mo. SOFR + 4.38%	1,164,324
	Rocket Software Inc(b)
1,016,975	9.71%,11/28/2025 1-mo. SOFR + 4.37%	1,019,518
329,608	10.09%,11/28/2028 1-mo. SOFR + 4.76%	330,432
513,696	Scientific Games Holdings LP(b) 8.95%, 02/04/2029 1-mo. SOFR + 3.61%	511,984
	Starfruit Finco BV(b)
695,272	8.83%,04/03/2028 1-mo. SOFR + 3.49%	695,272
886,348	8.83%,04/03/2028 3-mo. SOFR + 3.50%	888,563

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 360,000	Station Casinos LLC(b) 7.59%, 03/14/2031 1-mo. SOFR + 2.26%	$ 359,632
1,025,235	TK Elevator Midco GmbH(b) 8.79%, 04/30/2030 1-mo. SOFR + 3.45%	1,030,201
815,206	UKG Inc(b) 8.58%, 02/10/2031 1-mo. SOFR + 3.24%	817,753
703,236	United Airlines Inc(b) 8.09%, 02/22/2031 1-mo. SOFR + 2.76%	703,864
536,980	VM Consolidated Inc(b) 8.71%, 03/26/2028 1-mo. SOFR + 3.37%	539,217
	White Cap Buyer LLC(b)
311,260	9.46%,10/08/2027 1-mo. SOFR + 4.12%	311,543
874,499	9.21%,10/19/2027 1-mo. SOFR + 3.87%	875,156
TOTAL BANK LOANS — 6.98% (Cost $29,993,860)		$30,024,696
CORPORATE BONDS AND NOTES
Basic Materials — 5.23%
12,229	Albemarle Corp 7.25%, 03/01/2027	559,477
945,000	ArcelorMittal SA 7.00%, 10/15/2039	1,014,977
	ATI Inc
1,000,000	5.88%, 12/01/2027	986,689
460,000	4.88%, 10/01/2029	429,997
920,000	7.25%, 08/15/2030	949,676
954,000	Avient Corp(c) 7.13%, 08/01/2030	972,216
1,365,000	Axalta Coating Systems LLC(c) 3.38%, 02/15/2029	1,221,241
679,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	680,511
1,615,000	Commercial Metals Co 4.38%, 03/15/2032	1,456,050
	Constellium SE
500,000	5.63%, 06/15/2028(c)	489,360
300,000	EUR, 3.13%, 07/15/2029	299,772
1,125,000	FMG Resources August 2006 Pty Ltd(c) 6.13%, 04/15/2032	1,112,276
1,040,000	Herens Holdco SARL(c) 4.75%, 05/15/2028	902,138
895,000	Hudbay Minerals Inc(c) 6.13%, 04/01/2029	890,621
	Mercer International Inc
300,000	12.88%, 10/01/2028(c)	322,707
510,000	5.13%, 02/01/2029(d)	448,849
1,510,000	Novelis Corp(c) 3.88%, 08/15/2031	1,307,332
280,000	Novelis Sheet Ingot GmbH EUR, 3.38%, 04/15/2029	281,874
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 1,745,000	Olympus Water US Holding Corp(c)(d) 4.25%, 10/01/2028	$ 1,587,376
675,000	Rain Carbon Inc(c)(d) 12.25%, 09/01/2029	726,491
2,370,000	SCIH Salt Holdings Inc(c) 4.88%, 05/01/2028	2,202,303
515,000	SCIL IV LLC / SCIL USA Holdings LLC(c) 5.38%, 11/01/2026	497,975
750,000	Tronox Inc(c) 4.63%, 03/15/2029	677,016
465,000	United States Steel Corp 6.65%, 06/01/2037	463,001
	WR Grace Holdings LLC(c)
500,000	5.63%, 08/15/2029	460,848
1,565,000	7.38%, 03/01/2031	1,586,071
		22,526,844
Communications — 7.95%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	190,107
	Altice France SA(c)
465,000	5.50%, 01/15/2028	318,472
2,110,000	5.50%, 10/15/2029	1,390,675
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
3,305,000	5.38%, 06/01/2029	3,006,772
2,765,000	4.75%, 03/01/2030	2,394,840
350,000	4.75%, 02/01/2032	286,640
2,585,000	Clear Channel Outdoor Holdings Inc(c) 7.88%, 04/01/2030	2,601,921
180,000	CommScope Inc(c) 6.00%, 03/01/2026	157,959
1,075,000	Connect Finco SARL / Connect US Finco LLC(c) 6.75%, 10/01/2026	1,037,537
	CSC Holdings LLC(c)
3,430,000	5.38%, 02/01/2028	2,606,012
845,000	11.75%, 01/31/2029	720,662
1,110,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(c) 5.88%, 08/15/2027	1,044,051
990,000	DISH DBS Corp(c) 5.25%, 12/01/2026	780,904
	Frontier Communications Holdings LLC(c)
1,065,000	5.88%, 10/15/2027	1,039,769
735,000	8.75%, 05/15/2030	757,375
10,000	Gen Digital Inc(c) 6.75%, 09/30/2027	10,127
920,000	Gray Television Inc(c) 5.38%, 11/15/2031	521,526
	Level 3 Financing Inc(c)
639,000	4.25%, 07/01/2028	240,756
919,000	10.50%, 05/15/2030	910,191
	Match Group Holdings II LLC(c)
545,000	4.63%, 06/01/2028	509,968
325,000	4.13%, 08/01/2030	287,554

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,960,000	McGraw-Hill Education Inc(c) 5.75%, 08/01/2028	$ 1,890,021
755,000	Neptune Bidco US Inc(c) 9.29%, 04/15/2029	724,630
45,000	Netflix Inc 5.88%, 02/15/2025	45,070
	News Corp(c)
800,000	3.88%, 05/15/2029	736,399
445,000	5.13%, 02/15/2032	422,130
555,000	Nexstar Media Inc(c)(d) 4.75%, 11/01/2028	493,452
	Outfront Media Capital LLC / Outfront Media Capital Corp(c)
695,000	5.00%, 08/15/2027	672,773
975,000	7.38%, 02/15/2031	1,014,691
350,000	Paramount Global 4.20%, 06/01/2029	311,670
	Sirius XM Radio Inc(c)
1,115,000	4.00%, 07/15/2028	1,007,239
870,000	3.88%, 09/01/2031	710,211
595,000	T-Mobile USA Inc 2.88%, 02/15/2031	515,990
835,000	TripAdvisor Inc(c) 7.00%, 07/15/2025	837,356
860,000	Univision Communications Inc(c) 8.00%, 08/15/2028	838,696
1,770,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	1,459,446
780,000	Virgin Media Secured Finance PLC(c) 4.50%, 08/15/2030	661,390
555,000	VZ Secured Financing BV(c) 5.00%, 01/15/2032	473,232
610,000	Ziggo Bond Co BV(c) 6.00%, 01/15/2027	598,313
		34,226,527
Consumer, Cyclical — 13.62%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
335,000	6.13%, 06/15/2029	336,214
1,080,000	4.00%, 10/15/2030	950,724
555,000	Allison Transmission Inc(c) 3.75%, 01/30/2031	486,586
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
270,000	5.50%, 04/20/2026	267,600
405,000	5.75%, 04/20/2029	394,012
1,235,000	American Builders & Contractors Supply Co Inc(c) 3.88%, 11/15/2029	1,104,690
870,000	Aramark Services Inc(c) 5.00%, 02/01/2028	841,397
1,690,000	Banijay Entertainment SASU(c) 8.13%, 05/01/2029	1,728,365
1,150,000	Bath & Body Works Inc 6.88%, 11/01/2035	1,159,804
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,065,000	Beacon Roofing Supply Inc(c)(d) 4.13%, 05/15/2029	$ 970,191
830,000	Boyd Gaming Corp(c) 4.75%, 06/15/2031	752,233
	Caesars Entertainment Inc(c)
2,305,000	4.63%, 10/15/2029(d)	2,113,156
1,750,000	7.00%, 02/15/2030	1,787,942
155,000	6.50%, 02/15/2032	155,760
	Carnival Corp(c)
1,575,000	5.75%, 03/01/2027	1,555,979
205,000	7.00%, 08/15/2029	212,500
1,815,000	10.50%, 06/01/2030	1,971,653
570,000	Carnival Holdings Bermuda Ltd(c) 10.38%, 05/01/2028	617,073
1,035,000	Churchill Downs Inc(c) 5.75%, 04/01/2030	1,005,331
570,000	Cinemark USA Inc(c) 5.88%, 03/15/2026	563,794
201,000	Clarios Global LP(c) 6.75%, 05/15/2025	200,939
	Clarios Global LP / Clarios US Finance Co
185,000	EUR, 4.38%, 05/15/2026	197,135
1,738,000	6.75%, 05/15/2028(c)	1,758,948
580,000	Crocs Inc(c) 4.25%, 03/15/2029	528,657
1,680,000	FirstCash Inc(c) 6.88%, 03/01/2032	1,679,775
4,105,000	Ford Motor Credit Co LLC 4.00%, 11/13/2030	3,664,590
525,000	Garrett Motion Holdings Inc / Garrett LX I Sarl(c) 7.75%, 05/31/2032	532,047
120,000	Gates Corp/DE(c) 6.88%, 07/01/2029	122,093
1,670,000	Goodyear Tire & Rubber Co(d) 5.63%, 04/30/2033	1,509,548
1,165,000	Hanesbrands Inc(c)(d) 9.00%, 02/15/2031	1,220,618
760,000	Kontoor Brands Inc(c) 4.13%, 11/15/2029	687,990
1,015,000	Levi Strauss & Co(c) 3.50%, 03/01/2031	878,047
1,345,000	LGI Homes Inc(c) 8.75%, 12/15/2028	1,400,958
	Light & Wonder International Inc(c)
1,490,000	7.25%, 11/15/2029	1,521,744
310,000	7.50%, 09/01/2031	320,298
	Live Nation Entertainment Inc(c)
590,000	5.63%, 03/15/2026	581,750
390,000	6.50%, 05/15/2027	392,233
	NCL Corp Ltd(c)
820,000	8.13%, 01/15/2029	859,157
335,000	7.75%, 02/15/2029(d)	348,300
905,000	Penn Entertainment Inc(c) 5.63%, 01/15/2027	873,726

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	PetSmart Inc / PetSmart Finance Corp(c)
$ 795,000	4.75%, 02/15/2028	$ 738,457
845,000	7.75%, 02/15/2029	822,919
785,000	Pinewood Finco PLC(c) GBP, 6.00%, 03/27/2030	974,949
1,280,000	Ritchie Bros Holdings Inc(c) 7.75%, 03/15/2031	1,336,776
	Royal Caribbean Cruises Ltd(c)
265,000	4.25%, 07/01/2026	256,466
1,130,000	5.50%, 08/31/2026	1,117,433
2,220,000	9.25%, 01/15/2029	2,369,992
670,000	7.25%, 01/15/2030	693,728
180,000	6.25%, 03/15/2032	181,512
875,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(c) 6.63%, 03/01/2030	852,964
1,140,000	Six Flags Entertainment Corp(c) 7.25%, 05/15/2031	1,160,648
405,000	Six Flags Entertainment Corp / Six Flags Theme Parks Inc(c) 6.63%, 05/01/2032	411,576
	Station Casinos LLC(c)
1,225,000	4.50%, 02/15/2028	1,152,646
335,000	4.63%, 12/01/2031	298,586
225,000	6.63%, 03/15/2032	223,895
1,300,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 5.88%, 05/15/2025	1,291,733
	Taylor Morrison Communities Inc(c)
330,000	5.88%, 06/15/2027	328,550
845,000	5.75%, 01/15/2028	837,543
465,000	5.13%, 08/01/2030	445,281
	Viking Cruises Ltd(c)
360,000	7.00%, 02/15/2029	361,918
1,110,000	9.13%, 07/15/2031	1,202,202
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c)
220,000	5.13%, 10/01/2029	209,234
2,395,000	7.13%, 02/15/2031	2,483,432
615,000	ZF North America Capital Inc(c) 6.75%, 04/23/2030	626,341
		58,632,338
Consumer, Non-Cyclical — 8.50%
740,000	ADT Security Corp(c)(d) 4.13%, 08/01/2029	682,446
2,000,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(c) 4.88%, 02/15/2030	1,890,001
1,250,000	Allied Universal Holdco LLC(c) 7.88%, 02/15/2031	1,253,252
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,205,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL(c) 4.63%, 06/01/2028	$ 1,099,062
	Avis Budget Car Rental LLC / Avis Budget Finance Inc(c)
240,000	5.75%, 07/15/2027	230,526
315,000	8.00%, 02/15/2031(d)	311,947
	Avis Budget Finance PLC
435,000	EUR, 7.00%, 02/28/2029(c)	458,293
305,000	EUR, 7.25%, 07/31/2030(c)	321,332
260,000	EUR, 7.25%, 07/31/2030	273,922
465,000	Bausch + Lomb Corp(c) 8.38%, 10/01/2028	476,044
	Bausch Health Cos Inc(c)
1,125,000	6.13%, 02/01/2027	936,563
1,725,000	4.88%, 06/01/2028	1,290,921
1,070,000	Block Inc 3.50%, 06/01/2031	923,041
685,000	Boost Newco Borrower LLC(c) 7.50%, 01/15/2031	714,217
925,000	Centene Corp 4.63%, 12/15/2029	874,888
	CHS / Community Health Systems Inc(c)
1,675,000	6.00%, 01/15/2029	1,478,199
1,835,000	5.25%, 05/15/2030	1,512,943
360,000	10.88%, 01/15/2032	374,683
305,000	Concentra Escrow Issuer Corp(c) 6.88%, 07/15/2032	309,014
	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(c)
940,000	4.75%, 01/15/2029	893,401
475,000	6.63%, 07/15/2030	482,029
830,000	Elanco Animal Health Inc(d) 6.65%, 08/28/2028	841,345
505,000	Endo Finance Holdings Inc(c) 8.50%, 04/15/2031	521,148
840,000	Garda World Security Corp(c) 7.75%, 02/15/2028	855,529
	Herc Holdings Inc(c)
1,020,000	5.50%, 07/15/2027	1,004,038
485,000	6.63%, 06/15/2029	491,801
765,000	Jazz Securities Designated Activity Co(c) 4.38%, 01/15/2029	710,194
2,215,000	Kedrion SpA(c)(d) 6.50%, 09/01/2029	2,025,341
1,300,000	Medline Borrower LP(c) 3.88%, 04/01/2029	1,197,183
1,060,000	Prime Security Services Borrower LLC / Prime Finance Inc(c) 6.25%, 01/15/2028	1,044,548
	Service Corp International
710,000	5.13%, 06/01/2029	689,886
419,000	4.00%, 05/15/2031	373,151

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 660,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) 4.63%, 11/01/2026	$ 639,051
	Tenet Healthcare Corp
380,000	5.13%, 11/01/2027	371,881
2,150,000	4.25%, 06/01/2029	2,002,217
2,830,000	6.13%, 06/15/2030	2,810,891
1,290,000	Teva Pharmaceutical Finance Netherlands II BV EUR, 4.38%, 05/09/2030	1,337,276
	Teva Pharmaceutical Finance Netherlands III BV(d)
695,000	6.75%, 03/01/2028	711,475
910,000	5.13%, 05/09/2029	875,391
470,000	8.13%, 09/15/2031	522,573
	US Foods Inc(c)
460,000	4.75%, 02/15/2029	436,301
345,000	7.25%, 01/15/2032	358,038
		36,605,982
Diversified — 0.29%
1,150,000	Benteler International AG(c) 10.50%, 05/15/2028	1,234,900
Energy — 8.52%
286,000	Antero Resources Corp(c) 7.63%, 02/01/2029	294,104
1,550,000	Chesapeake Energy Corp(c) 6.75%, 04/15/2029	1,552,979
1,140,000	Chord Energy Corp(c) 6.38%, 06/01/2026	1,139,699
	Civitas Resources Inc(c)
455,000	8.38%, 07/01/2028	476,762
105,000	8.63%, 11/01/2030	112,583
1,290,000	8.75%, 07/01/2031	1,381,525
615,000	Comstock Resources Inc(c) 6.75%, 03/01/2029	596,008
1,175,000	Encino Acquisition Partners Holdings LLC(c) 8.50%, 05/01/2028	1,197,407
3,045,000	Endeavor Energy Resources LP / EER Finance Inc(c) 5.75%, 01/30/2028	3,073,611
1,445,000	Energy Transfer LP(e) 6.63%, Perpetual	1,402,271
550,000	Global Partners LP / GLP Finance Corp(c) 8.25%, 01/15/2032	565,308
	Hess Midstream Operations LP(c)
510,000	5.13%, 06/15/2028	493,810
430,000	6.50%, 06/01/2029	435,918
965,000	5.50%, 10/15/2030	932,503
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	113,059
995,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	980,484
575,000	Matador Resources Co(c) 6.50%, 04/15/2032	575,043
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,565,000	Nabors Industries Inc(c) 7.38%, 05/15/2027	$ 1,591,904
800,000	Occidental Petroleum Corp 6.20%, 03/15/2040	801,559
	Precision Drilling Corp(c)
427,000	7.13%, 01/15/2026	426,997
625,000	6.88%, 01/15/2029	618,281
1,145,000	Rockcliff Energy II LLC(c) 5.50%, 10/15/2029	1,071,780
885,000	Seadrill Finance Ltd(c) 8.38%, 08/01/2030	924,984
225,000	Seventy Seven Energy Inc(f)(g)(h) 6.63%, 11/15/2025	22
1,470,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp(c) 7.88%, 11/01/2028	1,519,937
	SM Energy Co
720,000	6.75%, 09/15/2026	720,239
775,000	6.50%, 07/15/2028	768,335
	Southwestern Energy Co
1,455,000	5.38%, 02/01/2029	1,414,272
1,405,000	5.38%, 03/15/2030	1,357,340
1,125,000	Transocean Aquila Ltd(c) 8.00%, 09/30/2028	1,142,510
328,500	Transocean Inc(c) 8.75%, 02/15/2030	344,885
1,305,000	Transocean Titan Financing Ltd(c) 8.38%, 02/01/2028	1,346,874
	USA Compression Partners LP / USA Compression Finance Corp
390,000	6.88%, 09/01/2027	390,731
335,000	7.13%, 03/15/2029(c)	337,549
	Venture Global LNG Inc(c)
1,040,000	8.13%, 06/01/2028	1,071,426
800,000	9.50%, 02/01/2029	876,077
1,310,000	8.38%, 06/01/2031	1,358,773
745,000	9.88%, 02/01/2032	810,877
	Viper Energy Inc(c)
885,000	5.38%, 11/01/2027	868,343
505,000	7.38%, 11/01/2031	523,022
	Vital Energy Inc(c)
245,000	7.75%, 07/31/2029	246,941
790,000	7.88%, 04/15/2032	803,106
		36,659,838
Financial — 7.82%
	Acrisure LLC / Acrisure Finance Inc(c)
1,025,000	8.50%, 06/15/2029	1,035,557
1,180,000	7.50%, 11/06/2030	1,180,817
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c)
975,000	5.88%, 11/01/2029	912,352
1,495,000	7.00%, 01/15/2031	1,510,285

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,200,000	Ally Financial Inc 8.00%, 11/01/2031	$ 1,324,305
838,600	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp(c) 7.00%, 04/15/2030	685,717
1,665,000	Apollo Commercial Real Estate Finance Inc REIT(c) 4.63%, 06/15/2029	1,395,806
37,123	Apollo Global Management Inc 6.75%, 07/31/2026	2,436,382
635,000	Aretec Group Inc(c) 10.00%, 08/15/2030	690,618
355,000	Cobra AcquisitionCo LLC(c) 6.38%, 11/01/2029	279,558
1,270,000	Credit Acceptance Corp(c) 9.25%, 12/15/2028	1,342,276
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	249,223
	Encore Capital Group Inc(c)
645,000	9.25%, 04/01/2029	672,136
780,000	8.50%, 05/15/2030	793,514
	Freedom Mortgage Corp(c)
1,000,000	6.63%, 01/15/2027	965,843
895,000	12.00%, 10/01/2028	961,022
180,000	12.25%, 10/01/2030	193,631
300,000	GGAM Finance Ltd(c) 8.00%, 02/15/2027	309,877
830,000	HUB International Ltd(c) 7.25%, 06/15/2030	850,859
2,035,000	Jefferson Capital Holdings LLC(c) 9.50%, 02/15/2029	2,097,729
	Jones Deslauriers Insurance Management Inc(c)
660,000	8.50%, 03/15/2030	688,295
435,000	10.50%, 12/15/2030	467,126
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(c)
975,000	4.25%, 02/01/2027	923,439
135,000	4.75%, 06/15/2029	124,707
610,000	7.00%, 07/15/2031	615,338
	Macquarie Airfinance Holdings Ltd(c)
105,000	6.40%, 03/26/2029	106,776
155,000	6.50%, 03/26/2031	159,389
	Nationstar Mortgage Holdings Inc(c)
1,175,000	5.75%, 11/15/2031	1,104,402
1,220,000	7.13%, 02/01/2032	1,227,128
	OneMain Finance Corp
1,100,000	6.63%, 01/15/2028	1,103,901
1,650,000	5.38%, 11/15/2029	1,547,461
845,000	7.50%, 05/15/2031	855,034
720,000	PennyMac Financial Services Inc(c) 7.88%, 12/15/2029	742,452
660,000	PHH Mortgage Corp(c) 7.88%, 03/15/2026	643,560
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,965,000	PRA Group Inc(c) 8.88%, 01/31/2030	$ 1,960,876
	RHP Hotel Properties LP / RHP Finance Corp REIT(c)
290,000	7.25%, 07/15/2028	299,882
665,000	6.50%, 04/01/2032	665,048
	Societe Generale SA(c)(e)
330,000	4.75%, Perpetual	294,331
295,000	5.38%, Perpetual	237,669
		33,654,321
Industrial — 10.01%
1,070,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c) 4.00%, 09/01/2029	905,493
745,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c) 4.13%, 08/15/2026	646,635
	Boeing Co
450,000	3.20%, 03/01/2029	399,249
765,000	6.39%, 05/01/2031(c)	778,814
425,000	5.71%, 05/01/2040	391,835
850,000	Boise Cascade Co(c) 4.88%, 07/01/2030	787,408
	Bombardier Inc(c)
385,000	7.88%, 04/15/2027	385,980
250,000	7.50%, 02/01/2029(d)	259,059
1,225,000	8.75%, 11/15/2030(d)	1,323,959
330,000	7.25%, 07/01/2031	338,818
255,000	7.00%, 06/01/2032(d)	258,542
	Builders FirstSource Inc(c)
670,000	4.25%, 02/01/2032	592,231
425,000	6.38%, 06/15/2032	425,612
855,000	6.38%, 03/01/2034	846,459
960,000	Camelot Return Merger Sub Inc(c) 8.75%, 08/01/2028	941,181
1,000,000	Cemex SAB de CV(e) 9.13%, Perpetual	1,066,790
	Chart Industries Inc(c)
700,000	7.50%, 01/01/2030	723,356
720,000	9.50%, 01/01/2031	780,093
690,000	Clean Harbors Inc(c) 6.38%, 02/01/2031	691,798
	EMRLD Borrower LP / Emerald Co-Issuer Inc
255,000	EUR, 6.38%, 12/15/2030	283,333
1,715,000	6.63%, 12/15/2030(c)	1,728,380
575,000	EquipmentShare.com Inc(c) 8.63%, 05/15/2032	596,230
	GFL Environmental Inc(c)
1,180,000	4.75%, 06/15/2029	1,113,641
265,000	6.75%, 01/15/2031	270,349
	Graphic Packaging International LLC
230,000	EUR, 2.63%, 02/01/2029	228,513
1,040,000	3.75%, 02/01/2030(c)	928,481

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 1,380,000	Great Lakes Dredge & Dock Corp(c)(d) 5.25%, 06/01/2029	$ 1,231,392
1,935,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,808,919
990,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(c) 6.00%, 09/15/2028	957,199
935,000	Louisiana-Pacific Corp(c) 3.63%, 03/15/2029	848,433
1,255,000	Madison IAQ LLC(c) 4.13%, 06/30/2028	1,170,448
1,030,000	Mauser Packaging Solutions Holding Co(c) 7.88%, 04/15/2027	1,050,591
530,000	Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC(c) 6.75%, 04/01/2032	533,769
850,000	MIWD Holdco II LLC / MIWD Finance Corp(c)(d) 5.50%, 02/01/2030	784,459
655,000	Owens Corning(c) 3.50%, 02/15/2030	596,795
840,000	Owens-Brockway Glass Container Inc(c) 7.25%, 05/15/2031	838,542
700,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc(c) 4.38%, 10/15/2028	653,187
235,000	Roller Bearing Co of America Inc(c) 4.38%, 10/15/2029	216,256
	Sensata Technologies BV(c)
935,000	4.00%, 04/15/2029	858,424
870,000	5.88%, 09/01/2030	851,985
820,000	Smyrna Ready Mix Concrete LLC(c) 8.88%, 11/15/2031	869,959
	Spirit AeroSystems Inc(c)
275,000	9.38%, 11/30/2029	296,075
1,485,000	9.75%, 11/15/2030	1,638,127
	Standard Industries Inc(c)
225,000	4.38%, 07/15/2030	203,291
860,000	3.38%, 01/15/2031	724,576
530,000	Terex Corp(c) 5.00%, 05/15/2029	502,914
105,000	TK Elevator Midco GmbH EUR, 4.38%, 07/15/2027	108,385
	TransDigm Inc
1,415,000	5.50%, 11/15/2027	1,389,443
910,000	6.75%, 08/15/2028(c)	921,124
1,995,000	4.88%, 05/01/2029(d)	1,868,697
560,000	6.88%, 12/15/2030(c)	571,676
170,000	7.13%, 12/01/2031(c)	175,164
810,000	6.63%, 03/01/2032(c)	818,148
1,505,000	TTM Technologies Inc(c) 4.00%, 03/01/2029	1,380,958
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 465,000	Vertiv Group Corp(c) 4.13%, 11/15/2028	$ 434,250
320,000	Watco Cos LLC / Watco Finance Corp(c) 6.50%, 06/15/2027	318,695
	WESCO Distribution Inc(c)
205,000	6.38%, 03/15/2029	205,741
205,000	6.63%, 03/15/2032	207,158
365,000	Wrangler Holdco Corp(c) 6.63%, 04/01/2032	363,388
		43,090,407
Technology — 3.18%
710,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	641,394
3,195,000	Cloud Software Group Inc(c) 6.50%, 03/31/2029	3,068,206
955,000	Crowdstrike Holdings Inc 3.00%, 02/15/2029	861,072
840,000	Fortress Intermediate 3 Inc(c)(d) 7.50%, 06/01/2031	860,622
705,000	Gartner Inc(c) 3.75%, 10/01/2030	632,272
2,020,000	NCR Voyix Corp(c) 5.13%, 04/15/2029	1,902,348
740,000	RingCentral Inc(c) 8.50%, 08/15/2030	772,357
	Seagate HDD Cayman
360,000	3.13%, 07/15/2029	308,354
220,000	9.63%, 12/01/2032	250,941
	Twilio Inc
1,345,000	3.63%, 03/15/2029	1,209,811
485,000	3.88%, 03/15/2031	426,550
1,060,000	UKG Inc(c) 6.88%, 02/01/2031	1,073,282
1,850,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(c) 3.88%, 02/01/2029	1,679,829
		13,687,038
Utilities — 1.85%
580,000	Calpine Corp(c) 5.00%, 02/01/2031	541,312
340,000	Electricite de France SA(c)(e) 9.13%, Perpetual	369,784
915,000	NRG Energy Inc(c)(e) 10.25%, Perpetual	1,000,745
185,000	Pacific Gas & Electric Co(g) 2.95%, 03/01/2026	177,070
1,430,000	PG&E Corp 5.25%, 07/01/2030	1,365,687
1,346,000	Vistra Corp(c)(e) 7.00%, Perpetual	1,334,305
	Vistra Operations Co LLC(c)
1,565,000	5.00%, 07/31/2027	1,513,891
1,040,000	7.75%, 10/15/2031	1,083,046

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 565,000	6.88%, 04/15/2032	$ 573,572
		7,959,412
TOTAL CORPORATE BONDS AND NOTES — 66.97% (Cost $290,483,026)		$288,277,607
CONVERTIBLE BONDS
Communications — 3.38%
425,000	Airbnb Inc(i) 5.60%, 03/15/2026	387,779
546,000	Alibaba Group Holding Ltd(c) 0.50%, 06/01/2031	527,709
694,000	Booking Holdings Inc 0.75%, 05/01/2025	1,459,560
1,276,000	Cable One Inc 1.13%, 03/15/2028	947,148
302,000	DISH Network Corp(i) 24.62%, 12/15/2025	222,001
1,449,000	Etsy Inc 0.25%, 06/15/2028	1,139,557
639,000	Fiverr International Ltd(i) 6.43%, 11/01/2025	588,263
1,101,000	Liberty Media Corp-Liberty Formula One 2.25%, 08/15/2027	1,168,477
1,154,000	Okta Inc 0.38%, 06/15/2026	1,053,850
388,000	Palo Alto Networks Inc 0.38%, 06/01/2025	1,321,993
1,513,000	Snap Inc(i) 7.17%, 05/01/2027	1,256,843
1,558,000	Uber Technologies Inc(c) 0.88%, 12/01/2028	1,852,462
1,493,000	Wayfair Inc(d) 3.25%, 09/15/2027	1,715,011
742,000	Zillow Group Inc(d) 1.38%, 09/01/2026	894,564
		14,535,217
Consumer, Cyclical — 1.88%
532,000	Carnival Corp 5.75%, 12/01/2027	867,692
839,000	DraftKings Holdings Inc(i) 5.57%, 03/15/2028	695,111
1,077,000	Live Nation Entertainment Inc(d) 3.13%, 01/15/2029	1,189,193
831,000	Meritage Homes Corp(c) 1.75%, 05/15/2028	825,183
816,000	Patrick Industries Inc 1.75%, 12/01/2028	987,360
632,000	Rivian Automotive Inc 4.63%, 03/15/2029	612,092
408,000	Royal Caribbean Cruises Ltd 6.00%, 08/15/2025	1,316,004
1,118,000	Shake Shack Inc(i) 4.25%, 03/01/2028	967,070
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 694,000	Vail Resorts Inc(i) 6.56%, 01/01/2026	$ 631,540
		8,091,245
Consumer, Non-Cyclical — 4.08%
669,000	Alnylam Pharmaceuticals Inc 1.00%, 09/15/2027	720,847
766,000	Ascendis Pharma A/S 2.25%, 04/01/2028	851,572
419,000	BioMarin Pharmaceutical Inc(d) 1.25%, 05/15/2027	400,027
219,000	Bridgebio Pharma Inc 2.50%, 03/15/2027	221,214
748,000	Chefs' Warehouse Inc 2.38%, 12/15/2028	829,802
433,000	CONMED Corp 2.25%, 06/15/2027	386,675
283,000	Cytokinetics Inc 3.50%, 07/01/2027	369,162
2,116,000	Dexcom Inc 0.38%, 05/15/2028	2,067,332
1,174,000	Exact Sciences Corp(d) 0.38%, 03/01/2028	960,972
1,308,000	Global Payments Inc(c) 1.50%, 03/01/2031	1,197,474
333,000	Guardant Health Inc(i) 8.80%, 11/15/2027	256,684
739,000	Haemonetics Corp(c) 2.50%, 06/01/2029	723,850
761,000	Halozyme Therapeutics Inc 1.00%, 08/15/2028	845,920
557,000	Innoviva Inc 2.50%, 08/15/2025	613,255
534,000	Insmed Inc 0.75%, 06/01/2028	1,126,093
517,000	Integer Holdings Corp(d) 2.13%, 02/15/2028	738,017
664,000	Lantheus Holdings Inc 2.63%, 12/15/2027	825,771
311,000	Mirum Pharmaceuticals Inc 4.00%, 05/01/2029	416,546
506,000	Repligen Corp(c) 1.00%, 12/15/2028	476,903
405,000	Sarepta Therapeutics Inc 1.25%, 09/15/2027	521,033
1,400,000	Shift4 Payments Inc 0.50%, 08/01/2027	1,322,300
655,000	Spectrum Brands Inc(c) 3.38%, 06/01/2029	630,765
600,000	TransMedics Group Inc 1.50%, 06/01/2028	1,052,185
		17,554,399
Energy — 0.18%
325,000	Nabors Industries Inc 1.75%, 06/15/2029	235,300
461,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	530,611
		765,911

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — 0.80%
$ 690,000	Coinbase Global Inc(c) 0.25%, 04/01/2030	$ 664,470
419,000	Realogy Group LLC / Realogy Co-Issuer Corp 0.25%, 06/15/2026	336,248
782,000	Rexford Industrial Realty LP REIT(c) 4.13%, 03/15/2029	760,104
629	SoFi Technologies Inc(c)(i) 6.85%, 10/15/2026	543
1,428,000	Welltower OP LLC REIT(c) 2.75%, 05/15/2028	1,692,904
		3,454,269
Industrial — 0.98%
926,000	Axon Enterprise Inc 0.50%, 12/15/2027	1,270,541
579,000	Fluor Corp(c) 1.13%, 08/15/2029	660,350
353,000	Itron Inc(c) 1.38%, 07/15/2030	348,411
747,000	Middleby Corp 1.00%, 09/01/2025	795,430
995,000	Tetra Tech Inc(c) 2.25%, 08/15/2028	1,167,110
		4,241,842
Technology — 5.08%
937,000	Akamai Technologies Inc 0.38%, 09/01/2027	906,509
863,000	Altair Engineering Inc(d) 1.75%, 06/15/2027	1,254,111
1,385,000	Bentley Systems Inc(d) 0.38%, 07/01/2027	1,236,805
418,000	Cloudflare Inc(i) 4.78%, 08/15/2026	379,335
402,000	Confluent Inc(i) 6.21%, 01/15/2027	347,127
755,000	Dropbox Inc(i) 2.71%, 03/01/2028	686,578
743,000	Envestnet Inc(d) 2.63%, 12/01/2027	796,125
470,000	Evolent Health Inc(c) 3.50%, 12/01/2029	423,470
325,000	HubSpot Inc 0.38%, 06/01/2025	676,650
345,000	Impinj Inc 1.13%, 05/15/2027	533,654
	Lumentum Holdings Inc
406,000	0.50%, 12/15/2026	365,642
244,000	1.50%, 12/15/2029	236,993
891,000	Microchip Technology Inc(c) 0.75%, 06/01/2030	898,529
	MicroStrategy Inc(c)
262,000	0.63%, 03/15/2030	293,309
634,000	0.88%, 03/15/2031(d)	551,580
851,000	MKS Instruments Inc(c) 1.25%, 06/01/2030	906,048
706,000	Nutanix Inc 0.25%, 10/01/2027	823,196
Principal Amount(a)		Fair Value
Technology — (continued)
$ 1,767,000	ON Semiconductor Corp 0.50%, 03/01/2029	$ 1,692,786
1,012,000	Parsons Corp(c) 2.63%, 03/01/2029	1,080,310
	Progress Software Corp
692,000	1.00%, 04/15/2026	724,940
133,000	3.50%, 03/01/2030(c)	135,538
1,406,000	Seagate HDD Cayman(c) 3.50%, 06/01/2028	1,918,487
709,000	Super Micro Computer Inc(c)(i) (0.04%), 03/01/2029	710,168
1,035,000	Tyler Technologies Inc 0.25%, 03/15/2026	1,133,325
942,000	Unity Software Inc(i) 6.75%, 11/15/2026	811,533
706,000	Vertex Inc(c) 0.75%, 05/01/2029	841,102
1,206,000	Wolfspeed Inc 1.88%, 12/01/2029	664,506
940,000	Workiva Inc(c) 1.25%, 08/15/2028	830,960
		21,859,316
Utilities — 1.00%
998,000	CMS Energy Corp 3.38%, 05/01/2028	976,543
675,000	NRG Energy Inc 2.75%, 06/01/2048	1,294,312
1,082,000	PG&E Corp(c) 4.25%, 12/01/2027	1,091,197
982,000	PPL Capital Funding Inc 2.88%, 03/15/2028	939,283
		4,301,335
TOTAL CONVERTIBLE BONDS — 17.38% (Cost $69,619,926)		$74,803,534
Shares
COMMON STOCK
Consumer, Cyclical — 0.30%
37,700	Viking Holdings Ltd(j)	1,279,538
Energy — 0.31%
7,400	Exxon Mobil Corp	851,888
29,910	Permian Resources Corp	483,046
		1,334,934
Industrial — 0.08%
8,430	GFL Environmental Inc	328,180
Technology — 0.05%
400	HubSpot Inc(j)	235,916

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Utilities — 0.01%
338	Genon Energy Inc(h)(j)	$ 56,481
TOTAL COMMON STOCK — 0.75% (Cost $2,807,365)		$3,235,049
CONVERTIBLE PREFERRED STOCK
Financial — 0.49%
1,763	Bank of America Corp 7.25%	2,110,311
Industrial — 0.35%
13,789	Chart Industries Inc 6.75%	785,283
6,038	RBC Bearings Inc 5.00%	733,738
		1,519,021
Utilities — 0.35%
36,356	NextEra Energy Inc 6.93%(d)	1,509,138
TOTAL CONVERTIBLE PREFERRED STOCK — 1.19% (Cost $5,080,905)		$5,138,470
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
19,993,489	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(k), 5.26%(l)	$ 19,993,489
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 4.64% (Cost $19,993,489)		$19,993,489
TOTAL INVESTMENTS — 97.91% (Cost $417,978,571)		$421,472,845
OTHER ASSETS & LIABILITIES, NET — 2.09%		$8,989,821
TOTAL NET ASSETS — 100.00%		$430,462,666

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 28, 2024.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	All or a portion of the security is on loan as of June 28, 2024.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Security in bankruptcy.
(g)	Security in default.
(h)	Security is fair valued using significant unobservable inputs.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Non-income producing security.
(k)	Collateral received for securities on loan.
(l)	Rate shown is the 7-day yield as of June 28, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
As of June 28, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BA	USD	51,192	EUR	46,800	09/18/2024	$869
GS	USD	105,452	EUR	96,400	09/18/2024	1,796
MS	USD	308,732	EUR	282,100	09/18/2024	5,397
MS	USD	134,333	GBP	105,200	09/18/2024	1,267
NWM	USD	1,681,831	EUR	1,537,400	09/18/2024	28,707
SSB	USD	2,009,453	EUR	1,836,600	09/18/2024	34,608
SSB	USD	869,055	GBP	680,400	09/18/2024	8,430
					Net Appreciation	$81,074
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.HY.42(c)	USD	8,304	$521,076	$543,342	5.00%	06/20/2029	$(22,266)	3.44%	Quarterly	-
						Net Depreciation	$(22,266)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American High Yield bonds with investment grade credit ratings that trade in the credit default swap market.
Abbreviations
BA	Bank of America Corp
GS	Goldman Sachs
MS	Morgan Stanley & Co LLC
NWM	NatWest Markets PLC
SSB	State Street Bank
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.13%
$ 620,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	$ 577,537
Non-Agency — 17.30%
	1988 Ltd(a)(b)
	Series 2024-4A Class D
1,075,000	9.55%, 04/15/2037 3-mo. SOFR + 4.25%	1,088,021
	Series 2024-5A Class A1
1,325,000	6.87%, 07/15/2037 3-mo. SOFR + 1.54%	1,325,000
	Series 2024-5A Class D1
1,100,000	8.63%, 07/15/2037 3-mo. SOFR + 3.30%	1,100,000
1,000,000	37 Capital Ltd(a)(b) Series 2021-1A Class A 6.79%, 10/15/2034 3-mo. SOFR + 1.46%	1,000,527
532,812	AMMC XI Ltd(a)(b) Series 2012-11A Class A1R2 6.60%, 04/30/2031 3-mo. SOFR + 1.27%	533,219
	Apidos XII(a)(b)
	Series 2013-12A Class AR
4,221,515	6.67%, 04/15/2031 3-mo. SOFR + 1.34%	4,224,567
	Series 2013-12A Class ARR
4,225,000	6.42%, 04/15/2031 3-mo. SOFR + 1.08%	4,225,000
1,147,289	Apidos XV(a)(b) Series 2013-15A Class A1RR 6.60%, 04/20/2031 3-mo. SOFR + 1.27%	1,148,199
1,800,000	Bain Capital Credit Ltd(a)(b) Series 2020-1A Class A1R 6.57%, 04/18/2033 3-mo. SOFR + 1.25%	1,807,780
282,300	Bank of America Auto Trust(a) Series 2023-2A Class A2 5.85%, 08/17/2026	282,499
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,900,000	4.72%, 02/15/2029	1,883,432
	Series 2023-2 Class A
2,600,000	6.23%, 08/15/2028(b) 1-mo. SOFR + 0.90%	2,614,759
	Barings Ltd(a)(b)
	Series 2022-4A Class A
875,000	7.32%, 10/20/2034 3-mo. SOFR + 1.99%	878,035
	Series 2023-1A Class A
900,000	7.08%, 04/20/2036 3-mo. SOFR + 1.75%	905,912
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-1A Class D
$ 750,000	9.27%, 01/20/2037 3-mo. SOFR + 4.00%	$ 766,289
1,000,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	994,984
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 6.84%, 04/25/2034 3-mo. SOFR + 1.51%	3,400,248
675,000	Citibank Credit Card Issuance Trust Series 2023-A1 Class A1 5.23%, 12/08/2027	674,333
2,000,000	Clover Ltd(a)(b) Series 2019-2A Class AR 6.69%, 10/25/2033 3-mo. SOFR + 1.36%	2,001,390
2,225,000	Diameter Capital Ltd(a)(b) Series 2024-7A Class A1A 6.81%, 07/20/2037 3-mo. SOFR + 1.48%	2,226,135
1,000,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	984,930
3,935,568	Dryden Ltd(a)(b) Series 2018-57A Class A 6.59%, 05/15/2031 3-mo. SOFR + 1.27%	3,937,543
675,000	Elmwood Ltd(a)(b) Series 2020-1A Class AR 6.78%, 04/18/2037 3-mo. SOFR + 1.46%	678,688
	Ford Credit Auto Owner Trust
	Series 2021-1 Class A
500,000	1.37%, 10/17/2033(a)	466,242
	Series 2023-C Class A2A
565,031	5.68%, 09/15/2026	564,994
	Series 2024-1 Class A
1,075,000	4.87%, 08/15/2036(a)(c)	1,066,097
3,202,153	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 6.61%, 04/20/2031 3-mo. SOFR + 1.28%	3,204,375
1,300,000	Generate Ltd(a)(b) Series 2024-15A Class A 6.89%, 07/20/2037 3-mo. SOFR + 1.57%	1,305,040
843,269	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	844,363
2,650,000	Golub Capital Partners Ltd(a)(b) Series 2024-74A Class A 6.81%, 07/25/2037 3-mo. SOFR + 1.50%	2,654,298
	Halseypoint Ltd(a)(b)
	Series 2020-2A Class D1R
900,000	8.93%, 07/20/2037 3-mo. SOFR + 3.60%	900,000

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2023-7A Class A
$ 1,500,000	7.57%, 07/20/2036 3-mo. SOFR + 2.25%	$ 1,515,666
1,800,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	1,815,870
356,812	Hyundai Auto Receivables Trust Series 2023-A Class A2A 5.19%, 12/15/2025	356,500
1,900,000	Invesco Ltd(a)(b) Series 2021-2A Class A 6.71%, 07/15/2034 3-mo. SOFR + 1.38%	1,902,194
372,079	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.93%, 05/25/2054 1-mo. SOFR + 1.60%	375,527
2,280,416	Madison Park Funding XXX LTD(a)(b) Series 2018-30A Class A 6.34%, 04/15/2029 3-mo. SOFR + 1.01%	2,280,416
406,515	Nissan Auto Receivables Owner Trust Series 2023-A Class A2A 5.34%, 02/17/2026	406,246
1,100,000	Oaktree Ltd(a)(b) Series 2019-A1 Class ARR 6.84%, 07/20/2037 3-mo. SOFR + 1.51%	1,100,566
1,525,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 6.74%, 04/26/2036 3-mo. SOFR + 1.42%	1,525,165
	Park Blue Ltd(a)(b)
	Series 2022-1A Class A1
800,000	7.78%, 10/20/2034 3-mo. SOFR + 2.45%	804,399
	Series 2024-5A Class A1
2,225,000	6.80%, 07/25/2037 3-mo. SOFR + 1.48%	2,226,135
	Series 2024-5A Class D1
500,000	8.52%, 07/25/2037 3-mo. SOFR + 3.20%	500,851
800,000	RR LTD(a)(b) Series 2024-29RA Class A2R 7.02%, 07/15/2039 3-mo. SOFR + 1.70%	800,000
800,000	RRX Ltd(a)(b) Series 2021-IIIA Class A2 7.34%, 04/15/2034 3-mo. SOFR + 2.01%	800,797
768,269	Santander Drive Auto Receivables Trust Series 2023-6 Class A2 6.08%, 05/17/2027	769,250
Principal Amount		Fair Value
Non-Agency — (continued)
$ 250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 8.84%, 04/18/2031 3-mo. SOFR + 3.51%	$ 229,228
119,508	Sunnova Hestia I Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	120,281
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 7.84%, 01/25/2034 3-mo. SOFR + 2.51%	1,986,598
3,189,146	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 6.73%, 01/20/2031 3-mo. SOFR + 1.40%	3,194,599
4,132,451	Voya Ltd(a)(b) Series 2016-1A Class A1R 6.66%, 01/20/2031 3-mo. SOFR + 1.33%	4,137,518
456,508	World Omni Auto Receivables Trust Series 2023-B Class A2A 5.25%, 11/16/2026	455,937
		76,990,642
TOTAL ASSET-BACKED SECURITIES — 17.43% (Cost $77,560,581)		$77,568,179
CORPORATE BONDS AND NOTES
Basic Materials — 0.36%
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	206,832
400,000	Glencore Funding LLC(a) 1.63%, 04/27/2026	373,957
	Nucor Corp
175,000	3.95%, 05/23/2025	172,604
650,000	4.30%, 05/23/2027	635,846
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	222,822
		1,612,061
Communications — 2.10%
1,922,000	AT&T Inc 2.30%, 06/01/2027	1,777,949
415,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	410,969
68,000	Expedia Group Inc 2.95%, 03/15/2031	58,789
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	397,717
1,025,000	Meta Platforms Inc 3.50%, 08/15/2027	984,064
	Netflix Inc
205,000	4.88%, 04/15/2028	203,954
670,000	5.88%, 11/15/2028	690,313

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	Prosus NV
$ 380,000	3.26%, 01/19/2027(a)	$ 355,648
590,000	3.68%, 01/21/2030	524,358
1,610,000	Rogers Communications Inc 3.20%, 03/15/2027	1,528,014
	T-Mobile USA Inc
1,606,000	3.75%, 04/15/2027	1,543,623
250,000	4.75%, 02/01/2028	246,183
230,000	3.38%, 04/15/2029	212,399
440,000	3.88%, 04/15/2030	411,324
		9,345,304
Consumer, Cyclical — 1.57%
	AutoNation Inc
345,000	4.50%, 10/01/2025	339,600
125,000	1.95%, 08/01/2028	108,387
660,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	659,919
	General Motors Financial Co Inc
450,000	4.30%, 07/13/2025	443,989
825,000	1.25%, 01/08/2026	772,298
1,000,000	5.00%, 04/09/2027	989,794
290,000	Hyatt Hotels Corp 5.50%, 06/30/2034	282,341
310,000	Lennar Corp 4.75%, 11/29/2027	305,680
220,000	Lithia Motors Inc(a)(d) 4.38%, 01/15/2031	195,853
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	371,359
225,000	3.75%, 04/01/2032	204,278
	Marriott International Inc
500,000	5.00%, 10/15/2027	498,655
292,000	4.88%, 05/15/2029	288,286
215,000	Mattel Inc(a) 5.88%, 12/15/2027	215,375
215,000	Newell Brands Inc 4.88%, 06/01/2025	211,877
	Warnermedia Holdings Inc
887,000	4.05%, 03/15/2029	819,138
300,000	4.28%, 03/15/2032	261,848
		6,968,677
Consumer, Non-Cyclical — 4.59%
	AbbVie Inc
675,000	4.80%, 03/15/2029	672,391
661,000	3.20%, 11/21/2029	606,535
700,000	4.95%, 03/15/2031	698,179
110,000	Adventist Health System 2.95%, 03/01/2029	98,768
	Amgen Inc
2,775,000	5.15%, 03/02/2028	2,774,592
630,000	5.25%, 03/02/2030	634,622
675,000	Banner Health 2.34%, 01/01/2030	585,428
655,000	BAT Capital Corp 6.00%, 02/20/2034	662,627
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	$ 200,662
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	889,942
	Bristol-Myers Squibb Co
685,000	4.90%, 02/22/2029	683,650
275,000	2.95%, 03/15/2032	237,960
327,000	Cardinal Health Inc 5.13%, 02/15/2029	326,222
235,000	Centene Corp 2.50%, 03/01/2031	192,860
	Constellation Brands Inc
925,000	3.70%, 12/06/2026	893,740
64,000	4.75%, 05/09/2032	61,513
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	120,626
	CVS Health Corp
151,000	3.25%, 08/15/2029	136,980
225,000	1.88%, 02/28/2031	180,535
	GE HealthCare Technologies Inc
820,000	5.65%, 11/15/2027	830,779
144,000	5.86%, 03/15/2030	147,991
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	906,519
200,000	HCA Inc 5.63%, 09/01/2028	201,784
175,000	Humana Inc 5.95%, 03/15/2034	178,894
580,000	J M Smucker Co 5.90%, 11/15/2028	597,405
230,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.75%, 12/01/2031	201,374
1,355,000	JDE Peet's NV(a) 1.38%, 01/15/2027	1,226,523
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	783,912
450,000	PayPal Holdings Inc 3.90%, 06/01/2027	436,624
595,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	579,720
225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	204,780
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	223,348
255,000	Rush Obligated Group 3.92%, 11/15/2029	241,858
515,000	S&P Global Inc 4.25%, 05/01/2029	499,872
	Solventum Corp(a)
920,000	5.40%, 03/01/2029	917,193
460,000	5.60%, 03/23/2034	451,800
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	185,619
130,000	Sutter Health 2.29%, 08/15/2030	111,429

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	UnitedHealth Group Inc
$ 736,000	5.30%, 02/15/2030	$ 748,537
100,000	4.20%, 05/15/2032	94,111
		20,427,904
Energy — 1.20%
354,000	Aker BP ASA(a) 2.00%, 07/15/2026	329,351
	Cheniere Energy Partners LP
220,000	4.50%, 10/01/2029	209,581
245,000	5.95%, 06/30/2033	248,416
745,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	761,329
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	212,368
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	969,813
325,000	5.50%, 06/01/2027	325,923
1,050,000	MPLX LP 1.75%, 03/01/2026	986,695
150,000	Phillips 66 1.30%, 02/15/2026	140,412
930,000	Reliance Industries Ltd(a)(d) 2.88%, 01/12/2032	787,775
360,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	359,262
		5,330,925
Financial — 3.61%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,096,079
235,000	3.00%, 10/29/2028	213,561
250,000	3.30%, 01/30/2032	214,804
375,000	Air Lease Corp 2.88%, 01/15/2026	359,783
550,000	Ally Financial Inc(d) 7.10%, 11/15/2027	573,057
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	305,818
	Avolon Holdings Funding Ltd(a)
500,000	4.25%, 04/15/2026	485,644
295,000	6.38%, 05/04/2028	299,577
200,000	Banco Santander SA 2.75%, 12/03/2030	166,417
	Bank of America Corp
925,000	4.18%, 11/25/2027	892,984
804,000	5.20%, 04/25/2029	802,726
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	73,294
200,000	5.83%, 10/25/2033	207,060
	BNP Paribas SA(a)
975,000	3.38%, 01/09/2025	962,226
625,000	1.32%, 01/13/2027	583,410
950,000	BPCE SA(a) 1.65%, 10/06/2026	898,908
Principal Amount		Fair Value
Financial — (continued)
$ 875,000	Citigroup Inc 6.05%, 10/30/2024	$ 875,805
950,000	Crown Castle Inc REIT 3.65%, 09/01/2027	902,789
375,000	Deutsche Bank AG 2.13%, 11/24/2026	355,876
411,000	Fifth Third Bancorp 4.77%, 07/28/2030	395,304
224,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	187,130
450,000	ING Groep NV 4.02%, 03/28/2028	433,934
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	265,647
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	219,059
	Morgan Stanley
589,000	5.16%, 04/20/2029	587,089
438,000	2.94%, 01/21/2033	372,265
230,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	149,872
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	213,175
165,000	Truist Financial Corp 6.05%, 06/08/2027	166,156
325,000	UBS Group AG(a) 2.59%, 09/11/2025	322,840
445,000	US Bancorp 5.78%, 06/12/2029	451,738
230,000	VICI Properties LP / VICI Note Co Inc REIT(a) 3.50%, 02/15/2025	226,882
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,826,411
		16,087,320
Industrial — 1.99%
215,000	AECOM 5.13%, 03/15/2027	211,275
235,000	Atkore Inc(a) 4.25%, 06/01/2031	206,850
300,000	Berry Global Inc 1.57%, 01/15/2026	281,853
	Boeing Co
801,000	6.30%, 05/01/2029(a)	812,262
268,000	5.15%, 05/01/2030	257,357
445,000	6.53%, 05/01/2034(a)	455,635
235,000	Hillenbrand Inc 3.75%, 03/01/2031	204,151
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	146,276
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,114,804
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	210,583

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 25,000	Nature Conservancy 1.30%, 07/01/2028	$ 21,446
235,000	Owens Corning(a) 3.50%, 02/15/2030	214,117
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
1,075,000	4.40%, 07/01/2027	1,045,777
367,000	5.25%, 07/01/2029	363,903
275,000	Republic Services Inc 4.88%, 04/01/2029	272,717
920,000	RTX Corp 6.10%, 03/15/2034	968,399
661,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	656,495
1,092,000	Vinci SA(a) 3.75%, 04/10/2029	1,032,793
	Waste Management Inc
200,000	1.15%, 03/15/2028	174,660
200,000	4.15%, 04/15/2032	188,381
		8,839,734
Technology — 1.96%
	Broadcom Inc(a)
885,000	2.45%, 02/15/2031	745,268
340,000	4.15%, 04/15/2032	313,695
250,000	3.47%, 04/15/2034	213,123
688,000	3.14%, 11/15/2035	550,942
296,000	Constellation Software Inc(a) 5.16%, 02/16/2029	295,894
	Dell International LLC / EMC Corp
105,000	5.85%, 07/15/2025	105,254
625,000	6.02%, 06/15/2026	631,539
150,000	5.30%, 10/01/2029	150,846
25,000	6.20%, 07/15/2030	26,245
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	207,741
644,000	HP Inc 4.00%, 04/15/2029	613,481
210,000	Intel Corp 5.15%, 02/21/2034	207,379
	MSCI Inc(a)
585,000	4.00%, 11/15/2029	546,587
225,000	3.63%, 09/01/2030	202,006
105,000	NXP BV / NXP Funding LLC / NXP USA Inc 5.00%, 01/15/2033	102,383
	Oracle Corp
475,000	4.50%, 05/06/2028	466,458
104,000	2.95%, 04/01/2030	92,492
625,000	4.65%, 05/06/2030	612,423
1,000,000	6.25%, 11/09/2032	1,058,411
537,000	4.90%, 02/06/2033	520,908
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	384,516
	Workday Inc
250,000	3.50%, 04/01/2027	239,150
Principal Amount		Fair Value
Technology — (continued)
$ 275,000	3.70%, 04/01/2029	$ 257,970
175,000	3.80%, 04/01/2032	157,244
		8,701,955
Utilities — 0.20%
475,000	NiSource Inc 5.25%, 03/30/2028	474,484
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	211,143
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	222,489
		908,116
TOTAL CORPORATE BONDS AND NOTES — 17.58% (Cost $82,037,567)		$78,221,996
FOREIGN GOVERNMENT BONDS AND NOTES
	African Export-Import Bank(a)
200,000	2.63%, 05/17/2026	187,292
200,000	3.80%, 05/17/2031	170,812
856,000	Romanian Government International Bond 3.00%, 02/14/2031	709,675
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.24% (Cost $1,282,919)		$1,067,779
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.21%
252,262	Angel Oak Mortgage Trust(a)(e) Series 2021-6 Class A1 1.46%, 09/25/2066	202,573
1,275,000	ARZ Trust(a) Series 2024-BILT Class A 5.77%, 06/11/2029	1,279,186
1,600,000	BANK Series 2017-BNK5 Class A5 3.39%, 06/15/2060	1,509,211
825,000	BANK5 Series 2024-5YR7 Class A3 5.77%, 06/15/2057	837,268
	Barclays Commercial Mortgage Securities Trust
	Series 2019-C3 Class C
564,000	4.18%, 05/15/2052	468,498
	Series 2024-C24 Class A5
550,000	5.42%, 02/15/2057	554,219
825,000	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 6.67%, 03/15/2041 1-mo. SOFR + 1.34%	818,812
	BMO Mortgage Trust
	Series 2023-C5 Class A5
900,000	5.77%, 06/15/2056	926,044

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-5C4 Class A3
$ 950,000	6.53%, 05/15/2057(e)	$ 994,932
1,103,960	BRAVO Residential Funding Trust(a)(c) Series 2024-NQM1 Class A1 5.94%, 12/01/2063	1,101,656
	BX Trust(a)(b)
	Series 2021-ARIA Class C
525,000	7.09%, 10/15/2036 1-mo. SOFR + 1.76%	515,813
	Series 2024-BIO Class A
1,400,000	6.97%, 02/15/2041 1-mo. SOFR + 1.64%	1,394,748
	Series 2024-MDHS Class A
450,000	6.97%, 05/15/2041 1-mo. SOFR + 1.64%	448,875
	Series 2024-PAT Class A
325,000	7.42%, 03/15/2041 1-mo. SOFR + 2.09%	324,594
	Series 2024-WPT Class A
850,000	6.87%, 03/15/2034 1-mo. SOFR + 1.54%	850,786
	Series 2024-XL4 Class A
1,428,188	6.77%, 02/15/2039 1-mo. SOFR + 1.44%	1,423,279
	Series 2024-XL5 Class A
743,211	6.72%, 03/15/2041 1-mo. SOFR + 1.39%	739,031
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
175,000	6.00%, 02/25/2055	175,116
	Series 2024-3 Class A5A
300,000	5.50%, 02/25/2055	292,778
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	100,000
1,325,000	COMM Mortgage Trust(a)(b) Series 2024-WCL1 Class A 7.14%, 06/15/2041 1-mo. SOFR + 1.84%	1,317,960
500,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.93%, 04/13/2028	493,112
1,298,489	ELP Commercial Mortgage Trust(a)(b) Series 2021-ELP Class A 6.15%, 11/15/2038 1-mo. SOFR + 0.82%	1,283,078
1,371,988	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b) Series 2024-DNA2 Class M1 6.53%, 05/25/2044 1-mo. SOFR + 1.20%	1,373,576
650,000	GS Mortgage Securities Trust Series 2017-GS7 Class A4 3.43%, 08/10/2050	606,103
Principal Amount		Fair Value
Non-Agency — (continued)
$ 707,803	JP Morgan Chase Commercial Mortgage Securities Trust(a)(b) Series 2022-NLP Class B 6.44%, 04/15/2037 1-mo. SOFR + 1.11%	$ 673,311
	JPMorgan Mortgage Trust(a)(e)
	Series 2021-LTV2 Class A1
731,587	2.52%, 05/25/2052	595,072
	Series 2023-DSC1 Class A1
584,776	4.63%, 07/25/2063	557,583
	Series 2024-1 Class A2
1,380,524	6.00%, 06/25/2054	1,370,764
	Series 2024-2 Class A5A
250,000	6.00%, 08/25/2054	249,379
	Series 2024-4 Class A5A
475,000	6.00%, 10/25/2054	467,228
504,579	Ladder Capital Commercial Mortgage Trust(a)(b) Series 2021-FL2 Class A 6.65%, 12/13/2038 1-mo. SOFR + 1.31%	493,167
567,397	MF1 Ltd(a)(b) Series 2021-FL6 Class A 6.55%, 07/16/2036 1-mo. SOFR + 1.21%	562,787
550,000	Morgan Stanley Capital I Trust(e) Series 2019-L3 Class B 3.77%, 11/15/2052	482,710
	Onslow Bay Financial LLC(a)
	Series 2022-J2 Class A1
576,610	3.50%, 08/25/2052(e)	497,619
	Series 2024-NQM1 Class A1
1,313,544	5.93%, 11/25/2063(c)	1,314,276
	Series 2024-NQM1 Class A2
92,178	6.25%, 11/25/2063(c)	92,000
	Series 2024-NQM2 Class A1
2,155,057	5.88%, 12/25/2063(c)	2,151,327
	Series 2024-NQM4 Class A1
1,006,047	6.07%, 12/05/2064(c)	1,004,452
400,000	Residential Mortgage Loan Trust(a)(e) Series 2019-2 Class B1 4.71%, 05/25/2059	382,988
675,000	SCG Mortgage Trust(a)(b) Series 2024-MSP Class A 7.07%, 04/15/2041 1-mo. SOFR + 1.74%	671,836
2,350,000	Starwood Trust(a)(b) Series 2021-FLWR Class A 6.02%, 07/15/2036 1-mo. SOFR + 0.69%	2,319,182
85,968	Verus Securitization Trust(a)(e) Series 2021-8 Class A1 1.82%, 11/25/2066	75,323
	Wells Fargo Commercial Mortgage Trust
	Series 2021-C59 Class A5
925,000	2.63%, 04/15/2054	775,817

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-1CHI Class A
$ 1,125,000	5.31%, 07/15/2035(a)(e)	$ 1,103,643
	Series 2024-1CHI Class B
700,000	5.74%, 07/15/2035(a)(e)	687,663
		36,559,375
U.S. Government Agency — 1.91%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	6.99%, 12/25/2041 1-mo. SOFR + 1.65%	207,415
	Series 2022-R05 Class 2M1
115,137	7.23%, 04/25/2042 1-mo. SOFR + 1.90%	116,139
	Series 2022-R05 Class 2M2
165,000	8.33%, 04/25/2042 1-mo. SOFR + 3.00%	170,832
	Series 2023-R03 Class 2M2
178,286	9.24%, 04/25/2043 1-mo. SOFR + 3.90%	190,864
	Series 2023-R06 Class 1M2
140,000	8.04%, 07/25/2043 1-mo. SOFR + 2.70%	146,280
	Series 2023-R08 Class 1B1
900,000	8.88%, 10/25/2043 1-mo. SOFR + 3.55%	939,992
	Series 2023-R08 Class 1M2
385,000	7.84%, 10/25/2043 1-mo. SOFR + 2.50%	396,804
	Series 2024-R01 Class 1B1
450,000	8.04%, 01/25/2044 1-mo. SOFR + 2.70%	458,554
	Series 2024-R01 Class 1M2
300,000	7.14%, 01/25/2044 1-mo. SOFR + 1.80%	303,998
	Series 2024-R02 Class 1M2
950,000	7.14%, 02/25/2044 1-mo. SOFR + 1.80%	959,021
	Series 2024-R03 Class 2B1
275,000	8.13%, 03/25/2044 1-mo. SOFR + 2.80%	276,337
	Series 2024-R03 Class 2M2
325,000	7.29%, 03/25/2044 1-mo. SOFR + 1.95%	326,554
	Series 2024-R04 Class 1M2
300,000	6.98%, 05/25/2044 1-mo. SOFR + 1.65%	300,662
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
90,620	6.99%, 01/25/2034 1-mo. SOFR + 1.65%	91,210
	Series 2022-DNA1 Class M1A
314,682	6.33%, 01/25/2042 1-mo. SOFR + 1.00%	314,837
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-DNA3 Class M1A
$ 110,540	7.34%, 04/25/2042 1-mo. SOFR + 2.00%	$ 112,189
	Series 2022-HQA1 Class M1B
550,000	8.84%, 03/25/2042 1-mo. SOFR + 3.50%	578,002
	Series 2024-HQA1 Class A1
1,370,332	6.59%, 03/25/2044 1-mo. SOFR + 1.25%	1,374,375
	Series 2024-HQA1 Class M1
869,473	6.59%, 03/25/2044 1-mo. SOFR + 1.25%	872,463
	Series 2024-HQA1 Class M2
350,000	7.34%, 03/25/2044 1-mo. SOFR + 2.00%	351,755
		8,488,283
TOTAL MORTGAGE-BACKED SECURITIES — 10.12% (Cost $45,589,952)		$45,047,658
MUNICIPAL BONDS AND NOTES
85,000	Metropolitan Transportation Authority Series A2 5.99%, 11/15/2030	86,847
TOTAL MUNICIPAL BONDS AND NOTES — 0.02% (Cost $102,426)		$86,847
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
5,204,129(f)	0.13%, 07/15/2026	4,975,343
14,440,138(f)	0.38%, 07/15/2027	13,704,657
28,568,361(f)	1.63%, 10/15/2027	28,105,611
12,445,116(f)	1.25%, 04/15/2028	12,021,015
12,330,645(f)	2.38%, 10/15/2028	12,493,083
3,443,121(f)	0.25%, 07/15/2029	3,158,493
11,251,384(f)	0.13%, 07/15/2030	10,068,177
7,601,165(f)	0.13%, 07/15/2031	6,675,338
27,132,792(f)	0.63%, 07/15/2032	24,331,051
18,108,362(f)	1.13%, 01/15/2033	16,755,489
41,130,979(f)	1.38%, 07/15/2033	38,841,650
44,498,998(f)	1.75%, 01/15/2034	43,180,670
3,335,253(f)	2.13%, 02/15/2040	3,300,917
14,034,197(f)	1.50%, 02/15/2053	11,788,516
837,425(f)	2.13%, 02/15/2054	814,051
TOTAL U.S. TREASURY BONDS AND NOTES — 51.73% (Cost $231,189,265)		$230,214,061

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
797,616	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 5.26%(h)	$ 797,616
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.18% (Cost $797,616)		$797,616
TOTAL INVESTMENTS — 97.30% (Cost $438,560,326)		$433,004,136
OTHER ASSETS & LIABILITIES, NET — 2.70%		$12,004,168
TOTAL NET ASSETS — 100.00%		$445,008,304
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 28, 2024.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 28, 2024. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of June 28, 2024.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of June 28, 2024.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
TIPS	Treasury Inflation Protected Securities
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	280	USD	30,796	Sep 2024	$222,206
U.S. 2 Year Treasury Note Futures	265	USD	54,118	Sep 2024	10,470
U.S. 5 Year Treasury Note Futures	1,040	USD	110,841	Sep 2024	657,209
Short
U.S. 10 Year Treasury Ultra Futures	57	USD	6,471	Sep 2024	(70,224)
U.S. Long Bond Futures	125	USD	14,789	Sep 2024	(232,723)
U.S. Ultra Bond Futures	189	USD	23,690	Sep 2024	(279,641)
				Net Appreciation	$307,297
As of June 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annual	4.22%	Annual	USD	7,880	04/11/2026	$(28,016)
1-day SOFR	Annual	4.43%	Annual	USD	10,780	04/16/2026	6,044
1-day SOFR	Annual	4.17%	Annual	USD	6,300	05/20/2026	5,906
4.73	Annual	1-day SOFR	Annual	USD	31,850	06/30/2026	230,093
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)
4.00	Annual	1-day SOFR	Annual	USD	2,400	06/20/2027	$(32,956)
3.80	Annual	1-day SOFR	Annual	USD	16,850	04/13/2028	105,869
1-day SOFR	Annual	4.30%	Annual	USD	62,320	11/30/2028	(829,650)
4.02	Annual	1-day SOFR	Annual	USD	18,670	04/16/2030	176,602
1-day SOFR	Annual	3.75%	Annual	USD	3,770	06/20/2031	51,237
1-day SOFR	Annual	2.68%	Annual	USD	8,770	07/28/2032	380,311
3.79	Annual	1-day SOFR	Annual	USD	10,540	05/21/2034	(3,359)
1-day SOFR	Annual	3.99%	Annual	USD	10,310	04/16/2035	(186,373)
2.91	Annual	1-day SOFR	Annual	USD	23,600	07/28/2037	(635,955)
3.39	Annual	1-day SOFR	Annual	USD	4,410	05/10/2038	(48,015)
1-day SOFR	Annual	2.08%	Annual	USD	23,420	07/28/2047	420,652
1-day SOFR	Annual	2.56%	Annual	USD	4,270	05/11/2053	(4,892)
1-day SOFR	Annual	3.38%	Annual	USD	4,650	04/11/2054	(25,125)
1-day SOFR	Annual	3.34%	Annual	USD	6,040	05/20/2054	(7,241)
						Net Depreciation	$(424,868)
As of June 28, 2024 the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Termination Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
CPI	1.72%	USD	21,200	09/23/2025	$3,160,287	At Maturity
CPI	2.06%	USD	13,300	12/23/2025	1,707,421	At Maturity
CPI	3.97%	USD	56,710	03/10/2025	320,557	At Maturity
CPI	3.39%	USD	42,100	06/23/2026	(8,411)	At Maturity
CPI	2.45%	USD	46,933	07/19/2028	272,322	At Maturity
				Net Appreciation	$5,452,176
Abbreviations
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 14.30%
	ACHV ABS Trust(b)
	Series 2023-1PL Class B
$ 161,137	6.80%, 03/18/2030	$ 161,230
	Series 2023-3PL Class B
626,123	7.17%, 08/19/2030	628,317
741,958	ACM Auto Trust(b) Series 2023-2A Class A 7.97%, 06/20/2030	745,860
965,000	Adams Outdoor Advertising LP(b) Series 2023-1 Class A2 6.97%, 07/15/2053	998,384
	Affirm Asset Securitization Trust(b)
	Series 2023-B Class A
325,000	6.82%, 09/15/2028	328,872
	Series 2024-A Class 1D
100,000	6.89%, 02/15/2029	100,325
	Series 2024-A Class B
330,000	5.93%, 02/15/2029	328,874
452,079	Aimco Ltd(b)(c) Series 2020-12A Class AR 6.49%, 01/17/2032 3-mo. SOFR + 1.17%	452,394
	American Credit Acceptance Receivables Trust(b)
	Series 2022-1 Class D
200,000	2.46%, 03/13/2028	196,266
	Series 2022-1 Class E
1,260,000	3.64%, 03/13/2028	1,221,019
	Series 2022-4 Class C
77,181	7.86%, 02/15/2029	77,736
	Series 2023-4 Class D
500,000	7.65%, 09/12/2030	517,932
85,000	AmeriCredit Automobile Receivables Trust Series 2020-3 Class D 1.49%, 09/18/2026	82,556
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	523,160
	Series 2021-SFR2 Class C
1,992,879	1.88%, 08/17/2038	1,835,534
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	475,969
1,423,055	Amur Equipment Finance Receivables XII LLC(b) Series 2023-1A Class A2 6.09%, 12/20/2029	1,431,368
1,704,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	1,761,737
	Aqua Finance Trust(b)
	Series 2019-A Class A
136,316	3.14%, 07/16/2040	129,506
	Series 2019-A Class C
745,236	4.01%, 07/16/2040	688,966
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-A Class B
$ 110,000	2.40%, 07/17/2046	$ 91,414
1,742,125	Arbys Funding LLC(b) Series 2020-1A Class A2 3.24%, 07/30/2050	1,615,512
235,560	Ascent Education Funding Trust(b) Series 2024-A Class A 6.14%, 10/25/2050	236,174
	Auxilior Term Funding LLC(b)
	Series 2023-1A Class D
770,000	7.27%, 12/16/2030	776,247
	Series 2024-1A Class B
1,282,000	5.69%, 07/15/2031	1,279,830
865,000	Avant Credit Card Master Trust(b) Series 2021-1A Class A 1.37%, 04/15/2027	846,707
160,342	Avid Automobile Receivables Trust(b) Series 2023-1 Class A 6.63%, 07/15/2026	160,432
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2019-2A Class D
803,500	3.04%, 09/22/2025	799,111
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	469,905
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	140,540
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	145,444
	Series 2023-3A Class A
385,000	5.44%, 02/22/2028	384,693
	Series 2023-8A Class C
110,000	7.34%, 02/20/2030	114,332
	Series 2024-1A Class C
100,000	6.48%, 06/20/2030	100,619
	BHG Securitization Trust(b)
	Series 2022-A Class B
615,000	2.70%, 02/20/2035	591,442
	Series 2023-B Class A
1,048,422	6.92%, 12/17/2036	1,070,685
	Series 2023-B Class B
385,000	7.45%, 12/17/2036	396,390
	Series 2024-1CON Class A
1,085,786	5.81%, 04/17/2035	1,089,341
	Series 2024-1CON Class B
195,000	6.49%, 04/17/2035	195,163
	Series 2024-1CON Class C
100,000	6.86%, 04/17/2035	99,875
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
910,000	7.84%, 08/15/2029	950,332
	Series 2024-2 Class D
730,000	6.30%, 02/15/2030	733,577
	Business Jet Securities LLC(b)
	Series 2021-1A Class B
45,331	2.92%, 04/15/2036	42,882

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-2 Class D
$ 330,589	6.20%, 05/15/2039	$ 331,690
718,056	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	714,235
843,900	Cajun Global LLC(b) Series 2021-1 Class A2 3.93%, 11/20/2051	768,087
313,375	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	285,000
	CarMax Auto Owner Trust
	Series 2020-3 Class D
200,000	2.53%, 01/15/2027	199,659
	Series 2020-4 Class D
175,000	1.75%, 04/15/2027	171,497
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	94,029
	Series 2023-4 Class D
100,000	7.16%, 04/15/2030	103,080
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	99,813
1,113,000	CarNow Auto Receivables Trust(b) Series 2023-1A Class C 7.24%, 09/15/2026	1,112,515
	Carvana Auto Receivables Trust
	Series 2019-3A Class E
255,121	4.60%, 07/15/2026(b)	254,639
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	123,158
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	925,709
	Series 2023-N4 Class D
100,000	7.22%, 02/11/2030(b)	102,422
	Series 2024-N1 Class B
1,495,000	5.63%, 05/10/2030(b)	1,494,914
	Series 2024-N1 Class D
100,000	6.30%, 05/10/2030(b)	99,866
176,351	Castlelake Aircraft Securitization Trust(b) Series 2018-1 Class B 5.30%, 06/15/2043	136,493
739,359	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	740,796
262,550	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	237,263
139,817	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	124,233
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
65,494	2.92%, 07/25/2051	59,193
	Series 2021-C Class D
100,000	4.11%, 07/26/2055	89,682
	Series 2023-B Class C
160,000	7.58%, 06/25/2054	162,177
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-B Class A1A
$ 1,200,000	5.69%, 08/25/2054	$ 1,202,955
	Series 2024-B Class B
300,000	6.08%, 08/25/2054	300,181
101,198	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	89,156
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
138,571	2.71%, 10/15/2052	136,320
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	129,761
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	207,771
	Series 2020-2 Class C
100,000	4.75%, 05/15/2052(d)	93,492
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	86,141
	Series 2021-2 Class C
205,000	2.48%, 07/15/2054	165,623
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	86,131
1,050,000	CPS Auto Receivables Trust(b) Series 2023-D Class C 7.17%, 01/15/2030	1,073,523
	Credit Acceptance Auto Loan Trust(b)
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	246,332
	Series 2024-1A Class A
928,000	5.68%, 03/15/2034	930,283
	Series 2024-1A Class C
170,000	6.71%, 07/17/2034	172,267
	Series 2024-2A Class C
235,000	6.70%, 10/16/2034	236,492
154,687	DB Master Finance LLC(b) Series 2017-1A Class A2II 4.03%, 11/20/2047	146,852
610,000	Dext LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	609,184
151,292	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	142,566
1,620,000	Discover Card Execution Note Trust Series 2023-A2 Class A 4.93%, 06/15/2028	1,613,270
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
324,300	4.12%, 07/25/2047	310,270
	Series 2018-1A Class A2II
66,325	4.33%, 07/25/2048	63,777
	DT Auto Owner Trust(b)
	Series 2022-1A Class D
545,000	3.40%, 12/15/2027	530,735

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-1A Class D
$ 1,091,000	6.44%, 11/15/2028	$ 1,096,380
	Series 2023-3A Class C
570,000	6.40%, 05/15/2029	574,192
	Series 2023-3A Class D
325,000	7.12%, 05/15/2029	332,543
107,898	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	98,107
40,082	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	36,973
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
114,505	2.54%, 03/25/2044	102,736
	Series 2021-A Class B
66,586	2.09%, 12/26/2046(d)	54,273
326,211	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	323,340
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
70,473	2.58%, 09/15/2025(b)	70,370
	Series 2020-2A Class D
30,398	4.73%, 04/15/2026(b)	30,372
	Series 2022-2A Class D
100,000	4.56%, 07/17/2028	97,857
	Series 2022-6A Class C
110,000	6.32%, 05/15/2028	110,293
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	206,157
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,196,815
	Series 2023-5A Class D
655,000	7.13%, 02/15/2030	674,323
807,700	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 5.75%, 04/25/2051	683,425
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	190,488
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	151,286
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
270,000	1.74%, 08/17/2037	257,211
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	190,542
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	95,791
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	731,572
	Series 2021-SFR1 Class D
505,000	2.19%, 08/17/2038	463,966
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR1 Class E1
$ 335,000	2.39%, 08/17/2038	$ 306,529
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	164,121
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	127,451
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	194,470
1,100,000	Five Guys Holdings Inc(b) Series 2023-1A Class A2 7.55%, 01/26/2054	1,140,201
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
50,798	2.86%, 12/15/2025	50,546
	Series 2019-4 Class D
185,257	3.12%, 01/15/2026	183,562
	Series 2020-1 Class D
411,683	2.48%, 03/16/2026	405,795
	Series 2020-4 Class D
240,000	2.18%, 02/16/2027	229,632
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	194,188
248,750	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	263,279
175,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	178,645
	Foundation Finance Trust(b)
	Series 2023-2A Class A
787,549	6.53%, 06/15/2049	798,269
	Series 2023-2A Class B
100,000	6.97%, 06/15/2049	101,787
230,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	222,894
	Freedom Financial Trust(b)
	Series 2021-2 Class C
9,537	1.94%, 06/19/2028	9,519
	Series 2021-3FP Class D
185,901	2.37%, 11/20/2028	181,894
	Series 2022-1FP Class D
165,000	3.35%, 03/19/2029	161,134
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,275,000	6.60%, 08/20/2053	1,282,652
	Series 2024-1 Class C
1,110,000	11.16%, 06/20/2054	1,107,730
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-3A Class E
1,705,000	4.31%, 07/15/2027	1,690,703
	Series 2021-1A Class D
675,570	1.68%, 01/15/2027	661,409
	Series 2021-2A Class D
345,000	1.42%, 04/15/2027	332,816
	Series 2022-2A Class D
770,000	6.15%, 04/17/2028	769,866

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-1A Class B
$ 900,000	6.09%, 03/15/2029	$ 912,583
	Series 2023-2A Class A3
842,000	6.38%, 02/15/2029	858,027
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	155,495
	Series 2023-4A Class D
300,000	7.18%, 08/15/2029	309,339
	Series 2024-1A Class D
200,000	5.95%, 12/17/2029	199,833
	Series 2024-2A Class C
1,205,000	6.03%, 02/15/2030	1,214,136
	Series 2024-2A Class D
230,000	6.19%, 02/15/2030	231,104
80,000	GLS Auto Select Receivables Trust(b) Series 2024-2A Class C 5.93%, 06/17/2030	80,186
1,515,000	GoldentTree Loan Management US 1 Ltd(b)(c) Series 2021-9A Class AR 6.82%, 04/20/2037 3-mo. SOFR + 1.50%	1,525,226
1,491,262	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	1,496,906
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class C
791,000	2.63%, 06/25/2026	764,192
	Series 2022-1A Class D
655,000	4.85%, 06/25/2026	632,357
	Series 2023-1A Class D2
255,000	9.13%, 06/25/2027	254,309
	Hertz Vehicle Financing LLC(b)
	Series 2022-2A Class D
250,000	5.16%, 06/26/2028	224,023
	Series 2022-4A Class D
395,000	6.56%, 09/25/2026	384,179
	Hilton Grand Vacations Trust(b)
	Series 2022-2A Class C
635,810	5.57%, 01/25/2037	624,870
	Series 2024-1B Class C
56,803	6.62%, 09/15/2039	57,458
	HIN Timeshare Trust(b)
	Series 2020-A Class C
319,937	3.42%, 10/09/2039	299,387
	Series 2024-A Class A
87,157	5.49%, 03/15/2043	87,239
	Home Partners of America Trust(b)
	Series 2019-1 Class D
152,568	3.41%, 09/17/2039	141,373
	Series 2019-2 Class D
123,837	3.12%, 10/19/2039	113,574
	Series 2021-1 Class E
84,796	2.58%, 09/17/2041	68,956
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 223,447	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	$ 193,471
1,050,000	Hotwire Funding LLC(b) Series 2021-1 Class C 4.46%, 11/20/2051	950,913
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
165,000	2.40%, 11/20/2029	160,103
	Series 2023-2A Class D
100,000	6.97%, 07/21/2031	101,660
290,250	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	279,640
636,192	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	611,441
512,962	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	477,090
4,121	JPMorgan Chase Bank NA(b) Series 2021-1 Class D 1.17%, 09/25/2028	4,104
	LAD Auto Receivables Trust(b)
	Series 2022-1A Class A
631,374	5.21%, 06/15/2027	629,280
	Series 2023-1A Class D
1,100,000	7.30%, 06/17/2030	1,115,973
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	709,225
	Series 2023-4A Class C
1,244,000	6.76%, 03/15/2029	1,272,461
	Series 2023-4A Class D
75,000	7.37%, 04/15/2031	77,830
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	99,314
177,590	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	160,555
	Lendbuzz Securitization Trust(b)
	Series 2022-1A Class A
358,727	4.22%, 05/17/2027	353,676
	Series 2023-2A Class A2
532,180	7.09%, 10/16/2028	536,659
860,000	Lobel Automobile Receivables Trust(b) Series 2023-1 Class B 7.05%, 09/15/2028	860,791
	MAPS Ltd(b)
	Series 2018-1A Class A
108,288	4.21%, 05/15/2043	102,874
	Series 2021-1A Class A
334,655	2.52%, 06/15/2046	301,276
152,660	Mariner Finance Issuance Trust(b) Series 2020-AA Class A 2.19%, 08/21/2034	151,266

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Marlette Funding Trust(b)
	Series 2021-2A Class C
$ 29,099	1.50%, 09/15/2031	$ 28,896
	Series 2021-3A Class C
145,000	1.81%, 12/15/2031	140,948
	Series 2024-1A Class B
115,000	6.07%, 07/17/2034	115,315
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
1,662,940	7.21%, 05/20/2036	1,677,793
	Series 2023-1A Class D
220,000	8.20%, 05/20/2036	223,516
	Mercury Financial Credit Card Master Trust(b)
	Series 2023-1A Class A
1,375,000	8.04%, 09/20/2027	1,384,672
	Series 2024-2A Class A
725,000	6.56%, 07/20/2029	727,731
1,120,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	1,131,295
	Mission Lane Credit Card Master Trust(b)
	Series 2023-B Class A
330,000	7.69%, 11/15/2028	333,944
	Series 2024-A Class B
415,000	6.59%, 08/15/2029	413,735
904,900	Momnt Technologies Trust(b) Series 2023-1A Class A 6.92%, 03/20/2045	908,765
114,944	Mosaic Solar Loans LLC(b) Series 2024-1 Class B 6.25%, 09/20/2049	112,296
	MVW Owner Trust(b)
	Series 2019-1A Class C
14,452	3.33%, 11/20/2036	13,991
	Series 2021-2A Class C
299,373	2.23%, 05/20/2039	275,452
	Series 2024-1A Class A
1,336,183	5.32%, 02/20/2043	1,333,380
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	84,357
	Series 2020-HA Class A
29,280	1.31%, 01/15/2069	26,961
	Series 2021-A Class A
129,218	0.84%, 05/15/2069	114,166
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	76,306
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	169,878
245,000	Navient Student Loan Trust(b) Series 2023-BA Class B 7.23%, 03/15/2072	253,237
1,000,890	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	929,339
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 250,000	Nelnet Student Loan Trust(b) Series 2021-BA Class B 2.68%, 04/20/2062	$ 207,004
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
12,286	3.57%, 03/14/2033	12,257
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	229,854
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	258,629
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
920,000	6.92%, 07/15/2037 3-mo. SOFR + 1.60%	919,827
	Series 1A Class B1
650,000	7.47%, 07/15/2037 3-mo. SOFR + 2.15%	656,997
1,225,000	PEAC Solutions Receivables LLC(b) Series 2024-1A Class B 5.79%, 11/20/2030	1,224,878
250,000	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	250,000
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
515,700	3.86%, 12/05/2049	470,771
	Series 2022-1A Class A2II
97,750	4.01%, 12/05/2051	85,759
	Series 2024-1A Class A2I
1,140,000	5.77%, 06/05/2054	1,136,806
894,288	PowerPay Issuance Trust(b) Series 2024-1A Class A 6.53%, 02/18/2039	895,372
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
235,000	3.67%, 02/15/2028	232,086
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	430,661
	Series 2023-2A Class B
1,068,000	6.64%, 12/15/2027	1,080,536
	Series 2023-2A Class D
100,000	7.71%, 08/15/2029	103,146
	Progress Residential Trust(b)
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027	137,683
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	321,699
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	116,244
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	96,791
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	92,277
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	92,124

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR5 Class E1
$ 145,000	2.21%, 07/17/2038	$ 133,265
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	91,564
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	170,280
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	91,732
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	176,836
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	84,691
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	87,354
	Series 2023-SFR2 Class B
100,000	4.50%, 10/17/2040	95,100
1,430,000	Purchasing Power Funding LLC(b) Series 2024-A Class B 6.43%, 08/15/2028	1,430,551
943,351	RCKT Mortgage Trust(b)(d) Series 2024-CES1 Class A1A 6.03%, 02/25/2044	944,183
	Reach ABS Trust(b)
	Series 2023-1A Class B
898,000	7.33%, 02/18/2031	908,071
	Series 2024-1A Class B
1,470,000	6.29%, 02/18/2031	1,468,880
451,198	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 6.69%, 05/20/2031 3-mo. SOFR + 1.36%	451,283
	Santander Drive Auto Receivables Trust
	Series 2020-2 Class D
87,755	2.22%, 09/15/2026	87,616
	Series 2024-3 Class D
795,000	5.97%, 10/15/2031	796,828
940,000	SBNA Auto Receivables Trust(b) Series 2024-A Class C 5.59%, 01/15/2030	942,183
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
135,000	3.79%, 11/20/2031	128,445
	Series 2022-2A Class C
210,000	6.50%, 08/20/2032	212,757
	Series 2024-1A Class C
100,000	5.82%, 09/20/2032	100,527
	Series 2024-1A Class D
100,000	6.58%, 06/21/2033	100,566
400,000	SEB Funding LLC(b) Series 2024-1A Class A2 7.39%, 04/30/2054	405,612
139,946	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	132,280
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
$ 34,239	3.12%, 05/20/2036	$ 34,155
	Series 2019-3A Class C
23,498	3.00%, 08/20/2036	23,296
	Series 2021-1A Class C
20,508	1.79%, 11/20/2037	19,527
	Series 2023-2A Class B
685,963	6.28%, 04/20/2040	686,860
	Series 2023-2A Class C
60,172	7.30%, 04/20/2040	61,018
	Series 2023-3A Class C
191,303	7.12%, 09/20/2040	192,936
350,000	Signal Peak Ltd(b)(c) Series 2014-1A Class AR3 6.74%, 04/17/2034 3-mo. SOFR + 1.42%	350,475
548,437	Slam Ltd(b) Series 2021-1A Class A 2.43%, 06/15/2046	490,742
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
56,883	3.50%, 09/15/2043	55,742
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	94,016
	Series 2019-B Class A2A
357,816	2.84%, 06/15/2037	341,252
	Series 2020-A Class A2A
47,301	2.23%, 09/15/2037	44,453
	Series 2021-A Class A2A2
114,667	6.17%, 01/15/2053(c) 1-mo. SOFR + 0.84%	113,948
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	164,295
	Series 2024-A Class B
173,000	5.88%, 03/15/2056	171,981
100,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	95,781
100,000	Stream Innovations Issuer Trust(b) Series 2024-1A Class A 6.27%, 07/15/2044	99,980
1,305,000	Subway Funding LLC(b) Series 2024-1A Class A2I 6.03%, 07/30/2054	1,316,513
372,503	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	294,039
523,878	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	506,475
534,375	Taco Bell Funding LLC(b) Series 2016-1A Class A23 4.97%, 05/25/2046	524,062

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 965,000	Tesla Auto Lease Trust(b) Series 2023-A Class B 6.41%, 07/20/2027	$ 970,362
269,406	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	234,005
392,500	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	390,453
488,268	Towd Point Mortgage Trust(b)(d) Series 2024-CES1 Class A1A 5.85%, 01/25/2064	486,629
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,055,000	6.74%, 11/15/2027(c) 1-day SOFR + 1.40%	1,057,638
	Series 2024-1A Class B
200,000	7.29%, 11/15/2027	200,439
1,119,000	Tricolor Auto Securitization Trust(b) Series 2023-1A Class C 7.24%, 02/16/2027	1,122,116
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,659,318
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	109,579
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	215,762
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	793,346
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	200,281
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	455,519
	United Auto Credit Securitization Trust(b)
	Series 2023-1 Class C
1,112,000	6.28%, 07/10/2028	1,108,953
	Series 2023-1 Class D
1,148,000	8.00%, 07/10/2028	1,150,557
879,168	US Bank NA(b) Series 2023-1 Class B 6.79%, 08/25/2032	883,207
305,000	VERDE Ltd(b)(c) Series 2019-1A Class AR 6.69%, 04/15/2032 3-mo. SOFR + 1.36%	305,515
1,220,000	Veros Auto Receivables Trust(b) Series 2024-1 Class C 7.57%, 12/15/2028	1,226,014
	VFI ABS LLC(b)
	Series 2022-1A Class B
1,100,000	3.04%, 07/24/2028	1,085,460
	Series 2023-1A Class A
637,327	7.27%, 03/26/2029	639,394
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 100,000	VStrong Auto Receivables Trust(b) Series 2024-A Class B 5.77%, 07/15/2030	$ 100,518
685,399	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	616,867
60,769	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	57,092
975,000	Westgate Resorts LLC(b) Series 2024-1A Class A 6.06%, 01/20/2038	973,271
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class C
1,400,000	5.74%, 08/15/2028	1,398,559
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	157,493
	Series 2023-4A Class D
640,000	7.19%, 07/16/2029	657,122
	Series 2024-1A Class B
1,343,000	5.55%, 11/15/2027	1,337,869
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	199,578
929,060	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	981,394
700,000	Ziply Fiber Issuer LLC(b) Series 2024-1A Class A2 6.64%, 04/20/2054	710,226
TOTAL ASSET-BACKED SECURITIES — 14.30% (Cost $137,517,912)		$136,066,402
BANK LOANS
	Acrisure LLC(c)
347,563	8.34%,02/16/2027 1-mo. SOFR + 3.01%	347,020
299,250	8.59%,11/06/2030 3-mo. SOFR + 3.27%	298,751
	Agiliti Health Inc(c)
563,580	8.33%,05/01/2030 3-mo. SOFR + 3.01%	560,058
565,000	8.34%,05/01/2030 1-mo. SOFR + 3.01%	562,175
155,000	Ahead DB Holdings LLC(c) 9.58%, 02/01/2031 3-mo. SOFR + 4.26%	155,222
233,067	Alliance Laundry Systems LLC(c) 8.90%, 10/08/2027 3-mo. SOFR + 3.57%	233,708
30,000	Alterra Mountain Co(c) 9.09%, 05/31/2030 1-mo. SOFR + 3.76%	30,150

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 245,624	Amentum Government Services Holdings LLC(c) 9.34%, 02/15/2029 1-mo. SOFR + 4.01%	$ 246,136
445,839	American Axle & Manufacturing Inc(c) 8.33%, 12/12/2029 1-mo. SOFR + 2.99%	446,768
583	Anchor Glass Container Corp(c) 7.91%, 12/07/2023 1-mo. SOFR + 2.57%	466
	Applied Systems Inc(c)
723,675	8.83%,02/24/2031 3-mo. SOFR + 3.51%	728,692
75,000	10.58%,02/23/2032 3-mo. SOFR + 5.26%	77,438
	Arcline FM Holdings LLC(c)
565,452	10.35%,06/23/2028 3-mo. SOFR + 5.02%	565,806
140,000	13.85%,06/25/2029 3-mo. SOFR + 8.52%	138,950
253,215	Arsenal AIC Parent LLC(c) 9.09%, 08/18/2030 1-mo. SOFR + 3.76%	254,402
561,364	Ascend Learning LLC(c) 8.94%, 12/11/2028 1-mo. SOFR + 3.61%	560,662
1,150,000	Asplundh Tree Expert LLC(c) 7.08%, 05/08/2031 1-mo. SOFR + 1.74%	1,148,562
265,000	AssuredPartners Inc(c) 8.84%, 02/14/2031 1-mo. SOFR + 3.51%	265,497
	Asurion LLC(c)
228,226	8.71%,12/23/2026 1-mo. SOFR + 3.37%	226,229
351,553	8.71%,07/31/2027 1-mo. SOFR + 3.37%	345,401
600,000	B&G Foods Inc(c) 9.33%, 04/03/2028 1-mo. SOFR + 4.00%	598,750
803,652	Barracuda Parent LLC(c) 9.81%, 08/15/2029 6-mo. SOFR + 4.56%	800,974
282,863	Bausch & Lomb Corp(c) 9.34%, 09/29/2028 1-mo. SOFR + 4.01%	280,918
244,388	BIFM US Finance LLC(c) 9.59%, 05/31/2028 1-mo. SOFR + 4.26%	245,304
445,255	Blackhawk Network Holdings Inc(c) 10.35%, 03/12/2029 1-mo. SOFR + 5.01%	445,719
159,600	BMC Software(c) 9.34%, 12/29/2028 1-mo. SOFR + 4.01%	159,671
528,000	Boost Newco Borrower LLC(c) 8.33%, 01/31/2031 3-mo. SOFR + 3.01%	527,623
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 430,965	BrightView Landscapes LLC(c) 7.82%, 04/20/2029 1-mo. SOFR + 2.49%	$ 432,940
545,990	Brown Group Holding LLC(c) 8.19%, 06/07/2028 1-mo. SOFR + 2.86%	545,762
194,238	Caesars Entertainment Inc(c) 8.10%, 02/06/2030 3-mo. SOFR + 2.77%	194,043
	Carnival Corp(c)
210,266	8.09%,08/08/2027 1-mo. SOFR + 2.76%	210,792
511,902	8.09%,10/18/2028 1-mo. SOFR + 2.76%	513,608
130,000	Carroll County Energy LLC(c) 9.35%, 06/20/2031 1-mo. SOFR + 4.01%	129,675
250,000	Cedar Fair LP(c) 7.33%, 04/18/2031 1-mo. SOFR + 1.99%	249,375
656,256	Central Parent LLC(c) 8.58%, 07/06/2029 3-mo. SOFR + 3.26%	643,131
533,662	Century DE Buyer LLC(c) 9.33%, 09/27/2030 3-mo. SOFR + 4.00%	532,995
180,000	Ceva Sante(c) 8.57%, 11/12/2030 1-mo. SOFR + 3.24%	180,600
	Chariot Buyer LLC(c)
471,949	8.69%,11/03/2028 1-mo. SOFR + 3.36%	471,528
294,262	8.84%,11/03/2028 1-mo. SOFR + 3.51%	294,875
259,692	Chart Industries Inc(c) 8.68%, 03/15/2030 1-mo. SOFR + 3.34%	260,341
656,148	CHG Healthcare Services(c) 8.71%, 09/29/2028 1-mo. SOFR + 3.37%	656,734
605,527	Cincinnati Bell Inc(c) 8.68%, 11/22/2028 1-mo. SOFR + 3.34%	602,331
795,143	Clydesdale Acquisition Holdings Inc(c) 9.12%, 04/13/2029 1-mo. SOFR + 3.78%	796,336
204,488	CNT Holdings I Corp(c) 8.83%, 11/08/2027 3-mo. SOFR + 3.50%	204,857
972,562	Cogeco Communications Finance US LP(c) 8.59%, 09/18/2030 1-mo. SOFR + 3.26%	922,962
251,883	ConnectWise LLC(c) 9.10%, 09/29/2028 3-mo. SOFR + 3.77%	249,679
	Cornerstone Building Brands Inc(c)
508,686	8.68%,04/12/2028 1-mo. SOFR + 3.34%	495,333
285,000	9.93%,05/15/2031 1-mo. SOFR + 4.59%	282,625

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 458,850	Cotiviti Inc(c) 8.58%, 05/01/2031 1-mo. SOFR + 3.24%	$ 457,846
600,000	Covia Holdings Corp(c) 9.57%, 07/31/2026 3-mo. SOFR + 4.24%	596,100
464,665	CPM Holdings Inc(c) 9.84%, 09/28/2028 1-mo. SOFR + 4.51%	459,728
280,000	Crisis Prevention Institute Inc(c) 10.08%, 04/09/2031 3-mo. SOFR + 4.76%	279,300
957,576	CSC Holdings LLC(c) 9.83%, 01/18/2028 1-mo. SOFR + 4.49%	918,794
552,982	Del Monte Food Inc(c) 9.74%, 05/16/2029 3-mo. SOFR + 4.41%	419,403
753,700	Delivery Hero SE(c) 10.32%, 12/12/2029 3-mo. SOFR + 5.00%	758,882
430,617	DG Investment Intermediate Holdings 2 Inc(c) 10.09%, 03/31/2028 1-mo. SOFR + 4.76%	431,693
739,847	DirecTV Financing LLC(c) 10.71%, 08/02/2029 1-mo. SOFR + 5.37%	735,593
565,000	DS Parent Inc(c) 10.83%, 01/31/2031 3-mo. SOFR + 5.51%	562,881
416,850	DXP Enterprises Inc(c) 10.16%, 10/11/2030 6-mo. SOFR + 4.91%	418,934
	Dynasty Acquisition Co Inc(c)
429,102	8.84%,08/23/2028 1-mo. SOFR + 3.51%	430,389
181,328	8.84%,08/24/2028 1-mo. SOFR + 3.51%	181,872
400,801	Eagle Broadband Investments LLC(c) 8.60%, 11/12/2027 3-mo. SOFR + 3.27%	397,628
507,950	ECL Entertainment LLC(c) 9.34%, 08/31/2030 1-mo. SOFR + 4.01%	509,008
468,822	EG America LLC(c) 10.83%, 02/07/2028 1-day SOFR + 5.50%	458,274
130,000	Endo Finance Holdings Inc(c) 9.83%, 04/09/2031 3-mo. SOFR + 4.50%	129,648
733,111	Endurance International Group Holdings Inc(c) 8.94%, 02/10/2028 1-mo. SOFR + 3.61%	676,982
310,000	Ensemble RCM LLC(c) 8.33%, 08/03/2029 1-mo. SOFR + 3.00%	308,708
564,184	Entain Holdings Ltd(c) 7.86%, 03/29/2027 6-mo. SOFR + 2.61%	564,301
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 240,000	Entain PLC(c) 8.10%, 10/31/2029 1-mo. SOFR + 2.76%	$ 240,150
633,837	Epicor Software Corp(c) 8.59%, 05/23/2031 1-mo. SOFR + 3.26%	636,142
303,448	Fertitta Entertainment LLC(c) 9.08%, 01/27/2029 1-mo. SOFR + 3.74%	303,482
235,000	Fiesta Purchaser Inc(c) 9.34%, 02/12/2031 1-mo. SOFR + 4.01%	236,534
799,236	Filtration Group Corp(c) 8.96%, 10/21/2028 1-mo. SOFR + 3.62%	802,333
629,146	First Brands Group LLC(c) 10.59%, 03/30/2027 3-mo. SOFR + 5.27%	624,690
300,000	Fortress Intermediate 3 Inc(c) 9.08%, 05/09/2031 1-mo. SOFR + 3.74%	300,000
218,656	Foundation Building Materials Inc(c) 9.33%, 01/29/2031 3-mo. SOFR + 4.00%	217,460
963,156	Freeport LNG Investments LLP(c) 9.09%, 12/21/2028 3-mo. SOFR + 3.76%	961,550
568,579	Gainwell Acquisition Corp(c) 9.43%, 10/01/2027 3-mo. SOFR + 4.11%	546,262
558,579	Garda World Security Corp(c) 9.59%, 02/01/2029 3-mo. SOFR + 4.27%	561,651
	Generation Bridge Northeast LLC(c)
181,000	9.58%,08/07/2029 1-mo. SOFR + 4.24%	181,905
79,893	8.84%,08/22/2029 1-mo. SOFR + 3.51%	80,292
625,000	Gloves Buyer Inc(c) 9.46%, 12/29/2027 1-mo. SOFR + 4.12%	621,094
240,000	Grant Thornton Advisors LLC(c) 8.60%, 06/02/2031 3-mo. SOFR + 3.27%	240,700
671,991	Gray Television Inc(c) 8.46%, 12/01/2028 1-mo. SOFR + 3.12%	603,112
298,000	GTCR W Merger Sub LLC(c) 7.84%, 01/31/2031 1-mo. SOFR + 2.50%	298,000
140,000	Hamilton Projects Acquiror LLC(c) 9.09%, 05/22/2031 1-mo. SOFR + 3.76%	140,729
778,050	Hertz Corp(c) 9.10%, 06/30/2028 3-mo. SOFR + 3.77%	703,405

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 734,718	Hilton Domestic Operating Co(c) 7.08%, 11/08/2030 1-mo. SOFR + 1.74%	$ 735,637
	Hilton Grand Vacations(c)
45,000	7.83%,08/08/2028 1-mo. SOFR + 2.49%	44,981
1,874,138	7.58%,01/17/2031 1-mo. SOFR + 2.24%	1,873,356
523,687	Hilton Grand Vacations Borrower LLC(c) 8.09%, 01/17/2031 1-mo. SOFR + 2.76%	523,469
	Hub International Ltd(c)
204,488	9.58%,06/08/2030 1-mo. SOFR + 4.24%	204,822
720,000	8.58%,06/20/2030 1-mo. SOFR + 3.24%	721,177
466,430	Hunter Douglas Holding BV(c) 8.84%, 02/26/2029 3-mo. SOFR + 3.51%	462,099
599,866	Hunter Holdco 3 Ltd(c) 9.68%, 08/19/2028 3-mo. SOFR + 4.36%	596,116
749,559	Husky Injection Molding Systems Ltd(c) 10.33%, 02/15/2029 6-mo. SOFR + 5.07%	751,058
1,224,831	Ineos US Finance LLC(c) 8.59%, 02/19/2030 1-mo. SOFR + 3.25%	1,223,912
713,194	Infinite Bidco LLC(c) 9.31%, 03/02/2028 3-mo. SOFR + 3.99%	681,695
731,182	Innophos Holdings Inc(c) 9.21%, 02/05/2027 1-mo. SOFR + 3.87%	725,515
295,855	J & J Ventures Gaming LLC(c) 9.46%, 04/26/2028 1-mo. SOFR + 4.12%	295,177
811,596	Klockner Pentaplast of America Inc(c) 10.27%, 02/12/2026 6-mo. SOFR + 5.01%	756,814
624,685	Kronos Acquisition Holdings Inc(c) 9.31%, 12/22/2026 3-mo. SOFR + 3.99%	623,806
595,905	KUEHG Corp(c) 9.83%, 06/12/2030 3-mo. SOFR + 4.51%	597,768
180,000	LBM Acquistion LLC(c) 9.09%, 05/30/2031 1-mo. SOFR + 3.76%	176,775
95,000	LifePoint Health Inc(c) 9.33%, 05/09/2031 3-mo. SOFR + 4.00%	95,089
49,875	Light & Wonder International Inc(c) 7.58%, 04/16/2029 1-mo. SOFR + 2.24%	49,914
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 455,873	LSF11 A5 Holdco LLC(c) 10.08%, 10/13/2028 1-mo. SOFR + 4.74%	$ 456,015
279,300	Lummus Technology Holdings V LLC(c) 8.96%, 12/31/2029 1-mo. SOFR + 3.62%	280,216
553,583	Madison IAQ LLC(c) 8.71%, 06/21/2028 1-mo. SOFR + 3.37%	549,431
342,000	Mauser Packaging Solutions Holding Co(c) 8.83%, 04/15/2027 1-mo. SOFR + 3.49%	342,160
550,845	McGraw-Hill Education Inc(c) 10.20%, 07/28/2028 3-mo. SOFR + 4.87%	551,380
701,496	Medallion Midland Acquisition LLC(c) 8.84%, 10/18/2028 3-mo. SOFR + 3.52%	703,951
668,384	Medline Borrower LP(c) 8.09%, 10/23/2028 1-mo. SOFR + 2.76%	669,412
626,834	MH Sub I LLC(c) 9.59%, 05/03/2028 1-mo. SOFR + 4.26%	625,908
70,000	MI Windows & Doors LLC(c) 8.84%, 03/28/2031 1-mo. SOFR + 3.51%	70,379
273,000	Mileage Plus Holdings Inc(c) 10.74%, 06/21/2027 3-mo. SOFR + 5.42%	278,358
395,000	ModivCare Inc(c) 10.10%, 06/20/2031 1-mo. SOFR + 4.76%	386,113
250,000	Mosel Bidco SE(c) 9.83%, 09/16/2030 3-mo. SOFR + 4.51%	250,938
523,687	Motion Finco LLC(c) 8.83%, 11/12/2029 3-mo. SOFR + 3.51%	523,469
978,653	NAB Holdings LLC(c) 8.07%, 11/23/2028 3-mo. SOFR + 2.75%	979,061
820,187	Naked Juice LLC(c) 8.68%, 01/24/2029 3-mo. SOFR + 3.36%	759,186
471,675	NCR Atleos LLC(c) 10.18%, 03/27/2029 3-mo. SOFR + 4.85%	475,655
718,556	Neptune Bidco US Inc(c) 10.41%, 04/11/2029 3-mo. SOFR + 5.08%	675,084
	Numericable US LLC(c)
630,214	8.34%,07/31/2025 3-mo. SOFR + 3.02%	548,286
149,621	9.28%,01/31/2026 3-mo. SOFR + 3.95%	117,515
793,298	Omnia Partners LLC(c) 8.60%, 07/25/2030 1-mo. SOFR + 3.26%	793,298

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 781,075	Ontario Gaming GTA Ltd(c) 9.58%, 08/01/2030 3-mo. SOFR + 4.26%	$ 783,516
412,509	Oryx Midstream Services Permian Basin LLC(c) 8.44%, 10/05/2028 1-mo. SOFR + 3.10%	412,337
444,200	Osmosis Buyer Ltd(c) 9.58%, 07/31/2028 1-mo. SOFR + 4.24%	412,939
857,863	Packaging Coordinators Midco Inc(c) 8.58%, 11/30/2027 3-mo. SOFR + 3.26%	860,141
747,934	PAI Holdco Inc(c) 9.34%, 10/28/2027 3-mo. SOFR + 4.02%	682,489
671,225	Parexel International Inc(c) 8.71%, 11/15/2028 1-mo. SOFR + 3.37%	671,784
651,046	Pegasus Bidco BV(c) 9.07%, 07/12/2029 3-mo. SOFR + 3.75%	653,759
844,126	Peraton Corp(c) 9.19%, 02/01/2028 1-mo. SOFR + 3.86%	843,891
995,417	PetsMart LLC(c) 9.19%, 02/11/2028 1-mo. SOFR + 3.86%	991,151
737,869	Phoenix Guarantor Inc(c) 8.59%, 02/21/2031 1-mo. SOFR + 3.26%	735,512
205,000	Planet US Buyer LLC(c) 8.82%, 02/07/2031 3-mo. SOFR + 3.50%	206,367
1,065,957	Playa Hotels & Resorts BV(c) 8.58%, 01/05/2029 1-mo. SOFR + 3.24%	1,065,957
420,674	Polaris Newco LLC(c) 9.59%, 06/02/2028 3-mo. SOFR + 4.27%	420,148
754,580	Project Ruby Ultimate Parent Corp(c) 8.70%, 03/08/2028 1-mo. SOFR + 3.36%	755,681
387,133	Proofpoint Inc(c) 8.34%, 08/31/2028 1-mo. SOFR + 3.01%	387,993
720,000	Radiology Partners Inc(c) 9.09%, 01/31/2029 3-mo. SOFR + 3.76%	682,200
283,776	RealPage Inc(c) 8.46%, 04/24/2028 1-mo. SOFR + 3.12%	275,341
	Resideo Funding Inc(c)
508,982	7.33%,02/11/2028 3-mo. SOFR + 2.01%	510,254
1,100,000	7.33%,05/31/2031 1-mo. SOFR + 1.99%	1,100,000
60,000	Resonetics LLC(c) 9.08%, 06/06/2031 1-mo. SOFR + 3.74%	60,019
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 678,291	Rocket Software Inc(c) 10.09%, 11/28/2028 1-mo. SOFR + 4.76%	$ 679,987
487,600	Roper Industrial Product(c) 5.00%, 11/23/2029 1-mo. SOFR + 0.00%	489,428
458,850	SBA Senior Finance II LLC(c) 7.35%, 01/22/2031 1-mo. SOFR + 2.01%	459,079
774,357	Scientific Games Holdings LP(c) 8.31%, 04/04/2029 1-mo. SOFR + 2.97%	771,776
49,875	Scientific Games International Inc(c) 8.08%, 04/14/2029 1-mo. SOFR + 2.74%	49,914
490,050	Sedgwick Claims Management Services Inc(c) 9.09%, 02/24/2028 1-mo. SOFR + 3.76%	490,118
837,978	Sigma Holdco BV(c) 10.09%, 01/03/2028 1-day SOFR + 4.76%	838,576
220,000	Simply Good Foods USA Inc(c) 7.94%, 03/17/2027 1-mo. SOFR + 2.61%	220,275
383,446	Sophia LP(c) 8.94%, 10/09/2029 1-mo. SOFR + 3.61%	384,884
537,467	Southern Veterinary Partners LLC(c) 9.09%, 10/05/2027 1-mo. SOFR + 3.76%	537,915
808,659	Spin Holdco Inc(c) 9.60%, 03/04/2028 3-mo. SOFR + 4.28%	684,126
298,811	St. George's University Scholastic Services LLC(c) 8.43%, 02/10/2029 1-mo. SOFR + 3.09%	298,363
1,178,687	Star Parent Inc(c) 9.08%, 09/27/2030 3-mo. SOFR + 3.76%	1,176,969
442,844	Star US Bidco LLC(c) 9.69%, 03/17/2027 1-mo. SOFR + 4.36%	444,089
388,045	Starfruit Finco BV(c) 8.83%, 04/03/2028 3-mo. SOFR + 3.50%	389,015
433,912	Summit Materials LLC(c) 7.80%, 01/12/2029 3-mo. SOFR + 2.47%	436,299
912,527	Terrier Media Buyer Inc(c) 8.93%, 12/17/2026 3-mo. SOFR + 3.61%	723,406
203,463	TMF Sapphire Bidco BV(c) 9.31%, 05/03/2028 3-mo. SOFR + 3.98%	203,590
1,922,551	Trans Union LLC(c) 7.08%, 06/06/2031 1-mo. SOFR + 1.74%	1,919,347

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	TransDigm Inc(c)
$ 169,507	8.08%,08/24/2028 3-mo. SOFR + 2.76%	$ 169,754
743,129	7.84%,02/28/2031 3-mo. SOFR + 2.52%	744,213
94,763	8.59%,02/28/2031 1-mo. SOFR + 3.26%	94,901
533,265	Traverse Midstream Partners LLC(c) 9.57%, 02/06/2028 1-mo. SOFR + 4.23%	534,265
688,656	TricorBraun Inc(c) 8.71%, 03/03/2028 1-mo. SOFR + 3.37%	686,935
973,300	Triton Water Holdings Inc(c) 8.81%, 03/31/2028 3-mo. SOFR + 3.49%	973,300
734,971	Trugreen LP(c) 9.44%, 11/02/2027 1-mo. SOFR + 4.11%	700,978
1,470,000	Truist Insurance Holdings LLC(c) 8.58%, 05/06/2031 3-mo. SOFR + 3.26%	1,471,470
405,787	Uber Technologies Inc(c) 8.09%, 03/03/2030 3-mo. SOFR + 2.76%	407,140
728,750	UKG Inc(c) 8.58%, 02/10/2031 1-mo. SOFR + 3.24%	731,027
	Univision Communications Inc(c)
333,866	8.69%,03/15/2026 1-mo. SOFR + 3.36%	333,819
360,000	8.94%,01/23/2029 1-mo. SOFR + 3.61%	355,388
371,025	Upstream Newco Inc(c) 9.84%, 11/20/2026 3-mo. SOFR + 4.52%	334,850
788,025	VetStrategy Canada Holdings(c) 10.05%, 12/12/2028 3-mo. SOFR + 4.72%	788,518
885,237	Viant Medical Holdings Inc(c) 9.21%, 07/02/2025 1-mo. SOFR + 3.87%	874,172
696,447	Viasat Inc(c) 9.84%, 03/02/2029 1-mo. SOFR + 4.51%	621,796
110,000	Wand NewCo 3 Inc(c) 9.09%, 01/30/2031 1-mo. SOFR + 3.76%	110,642
560,000	Waterbridge NDB Operating LLC(c) 9.83%, 05/10/2029 3-mo. SOFR + 4.50%	558,950
93,884	Waystar Technologies Inc(c) 8.10%, 10/22/2029 1-mo. SOFR + 2.76%	94,060
494,178	WEC US Holdings Ltd(c) 8.09%, 01/27/2031 1-mo. SOFR + 2.76%	494,425
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 2,446	WestJet Loyalty LP(c) 3.38%, 12/11/2026 3-mo. SOFR + 0.00%	$ 2,448
770,457	WIN Waste Innovations Holdings Inc(c) 8.21%, 03/24/2028 1-mo. SOFR + 2.87%	714,599
461,518	Windsor Holdings III LLC(c) 9.34%, 08/01/2030 1-mo. SOFR + 4.00%	464,057
1,155,000	Wyndham Hotels & Resorts Inc(c) 7.09%, 05/28/2030 1-mo. SOFR + 1.76%	1,156,312
310,000	Xplor T1 LLC(c) 9.60%, 06/14/2031 3-mo. SOFR + 4.27%	309,225
TOTAL BANK LOANS — 10.06% (Cost $95,915,060)		$95,727,903
CORPORATE BONDS AND NOTES
Basic Materials — 2.54%
	Anglo American Capital PLC(b)
620,000	2.63%, 09/10/2030	528,986
245,000	5.50%, 05/02/2033	239,838
	ArcelorMittal SA
330,000	6.80%, 11/29/2032	347,643
590,000	6.75%, 03/01/2041	601,799
525,000	Ashland Inc(b) 3.38%, 09/01/2031	441,776
1,180,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	646,050
455,000	ATI Inc 5.88%, 12/01/2027	448,944
715,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	662,293
	Braskem Netherlands Finance BV(b)
600,000	4.50%, 01/31/2030	507,341
200,000	5.88%, 01/31/2050(e)	147,759
	Celanese US Holdings LLC
260,000	6.33%, 07/15/2029	267,408
290,000	6.55%, 11/15/2030	303,048
160,000	6.38%, 07/15/2032	164,413
1,150,000	6.70%, 11/15/2033	1,208,477
850,000	Corp Nacional del Cobre de Chile(b) 5.95%, 01/08/2034	849,927
	First Quantum Minerals Ltd(b)
500,000	6.88%, 10/15/2027	488,478
1,465,000	9.38%, 03/01/2029	1,530,743
740,000	FMG Resources Pty Ltd(b) 5.88%, 04/15/2030	722,887
	Glencore Funding LLC(b)
1,025,000	6.13%, 10/06/2028	1,049,229
1,495,000	4.88%, 03/12/2029	1,473,721
115,000	2.50%, 09/01/2030	97,239
1,225,000	6.38%, 10/06/2030	1,276,828
1,705,000	5.70%, 05/08/2033	1,698,591

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 3,795,000	6.50%, 10/06/2033	$ 3,953,176
455,000	5.63%, 04/04/2034	448,014
700,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(b) 9.00%, 07/01/2028	705,543
500,000	INEOS Quattro Finance 2 PLC(b)(e) 9.63%, 03/15/2029	531,064
151,000	NOVA Chemicals Corp(b) 5.00%, 05/01/2025	149,576
165,000	Novelis Corp(b) 4.75%, 01/30/2030	153,071
215,000	Steel Dynamics Inc 5.38%, 08/15/2034	211,321
555,000	Suzano Austria GmbH 3.75%, 01/15/2031	483,562
785,000	Taseko Mines Ltd(b) 8.25%, 05/01/2030	803,070
1,075,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	990,823
		24,132,638
Communications — 5.08%
1,525,000	Altice Financing SA(b) 5.00%, 01/15/2028	1,159,655
410,000	Altice France Holding SA(b) 6.00%, 02/15/2028	133,250
	Altice France SA(b)
200,000	5.13%, 01/15/2029	130,499
820,000	5.13%, 07/15/2029	539,233
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
60,000	5.38%, 06/01/2029	54,586
983,000	4.75%, 03/01/2030	851,403
554,000	4.50%, 08/15/2030	469,003
465,000	4.25%, 02/01/2031	379,645
1,260,000	4.75%, 02/01/2032	1,031,903
870,000	4.25%, 01/15/2034	660,380
	Charter Communications Operating LLC / Charter Communications Operating Capital
450,000	2.80%, 04/01/2031	367,793
90,000	2.30%, 02/01/2032	69,409
115,000	4.40%, 04/01/2033(e)	101,377
765,000	5.13%, 07/01/2049	587,215
2,220,000	4.80%, 03/01/2050	1,628,565
695,000	4.40%, 12/01/2061	453,331
870,000	3.95%, 06/30/2062	515,425
1,100,000	CMG Media Corp(b) 8.88%, 12/15/2027	627,371
	CommScope Inc(b)
500,000	7.13%, 07/01/2028	205,355
910,000	4.75%, 09/01/2029	630,002
	CommScope Technologies LLC(b)
930,000	6.00%, 06/15/2025	757,708
175,000	5.00%, 03/15/2027	72,269
	CSC Holdings LLC(b)
480,000	5.38%, 02/01/2028	364,690
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,105,000	7.50%, 04/01/2028	$ 586,441
460,000	11.75%, 01/31/2029	392,313
200,000	4.13%, 12/01/2030	129,269
2,435,000	4.63%, 12/01/2030	886,832
2,350,000	3.38%, 02/15/2031	1,466,611
400,000	4.50%, 11/15/2031	258,088
805,000	CT Trust(b) 5.13%, 02/03/2032	709,352
	DISH DBS Corp
380,000	5.88%, 11/15/2024	360,834
923,000	7.75%, 07/01/2026	572,967
2,330,000	5.25%, 12/01/2026(b)	1,837,886
1,290,000	5.75%, 12/01/2028(b)	894,374
1,385,000	5.13%, 06/01/2029	548,475
	Expedia Group Inc
990,000	3.25%, 02/15/2030	892,368
1,450,000	2.95%, 03/15/2031	1,253,584
600,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b)(e) 3.50%, 03/01/2029	541,835
1,190,000	Gray Television Inc(b)(e) 7.00%, 05/15/2027	1,095,637
935,000	iHeartCommunications Inc(b) 5.25%, 08/15/2027	496,439
480,000	ION Trading Technologies SARL(b) 9.50%, 05/30/2029	488,904
	Lamar Media Corp
70,000	3.75%, 02/15/2028	65,468
70,000	4.00%, 02/15/2030	63,462
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	46,528
567,000	3.63%, 01/15/2029	170,869
1,065,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	555,851
1,225,000	Motorola Solutions Inc 5.40%, 04/15/2034	1,214,422
	Netflix Inc
300,000	EUR, 3.63%, 05/15/2027	322,782
1,485,000	5.38%, 11/15/2029(b)	1,499,499
1,215,000	4.88%, 06/15/2030(b)	1,195,895
	Paramount Global
1,445,000	6.88%, 04/30/2036	1,353,150
1,705,000	4.38%, 03/15/2043	1,130,343
455,000	5.85%, 09/01/2043	357,811
400,000	SoftBank Group Corp 4.63%, 07/06/2028	371,000
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	74,207
1,355,000	8.75%, 03/15/2032	1,629,811
349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	107,894
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	30,368
235,000	5.50%, 09/01/2041	195,705
2,290,000	4.50%, 09/15/2042	1,676,052
	T-Mobile USA Inc
745,000	3.38%, 04/15/2029	687,988
755,000	3.88%, 04/15/2030	705,794

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 2,350,000	3.50%, 04/15/2031	$ 2,111,278
195,000	2.70%, 03/15/2032	163,142
1,085,000	5.75%, 01/15/2034	1,115,424
	Uber Technologies Inc(b)
595,000	8.00%, 11/01/2026	600,160
600,000	7.50%, 09/15/2027	611,771
3,560,000	4.50%, 08/15/2029	3,391,931
1,173,000	Viasat Inc(b) 5.63%, 09/15/2025	1,138,102
675,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	556,568
		48,345,551
Consumer, Cyclical — 4.00%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	112,391
210,000	4.38%, 01/15/2028	198,066
235,000	6.13%, 06/15/2029	235,852
575,000	4.00%, 10/15/2030	506,172
1,269,146	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,242,494
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	390,146
70,000	Amer Sports Co(b)(e) 6.75%, 02/16/2031	69,814
	American Airlines Pass Through Trust
	Series 2017-2 Class B
202,582	3.70%, 10/15/2025	197,150
	Series 2016-3 Class B
608,475	3.75%, 10/15/2025	588,508
265,000	Asbury Automotive Group Inc(b) 4.63%, 11/15/2029	244,931
1,350,000	Ashton Woods USA LLC / Ashton Woods Finance Co(b) 4.63%, 04/01/2030	1,206,576
935,000	Aston Martin Capital Holdings Ltd(b) 10.00%, 03/31/2029	921,265
140,000	AutoNation Inc 4.75%, 06/01/2030	133,795
1,000	BlueLinx Holdings Inc(b) 6.00%, 11/15/2029	930
	British Airways Pass Through Trust(b)
	Series 2019-1 Class A
176,330	3.35%, 06/15/2029	163,547
	Series 2021-1 Class A
648,372	2.90%, 03/15/2035	559,693
	Carnival Corp(b)
610,000	7.63%, 03/01/2026	616,030
745,000	5.75%, 03/01/2027	736,002
5,000	4.00%, 08/01/2028	4,696
445,000	6.00%, 05/01/2029(e)	439,580
130,000	7.00%, 08/15/2029	134,756
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 590,000	Choice Hotels International Inc 5.85%, 08/01/2034	$ 581,509
477,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	479,691
520,000	Daimler Truck Finance North America LLC(b) 5.50%, 09/20/2033	521,457
700,683	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	668,532
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,105,005
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	180,440
	Ferrellgas LP / Ferrellgas Finance Corp(b)
429,000	5.38%, 04/01/2026	419,685
702,000	5.88%, 04/01/2029	645,874
620,000	Ford Motor Credit Co LLC 7.35%, 03/06/2030	656,143
	General Motors Financial Co Inc
90,000	3.10%, 01/12/2032	75,642
1,280,000	6.40%, 01/09/2033	1,328,451
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	460,980
140,000	3.63%, 02/15/2032	121,153
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
330,000	5.00%, 06/01/2029	307,708
105,000	4.88%, 07/01/2031	92,952
350,000	Home Depot Inc 4.95%, 06/25/2034	346,352
1,295,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	1,144,621
	Light & Wonder International Inc(b)
1,490,000	7.00%, 05/15/2028	1,497,699
15,000	7.25%, 11/15/2029	15,320
395,000	7.50%, 09/01/2031	408,122
	Lithia Motors Inc(b)
1,155,000	3.88%, 06/01/2029	1,037,513
265,000	4.38%, 01/15/2031	235,914
520,000	Marriott International Inc 5.30%, 05/15/2034	510,553
255,000	Marriott Ownership Resorts Inc(b)(e) 4.50%, 06/15/2029	234,308
1,025,000	Melco Resorts Finance Ltd(b)(e) 7.63%, 04/17/2032	1,016,451
771,000	Meritage Homes Corp(b) 3.88%, 04/15/2029	709,390
680,000	Merlin Entertainments Group US Holdings Inc(b) 7.38%, 02/15/2031	692,824

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	NCL Corp Ltd(b)
$ 650,000	5.88%, 03/15/2026	$ 642,605
350,000	5.88%, 02/15/2027	345,428
680,000	8.13%, 01/15/2029	712,472
140,000	NCL Finance Ltd(b)(e) 6.13%, 03/15/2028	138,255
894,000	Newell Brands Inc(e) 6.63%, 09/15/2029	876,591
480,000	Nissan Motor Acceptance Co LLC(b) 7.05%, 09/15/2028	499,580
655,000	Ontario Gaming GTA LP / OTG Co-Issuer Inc(b) 8.00%, 08/01/2030	672,194
355,000	PetSmart Inc / PetSmart Finance Corp(b) 7.75%, 02/15/2029	345,723
	Royal Caribbean Cruises Ltd(b)
50,000	4.25%, 07/01/2026	48,390
1,580,000	5.50%, 04/01/2028	1,559,845
27,000	9.25%, 01/15/2029	28,824
410,000	6.25%, 03/15/2032	413,444
	Tapestry Inc
170,000	3.05%, 03/15/2032	137,089
745,000	7.85%, 11/27/2033	784,683
	Travel + Leisure Co
50,000	6.00%, 04/01/2027	49,894
655,000	4.50%, 12/01/2029(b)	603,457
340,000	4.63%, 03/01/2030(b)	309,419
245,000	4.63%, 03/01/2030	222,964
1,500,000	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	1,522,735
1,085,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b)(e) 9.50%, 06/01/2028	951,138
430,000	Windsor Holdings III LLC(b) 8.50%, 06/15/2030	448,785
	Yum! Brands Inc
955,000	3.63%, 03/15/2031	842,830
255,000	4.63%, 01/31/2032	234,519
	ZF North America Capital Inc(b)
340,000	6.88%, 04/14/2028	346,578
190,000	7.13%, 04/14/2030	196,720
345,000	6.75%, 04/23/2030	351,362
525,000	6.88%, 04/23/2032(e)	542,774
		38,024,981
Consumer, Non-Cyclical — 5.22%
1,155,000	Adani Ports & Special Economic Zone Ltd(b) 4.38%, 07/03/2029	1,033,461
	Ashtead Capital Inc(b)
1,080,000	5.50%, 08/11/2032	1,053,646
220,000	5.55%, 05/30/2033	214,360
1,400,000	5.95%, 10/15/2033	1,402,643
440,000	5.80%, 04/15/2034	436,655
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	$ 633,728
	BAT Capital Corp
816,000	7.75%, 10/19/2032	917,580
290,000	4.39%, 08/15/2037	244,708
10,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	10,238
1,135,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	849,389
	Block Inc
350,000	3.50%, 06/01/2031	301,929
480,000	6.50%, 05/15/2032(b)	486,427
1,252,000	Boost Newco Borrower LLC(b) 7.50%, 01/15/2031	1,305,401
910,000	Catalent Pharma Solutions Inc(b) 3.50%, 04/01/2030	871,132
	Centene Corp
40,000	2.45%, 07/15/2028	35,513
1,845,000	4.63%, 12/15/2029	1,745,048
545,000	3.38%, 02/15/2030	483,749
720,000	3.00%, 10/15/2030	615,650
680,000	2.50%, 03/01/2031	558,063
540,000	Central American Bottling Corp / CBC Bottling Holdco SL / Beliv Holdco SL(b) 5.25%, 04/27/2029	502,295
886,000	CHS / Community Health Systems Inc(b) 4.75%, 02/15/2031	696,600
120,000	Concentra Escrow Issuer Corp(b) 6.88%, 07/15/2032	121,579
805,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(b) 6.63%, 07/15/2030	816,912
1,450,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	1,266,972
240,000	DP World Ltd(b) 6.85%, 07/02/2037	259,811
75,000	Encompass Health Corp 4.75%, 02/01/2030	70,177
80,000	Endo Finance Holdings Inc(b) 8.50%, 04/15/2031	82,558
595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	579,083
	Global Payments Inc
220,000	5.30%, 08/15/2029	218,473
255,000	2.90%, 05/15/2030	221,992
315,000	2.90%, 11/15/2031	263,756
775,000	5.40%, 08/15/2032	759,350
705,000	Grifols SA(b) 4.75%, 10/15/2028	608,397
	HCA Inc
2,715,000	5.50%, 06/01/2033	2,692,780
1,200,000	5.60%, 04/01/2034	1,192,765
171,000	6.00%, 04/01/2054	168,953

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 138,000	Herbalife Nutrition Ltd / HLF Financing Inc(b) 7.88%, 09/01/2025	$ 135,534
	Hertz Corp(b)(e)
940,000	4.63%, 12/01/2026	681,932
445,000	5.00%, 12/01/2029	273,277
395,000	HLF Financing SARL LLC / Herbalife International Inc(b)(e) 4.88%, 06/01/2029	273,664
330,000	Hologic Inc(b) 3.25%, 02/15/2029	296,046
200,000	Icon Investments Six Designated Activity Co 6.00%, 05/08/2034	204,314
	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL
260,000	3.00%, 02/02/2029	231,955
825,000	3.75%, 12/01/2031	722,321
	Kronos Acquisition Holdings Inc(b)
755,000	8.25%, 06/30/2031	755,755
970,000	10.75%, 06/30/2032	930,300
355,000	Kronos Acquisition Holdings Inc / KIK Custom Products Inc(b) 7.00%, 12/31/2027	367,142
	LifePoint Health Inc(b)
1,165,000	9.88%, 08/15/2030	1,242,384
365,000	10.00%, 06/01/2032	373,181
760,000	Medline Borrower LP(b) 5.25%, 10/01/2029	725,288
830,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	839,394
1,030,000	Minerva Luxembourg SA(b) 8.88%, 09/13/2033	1,063,740
203,000	ModivCare Inc(b) 5.88%, 11/15/2025	205,982
	Molina Healthcare Inc(b)
435,000	4.38%, 06/15/2028	409,438
550,000	3.88%, 05/15/2032	476,573
565,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	550,491
	Pilgrim's Pride Corp
185,000	4.25%, 04/15/2031	168,375
840,000	3.50%, 03/01/2032	714,370
430,000	Post Holdings Inc(b) 6.25%, 02/15/2032	430,559
685,000	Prime Security Services Borrower LLC / Prime Finance Inc(b) 6.25%, 01/15/2028	675,015
720,000	Quest Diagnostics Inc 6.40%, 11/30/2033	770,699
340,000	S&P Global Inc(b) 5.25%, 09/15/2033	343,190
370,000	Sigma Holdco BV(b) 7.88%, 05/15/2026	365,375
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 985,000	Smith & Nephew PLC 5.40%, 03/20/2034	$ 969,751
545,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	462,722
520,000	Solventum Corp(b) 5.90%, 04/30/2054	497,047
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	551,028
395,000	EUR, 7.88%, 09/15/2031	486,923
	Teva Pharmaceutical Finance Netherlands III BV
1,080,000	3.15%, 10/01/2026	1,013,620
210,000	4.75%, 05/09/2027	202,368
385,000	5.13%, 05/09/2029(e)	370,358
605,000	7.88%, 09/15/2029	649,810
890,000	8.13%, 09/15/2031(e)	989,554
3,220,000	4.10%, 10/01/2046	2,249,023
215,000	TriNet Group Inc(b) 3.50%, 03/01/2029	191,371
405,000	Triton Water Holdings Inc(b) 6.25%, 04/01/2029	390,627
1,120,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	1,115,915
1,355,000	Universal Health Services Inc 2.65%, 01/15/2032	1,105,467
660,000	Viatris Inc 4.00%, 06/22/2050	444,165
35,000	Wand NewCo 3 Inc(b) 7.63%, 01/30/2032	36,148
		49,673,964
Energy — 7.15%
	Aker BP ASA(b)
335,000	5.60%, 06/13/2028	337,955
730,000	4.00%, 01/15/2031	662,571
380,000	3.10%, 07/15/2031	323,280
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 8.63%, 06/15/2029	656,800
493,164	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	490,209
657,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 5.75%, 01/15/2028	645,884
950,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	973,272
120,000	Blue Racer Midstream LLC / Blue Racer Finance Corp(b) 7.25%, 07/15/2032	123,378
1,485,000	BP Capital Markets PLC(f) 4.88%, Perpetual	1,400,001
	Cheniere Energy Partners LP
110,000	4.50%, 10/01/2029	104,791
1,980,000	4.00%, 03/01/2031	1,800,614

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 285,000	3.25%, 01/31/2032	$ 243,255
530,000	5.95%, 06/30/2033	537,390
590,000	CITGO Petroleum Corp(b) 7.00%, 06/15/2025	589,840
	Civitas Resources Inc(b)
175,000	8.63%, 11/01/2030	187,638
445,000	8.75%, 07/01/2031	476,573
	Columbia Pipelines Operating Co LLC(b)
715,000	6.04%, 11/15/2033	730,671
105,000	6.71%, 08/15/2063	111,087
	Continental Resources Inc
100,000	4.38%, 01/15/2028	96,140
3,440,000	5.75%, 01/15/2031(b)	3,382,464
1,945,000	2.88%, 04/01/2032(b)	1,570,640
644,000	Coronado Finance Pty Ltd(b) 10.75%, 05/15/2026	668,150
284,000	CrownRock LP / CrownRock Finance Inc(b) 5.00%, 05/01/2029	281,701
925,000	CVR Energy Inc(b) 8.50%, 01/15/2029	928,809
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	884,036
800,000	DT Midstream Inc(b) 4.13%, 06/15/2029	739,077
	Ecopetrol SA
405,000	4.63%, 11/02/2031	331,473
1,045,000	8.88%, 01/13/2033	1,079,234
540,000	8.38%, 01/19/2036	530,413
415,000	Enbridge Inc 8.50%, 01/15/2084	447,383
85,000	Encino Acquisition Partners Holdings LLC(b) 8.75%, 05/01/2031	88,629
	Energian Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	318,960
470,000	5.88%, 03/30/2031	398,278
	Energy Transfer LP
928,000	6.50%, Perpetual(f)	915,333
875,000	5.75%, 02/15/2033	884,012
1,700,000	6.55%, 12/01/2033	1,801,621
170,000	5.55%, 05/15/2034	168,246
750,000	5.60%, 09/01/2034	745,029
205,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	209,829
	EQM Midstream Partners LP(b)
270,000	7.50%, 06/01/2027	275,727
235,000	6.38%, 04/01/2029	237,375
	EQT Corp
635,000	7.00%, 02/01/2030	673,879
505,000	3.63%, 05/15/2031(b)	445,507
1,385,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	1,152,406
665,000	Genesis Energy LP / Genesis Energy Finance Corp 8.88%, 04/15/2030	699,527
Principal Amount(a)		Fair Value
Energy — (continued)
$ 75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	$ 70,557
315,000	Greensaif Pipelines Bidco SARL(b) 6.13%, 02/23/2038	320,139
740,000	Helix Energy Solutions Group Inc(b) 9.75%, 03/01/2029	788,810
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	362,574
578,000	Hilcorp Energy I LP / Hilcorp Finance Co(b) 6.00%, 02/01/2031	551,663
1,120,000	International Petroleum Corp(b) 7.25%, 02/01/2027	1,085,168
	KazMunayGas National Co JSC
350,000	5.38%, 04/24/2030	340,935
285,000	5.38%, 04/24/2030(b)	277,619
390,000	6.38%, 10/24/2048	366,017
895,000	6.38%, 10/24/2048(b)	839,962
615,000	Kinder Morgan Inc 7.75%, 01/15/2032	694,072
	Leviathan Bond Ltd(b)
255,000	6.13%, 06/30/2025	246,835
210,000	6.50%, 06/30/2027	196,314
235,000	6.75%, 06/30/2030	209,503
770,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	762,524
110,000	Matador Resources Co(b) 6.88%, 04/15/2028	111,654
1,010,000	Nabors Industries Ltd(b) 7.25%, 01/15/2026	1,024,734
	NGL Energy Operating LLC / NGL Energy Finance Corp(b)
155,000	8.13%, 02/15/2029	157,931
255,000	8.38%, 02/15/2032	258,926
776,000	Northriver Midstream Finance LP(b) 5.63%, 02/15/2026	776,215
	Occidental Petroleum Corp
10,000	5.55%, 03/15/2026	9,981
735,000	8.88%, 07/15/2030	846,425
245,000	6.63%, 09/01/2030	256,937
1,363,000	6.13%, 01/01/2031	1,395,071
230,000	7.50%, 05/01/2031	253,743
	Ovintiv Inc
90,000	8.13%, 09/15/2030	101,666
20,000	7.20%, 11/01/2031	21,558
80,000	7.38%, 11/01/2031	87,154
680,000	6.50%, 08/15/2034	711,231
600,000	6.63%, 08/15/2037	624,619
30,000	6.50%, 02/01/2038	30,847
2,300,000	Pertamina Persero PT(b) 2.30%, 02/09/2031	1,908,655
1,800,000	Petroleos de Venezuela SA(b)(g) 6.00%, 05/16/2024	216,000

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Petroleos Mexicanos
$ 1,360,000	6.50%, 03/13/2027	$ 1,295,896
1,015,000	6.70%, 02/16/2032	849,838
305,000	7.69%, 01/23/2050	220,517
770,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	707,290
	Plains All American Pipeline LP / PAA Finance Corp
495,000	3.55%, 12/15/2029	451,989
780,000	3.80%, 09/15/2030	712,493
830,000	5.70%, 09/15/2034	822,376
130,000	Pluspetrol Camisea SA / Pluspetrol Lote 56 SA(b) 6.24%, 07/03/2036	129,896
500,000	Sanchez Energy Corp(g)(h) 0.00%, 02/15/2024	21,250
839,000	Sempra Infrastructure Partners LP(b) 3.25%, 01/15/2032	691,537
90,000	Southwestern Energy Co 4.75%, 02/01/2032	82,793
1,125,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	1,148,906
	Targa Resources Corp
725,000	6.13%, 03/15/2033	744,565
1,610,000	6.50%, 03/30/2034	1,704,879
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
80,000	5.50%, 03/01/2030	79,509
70,000	4.88%, 02/01/2031	66,798
440,000	4.00%, 01/15/2032	396,412
533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	521,571
1,065,000	Transcanada Trust 5.60%, 03/07/2082	965,491
	Transocean Inc(b)
155,000	8.25%, 05/15/2029	155,384
513,000	8.75%, 02/15/2030	538,587
245,000	8.50%, 05/15/2031	245,105
	Var Energi ASA(b)
240,000	7.50%, 01/15/2028	252,386
670,000	8.00%, 11/15/2032	750,035
	Venture Global Calcasieu Pass LLC(b)
60,000	3.88%, 08/15/2029	54,644
320,000	6.25%, 01/15/2030	324,767
2,324,000	4.13%, 08/15/2031	2,085,478
1,100,000	Venture Global LNG Inc(b) 9.88%, 02/01/2032	1,197,268
275,000	Viper Energy Inc(b) 7.38%, 11/01/2031	284,814
	Western Midstream Operating LP
480,000	6.35%, 01/15/2029	495,071
120,000	4.05%, 02/01/2030	111,606
905,000	6.15%, 04/01/2033	927,721
55,000	5.45%, 04/01/2044	49,563
Principal Amount(a)		Fair Value
Energy — (continued)
$ 280,000	5.30%, 03/01/2048	$ 241,757
35,000	5.50%, 08/15/2048	30,422
1,200,000	5.25%, 02/01/2050	1,051,797
1,395,000	Williams Cos Inc 5.15%, 03/15/2034	1,360,999
		68,026,536
Financial — 14.78%
	Acrisure LLC / Acrisure Finance Inc(b)
365,000	8.25%, 02/01/2029	366,765
440,000	6.00%, 08/01/2029	405,959
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028	151,564
1,371,000	3.00%, 10/29/2028	1,245,924
485,000	6.15%, 09/30/2030	501,409
2,230,000	3.30%, 01/30/2032	1,916,052
160,000	3.40%, 10/29/2033	134,206
100,000	AGFC Capital Trust I(b)(c) 7.34%, 01/15/2067 3-mo. SOFR + 2.01%	63,825
430,000	Agile Group Holdings Ltd(g) 6.05%, 10/13/2025	23,994
200,000	AIB Group PLC(b) 6.61%, 09/13/2029	206,444
	Air Lease Corp
640,000	4.65%, Perpetual(f)	607,500
10,000	4.63%, 10/01/2028	9,697
95,000	3.25%, 10/01/2029	85,957
380,000	3.00%, 02/01/2030	336,549
715,000	3.13%, 12/01/2030	624,742
	Aircastle Ltd
215,000	5.25%, Perpetual(b)(f)	207,290
1,210,000	4.25%, 06/15/2026	1,178,722
195,000	5.95%, 02/15/2029(b)	194,944
800,000	Allianz SE(b) 6.35%, 09/06/2053	823,401
870,000	Allstate Corp(c) 8.52%, 08/15/2053 3-mo. SOFR + 3.20%	869,329
1,145,000	American Express Co 5.63%, 07/28/2034	1,146,328
1,385,000	American Tower Corp REIT 5.90%, 11/15/2033	1,418,204
	Antares Holdings LP(b)
250,000	2.75%, 01/15/2027	227,120
250,000	3.75%, 07/15/2027	228,785
730,000	Apollo Debt Solutions BDC(b) 6.90%, 04/13/2029	733,639
3,617	Apollo Global Management Inc 6.75%, 07/31/2026	237,384
	Ares Capital Corp
555,000	2.88%, 06/15/2028	491,619
785,000	3.20%, 11/15/2031	647,376
245,000	Arthur J Gallagher & Co 5.45%, 07/15/2034	242,995
845,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	702,376

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Athene Global Funding(b)
$ 620,000	1.61%, 06/29/2026	$ 574,037
1,150,000	2.55%, 11/19/2030	960,114
385,000	Athene Holding Ltd 3.50%, 01/15/2031	340,764
	Aviation Capital Group LLC(b)
410,000	5.50%, 12/15/2024	408,923
365,000	1.95%, 01/30/2026	343,457
385,000	3.50%, 11/01/2027	360,391
95,000	6.25%, 04/15/2028	96,909
1,145,000	6.75%, 10/25/2028	1,193,270
45,000	5.38%, 07/15/2029	44,476
475,000	6.38%, 07/15/2030	491,013
648,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	630,334
	Banco de Credito del Peru S.A.
893,000	3.13%, 07/01/2030(b)(e)	859,174
211,000	3.13%, 07/01/2030	203,008
575,000	Banco de Credito e Inversiones SA(b)(f) 8.75%, Perpetual	602,370
1,230,000	Banco Mercantil del Norte SA(b)(f) 6.63%, Perpetual	1,080,126
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,574,891
	Bank of America Corp
2,475,000	5.29%, 04/25/2034	2,449,023
1,770,000	5.87%, 09/15/2034	1,820,790
1,600,000	2.48%, 09/21/2036	1,275,309
735,000	3.85%, 03/08/2037	644,130
1,015,000	Bank of New York Mellon Corp(f) 4.70%, Perpetual	997,101
	Barclays PLC
760,000	4.38%, Perpetual(e)(f)	638,175
1,315,000	2.28%, 11/24/2027	1,218,221
200,000	5.09%, 06/20/2030	191,210
695,000	7.44%, 11/02/2033	764,315
200,000	6.22%, 05/09/2034	204,926
960,000	7.12%, 06/27/2034	1,018,506
985,000	3.56%, 09/23/2035	846,158
860,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	783,724
	Blackstone Private Credit Fund
508,000	2.63%, 12/15/2026	464,593
220,000	7.30%, 11/27/2028(b)	227,971
1,530,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	1,381,679
	Blue Owl Capital Corp
592,000	2.63%, 01/15/2027	540,924
1,850,000	2.88%, 06/11/2028	1,636,386
	Blue Owl Credit Income Corp
499,000	4.70%, 02/08/2027	474,838
140,000	6.65%, 03/15/2031	136,829
	Blue Owl Finance LLC(b)
1,015,000	3.13%, 06/10/2031	845,587
1,265,000	6.25%, 04/18/2034	1,268,340
Principal Amount(a)		Fair Value
Financial — (continued)
$ 295,000	Blue Owl Technology Finance Corp 2.50%, 01/15/2027	$ 265,293
	BNP Paribas SA(b)
1,670,000	2.59%, 01/20/2028	1,552,377
1,070,000	5.18%, 01/09/2030	1,058,793
900,000	BPCE SA(b) 7.00%, 10/19/2034	962,110
75,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	69,602
570,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	531,858
885,000	Brookfield Finance Inc 6.35%, 01/05/2034	927,536
500,000	CaixaBank SA(b) 6.84%, 09/13/2034	527,993
425,000	Capital Farm Credit ACA(b)(f) 5.00%, Perpetual	410,125
430,000	Capital One Financial Corp 2.36%, 07/29/2032	335,924
	Central China Real Estate Ltd(g)
190,000	7.25%, 04/28/2025	4,750
205,000	7.50%, 07/14/2025	5,330
200,000	CIFI Holdings Group Co Ltd(g) 6.00%, 07/16/2025	20,544
	Citigroup Inc
325,000	6.25%, Perpetual(f)	324,773
1,195,000	6.27%, 11/17/2033	1,251,563
299,000	6.17%, 05/25/2034	304,080
329,000	Citizens Financial Group Inc 5.84%, 01/23/2030	327,972
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	465,714
110,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	90,947
1,046,000	Corebridge Financial Inc 6.88%, 12/15/2052	1,055,467
1,272,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,075,624
400,000	Country Garden Holdings Co Ltd(g) 3.30%, 01/12/2031	33,885
	Credit Agricole SA(b)
845,000	4.00%, 01/10/2033	784,176
1,890,000	6.25%, 01/10/2035	1,901,354
	Deutsche Bank AG
290,000	3.55%, 09/18/2031	255,276
2,174,000	3.73%, 01/14/2032	1,832,955
200,000	3.74%, 01/07/2033	164,506
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	921,267
	EPR Properties REIT
700,000	4.75%, 12/15/2026	676,473
185,000	3.60%, 11/15/2031	154,231

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 530,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	$ 528,248
635,000	Fifth Third Bancorp 4.34%, 04/25/2033	578,485
565,000	Gaci First Investment Co 4.88%, 02/14/2035	533,316
665,000	GGAM Finance Ltd(b) 6.88%, 04/15/2029	676,637
	Global Atlantic Fin Co(b)
195,000	4.40%, 10/15/2029	181,586
360,000	3.13%, 06/15/2031	297,748
605,000	7.95%, 06/15/2033	664,086
280,000	7.95%, 10/15/2054	281,460
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	436,317
535,000	4.00%, 01/15/2030	490,166
90,000	3.25%, 01/15/2032	75,631
375,000	6.75%, 12/01/2033	394,002
1,505,000	Goldman Sachs Group Inc 3.10%, 02/24/2033	1,285,364
942,000	HA Sustainable Infrastructure Capital Inc(b) 6.38%, 07/01/2034	922,172
865,000	HSBC Holdings PLC 6.16%, 03/09/2029	884,817
145,000	HUB International Ltd(b) 7.38%, 01/31/2032	147,042
500,000	Huntington Bancshares Inc 2.55%, 02/04/2030	427,454
415,000	Huntington National Bank 5.70%, 11/18/2025	414,367
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,241,000	5.25%, 05/15/2027	1,164,831
1,220,000	4.38%, 02/01/2029	1,043,151
255,000	ING Groep NV 6.11%, 09/11/2034	262,904
	Intesa Sanpaolo SpA(b)
200,000	4.20%, 06/01/2032	169,210
310,000	6.63%, 06/20/2033	319,560
655,000	7.20%, 11/28/2033	700,303
1,105,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	1,050,287
	Jefferies Financial Group Inc
845,000	5.88%, 07/21/2028	853,486
1,040,000	6.20%, 04/14/2034	1,053,332
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(f)	338,219
720,000	1.95%, 02/04/2032	585,637
610,000	5.72%, 09/14/2033	618,444
615,000	6.25%, 10/23/2034	652,275
	Kaisa Group Holdings Ltd(g)
1,015,000	9.38%, 06/30/2024	32,987
1,200,000	11.25%, 04/16/2025	39,000
710,000	KeyCorp 6.40%, 03/06/2035	719,825
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,001,200
Principal Amount(a)		Fair Value
Financial — (continued)
$ 742,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b) 4.25%, 02/01/2027	$ 702,761
660,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	618,088
160,000	Lincoln National Corp(c)(e) 7.63%, 04/20/2067 3-mo. SOFR + 2.30%	122,240
200,000	Logan Group Co Ltd(g) 4.25%, 07/12/2025	18,500
	Macquarie Airfinance Holdings Ltd(b)
65,000	6.40%, 03/26/2029	66,100
140,000	6.50%, 03/26/2031	143,964
600,000	MBIA Insurance Corp(b)(g) 16.85%, 01/15/2033	30,000
	MetLife Inc
915,000	3.85%, Perpetual(f)	885,593
515,000	5.88%, Perpetual(f)	511,805
245,000	9.25%, 04/08/2038(b)	283,708
915,000	10.75%, 08/01/2039	1,220,462
985,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	931,496
	Morgan Stanley
925,000	6.34%, 10/18/2033	981,878
1,610,000	5.42%, 07/21/2034	1,601,890
295,000	5.83%, 04/19/2035	302,397
1,480,000	2.48%, 09/16/2036	1,170,859
435,000	5.30%, 04/20/2037	416,519
2,728,000	5.95%, 01/19/2038	2,712,107
145,000	5.94%, 02/07/2039	143,404
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,480,724
	Nationstar Mortgage Holdings Inc(b)
430,000	5.00%, 02/01/2026	420,868
1,625,000	5.75%, 11/15/2031	1,527,364
705,000	NatWest Group PLC 6.48%, 06/01/2034	716,134
	Navient Corp
10,000	5.88%, 10/25/2024	9,982
35,000	6.75%, 06/15/2026	35,122
675,000	5.00%, 03/15/2027	644,301
805,000	Nippon Life Insurance Co(b) 6.25%, 09/13/2053	827,786
810,000	Nomura Holdings Inc 5.78%, 07/03/2034	806,972
860,000	Northern Trust Corp 6.13%, 11/02/2032	903,047
975,000	Nuveen LLC(b) 5.85%, 04/15/2034	978,884
1,094,000	Office Properties Income Trust REIT(b) 9.00%, 09/30/2029	858,790
	OneMain Finance Corp
50,000	3.50%, 01/15/2027	46,847
75,000	3.88%, 09/15/2028	67,247
235,000	5.38%, 11/15/2029	220,396

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 805,000	4.00%, 09/15/2030	$ 690,885
85,000	Panther Escrow Issuer LLC(b) 7.13%, 06/01/2031	85,972
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	554,809
	Prudential Financial Inc
226,000	5.13%, 03/01/2052	210,093
560,000	6.75%, 03/01/2053	573,486
190,000	6.50%, 03/15/2054	191,802
850,000	Realty Income Corp REIT 3.40%, 01/15/2030	774,041
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
3,835,000	2.88%, 10/15/2026	3,581,456
900,000	3.63%, 03/01/2029	816,413
375,000	3.88%, 03/01/2031	326,806
2,160,000	4.00%, 10/15/2033	1,820,208
845,000	Sabra Health Care LP REIT 3.20%, 12/01/2031	702,418
705,000	Safehold GL Holdings LLC REIT 6.10%, 04/01/2034	696,419
590,000	Service Properties Trust REIT(e) 4.95%, 02/15/2027	536,147
	Shimao Group Holdings Ltd(g)
235,000	5.60%, 07/15/2026	10,993
400,000	3.45%, 01/11/2031	18,000
400,000	Sino-Ocean Land Treasure IV Ltd(g) 4.75%, 01/14/2030	26,452
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,705,322
2,475,000	4.25%, 08/19/2026	2,371,565
1,220,000	6.07%, 01/19/2035	1,207,790
895,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	753,444
	State Street Corp
675,000	6.70%, Perpetual(f)	679,024
525,000	6.12%, 11/21/2034	544,877
765,000	Stewart Information Services Corp 3.60%, 11/15/2031	632,443
	Sunac China Holdings Ltd(b)(i)
57,599	6.00%, 09/30/2025 PIK rate, 6.00%	7,344
57,668	6.25%, 09/30/2026 PIK rate, 6.25%	6,416
115,479	6.50%, 09/30/2027 PIK rate, 6.50%	11,981
173,429	6.75%, 09/30/2028 PIK rate, 6.75%	16,909
173,639	7.00%, 09/30/2029 PIK rate, 7.00%	15,627
81,675	7.25%, 09/30/2030 PIK rate, 7.25%	6,942
69,473	1.00%, 09/30/2032 PIK rate, 1.00%	4,518
275,000	Synchrony Bank 5.40%, 08/22/2025	272,936
Principal Amount(a)		Fair Value
Financial — (continued)
	Synchrony Financial
$ 480,000	4.88%, 06/13/2025	$ 475,161
100,000	4.50%, 07/23/2025	98,316
157,000	3.70%, 08/04/2026	149,818
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	764,041
405,000	Times China Holdings Ltd(g) 6.20%, 03/22/2026	8,302
505,000	Toronto-Dominion Bank 8.13%, 10/31/2082	523,363
695,000	Truist Financial Corp(f) 5.10%, Perpetual	649,025
	UBS Group AG(b)
75,000	9.25%, Perpetual(f)	83,992
675,000	6.44%, 08/11/2028	692,069
745,000	5.62%, 09/13/2030	748,174
1,080,000	4.99%, 08/05/2033	1,030,287
975,000	6.54%, 08/12/2033	1,023,153
250,000	9.02%, 11/15/2033	301,314
925,000	5.70%, 02/08/2035	924,057
	UniCredit SpA(b)
400,000	5.86%, 06/19/2032	390,441
280,000	5.46%, 06/30/2035	262,297
	VICI Properties LP / VICI Note Co Inc REIT(b)
350,000	4.63%, 06/15/2025	345,424
650,000	4.50%, 09/01/2026	631,648
365,000	4.25%, 12/01/2026	352,002
195,000	5.75%, 02/01/2027	195,004
1,150,000	3.88%, 02/15/2029	1,062,970
415,000	4.13%, 08/15/2030	377,428
205,000	VICI Properties LP REIT 5.13%, 05/15/2032	195,311
	Wells Fargo & Co
890,000	3.90%, Perpetual(f)	851,664
575,000	5.88%, Perpetual(f)	572,373
935,000	5.39%, 04/24/2034	924,311
	Yuzhou Group Holdings Co Ltd(g)
315,000	7.70%, 02/20/2025	17,801
200,000	8.30%, 05/27/2025	11,500
200,000	7.85%, 08/12/2026	11,240
		140,672,397
Industrial — 4.36%
300,000	Amphenol Corp 5.25%, 04/05/2034	299,060
	BAE Systems PLC(b)
200,000	5.25%, 03/26/2031	199,465
1,735,000	5.30%, 03/26/2034	1,719,045
395,000	Berry Global Inc(b) 5.65%, 01/15/2034	385,800
965,000	BNSF Funding Trust I(e) 6.61%, 12/15/2055	964,266
	Boeing Co
1,035,000	5.15%, 05/01/2030	993,896
1,297,000	3.63%, 02/01/2031	1,135,167
265,000	6.39%, 05/01/2031(b)	269,785
245,000	6.53%, 05/01/2034(b)	250,855

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 928,000	5.71%, 05/01/2040	$ 855,583
335,000	3.75%, 02/01/2050	219,211
2,805,000	5.81%, 05/01/2050	2,527,866
720,000	6.86%, 05/01/2054(b)	738,844
435,000	5.93%, 05/01/2060	388,912
395,000	7.01%, 05/01/2064(b)	404,429
195,000	Carrier Global Corp 5.90%, 03/15/2034	203,515
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(f)	956,191
200,000	9.13%, Perpetual(f)	213,358
2,630,000	5.20%, 09/17/2030	2,540,149
640,000	3.88%, 07/11/2031	564,263
725,000	Embraer Netherlands Finance BV(b) 7.00%, 07/28/2030	756,555
	Fortress Transportation & Infrastructure Investors LLC(b)
620,000	7.00%, 05/01/2031	633,428
120,000	7.00%, 06/15/2032	121,698
686,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	672,875
1,075,000	Graham Packaging Co Inc(b) 7.13%, 08/15/2028	1,015,512
1,070,000	Ingersoll Rand Inc 5.70%, 08/14/2033	1,093,869
1,325,000	Jabil Inc 3.00%, 01/15/2031	1,126,962
930,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	959,327
195,000	JELD-WEN Inc(b) 4.88%, 12/15/2027	184,166
400,000	L3Harris Technologies Inc 5.35%, 06/01/2034	397,147
634,000	LSB Industries Inc(b) 6.25%, 10/15/2028	611,435
110,000	Masterbrand Inc(b) 7.00%, 07/15/2032	111,243
1,220,000	Mauser Packaging Solutions Holding Co(b) 9.25%, 04/15/2027	1,220,783
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	605,926
	Nordson Corp
115,000	5.60%, 09/15/2028	116,376
930,000	5.80%, 09/15/2033	954,093
	Owens Corning
1,310,000	5.70%, 06/15/2034	1,322,057
502,000	7.00%, 12/01/2036	558,277
695,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 6.05%, 08/01/2028	711,809
290,000	Rand Parent LLC(b)(e) 8.50%, 02/15/2030	293,599
1,136,000	Regal Rexnord Corp 6.40%, 04/15/2033	1,162,338
	RTX Corp
150,000	2.38%, 03/15/2032	122,945
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 1,175,000	5.15%, 02/27/2033	$ 1,162,796
925,000	6.10%, 03/15/2034	973,662
290,000	Sealed Air Corp(b) 6.50%, 07/15/2032	288,373
500,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	459,050
105,000	Sensata Technologies Inc(b) 3.75%, 02/15/2031	91,518
415,000	SMBC Aviation Capital Finance Designated Activity Co(b) 5.45%, 05/03/2028	415,230
	TD SYNNEX Corp
985,000	1.75%, 08/09/2026	908,688
500,000	6.10%, 04/12/2034	501,391
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	233,363
	TransDigm Inc(b)
485,000	6.88%, 12/15/2030	495,112
695,000	6.63%, 03/01/2032	701,991
840,000	Trimble Inc 6.10%, 03/15/2033	869,827
1,027,000	Trivium Packaging Finance BV(b) 8.50%, 08/15/2027	1,019,339
1,485,000	Veralto Corp(b) 5.45%, 09/18/2033	1,482,170
865,000	Vontier Corp 2.95%, 04/01/2031	719,385
689,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	638,056
		41,542,031
Technology — 3.37%
	Atlassian Corp
815,000	5.25%, 05/15/2029	815,036
1,415,000	5.50%, 05/15/2034	1,402,048
	Booz Allen Hamilton Inc(b)
245,000	3.88%, 09/01/2028	230,716
555,000	4.00%, 07/01/2029	519,677
	Broadcom Inc
410,000	2.45%, 02/15/2031(b)	345,265
330,000	4.15%, 04/15/2032(b)	304,468
590,000	4.30%, 11/15/2032	551,455
370,000	2.60%, 02/15/2033(b)	299,850
680,000	3.42%, 04/15/2033(b)	586,261
2,200,000	3.47%, 04/15/2034(b)	1,875,487
580,000	3.14%, 11/15/2035(b)	464,457
24,000	3.19%, 11/15/2036(b)	18,993
261,000	4.93%, 05/15/2037(b)	245,474
	CDW LLC / CDW Finance Corp
130,000	2.67%, 12/01/2026	121,440
315,000	4.25%, 04/01/2028	300,690
235,000	3.28%, 12/01/2028	213,316
995,000	3.25%, 02/15/2029	898,854
1,575,000	3.57%, 12/01/2031	1,375,623

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 461,000	Consensus Cloud Solutions Inc(b)(e) 6.50%, 10/15/2028	$ 430,407
930,000	Entegris Inc(b) 4.75%, 04/15/2029	889,784
1,440,000	Fiserv Inc 5.63%, 08/21/2033	1,452,136
955,000	Foundry JV Holdco LLC(b) 6.25%, 01/25/2035	975,248
	Gartner Inc(b)
445,000	3.63%, 06/15/2029	407,518
445,000	3.75%, 10/01/2030	399,094
370,000	Helios Software Holdings Inc / ION Corporate Solutions Finance SARL(b) 8.75%, 05/01/2029	376,739
75,000	Insight Enterprises Inc(b) 6.63%, 05/15/2032	76,160
	Leidos Inc
100,000	4.38%, 05/15/2030	94,537
1,115,000	2.30%, 02/15/2031	918,664
915,000	5.75%, 03/15/2033	922,984
	Marvell Technology Inc
330,000	2.95%, 04/15/2031	284,643
140,000	5.95%, 09/15/2033	144,599
1,065,000	Microchip Technology Inc 5.05%, 03/15/2029	1,056,468
	Micron Technology Inc
370,000	6.75%, 11/01/2029	393,539
1,645,000	4.66%, 02/15/2030	1,594,320
260,000	5.30%, 01/15/2031	259,414
440,000	5.88%, 02/09/2033	449,484
3,275,000	5.88%, 09/15/2033	3,351,355
	MSCI Inc(b)
1,212,000	3.63%, 09/01/2030	1,088,138
200,000	3.25%, 08/15/2033	165,226
215,000	Open Text Corp(b) 6.90%, 12/01/2027	223,139
	Oracle Corp
430,000	6.15%, 11/09/2029	449,741
855,000	3.95%, 03/25/2051	632,166
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	172,736
540,000	Rocket Software Inc(b) 9.00%, 11/28/2028	548,776
691,000	Science Applications International Corp(b) 4.88%, 04/01/2028	659,435
40,000	Seagate HDD Cayman 4.09%, 06/01/2029	37,096
200,000	SK Hynix Inc(b) 6.38%, 01/17/2028	205,777
675,000	UKG Inc(b) 6.88%, 02/01/2031	683,458
850,000	VMware LLC 2.20%, 08/15/2031	690,663
	Western Digital Corp
530,000	4.75%, 02/15/2026	518,892
Principal Amount(a)		Fair Value
Technology — (continued)
$ 1,140,000	2.85%, 02/01/2029	$ 989,315
		32,110,761
Utilities — 1.78%
	AES Corp
260,000	3.95%, 07/15/2030(b)	237,726
370,000	2.45%, 01/15/2031	304,625
565,000	7.60%, 01/15/2055	571,985
360,000	Calpine Corp(b) 3.75%, 03/01/2031	318,160
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,167,572
820,000	Dominion Energy Inc 7.00%, 06/01/2054	853,181
750,000	Duke Energy Corp 5.45%, 06/15/2034	741,306
	Electricite de France SA(b)
255,000	6.25%, 05/23/2033(e)	263,790
540,000	6.90%, 05/23/2053	573,622
775,000	Enel Finance International NV(b) 7.50%, 10/14/2032	857,198
975,000	Entergy Corp 7.13%, 12/01/2054	966,359
200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	185,639
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,243,331
431,000	National Rural Utilities Cooperative Finance Corp(c) 8.50%, 04/30/2043 3-mo. SOFR + 3.17%	431,000
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,175,575
1,050,000	7.00%, 03/15/2033	1,108,382
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	100,051
320,000	3.25%, 06/01/2031	275,140
235,000	4.30%, 03/15/2045	180,641
935,000	PacifiCorp 5.80%, 01/15/2055	905,320
645,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	621,736
	Southern Co
845,000	5.70%, 03/15/2034	859,101
1,512,000	3.75%, 09/15/2051	1,419,770
210,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	215,194
729,000	Vistra Corp(b)(f) 8.00%, Perpetual	735,197
635,000	Vistra Operations Co LLC(b) 6.88%, 04/15/2032	644,634
		16,956,235
TOTAL CORPORATE BONDS AND NOTES — 48.28% (Cost $475,064,109)		$459,485,094

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
CONVERTIBLE BONDS
Communications — 0.45%
$ 120,000	Booking Holdings Inc 0.75%, 05/01/2025	$ 252,373
	DISH Network Corp
795,000	24.62%, 12/15/2025(h)	584,407
2,600,000	3.38%, 08/15/2026	1,612,416
	Etsy Inc
280,000	0.13%, 09/01/2027	233,863
655,000	0.25%, 06/15/2028	515,120
225,000	Liberty Media Corp-Liberty Formula One 2.25%, 08/15/2027	238,790
65,000	Palo Alto Networks Inc 0.38%, 06/01/2025	221,468
370,000	Spotify USA Inc(h) 2.97%, 03/15/2026	352,055
255,000	Uber Technologies Inc(b) 0.88%, 12/01/2028	303,195
		4,313,687
Consumer, Cyclical — 0.21%
625,000	Carnival Corp 5.75%, 12/01/2027	1,019,375
85,000	Royal Caribbean Cruises Ltd 6.00%, 08/15/2025	274,168
665,000	Southwest Airlines Co 1.25%, 05/01/2025	665,665
		1,959,208
Consumer, Non-Cyclical — 0.29%
1,535,000	BioMarin Pharmaceutical Inc(e) 1.25%, 05/15/2027	1,465,492
205,000	Jazz Investments I Ltd 2.00%, 06/15/2026	196,903
245,000	Shift4 Payments Inc 0.50%, 08/01/2027	231,402
1,070,000	Teladoc Health Inc 1.25%, 06/01/2027	886,706
		2,780,503
Technology — 0.15%
130,000	Datadog Inc 0.13%, 06/15/2025	188,175
145,000	Nutanix Inc 0.25%, 10/01/2027	169,070
460,000	ON Semiconductor Corp 0.50%, 03/01/2029	440,680
580,000	Unity Software Inc(h) 6.75%, 11/15/2026	499,670
130,000	Zscaler Inc 0.13%, 07/01/2025	174,518
		1,472,113
Utilities — 0.14%
225,000	Evergy Inc(b) 4.50%, 12/15/2027	226,800
155,000	NRG Energy Inc 2.75%, 06/01/2048	297,213
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 830,000	PPL Capital Funding Inc 2.88%, 03/15/2028	$ 793,895
		1,317,908
TOTAL CONVERTIBLE BONDS — 1.24% (Cost $12,150,565)		$11,843,419
FOREIGN GOVERNMENT BONDS AND NOTES
805,000	Angolan Government International Bond(b) 8.75%, 04/14/2032	712,167
3,829,000	Argentine Republic Government International Bond(j) 3.50%, 07/09/2041	1,489,051
50,000	Benin Government International Bond(b) 7.96%, 02/13/2038	46,489
15,148	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2029	2,520,251
	Brazilian Government International Bond
290,000	6.25%, 03/18/2031	287,635
1,965,000	6.00%, 10/20/2033	1,888,375
	Chile Government International Bond
1,920,000	3.50%, 01/31/2034	1,663,401
890,000	3.50%, 01/25/2050	638,883
	Colombia Government International Bond
675,000	7.50%, 02/02/2034	675,229
2,645,000	8.00%, 11/14/2035	2,719,226
	Costa Rica Government International Bond(b)
360,000	6.55%, 04/03/2034	370,226
305,000	7.30%, 11/13/2054	319,775
	Dominican Republic International Bond
1,480,000	4.88%, 09/23/2032(b)	1,324,053
900,000	4.88%, 09/23/2032	805,167
480,000	6.60%, 06/01/2036(b)	477,463
1,137,000	Ecuador Government International Bond(b)(j) 6.00%, 07/31/2030	717,447
	Egypt Government International Bond(b)
245,000	7.50%, 01/31/2027	235,212
248,000	7.60%, 03/01/2029	224,626
485,000	5.88%, 02/16/2031	376,316
445,000	8.50%, 01/31/2047	329,923
1,060,000	El Salvador Government International Bond(b) 7.65%, 06/15/2035	766,173
795,000	Export-Import Bank of Korea 5.13%, 01/11/2033	804,365
1,270,000	Finance Department Government of Sharjah(b) 4.00%, 07/28/2050	825,500

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 150,000	Gabon Government International Bond(b) 6.95%, 06/16/2025	$ 137,285
	Ghana Government International Bond
415,000	8.13%, 03/26/2032(b)	212,687
304,000	8.13%, 03/26/2032	155,420
1,175,000	Hungary Government International Bond(b) 6.25%, 09/22/2032	1,211,378
920,000	Indonesia Government International Bond 2.85%, 02/14/2030	815,474
36,095,999,232	Indonesia Treasury Bond IDR, 6.88%, 04/15/2029	2,196,367
	Ivory Coast Government International Bond(b)
515,000	6.38%, 03/03/2028	498,674
200,000	6.13%, 06/15/2033	177,250
980,000	8.25%, 01/30/2037	949,326
900,000	Jordan Government International Bond(b) 5.85%, 07/07/2030	804,568
369,387(k)	Mexican Bonos MXN, 7.50%, 05/26/2033	1,737,058
	Mexico Government International Bond
1,175,000	3.50%, 02/12/2034	954,608
1,190,000	6.35%, 02/09/2035	1,196,519
780,000	6.34%, 05/04/2053	735,425
800,000	6.40%, 05/07/2054	761,897
	Morocco Government International Bond(b)
915,000	3.00%, 12/15/2032	735,463
355,000	5.50%, 12/11/2042	312,711
3,950,000	New Zealand Government Bond NZD, 3.50%, 04/14/2033	2,208,220
1,220,000	Nigeria Government International Bond(b) 7.38%, 09/28/2033	996,015
23,640,000	Norway Government Bond(b) NOK, 1.75%, 03/13/2025	2,173,432
810,000	Oman Government International Bond(b) 6.75%, 01/17/2048	824,836
820,000	Pakistan Government International Bond(b) 7.38%, 04/08/2031	646,531
	Panama Government International Bond
600,000	3.88%, 03/17/2028	552,524
132,000	7.50%, 03/01/2031	137,969
737,000	8.00%, 03/01/2038	776,087
605,000	Paraguay Government International Bond(b) 6.00%, 02/09/2036	607,313
	Philippine Government International Bond
1,315,000	3.70%, 03/01/2041	1,071,725
740,000	2.95%, 05/05/2045	512,450
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 900,000	2.65%, 12/10/2045	$ 590,148
	Qatar Government International Bond
850,000	3.75%, 04/16/2030(b)	809,200
1,000,000	5.10%, 04/23/2048	973,750
475,000	Republic of Armenia International Bond(b) 3.60%, 02/02/2031	386,185
320,000	Republic of Kenya Government International Bond(b) 8.00%, 05/22/2032	277,968
	Republic of Poland Government International Bond
1,300,000	4.88%, 10/04/2033	1,267,807
525,000	5.50%, 04/04/2053	514,608
2,330,000	5.50%, 03/18/2054	2,261,265
32,305,000	Republic of South Africa Government Bond ZAR, 8.88%, 02/28/2035	1,495,419
	Republic of South Africa Government International Bond
250,000	4.85%, 09/30/2029	228,820
1,200,000	5.88%, 06/22/2030	1,140,528
1,450,000	5.88%, 04/20/2032	1,345,020
	Republic of Uzbekistan International Bond
755,000	EUR, 5.38%, 05/29/2027(b)	806,293
300,000	7.85%, 10/12/2028(b)	309,441
200,000	3.90%, 10/19/2031	162,412
1,090,000	6.90%, 02/28/2032(b)	1,060,772
	Romanian Government International Bond
1,110,000	7.13%, 01/17/2033(b)	1,168,850
710,000	7.13%, 01/17/2033(e)	747,643
1,442,000	6.38%, 01/30/2034(b)	1,451,781
	Saudi Government International Bond(b)
1,915,000	5.50%, 10/25/2032	1,951,458
2,020,000	4.50%, 10/26/2046	1,711,516
	Serbia International Bond(b)
1,250,000	6.50%, 09/26/2033	1,266,837
775,000	6.00%, 06/12/2034	762,938
131,000	Trinidad & Tobago Government International Bond(b) 6.40%, 06/26/2034	130,667
	Turkey Government International Bond
830,000	9.38%, 03/14/2029	901,295
980,000	7.63%, 04/26/2029	999,651
1,550,000	EUR, 5.88%, 05/21/2030	1,660,488
2,400,000	9.13%, 07/13/2030	2,613,000
	Ukraine Government International Bond
745,000	7.75%, 09/01/2026	229,367
425,000	7.75%, 09/01/2028	130,156

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 2,075,000	United Arab Emirates International Government Bond(b) 4.86%, 07/02/2034	$ 2,069,057
2,630,000	United Kingdom Gilt GBP, 0.25%, 01/31/2025	3,246,391
	Venezuela Government International Bond(g)
1,700,000	7.65%, 04/21/2025	260,100
895,000	9.38%, 01/13/2034	167,859
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 8.35% (Cost $81,436,897)		$79,414,855
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.78%
1,146,412	A&D Mortgage Trust(b)(j) Series 2023-NQM3 Class A1 6.73%, 07/25/2068	1,152,195
	Ajax Mortgage Loan Trust(b)
	Series 2019-D Class A1
137,514	2.96%, 09/25/2065(j)	128,057
	Series 2021-A Class A1
1,211,799	1.07%, 09/25/2065(d)	1,059,287
	Series 2022-B Class A1
1,447,899	3.50%, 03/27/2062(j)	1,360,357
	Angel Oak Mortgage Trust(b)
	Series 2020-SBC1 Class A1
236,179	2.07%, 05/25/2050(d)	215,474
	Series 2021-3 Class A2
298,812	1.31%, 05/25/2066(d)	250,438
	Series 2022-5 Class A1
766,579	4.50%, 05/25/2067(j)	747,322
	Series 2023-1 Class A1
667,913	4.75%, 09/26/2067(j)	652,311
	Arroyo Mortgage Trust(b)(d)
	Series 2019-1 Class A1
125,755	3.81%, 01/25/2049	119,622
	Series 2019-2 Class A1
486,025	3.35%, 04/25/2049	461,640
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	390,425
1,060,000	BBCMS Mortgage Trust(b)(c) Series 2018-TALL Class A 6.25%, 03/15/2037 1-mo. SOFR + 0.92%	1,001,720
33,880	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	31,406
	BPR Trust(b)(c)
	Series 2021-NRD Class B
130,000	7.45%, 12/15/2038 1-mo. SOFR + 2.12%	126,384
	Series 2021-NRD Class C
145,000	7.75%, 12/15/2038 1-mo. SOFR + 2.42%	140,278
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-NRD Class D
$ 90,000	9.05%, 12/15/2038 1-mo. SOFR + 3.72%	$ 85,676
	Series 2022-OANA Class A
1,455,000	7.23%, 04/15/2037 1-mo. SOFR + 1.90%	1,455,000
	Series 2022-STAR Class A
480,000	8.56%, 08/15/2039 1-mo. SOFR + 3.23%	480,423
138,732	Bunker Hill Loan Depositary Trust(b)(j) Series 2019-2 Class A1 2.88%, 07/25/2049	131,442
	BX Trust(b)
	Series 2019-OC11 Class D
2,190,000	4.08%, 12/09/2041(d)	1,936,374
	Series 2022-AHP Class B
730,000	7.17%, 01/17/2039(c) 1-mo. SOFR + 1.84%	718,594
	Series 2022-CLS Class A
564,000	5.76%, 10/13/2027	557,779
	Series 2024-VLT4 Class A
310,000	6.81%, 07/15/2029(c) 1-mo. SOFR + 1.49%	308,546
	Series 2024-XL5 Class A
1,390,525	6.72%, 03/15/2041(c) 1-mo. SOFR + 1.39%	1,382,703
775,000	CENT Trust(b)(c) Series 2023-CITY Class A 7.95%, 09/15/2038 1-mo. SOFR + 2.62%	778,875
185,000	Citigroup Mortgage Loan Trust(b)(d) Series 2019-RP1 Class M2 4.00%, 01/25/2066	164,146
	COLT Mortgage Loan Trust(b)
	Series 2021-2R Class A1
43,766	0.80%, 07/27/2054	37,924
	Series 2022-4 Class A1
1,284,014	4.30%, 03/25/2067(d)	1,244,381
	Series 2022-5 Class A1
3,117,248	4.55%, 04/25/2067(d)	3,090,005
	Series 2023-3 Class A1
1,791,661	7.18%, 09/25/2068(j)	1,816,300
	Series 2023-4 Class A1
197,663	7.16%, 10/25/2068(j)	200,282
	COMM Mortgage Trust
	Series 2012-LC4 Class B
44,265	4.93%, 12/10/2044(d)	41,166
	Series 2012-LTRT Class A2
72,663	3.40%, 10/05/2030(b)	69,906
	Series 2013-300P Class A1
1,900,000	4.35%, 08/10/2030(b)	1,788,520
	CoreVest American Finance Ltd(b)(j)
	Series 2021-RTL1 Class A1
556,144	2.24%, 03/28/2029	541,952
	Series 2023-RTL1 Class A1
495,000	7.55%, 12/28/2030	497,431

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
$ 285,000	4.18%, 09/15/2037	$ 246,910
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	76,011
	Series 2020-RPL3 Class A1
148,737	4.08%, 03/25/2060(d)	148,114
	Series 2021-RPL1 Class A1
222,553	4.05%, 09/27/2060(d)	217,786
235,000	DBUBS Mortgage Trust(b)(d) Series 2017-BRBK Class D 3.65%, 10/10/2034	204,444
460,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.38%, 09/12/2040	469,729
1,833,753	Deephaven Residential Mortgage Trust(b)(d) Series 2022-1 Class A1 2.21%, 01/25/2067	1,626,451
	Ellington Financial Mortgage Trust(b)(d)
	Series 2019-2 Class A3
45,095	3.05%, 11/25/2059	42,491
	Series 2022-1 Class A1
991,192	2.21%, 01/25/2067	841,630
1,058,000	ELM Trust(b)(d) Series 2024-ELM Class A10 5.80%, 06/10/2039	1,058,804
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
2,337,571	7.14%, 07/15/2038 1-mo. SOFR + 1.81%	2,331,747
	Series 2021-ESH Class D
390,352	7.69%, 07/15/2038 1-mo. SOFR + 2.36%	390,108
135,181	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	127,757
1,315,000	GCT Commercial Mortgage Trust(b)(c) Series 2021-GCT Class A 6.24%, 02/15/2038 1-mo. SOFR + 0.91%	1,079,693
915,000	GITSIT Mortgage Loan Trust(b)(j) Series 2024-NPL1 Class A1 7.47%, 06/25/2054	915,000
	GS Mortgage Securities Corp Trust(b)(d)
	Series 2013-G1 Class B
86,475	3.84%, 04/10/2031	79,627
	Series 2013-PEMB Class A
130,000	3.67%, 03/05/2033	109,424
	Series 2013-PEMB Class D
430,000	3.67%, 03/05/2033	228,475
1,678,965	Imperial Fund Mortgage Trust(b)(j) Series 2022-NQM3 Class A1 4.38%, 05/25/2067	1,618,394
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,757,000	INTOWN Mortgage Trust(b)(c) Series 2022-STAY Class A 7.82%, 08/15/2039 1-mo. SOFR + 2.49%	$ 1,760,284
240,673	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 3.69%, 12/15/2047	221,657
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(d)	178,587
	Series 2021-GS4 Class A1
97,665	1.65%, 11/25/2060(j)	95,150
	Med Trust(b)(c)
	Series 2021-MDLN Class B
104,498	6.89%, 11/15/2038 1-mo. SOFR + 1.56%	104,335
	Series 2021-MDLN Class C
268,710	7.24%, 11/15/2038 1-mo. SOFR + 1.91%	268,626
	Series 2021-MDLN Class D
129,379	7.44%, 11/15/2038 1-mo. SOFR + 2.11%	129,298
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.47%, 04/25/2055	789,642
	MFA Trust(b)
	Series 2020-NQM3 Class A1
740,664	1.01%, 01/26/2065(d)	675,015
	Series 2022-INV2 Class A1
482,877	4.95%, 07/25/2057(j)	473,981
	Series 2022-NQM2 Class A1
279,218	4.00%, 05/25/2067(j)	265,724
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-3 Class B1
636,695	3.25%, 01/25/2061	541,678
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	538,297
	Series 2019-GS1 Class A1
158,588	2.75%, 07/25/2059	151,371
1,225,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2038	1,261,352
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
87,288	3.28%, 10/15/2030(b)	79,432
	Series 2013-C11 Class B
80,000	4.21%, 08/15/2046(d)	48,611
	Series 2013-C12 Class C
66,659	4.96%, 10/15/2046(d)	61,192
	Series 2015-C25 Class A4
915,000	3.37%, 10/15/2048	892,733
	New Residential Mortgage Loan Trust(b)
	Series 2016-3A Class B1
765,847	4.00%, 09/25/2056(d)	708,960

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2016-4A Class B1A
$ 599,510	4.50%, 11/25/2056(d)	$ 572,647
	Series 2017-2A Class A3
1,175,121	4.00%, 03/25/2057(d)	1,105,354
	Series 2019-RPL2 Class M2
670,000	3.75%, 02/25/2059(d)	578,538
	Series 2020-NQM1 Class A3
880,499	2.77%, 01/26/2060(d)	808,540
	Series 2021-NQ2R Class A1
373,675	0.94%, 10/25/2058(d)	342,366
	Series 2022-NQM2 Class A1
2,708,533	3.08%, 03/27/2062(d)	2,453,389
	Series 2024-RTL1 Class A1
615,000	6.66%, 03/25/2039(j)	616,362
	NYMT Loan Trust(b)
	Series 2022-CP1 Class A1
1,272,454	2.04%, 07/25/2061	1,157,770
	Series 2024-BPL2 Class A1
600,000	6.51%, 05/25/2039(j)	602,099
	Series 2024-CP1 Class A1
1,496,062	3.75%, 02/25/2068(d)	1,376,656
	Onslow Bay Financial LLC(b)
	Series 2023-NQM5 Class A1A
897,362	6.57%, 06/25/2063(j)	903,967
	Series 2024-HYB2 Class A1
589,272	3.60%, 04/25/2053(d)	557,612
	Series 2024-NQM9 Class A1
735,000	6.03%, 01/25/2064(j)	734,310
1,150,000	ORL Trust(b)(c) Series 2023-GLKS Class A 7.68%, 10/19/2036 1-mo. SOFR + 2.35%	1,152,154
292,226	Palisades Mortgage Loan Trust(b)(j) Series 2021-RTL1 Class A1 3.49%, 06/25/2026	292,226
998,024	Pretium Mortgage Credit Partners(b)(d) Series 2024-RPL1 Class A1 3.90%, 10/25/2063	952,583
280,664	Provident Funding Mortgage Trust(b)(d) Series 2019-1 Class A2 3.00%, 12/25/2049	234,902
	PRP Advisors LLC(b)
	Series 2020-4 Class A1
179,158	5.61%, 10/25/2025(j)	179,036
	Series 2021-8 Class A1
249,357	1.74%, 09/25/2026(d)	242,050
	Series 2021-RPL1 Class A1
690,963	1.32%, 07/25/2051(j)	618,954
	Series 2024-2 Class A1
479,378	7.03%, 03/25/2029(j)	481,270
111,333	RCKT Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	93,240
289,657	RCO VII Mortgage LLC(b)(j) Series 2024-1 Class A1 7.02%, 01/25/2029	288,761
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 284,391	Redwood Funding Trust(b)(j) Series 2023-1 Class A 7.50%, 07/25/2059	$ 278,398
160,214	Starwood Mortgage Residential Trust(b)(d) Series 2021-3 Class A3 1.52%, 06/25/2056	134,491
130,000	Toorak Mortgage Trust(b)(j) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	130,269
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	4.04%, 07/25/2056(d)	580,108
	Series 2017-1 Class A2
465,823	3.50%, 10/25/2056(d)	456,844
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	607,406
	Series 2017-4 Class A2
630,000	3.00%, 06/25/2057(d)	572,874
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(d)	276,529
	Series 2017-6 Class A2
780,000	3.00%, 10/25/2057(d)	721,545
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(d)	82,890
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(d)	141,459
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	282,351
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,429,376
	Series 2019-2 Class A2
1,170,000	3.75%, 12/25/2058(d)	1,042,998
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	805,465
	Series 2019-4 Class A1
182,684	2.90%, 10/25/2059(d)	170,743
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(d)	541,355
	Series 2019-HY2 Class M1
925,000	7.06%, 05/25/2058(c) 1-mo. SOFR + 1.71%	939,582
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060(d)	84,652
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(d)	853,212
	VCAT LLC(b)(j)
	Series 2021-NPL1 Class A1
23,144	5.29%, 12/26/2050	23,027
	Series 2021-NPL4 Class A1
412,316	1.87%, 08/25/2051	408,595
	Series 2021-NPL5 Class A1
298,140	1.87%, 08/25/2051	293,441
	Series 2021-NPL6 Class A1
518,894	1.92%, 09/25/2051	507,753
	Verus Securitization Trust(b)(j)
	Series 2022-4 Class A1
1,190,677	4.47%, 04/25/2067	1,162,578

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-5 Class A1
$ 931,851	3.80%, 04/25/2067	$ 870,444
	Series 2022-6 Class A1
677,758	4.91%, 06/25/2067	668,908
	Series 2022-7 Class A1
1,320,635	5.15%, 07/25/2067	1,304,728
	Series 2023-8 Class A1
795,770	6.26%, 12/25/2068	799,009
	Visio Trust(b)
	Series 2019-2 Class A1
192,085	2.72%, 11/25/2054(d)	183,136
	Series 2020-1R Class A1
833,066	1.31%, 11/25/2055	776,555
	Series 2020-1R Class A2
96,888	1.57%, 11/25/2055	87,826
	Series 2022-1 Class A2
878,997	5.85%, 08/25/2057(j)	869,346
58,051	VOLT XCII LLC(b)(j) Series 2021-NPL1 Class A1 4.89%, 02/27/2051	57,150
182,603	VOLT XCIII LLC(b)(j) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	179,902
159,337	VOLT XCIV LLC(b)(j) Series 2021-NPL3 Class A1 5.24%, 02/27/2051	157,611
104,465	VOLT XCVI LLC(b)(j) Series 2021-NPL5 Class A1 5.12%, 03/27/2051	103,547
272,853	VOLT XCVII LLC(b)(j) Series 2021-NPL6 Class A1 5.24%, 04/25/2051	271,292
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
134,435	4.08%, 07/15/2046	123,410
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	116,358
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
220,000	4.33%, 08/15/2046(d)	192,169
	Series 2014-C20 Class B
190,000	4.38%, 05/15/2047	165,812
	Series 2014-C24 Class AS
1,490,000	3.93%, 11/15/2047	1,458,394
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(d)	65,399
		83,546,584
U.S. Government Agency — 1.04%
	Federal Home Loan Mortgage Corp
2,579,433	5.50%, 12/01/2052	2,549,629
2,056,546	5.50%, 01/01/2053	2,031,148
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 138,175	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA3 Class M1A 7.34%, 04/25/2042 1-mo. SOFR + 2.00%	$ 140,236
	Federal National Mortgage Association
1,603,028	5.00%, 10/01/2052	1,552,031
1,456,660	4.50%, 11/01/2052	1,373,956
1,040,533	5.00%, 11/01/2052	1,007,430
1,309,305	5.50%, 07/01/2053	1,291,501
		9,945,931
TOTAL MORTGAGE-BACKED SECURITIES — 9.82% (Cost $96,002,818)		$93,492,515
MUNICIPAL BONDS AND NOTES
1,105,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	934,567
TOTAL MUNICIPAL BONDS AND NOTES — 0.10% (Cost $1,101,071)		$934,567
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,000,000	5.00%, 08/31/2025(l)	4,996,094
36,680,000	4.63%, 02/28/2026	36,548,180
13,305,000	4.25%, 02/15/2054	12,668,855
TOTAL U.S. TREASURY BONDS AND NOTES — 5.70% (Cost $54,205,157)		$54,213,129
Shares
COMMON STOCK
Communications — 0.12%
95,643	Altice USA Inc Class A(m)	195,112
90,560	Paramount Global Class B	940,918
		1,136,030
Consumer, Cyclical — 0.01%
650	NMG Parent LLC(m)	113,750
Consumer, Non-Cyclical — 0.22%
3,734	AbbVie Inc	640,456
9,830	BioMarin Pharmaceutical Inc(m)	809,304

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
899	Elevance Health Inc	$ 487,132
3,165	Endo Inc(m)	156,857
5,681	Lannett Co Inc(m)	6,309
662	Rising Tide Holdings Inc(m)	1,490
		2,101,548
Industrial — 0.10%
90,082	Cemex SAB de CV Sponsored ADR	575,624
801	Lockheed Martin Corp	374,147
		949,771
TOTAL COMMON STOCK — 0.45% (Cost $5,875,463)		$4,301,099
CONVERTIBLE PREFERRED STOCK
Energy — 0.06%
12,014	El Paso Energy Capital Trust I 4.75%	568,743
Financial — 0.09%
204	Bank of America Corp 7.25%	244,188
745,000	Charles Schwab Corp Series H 4.00%	636,240
2	Wells Fargo & Co 7.50%	2,378
		882,806
TOTAL CONVERTIBLE PREFERRED STOCK — 0.15% (Cost $1,421,113)		$1,451,549
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,048,933	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(n), 5.26%(o)	$ 11,048,933
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.16% (Cost $11,048,933)		$11,048,933
TOTAL INVESTMENTS — 99.61% (Cost $971,739,098)		$947,979,465
OTHER ASSETS & LIABILITIES, NET — 0.39%		$3,690,863
TOTAL NET ASSETS — 100.00%		$951,670,328

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 28, 2024.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is on loan as of June 28, 2024.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in default.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 28, 2024. Maturity date disclosed represents final maturity date.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
(o)	Rate shown is the 7-day yield as of June 28, 2024.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	236	USD	25,956	Sep 2024	$227,502
U.S. 2 Year Treasury Note Futures	83	USD	16,950	Sep 2024	50,837
U.S. Long Bond Futures	927	USD	109,676	Sep 2024	1,431,038
U.S. Ultra Bond Futures	273	USD	34,219	Sep 2024	460,417
Short
U.S. 10 Year Treasury Ultra Futures	1,055	USD	119,775	Sep 2024	(1,267,308)
U.S. 5 Year Treasury Note Futures	111	USD	11,830	Sep 2024	(86,023)
				Net Appreciation	$816,463
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.62%
$ 500,000	AGL Ltd(a)(b) Series 2021-16A Class A 6.72%, 01/20/2035 3-mo. SOFR + 1.39%	$ 500,337
	AmeriCredit Automobile Receivables Trust
	Series 2021-1 Class D
1,500,000	1.21%, 12/18/2026	1,431,967
	Series 2023-2 Class C
550,000	6.00%, 07/18/2029	557,214
750,000	Ares LXIV Ltd(a)(b) Series 2022-64A Class A1 6.77%, 04/15/2035 3-mo. SOFR + 1.44%	750,436
851,373	BRAVO Residential Funding Trust(a)(b) Series 2021-HE2 Class A1 6.09%, 11/25/2069 1-mo. SOFR + 0.75%	847,684
1,203,479	Capital One Prime Auto Receivables Trust Series 2022-1 Class A3 3.17%, 04/15/2027	1,181,699
	CCG Receivables Trust(a)
	Series 2020-1 Class B
127,000	1.19%, 12/14/2027	126,758
	Series 2023-1 Class A2
517,551	5.82%, 09/16/2030	518,557
789,000	Chase Auto Owner Trust(a) Series 2024-1A Class A3 5.13%, 05/25/2029	788,440
400,000	CQS Ltd(a)(b) Series 2021-1 Class A 6.81%, 01/20/2035 3-mo. SOFR + 1.48%	400,080
975,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	939,557
2,147,000	Discover Card Execution Note Trust Series 2022-A3 Class A3 3.56%, 07/15/2027	2,106,863
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,160,468
800,000	Elmwood Ltd(a)(b) Series 2024-3A Class A 6.85%, 04/18/2037 3-mo. SOFR + 1.52%	802,400
2,100,000	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	2,096,305
2,203,000	Golden Credit Card Trust(a) Series 2022-4A Class A 4.31%, 09/15/2027	2,171,756
500,000	GoldentTree Loan Management US Ltd(a)(b) Series 2021-11A Class A 6.72%, 10/20/2034 3-mo. SOFR + 1.39%	500,747
Principal Amount		Fair Value
Non-Agency — (continued)
$ 800,000	HalseyPoint Ltd(a)(b) Series 2021-4A Class A 6.81%, 04/20/2034 3-mo. SOFR + 1.48%	$ 801,800
750,000	Magnetite XXXVII Ltd(a)(b) Series 2023-377A Class A 6.97%, 10/20/2036 3-mo. SOFR + 1.65%	755,929
400,000	OHA Credit Funding 7 Ltd(a)(b) Series 2020-7A Class AR 6.63%, 02/24/2037 3-mo. SOFR + 1.30%	400,001
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,069,195
	Palmer Square Ltd(a)(b)
	Series 2021-3A Class B
900,000	7.24%, 01/15/2035 3-mo. SOFR + 1.91%	901,622
	Series 2022-1A Class A
800,000	6.64%, 04/20/2035 3-mo. SOFR + 1.32%	801,549
800,000	Park Avenue Institutional Advisers Ltd(a)(b) Series 2021-1A Class A1A 6.98%, 01/20/2034 3-mo. SOFR + 1.65%	800,969
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
552,485	1.35%, 07/15/2027	538,148
	Series 2021-3 Class D
1,113,143	1.33%, 09/15/2027	1,081,818
	Series 2021-4A Class D
2,000,000	1.67%, 10/15/2027	1,923,905
	Series 2023-3 Class B
550,000	5.61%, 07/17/2028	550,439
	Series 2023-4 Class B
550,000	5.77%, 12/15/2028	553,823
	Series 2023-4 Class C
300,000	6.04%, 12/15/2031	304,060
800,000	Sound Point XXVI Ltd(a)(b) Series 2020-1A Class AR 6.76%, 07/20/2034 3-mo. SOFR + 1.43%	800,916
900,000	Texas Debt Capital Ltd(a)(b) Series 2023-1A Class A 7.12%, 04/20/2036 3-mo. SOFR + 1.80%	904,623
500,000	Trestles IV Ltd(a)(b) Series 2021-4A Class A 6.76%, 07/21/2034 3-mo. SOFR + 1.43%	500,888
545,000	Venture Ltd(a)(b) Series 2021-44A Class A1N 6.79%, 10/20/2034 3-mo. SOFR + 1.46%	544,452
400,000	Wise Ltd(a)(b) Series 2024-2A Class A 6.78%, 07/15/2037 3-mo. SOFR + 1.46%	400,000

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	$ 473,334
TOTAL ASSET-BACKED SECURITIES — 7.62% (Cost $31,342,183)		$30,988,739
BANK LOANS
2,359,811	Vyaire Medical Inc(b)(c)(d) 10.31%, 04/16/2025 3-mo. SOFR + 4.99%	1,368,691
TOTAL BANK LOANS — 0.34% (Cost $2,338,309)		$1,368,691
CORPORATE BONDS AND NOTES
Basic Materials — 1.58%
	Celanese US Holdings LLC
675,000	1.40%, 08/05/2026	619,914
500,000	6.17%, 07/15/2027	507,458
595,000	6.33%, 07/15/2029	611,953
1,810,000	CF Industries Inc(a) 4.50%, 12/01/2026	1,766,901
1,075,000	Georgia-Pacific LLC(a) 1.75%, 09/30/2025	1,028,578
855,000	Glencore Funding LLC(a) 6.13%, 10/06/2028	875,211
1,090,000	International Flavors & Fragrances Inc(a) 1.23%, 10/01/2025	1,030,924
		6,440,939
Communications — 4.17%
1,040,000	AT&T Inc 4.25%, 03/01/2027	1,015,718
2,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.15%, 11/10/2026	2,019,328
1,415,000	Cisco Systems Inc 4.85%, 02/26/2029	1,414,750
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,629,285
	Meta Platforms Inc
1,060,000	3.50%, 08/15/2027(e)	1,017,666
1,020,000	4.60%, 05/15/2028	1,015,740
2,400,000	Netflix Inc(a) 5.38%, 11/15/2029	2,423,432
810,000	Paramount Global 3.70%, 06/01/2028	730,395
1,405,000	Rogers Communications Inc 5.00%, 02/15/2029	1,387,683
2,290,000	Sprint Capital Corp 6.88%, 11/15/2028	2,427,633
Principal Amount		Fair Value
Communications — (continued)
$ 2,000,000	T-Mobile USA Inc 2.25%, 02/15/2026	$ 1,899,173
		16,980,803
Consumer, Cyclical — 5.35%
1,070,000	Alimentation Couche-Tard Inc(a) 3.55%, 07/26/2027	1,017,978
2,000,000	Aptiv PLC / Aptiv Corp 2.40%, 02/18/2025	1,956,827
2,250,000	DR Horton Inc 1.30%, 10/15/2026	2,059,526
3,000,000	Ford Motor Credit Co LLC 2.30%, 02/10/2025	2,933,213
2,000,000	General Motors Financial Co Inc 5.40%, 04/06/2026	1,995,450
1,325,000	Home Depot Inc 4.75%, 06/25/2029	1,317,284
1,500,000	Hyatt Hotels Corp 5.75%, 01/30/2027	1,514,810
	Hyundai Capital America(a)
2,000,000	1.00%, 09/17/2024	1,979,206
1,745,000	5.30%, 01/08/2029	1,737,981
431,000	5.35%, 03/19/2029	430,323
200,000	Sands China Ltd 4.05%, 01/08/2026	193,543
1,000,000	Tapestry Inc 7.05%, 11/27/2025	1,016,619
705,000	Toll Brothers Finance Corp 3.80%, 11/01/2029	652,122
3,000,000	Warnermedia Holdings Inc 3.79%, 03/15/2025	2,956,338
		21,761,220
Consumer, Non-Cyclical — 7.55%
	AbbVie Inc
1,835,000	4.80%, 03/15/2027	1,826,766
1,840,000	4.80%, 03/15/2029	1,832,888
	Amgen Inc
685,000	5.25%, 03/02/2025	683,614
1,610,000	5.15%, 03/02/2028	1,609,763
1,120,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	1,020,904
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	988,022
1,000,000	Becton Dickinson & Co 4.69%, 02/13/2028	985,708
1,090,000	Block Inc 2.75%, 06/01/2026	1,029,611
1,510,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	1,507,023
465,000	Campbell Soup Co 5.20%, 03/21/2029	465,271
1,010,000	ERAC USA Finance LLC(a) 3.30%, 12/01/2026	965,060
685,000	GE HealthCare Technologies Inc 5.65%, 11/15/2027	694,005

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,365,000	Haleon US Capital LLC 3.38%, 03/24/2027	$ 1,302,525
	HCA Inc
2,000,000	3.13%, 03/15/2027	1,889,559
1,000,000	5.20%, 06/01/2028	996,040
	Icon Investments Six Designated Activity Co
275,000	5.81%, 05/08/2027	277,755
200,000	5.85%, 05/08/2029	203,222
1,000,000	IQVIA Inc 5.70%, 05/15/2028	1,009,680
1,395,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.00%, 02/02/2029	1,244,530
1,125,000	Kenvue Inc 5.05%, 03/22/2028	1,131,141
1,000,000	Medtronic Global Holdings SCA 4.25%, 03/30/2028	977,085
	Pfizer Investment Enterprises Pte Ltd
2,000,000	4.45%, 05/19/2026	1,974,452
1,245,000	4.45%, 05/19/2028	1,223,203
1,000,000	Roche Holdings Inc(a) 5.27%, 11/13/2026	1,005,036
1,000,000	Royalty Pharma PLC 5.15%, 09/02/2029	991,552
1,000,000	UnitedHealth Group Inc 4.25%, 01/15/2029	973,719
2,000,000	Viatris Inc 1.65%, 06/22/2025	1,922,156
		30,730,290
Energy — 2.73%
1,285,000	Boardwalk Pipelines LP 5.95%, 06/01/2026	1,291,529
3,000,000	Canadian Natural Resources Ltd 2.05%, 07/15/2025	2,889,115
1,830,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,743,335
760,000	Diamondback Energy Inc 5.15%, 01/30/2030	756,782
	Energy Transfer LP
2,000,000	6.05%, 12/01/2026	2,025,524
20,000	5.25%, 07/01/2029	19,876
100,000	EQT Corp(a) 3.13%, 05/15/2026	95,560
1,000,000	ONEOK Inc 5.55%, 11/01/2026	1,004,080
	Ovintiv Inc
1,015,000	5.65%, 05/15/2025	1,013,721
260,000	5.65%, 05/15/2028	262,957
		11,102,479
Financial — 31.77%
1,400,000	ABN AMRO Bank NV(a) 6.34%, 09/18/2027	1,418,492
Principal Amount		Fair Value
Financial — (continued)
$ 865,000	AEGON Funding Co LLC(a) 5.50%, 04/16/2027	$ 861,330
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
2,500,000	1.75%, 10/29/2024	2,466,563
1,405,000	6.10%, 01/15/2027	1,425,609
500,000	AIB Group PLC(a) 7.58%, 10/14/2026	510,777
2,315,000	Air Lease Corp 4.63%, 10/01/2028	2,244,813
940,000	Aircastle Ltd(a) 6.50%, 07/18/2028	957,619
1,430,000	Ally Financial Inc 5.75%, 11/20/2025	1,420,975
	American Express Co
1,000,000	5.39%, 07/28/2027	1,001,224
1,020,000	5.10%, 02/16/2028	1,015,455
2,180,000	American Tower Corp REIT 2.75%, 01/15/2027	2,045,265
	Ares Capital Corp
1,435,000	2.15%, 07/15/2026	1,326,229
800,000	7.00%, 01/15/2027	813,416
2,260,000	Athene Global Funding(a) 1.73%, 10/02/2026	2,076,393
600,000	Aviation Capital Group LLC(a) 5.38%, 07/15/2029	593,009
1,200,000	Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/2029	1,203,966
4,400,000	Banco Santander SA 1.72%, 09/14/2027	4,034,897
	Bank of America Corp
3,000,000	1.53%, 12/06/2025	2,944,014
7,055,000	6.20%, 11/10/2028	7,265,437
2,500,000	Bank of Nova Scotia 3.45%, 04/11/2025	2,458,785
1,680,000	Banque Federative du Credit Mutuel SA(a) 1.60%, 10/04/2026	1,545,474
1,000,000	Barclays PLC 3.65%, 03/16/2025	984,693
1,060,000	BNP Paribas SA(a) 2.22%, 06/09/2026	1,024,677
	BPCE SA(a)
360,000	4.50%, 03/15/2025	355,182
475,000	5.98%, 01/18/2027	475,308
430,000	CaixaBank SA(a) 5.67%, 03/15/2030	428,189
2,000,000	Canadian Imperial Bank of Commerce 5.93%, 10/02/2026	2,025,602
2,080,000	Capital One Financial Corp 4.20%, 10/29/2025	2,036,995
	Citigroup Inc
950,000	1.28%, 11/03/2025	935,164
2,500,000	6.15%, 06/09/2027(b) 1-day SOFR + 0.77%	2,500,200
1,355,000	CNO Global Funding(a) 1.75%, 10/07/2026	1,241,016

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,595,000	Corebridge Financial Inc 3.65%, 04/05/2027	$ 1,526,298
630,000	Credit Agricole SA(a) 5.34%, 01/10/2030	623,274
710,000	Danske Bank A/S(a) 1.55%, 09/10/2027	651,965
	Deutsche Bank AG
1,035,000	4.50%, 04/01/2025	1,022,393
1,765,000	2.13%, 11/24/2026	1,674,991
1,120,000	2.31%, 11/16/2027	1,034,060
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,382,882
1,085,000	Equinix Inc REIT 1.00%, 09/15/2025	1,027,132
415,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	413,628
990,000	Fifth Third Bancorp 6.34%, 07/27/2029	1,014,837
1,005,000	First-Citizens Bank & Trust Co 6.13%, 03/09/2028	1,026,709
2,500,000	Goldman Sachs Group Inc 5.80%, 08/10/2026	2,500,984
1,370,000	ING Groep NV 6.08%, 09/11/2027	1,385,205
1,265,000	Intercontinental Exchange Inc 4.00%, 09/15/2027	1,222,074
1,260,000	Intesa Sanpaolo SpA(a)(e) 5.71%, 01/15/2026	1,248,022
840,000	Jefferies Financial Group Inc 6.05%, 03/12/2025	839,444
	JPMorgan Chase & Co
2,000,000	0.77%, 08/09/2025	1,989,052
4,000,000	2.60%, 02/24/2026	3,920,396
2,000,000	5.04%, 01/23/2028	1,989,176
2,000,000	JPMorgan Chase Bank NA 5.11%, 12/08/2026	1,999,680
	Lloyds Banking Group PLC
1,680,000	5.46%, 01/05/2028	1,676,431
739,000	5.72%, 06/05/2030	745,005
	LPL Holdings Inc
850,000	4.63%, 11/15/2027(a)	822,482
390,000	6.75%, 11/17/2028	409,554
1,240,000	MassMutual Global Funding II(a) 5.10%, 04/09/2027	1,239,644
3,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	2,870,175
	Morgan Stanley
2,000,000	1.16%, 10/21/2025	1,971,119
2,000,000	5.05%, 01/28/2027	1,988,690
4,220,000	3.95%, 04/23/2027	4,075,524
820,000	5.12%, 02/01/2029	816,758
1,000,000	Morgan Stanley Bank NA 4.95%, 01/14/2028	992,469
2,000,000	NatWest Markets PLC(a) 0.80%, 08/12/2024	1,988,288
1,500,000	New York Life Global Funding(a) 4.70%, 04/02/2026	1,486,618
Principal Amount		Fair Value
Financial — (continued)
$ 2,105,000	PNC Bank NA 4.05%, 07/26/2028	$ 2,001,224
3,030,000	Royal Bank of Canada(e) 5.20%, 08/01/2028	3,049,895
1,340,000	Santander Holdings USA Inc 2.49%, 01/06/2028	1,234,879
	Toronto-Dominion Bank
2,000,000	5.53%, 07/17/2026	2,007,007
2,000,000	1.25%, 09/10/2026	1,834,036
430,000	Truist Bank 2.64%, 09/17/2029	420,775
3,020,000	Truist Financial Corp 6.05%, 06/08/2027	3,041,152
3,400,000	UBS AG 7.50%, 02/15/2028	3,637,906
	VICI Properties LP / VICI Note Co Inc REIT(a)
845,000	4.50%, 09/01/2026	821,143
290,000	3.75%, 02/15/2027	275,438
1,250,000	VICI Properties LP REIT 4.38%, 05/15/2025	1,233,404
	Wells Fargo & Co
2,000,000	3.91%, 04/25/2026	1,969,987
1,500,000	2.19%, 04/30/2026	1,456,565
1,030,000	4.81%, 07/25/2028	1,015,770
2,000,000	Wells Fargo Bank NA 5.25%, 12/11/2026	2,002,069
		129,212,977
Industrial — 3.18%
1,015,000	BAE Systems PLC(a) 5.13%, 03/26/2029	1,010,480
	Berry Global Inc
1,458,000	1.65%, 01/15/2027	1,327,811
122,000	5.50%, 04/15/2028	121,742
	Boeing Co
3,855,000	2.75%, 02/01/2026	3,663,599
219,000	6.26%, 05/01/2027(a)	220,480
446,000	6.30%, 05/01/2029(a)	452,271
1,110,000	Graphic Packaging International LLC(a) 1.51%, 04/15/2026	1,028,314
1,365,000	Howmet Aerospace Inc 3.00%, 01/15/2029	1,239,559
1,000,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.75%, 05/24/2026	1,002,412
	Republic Services Inc
1,705,000	0.88%, 11/15/2025(e)	1,603,008
245,000	5.00%, 11/15/2029	244,047
1,020,000	SMBC Aviation Capital Finance Designated Activity Co(a)(e) 5.30%, 04/03/2029	1,011,091
		12,924,814
Technology — 3.84%
370,000	Atlassian Corp 5.25%, 05/15/2029	370,016

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,775,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.88%, 01/15/2027	$ 1,717,403
1,000,000	Fiserv Inc 5.45%, 03/02/2028	1,008,961
2,140,000	Gartner Inc(a) 4.50%, 07/01/2028	2,062,469
1,115,000	Marvell Technology Inc 5.75%, 02/15/2029	1,138,366
1,050,000	Micron Technology Inc 4.19%, 02/15/2027	1,020,476
1,080,000	MSCI Inc(a) 4.00%, 11/15/2029	1,009,083
3,000,000	Oracle Corp 1.65%, 03/25/2026	2,812,044
1,000,000	Qorvo Inc 1.75%, 12/15/2024	978,798
1,265,000	ServiceNow Inc 1.40%, 09/01/2030	1,027,019
1,565,000	VMware LLC 1.40%, 08/15/2026	1,441,017
1,065,000	Workday Inc 3.50%, 04/01/2027	1,018,779
		15,604,431
Utilities — 4.27%
2,005,000	AES Corp 1.38%, 01/15/2026	1,878,916
420,000	Alexander Funding Trust II(a) 7.47%, 07/31/2028	444,423
1,750,000	American Electric Power Co Inc 1.00%, 11/01/2025	1,644,358
1,005,000	Constellation Energy Generation LLC 5.60%, 03/01/2028	1,017,823
1,510,000	Dominion Energy Inc 2.85%, 08/15/2026	1,434,484
2,170,000	Duke Energy Corp 3.15%, 08/15/2027	2,046,222
995,000	Electricite de France SA(a) 5.70%, 05/23/2028	1,005,038
605,000	Eversource Energy 5.45%, 03/01/2028	606,786
1,495,000	FirstEnergy Corp 4.15%, 07/15/2027	1,434,525
670,000	NRG Energy Inc(a) 2.00%, 12/02/2025	633,992
	Pacific Gas & Electric Co
2,915,000	3.00%, 06/15/2028	2,665,316
265,000	6.10%, 01/15/2029	271,219
	Southern Co
1,660,000	3.25%, 07/01/2026	1,595,936
670,000	5.50%, 03/15/2029	678,817
		17,357,855
TOTAL CORPORATE BONDS AND NOTES — 64.44% (Cost $264,274,494)		$262,115,808
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 6.93%
	A&D Mortgage Trust(a)(f)
	Series 2023-NQM4 Class A1
$ 2,020,740	7.47%, 09/25/2068	$ 2,053,351
	Series 2023-NQM5 Class A1
2,861,763	7.05%, 11/25/2068	2,899,032
426,874	Angel Oak Mortgage Trust(a)(g) Series 2021-3 Class A3 1.46%, 05/25/2066	358,105
703,164	Arbor Realty Commercial Real Estate Notes Ltd(a)(b) Series 2021-FL3 Class A 6.51%, 08/15/2034 1-mo. SOFR + 1.18%	696,556
1,227,489	BDS Ltd(a)(b) Series 2021-FL10 Class A 6.80%, 12/16/2036 1-mo. SOFR + 1.46%	1,222,282
475,000	Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AS 4.02%, 10/10/2047	472,536
3,157,137	COLT Mortgage Loan Trust(a)(f) Series 2024-INV2 Class A1 6.42%, 05/25/2069	3,190,887
1,313,000	COMM Mortgage Trust Series 2015-CR23 Class AM 3.80%, 05/10/2048	1,281,112
2,134,854	GS Mortgage-Backed Securities Trust(a)(g) Series 2024-RPL2 Class A1 3.75%, 07/25/2061	2,019,020
516,513	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	510,694
921,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class AS 4.07%, 10/15/2048	863,975
687,000	Morgan Stanley Capital I Trust Series 2018-L1 Class A3 4.14%, 10/15/2051	656,638
2,736,817	Morgan Stanley Residential Mortgage Loan Trust(a)(f) Series 2024-NQM1 Class A1 6.15%, 12/25/2068	2,742,931
1,033,000	PFP Ltd(a)(b) Series 2022-9 Class AS 8.11%, 08/19/2035 1-mo. SOFR + 2.78%	1,037,401
8,547	RCKT Mortgage Trust(a)(g) Series 2022-1 Class A5 2.50%, 01/25/2052	7,309
441,323	Ready Capital Mortgage Financing LLC(a)(b) Series 2021-FL6 Class A 6.41%, 07/25/2036 1-mo. SOFR + 1.06%	438,211

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Station Place Securitization Trust Series(a)(b)
	Series 2024-2 Class A
$ 1,430,000	6.24%, 06/22/2025 1-mo. SOFR + 0.90%	$ 1,430,000
	Series 2024-INV5 Class A
1,450,000	0.00%, 08/04/2025 1-mo. SOFR + 0.90%	1,450,000
	UBS Commercial Mortgage Trust
	Series 2017-C7 Class A4
1,270,000	3.68%, 12/15/2050	1,189,712
	Series 2019-C17 Class XA
10,723,818	1.58%, 10/15/2052(g)	627,329
	Verus Securitization Trust(a)(g)
	Series 2021-2 Class A3
523,202	1.55%, 02/25/2066	456,607
	Series 2023-INV3 Class A1
1,973,069	6.88%, 11/25/2068	2,004,754
614,000	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1 Class AS 3.41%, 05/15/2048	596,214
		28,204,656
U.S. Government Agency — 3.60%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
965,000	6.99%, 12/25/2041 1-mo. SOFR + 1.65%	971,630
	Series 2022-R01 Class 1M2
1,750,000	7.24%, 12/25/2041 1-mo. SOFR + 1.90%	1,770,793
	Series 2022-R02 Class 2M2
1,220,000	8.34%, 01/25/2042 1-mo. SOFR + 3.00%	1,252,319
	Series 2024-R02 Class 1M1
453,021	6.44%, 02/25/2044 1-mo. SOFR + 1.10%	453,258
	Series 2024-R03 Class 2M1
12,262	6.49%, 03/25/2044 1-mo. SOFR + 1.15%	12,284
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Conduit Trust(a)(b)
	Series 2021-DNA3 Class M2
24,000	7.44%, 10/25/2033 1-mo. SOFR + 2.10%	24,540
	Series 2021-DNA7 Class M2
1,053,000	7.14%, 11/25/2041 1-mo. SOFR + 1.80%	1,063,826
	Series 2021-HQA3 Class M1
1,464,386	6.19%, 09/25/2041 1-mo. SOFR + 0.85%	1,461,056
	Series 2022-DNA4 Class M1A
1,432,036	7.54%, 05/25/2042 1-mo. SOFR + 2.20%	1,456,545
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-DNA5 Class M1A
$ 2,877,499	8.29%, 06/25/2042 1-mo. SOFR + 2.95%	$ 2,954,626
	Series 2022-HQA2 Class M1A
6,946	7.99%, 07/25/2042 1-mo. SOFR + 2.65%	7,149
	Federal National Mortgage Association
313,000	4.69%, 08/01/2028	311,172
732,000	5.28%, 12/01/2028	741,992
951,000	2.73%, 09/01/2029	864,160
1,268,759	Federal National Mortgage Association Connecticut Avenue Securities(b) Series 2017-C06 Class 1M2B 8.10%, 02/25/2030 1-mo. SOFR + 2.76%	1,280,665
		14,626,015
TOTAL MORTGAGE-BACKED SECURITIES — 10.53% (Cost $42,916,948)		$42,830,671
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,987,790	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(h), 5.26%(i)	5,987,790
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.47% (Cost $5,987,790)		$5,987,790
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 11.71%
1,294,000	Alimentation Couche-Tard Inc 5.61%, 07/11/2024	1,291,617
2,585,000	AT&T Inc 5.54%, 07/16/2024	2,578,343
2,000,000	Atlantic Asset Securitization Corp 5.57%, 08/28/2024	1,981,566
3,500,000	Autonation Inc 5.88%, 07/01/2024	3,498,872
3,021,000	Aviation Capital Group LLC 5.81%, 07/01/2024	3,020,038
	Bell Canada
1,000,000	5.53%, 07/03/2024	999,395
910,000	5.63%, 09/25/2024	897,673
4,000,000	Chariot Funding LLC 5.55%, 09/20/2024	3,949,563

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
Commercial Paper — (continued)
	Conagra Brands Inc
$ 1,635,000	5.73%, 07/01/2024	$ 1,634,487
1,547,000	5.84%, 07/10/2024	1,544,280
1,105,000	Enbridge US Inc 5.62%, 07/15/2024	1,102,284
	FMC Corp
614	5.86%, 06/18/2024	614
2,330,000	6.04%, 07/01/2024	2,329,230
1,100,000	International Flavors & Fragrances Inc 6.11%, 07/29/2024	1,094,499
	Marriott International Inc
1,015,000	5.65%, 07/08/2024	1,013,588
990,000	5.64%, 07/10/2024	988,319
1,015,000	5.65%, 07/17/2024	1,012,181
4,000,000	Old Line Funding Corp 5.42%, 07/08/2024	3,994,072
1,295,000	Ovintiv Inc 6.14%, 07/16/2024	1,291,306
1,715,000	Penske Truck Leasing Co LP 5.62%, 08/13/2024	1,703,195
2,645,000	Protective Life Corp 5.62%, 07/18/2024	2,637,283
4,245,000	Targa Resources Corp 5.88%, 07/01/2024	4,243,632
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 2,000,000	UDR Inc 5.59%, 07/09/2024	$ 1,996,943
	VW Credit Inc
1,375,000	5.69%, 08/12/2024	1,365,426
1,500,000	5.71%, 08/26/2024	1,486,284
		47,654,690
U.S. Treasury Bonds and Notes — 3.02%
	U.S. Treasury Bills(j)
5,000,000	5.33%, 09/17/2024	4,943,499
7,500,000	5.27%, 12/05/2024	7,329,276
		12,272,775
TOTAL SHORT TERM INVESTMENTS — 14.73% (Cost $59,927,931)		$59,927,465
TOTAL INVESTMENTS — 99.13% (Cost $406,787,655)		$403,219,164
OTHER ASSETS & LIABILITIES, NET — 0.87%		$3,539,937
TOTAL NET ASSETS — 100.00%		$406,759,101

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 28, 2024.
(c)	Security in bankruptcy.
(d)	Security in default.
(e)	All or a portion of the security is on loan as of June 28, 2024.
(f)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 28, 2024. Maturity date disclosed represents final maturity date.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Collateral received for securities on loan.
(i)	Rate shown is the 7-day yield as of June 28, 2024.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
As of June 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)
4.50%	Annual	1-day SOFR	Annual	USD	191,658	09/18/2026	$(601,741)
1-day SOFR	Annual	4.30%	Annual	USD	68,608	09/18/2029	124,660
						Net Depreciation	$(477,081)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.30%
$ 850,000	American Credit Acceptance Receivables Trust(a) Series 2023-3 Class C 6.44%, 10/12/2029	$ 854,373
1,050,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,063,772
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 7.19%, 10/22/2034 3-mo. SOFR + 1.86%	2,602,075
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 7.24%, 01/25/2034 3-mo. SOFR + 1.91%	2,653,975
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 7.29%, 11/20/2034 3-mo. SOFR + 1.96%	2,100,668
2,000,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2021-1A Class A2 7.04%, 04/15/2034 3-mo. SOFR + 1.71%	2,000,212
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	979,985
813,294	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	814,876
1,220,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	1,175,650
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,160,468
1,400,000	DT Auto Owner Trust(a) Series 2023-3A Class B 6.07%, 03/15/2028	1,405,531
2,110,000	Exeter Automobile Receivables Trust Series 2021-3A Class D 1.55%, 06/15/2027	2,006,868
4,200,000	HPS Loan Management Ltd(a)(b) Series 15A-2019 Class A1R 6.64%, 01/22/2035 3-mo. SOFR + 1.32%	4,203,150
2,000,000	KKR Ltd(a)(b) Series 31A Class B 7.09%, 04/20/2034 3-mo. SOFR + 1.76%	2,001,774
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 7.29%, 04/15/2034 3-mo. SOFR + 1.96%	1,966,692
1,400,000	Octagon Investment Partners Ltd(a)(b) Series 2019-4A Class A1R 6.74%, 05/12/2031 3-mo. SOFR + 1.41%	1,400,823
Principal Amount		Fair Value
Non-Agency — (continued)
	Santander Drive Auto Receivables Trust
	Series 2021-4A Class D
$ 1,250,000	1.67%, 10/15/2027	$ 1,202,441
	Series 2022-5 Class C
900,000	4.74%, 10/16/2028	890,134
	Series 2023-3 Class B
1,150,000	5.61%, 07/17/2028	1,150,917
	Series 2023-4 Class B
1,050,000	5.77%, 12/15/2028	1,057,299
	Series 2023-4 Class C
600,000	6.04%, 12/15/2031	608,120
	Westlake Automobile Receivables Trust(a)
	Series 2021-2A Class D
750,000	1.23%, 12/15/2026	727,532
	Series 2022-1A Class D
3,300,000	3.49%, 03/15/2027	3,215,357
	Series 2023-3A Class B
660,000	5.92%, 09/15/2028	661,611
	Series 2023-3A Class C
400,000	6.02%, 09/15/2028	401,105
TOTAL ASSET-BACKED SECURITIES — 7.30% (Cost $38,602,423)		$38,305,408
FOREIGN GOVERNMENT BONDS AND NOTES
3,000,000	Israel Government International Bond 5.50%, 03/12/2034	2,846,970
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.54% (Cost $2,976,850)		$2,846,970
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.32%
680,000	Benchmark Mortgage Trust(c) Series 2018-B2 Class A5 3.88%, 02/15/2051	637,144
1,073,788	UBS Commercial Mortgage Trust Series 2018-C10 Class A3 4.05%, 05/15/2051	1,023,954
		1,661,098
U.S. Government Agency — 50.72%
	Federal Home Loan Mortgage Corp
144	9.50%, 04/01/2025	144
89,392	3.00%, 12/01/2026	87,074
100,093	2.50%, 01/01/2029	95,833
144,584	3.00%, 07/01/2029	139,681
1,800,000	4.30%, 01/01/2030	1,738,875
261,539	3.50%, 02/01/2032	250,495
3,127	7.50%, 03/01/2032	3,119

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 31,240	5.50%, 08/01/2033	$ 31,248
22,515	5.50%, 01/01/2034	22,626
249,276	4.00%, 05/01/2034	241,412
51,843	5.50%, 10/01/2034	52,099
917,839	2.50%, 06/01/2035	835,338
96,798	5.00%, 09/01/2035	95,656
112,868	5.00%, 12/01/2035	111,623
865,904	2.00%, 01/01/2036	766,634
9,577	5.00%, 01/01/2036	9,474
92,032	6.00%, 01/01/2036	94,119
40,919	6.00%, 03/01/2036	41,849
48,296	6.00%, 07/01/2036	49,616
576,519	3.00%, 09/01/2036	532,057
9,830	5.50%, 05/01/2038	9,879
15,175	6.00%, 05/01/2038	15,687
32,939	5.00%, 06/01/2038	32,618
234,519	4.50%, 02/01/2040	228,097
343,948	5.00%, 03/01/2040	340,552
2,077,872	2.00%, 01/01/2042	1,737,855
1,986,762	2.50%, 01/01/2042	1,707,870
195,423	3.50%, 06/01/2042	178,980
113,869	3.50%, 11/01/2042	103,834
552,161	4.00%, 05/01/2044	518,590
471,765	3.00%, 11/01/2046	412,451
937,891	3.00%, 12/01/2046	819,487
97,795	4.00%, 07/01/2050	91,575
1,413,717	2.50%, 11/01/2050	1,164,508
2,623,155	3.00%, 02/01/2051	2,260,249
1,733,346	2.00%, 03/01/2051	1,396,129
3,656,592	2.00%, 05/01/2051	2,878,220
2,436,960	3.00%, 07/01/2051	2,099,987
1,920,180	2.50%, 10/01/2051	1,585,716
2,712,943	2.50%, 02/01/2052	2,248,440
2,883,617	3.00%, 04/01/2052	2,482,217
2,971,242	3.50%, 05/01/2052	2,648,046
5,283,254	4.50%, 07/01/2052	5,013,253
3,111,791	3.50%, 08/01/2052	2,767,999
2,647,472	4.50%, 08/01/2052	2,520,449
2,601,811	4.50%, 09/01/2052	2,456,495
2,855,009	5.00%, 10/01/2052	2,785,150
1,086,943	5.00%, 01/01/2053	1,055,659
1,745,522	5.50%, 01/01/2053	1,737,628
5,370,765	5.50%, 02/01/2053	5,319,045
2,997,709	6.00%, 02/01/2053	3,042,533
2,956,780	5.50%, 05/01/2053	2,934,783
3,257,649	5.50%, 07/01/2053	3,238,693
1,416,282	5.50%, 08/01/2053	1,409,265
2,966,059	6.50%, 10/01/2053	3,058,700
1,138,363	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K095 Class A1 2.63%, 11/25/2028	1,082,507
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,623,249	3.50%, 09/15/2047	2,375,611
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 5238 Class BC
$ 2,923,413	4.00%, 09/25/2049	$ 2,760,760
96,266	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 5.57%, 07/25/2031 1-mo. SOFR + 0.23%	95,125
	Federal National Mortgage Association
31	8.50%, 08/01/2024	31
47,581	3.00%, 06/01/2027	46,137
304,366	3.00%, 08/01/2029	291,606
247,800	3.00%, 10/01/2030	235,894
22,056	7.00%, 02/01/2031	22,684
27,328	7.00%, 09/01/2031	28,106
45,898	6.50%, 12/01/2031	47,327
38,549	7.00%, 12/01/2031	39,646
54,143	6.50%, 01/01/2032	55,112
28,525	7.00%, 01/01/2032	29,336
18,995	6.50%, 02/01/2032	19,547
823,556	3.00%, 05/01/2032	774,335
76,829	6.00%, 03/01/2033	79,450
45,253	5.50%, 07/01/2033	45,379
96,185	5.00%, 09/01/2033	94,878
16,059	5.50%, 09/01/2033	16,322
2,291,958	4.00%, 02/01/2034	2,220,167
38,145	5.50%, 03/01/2034	38,285
1,029,016	3.00%, 06/01/2034	958,896
379,196	3.00%, 10/01/2034	353,060
1,073,914	3.00%, 11/01/2034	996,233
55,579	5.50%, 12/01/2034	55,783
87,599	5.50%, 02/01/2035	87,918
51,362	5.00%, 09/01/2035	50,664
117,947	5.00%, 10/01/2035	116,403
41,960	5.50%, 10/01/2035	42,114
62,100	6.00%, 01/01/2036	63,467
16,531	6.00%, 02/01/2036	16,888
19,643	6.00%, 03/01/2036	20,051
73,373	5.50%, 05/01/2036	73,642
2,364,229	2.00%, 02/01/2037	2,089,933
2,365,958	2.50%, 02/01/2037	2,138,749
2,219,956	2.00%, 03/01/2037	1,960,357
2,091,169	2.50%, 03/01/2037	1,896,660
1,204,258	2.50%, 04/01/2037	1,087,873
26,914	6.00%, 05/01/2037	27,523
41,347	5.00%, 07/01/2037	40,786
86,273	5.00%, 04/01/2039	85,311
218,837	4.50%, 05/01/2039	212,572
85,740	4.50%, 06/01/2039	83,285
70,520	4.50%, 08/01/2039	68,501
214,492	5.00%, 11/01/2039	212,099
124,265	5.00%, 12/01/2039	122,879
134,976	5.00%, 06/01/2040	133,469
535,450	4.50%, 08/01/2040	520,142
54,158	4.50%, 09/01/2040	52,607
162,144	5.00%, 09/01/2040	160,334
156,952	4.50%, 11/01/2040	152,456
105,238	5.00%, 01/01/2041	103,543

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 135,686	4.50%, 02/01/2041	$ 131,800
26,432	4.00%, 03/01/2041	24,945
621,287	4.50%, 03/01/2041	603,489
172,361	4.00%, 09/01/2041	162,655
225,208	4.50%, 10/01/2041	218,755
497,156	3.50%, 12/01/2041	457,064
713,414	4.00%, 12/01/2041	673,169
2,500,652	2.50%, 02/01/2042	2,158,791
396,046	4.00%, 07/01/2042	373,594
244,667	3.50%, 09/01/2042	219,018
265,761	3.50%, 10/01/2042	241,946
342,932	3.00%, 03/01/2043	302,432
3,047,680	5.00%, 05/01/2043	2,994,814
3,473,992	5.00%, 06/01/2043	3,413,742
256,942	3.00%, 07/01/2043	223,756
358,808	3.00%, 08/01/2043	316,433
233,046	3.00%, 09/01/2043	205,528
5,860,600	2.50%, 03/01/2047	4,823,298
3,795,705	3.50%, 07/01/2047	3,466,965
1,244,675	4.00%, 08/01/2047	1,160,095
534,779	3.50%, 03/01/2048	483,046
2,881,398	3.00%, 01/01/2049	2,533,113
414,082	3.00%, 12/01/2049	356,863
282,893	3.00%, 01/01/2050	244,236
1,210,448	2.50%, 08/01/2050	996,656
1,357,836	2.50%, 10/01/2050	1,118,826
3,456,573	2.00%, 11/01/2050	2,757,859
2,655,689	2.00%, 12/01/2050	2,139,064
3,100,293	2.00%, 01/01/2051	2,497,592
3,567,317	2.50%, 08/01/2051	2,926,100
2,039,807	2.50%, 10/01/2051	1,687,341
3,014,825	2.00%, 11/01/2051	2,404,851
5,065,821	2.50%, 01/01/2052	4,157,682
5,187,851	3.50%, 01/01/2052	4,618,739
8,651,985	2.50%, 02/01/2052	7,158,144
7,403,752	2.00%, 03/01/2052	5,898,983
2,752,757	2.50%, 03/01/2052	2,283,270
10,390,388	3.00%, 03/01/2052	8,956,905
2,237,227	3.50%, 04/01/2052	2,007,522
2,946,563	4.00%, 06/01/2052	2,726,311
3,002,918	4.00%, 07/01/2052	2,762,772
2,494,280	5.00%, 07/01/2052	2,441,058
3,165,382	4.00%, 08/01/2052	2,901,378
2,162,008	5.00%, 08/01/2052	2,093,227
2,980,930	4.50%, 09/01/2052	2,833,381
2,551,329	5.00%, 10/01/2052	2,482,813
3,197,312	4.50%, 11/01/2052	3,018,634
3,050,216	5.00%, 11/01/2052	2,980,672
3,080,216	6.00%, 11/01/2053	3,118,915
972,141	3.50%, 08/01/2056	853,360
1,049,228	3.00%, 02/01/2057	888,270
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
1,575,492	2.47%, 04/25/2026	1,504,409
	Series 2018-M2 Class A2
1,564,065	3.00%, 01/25/2028(c)	1,473,994
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2018-M3 Class A2
$ 3,417,153	3.17%, 02/25/2030(c)	$ 3,146,313
	Series 2023-M5 Class 2A2
3,350,000	4.50%, 07/25/2028(c)	3,291,372
	Government National Mortgage Association
222	7.50%, 10/20/2028	221
645	7.50%, 12/20/2028	652
2,736,209	2.50%, 03/20/2051	2,294,558
1,764,121	3.00%, 08/20/2051	1,539,399
6,442,261	2.50%, 11/20/2051	5,414,949
6,802,809	2.00%, 12/20/2051	5,506,170
6,213,915	3.50%, 02/20/2052	5,579,122
2,839,084	3.50%, 06/20/2052	2,549,037
3,138,915	4.00%, 07/20/2052	2,903,521
3,167,828	3.50%, 08/20/2052	2,844,189
3,108,948	4.50%, 08/20/2052	2,963,034
6,118,000	4.50%, 09/20/2052	5,825,464
2,916,893	5.00%, 09/20/2052	2,849,376
2,979,880	5.00%, 10/20/2052	2,918,485
6,712,976	5.00%, 05/20/2053	6,536,690
7,390,873	5.00%, 06/20/2053	7,229,539
1,000,000	Uniform Mortgage-Backed Security(d) 4.50%, TBA	942,695
	Vendee Mortgage Trust
	Series 1996-3 Class 1Z
139,338	6.75%, 09/15/2026	138,986
	Series 2002-1 Class 1A
161,025	6.00%, 10/15/2031	160,695
		265,994,796
TOTAL MORTGAGE-BACKED SECURITIES — 51.04% (Cost $288,375,190)		$267,655,894
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Banks Funding Corp
7,000,000	4.50%, 03/13/2026	6,960,460
9,000,000	4.75%, 05/02/2031	9,097,946
500,000	Federal Home Loan Bank 5.75%, 06/12/2026	509,535
25,000,000	Resolution Funding Corp Principal Strip(e) 5.32%, 04/15/2030	19,103,826
5,000,000	Tennessee Valley Authority 0.75%, 05/15/2025	4,810,226
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 7.72% (Cost $40,625,564)		$40,481,993
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,000,000	4.38%, 10/31/2024	996,563
1,000,000	4.25%, 05/31/2025	991,650

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 7,000,000	1.88%, 07/31/2026	$ 6,610,078
9,130,000	4.13%, 03/31/2029	9,036,917
19,290,000	4.63%, 04/30/2029	19,511,534
10,700,000	3.88%, 11/30/2029	10,450,891
55,800,000	3.88%, 08/15/2033	53,681,343
12,890,000	4.00%, 02/15/2034	12,511,356
4,000,000	4.00%, 11/15/2042	3,686,250
38,800,000	4.75%, 11/15/2043	39,315,312
5,000,000	3.00%, 08/15/2048	3,793,555
9,000,000	2.88%, 05/15/2052	6,596,367
4,000,000	3.63%, 05/15/2053	3,403,906
TOTAL U.S. TREASURY BONDS AND NOTES — 32.53% (Cost $172,731,813)		$170,585,722
TOTAL INVESTMENTS — 99.13% (Cost $543,311,840)		$519,875,987
OTHER ASSETS & LIABILITIES, NET — 0.87%		$4,578,152
TOTAL NET ASSETS — 100.00%		$524,454,139
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 28, 2024.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
TBA	To Be Announced
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
U.S. 5 Year Treasury Note Futures	27	USD	2,878	Sep 2024	$(2,953)
				Net Depreciation	$(2,953)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
ASSETS:
Investments in securities, fair value(a)(b)	$3,736,911,908	$524,170,096	$535,634,156
Cash	39,042,121	7,207,926	16,658,366
Cash denominated in foreign currencies, fair value(c)	-	48,929	2,873,731
Cash pledged on futures contracts	-	1,093,678	5,997,821
Cash pledged on forward foreign currency contracts	-	-	4,334,668
Cash pledged on centrally cleared swaps	-	1,636,507	5,150,137
Cash pledged for TBA investments	-	-	1,110,001
Interest receivable	23,397,626	3,529,558	6,607,858
Subscriptions receivable	4,393,342	834,271	650,621
Receivable for investments sold	39,939,760	503,925	3,401,511
Variation margin on futures contracts	-	-	175,951
Variation margin on centrally cleared swaps	-	41,135	-
Unrealized appreciation on forward foreign currency contracts	-	-	7,302,213
Purchased swaptions, fair value (premiums paid $-, $-, $37,103)	-	-	73,322
Total Assets	3,843,684,757	539,066,025	589,970,356
LIABILITIES:
Payable for TBA investments purchased	-	27,180,433	44,957,642
Payable for director fees	20,942	20,941	20,942
Payable for investments purchased	68,846,608	6,623,391	6,350,378
Payable for other accrued fees	358,182	267,196	294,607
Payable for shareholder services fees	776,316	6,068	4,262
Payable to investment adviser	350,672	93,720	215,547
Payable upon return of securities loaned	17,351,043	6,568,726	13,677,248
Redemptions payable	2,795,825	319,550	54,390
Unrealized depreciation on forward foreign currency contracts	-	1,568	5,684,063
Unrealized depreciation on OTC swaps	-	-	264,663
Variation margin on futures contracts	-	141,098	-
Variation margin on centrally cleared swaps	-	-	107,803
Written swaptions, fair value (premiums received $-, $-, $(231,513))	-	-	264,090
Premium received on OTC swaps	-	-	22,582
Total Liabilities	90,499,588	41,222,691	71,918,217
NET ASSETS	$3,753,185,169	$497,843,334	$518,052,139
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$33,221,153	$5,894,882	$6,874,982
Paid-in capital in excess of par	4,045,175,889	574,858,862	588,902,884
Undistributed/accumulated deficit	(325,211,873)	(82,910,410)	(77,725,727)
NET ASSETS	$3,753,185,169	$497,843,334	$518,052,139
NET ASSETS BY CLASS
Investor Class	$2,899,236,878	$22,572,773	$15,541,564
Institutional Class	$853,948,291	$475,270,561	$502,510,575
CAPITAL STOCK:
Authorized
Investor Class	900,000,000	40,000,000	35,000,000
Institutional Class	530,000,000	260,000,000	330,000,000
Issued and Outstanding
Investor Class	229,451,545	2,333,589	2,310,259
Institutional Class	102,759,982	56,615,231	66,439,558
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.64	$9.67	$6.73
Institutional Class	$8.31	$8.39	$7.56
(a) Cost of investments	$4,055,856,647	$559,867,544	$563,125,912
(b) Including fair value of securities on loan	$16,759,644	$6,396,157	$12,922,648
(c) Cost of cash denominated in foreign currencies	$-	$48,929	$2,867,691
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower High Yield Bond Fund	Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
ASSETS:
Investments in securities, fair value(a)(b)	$421,472,845	$433,004,136	$947,979,465
Cash	24,899,687	9,196,327	26,438,138
Cash denominated in foreign currencies, fair value(c)	50	-	-
Cash pledged on futures contracts	-	1,497,966	5,398
Cash pledged on centrally cleared swaps	674,075	5,185,103	-
Interest receivable	5,335,951	2,721,586	10,875,643
Subscriptions receivable	250,769	218,137	1,616,096
Receivable for investments sold	228,936	11,148,764	3,415,869
Variation margin on futures contracts	-	182,784	-
Variation margin on centrally cleared swaps	-	214,696	-
Unrealized appreciation on forward foreign currency contracts	81,074	-	-
Total Assets	452,943,387	463,369,499	990,330,609
LIABILITIES:
Payable for director fees	20,942	20,942	20,942
Payable for investments purchased	1,838,031	17,189,205	25,404,721
Payable for other accrued fees	208,206	160,855	381,901
Payable for shareholder services fees	41,515	1,060	102,632
Payable to investment adviser	177,314	94,455	345,140
Payable upon return of securities loaned	19,993,489	797,616	11,048,933
Redemptions payable	196,299	97,062	435,384
Variation margin on futures contracts	-	-	920,628
Variation margin on centrally cleared swaps	4,925	-	-
Total Liabilities	22,480,721	18,361,195	38,660,281
NET ASSETS	$430,462,666	$445,008,304	$951,670,328
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,817,342	$4,951,338	$9,815,281
Paid-in capital in excess of par	466,383,596	478,656,467	993,779,106
Undistributed/accumulated deficit	(40,738,272)	(38,599,501)	(51,924,059)
NET ASSETS	$430,462,666	$445,008,304	$951,670,328
NET ASSETS BY CLASS
Investor Class	$156,192,009	$3,912,608	$383,874,370
Institutional Class	$274,270,657	$441,095,696	$567,795,958
CAPITAL STOCK:
Authorized
Investor Class	210,000,000	30,000,000	200,000,000
Institutional Class	170,000,000	250,000,000	295,000,000
Issued and Outstanding
Investor Class	20,223,447	430,928	29,715,021
Institutional Class	27,949,974	49,082,453	68,437,788
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.72	$9.08	$12.92
Institutional Class	$9.81	$8.99	$8.30
(a) Cost of investments	$417,978,571	$438,560,326	$971,739,098
(b) Including fair value of securities on loan	$19,115,681	$767,944	$10,634,284
(c) Cost of cash denominated in foreign currencies	$3,060	$-	$-
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value(a)(b)	$403,219,164	$519,875,987
Cash	5,827,235	2,987,085
Cash pledged on futures contracts	-	67,050
Cash pledged on centrally cleared swaps	1,120,738	-
Interest receivable	3,068,937	2,987,387
Subscriptions receivable	150,400	955,553
Variation margin on centrally cleared swaps	91,787	-
Total Assets	413,478,261	526,873,062
LIABILITIES:
Payable for TBA investments purchased	-	942,852
Payable for director fees	20,942	20,942
Payable for investments purchased	424,570	995,397
Payable for other accrued fees	126,535	151,798
Payable for shareholder services fees	16,510	47,228
Payable to investment adviser	56,766	74,000
Payable upon return of securities loaned	5,987,790	-
Redemptions payable	86,047	183,753
Variation margin on futures contracts	-	2,953
Total Liabilities	6,719,160	2,418,923
NET ASSETS	$406,759,101	$524,454,139
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,148,864	$5,885,501
Paid-in capital in excess of par	411,194,497	616,213,801
Undistributed/accumulated deficit	(8,584,260)	(97,645,163)
NET ASSETS	$406,759,101	$524,454,139
NET ASSETS BY CLASS
Investor Class	$61,066,141	$177,277,748
Institutional Class	$345,692,960	$347,176,391
CAPITAL STOCK:
Authorized
Investor Class	40,000,000	200,000,000
Institutional Class	175,000,000	165,000,000
Issued and Outstanding
Investor Class	5,845,057	16,360,126
Institutional Class	35,643,587	42,494,884
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.45	$10.84
Institutional Class	$9.70	$8.17
(a) Cost of investments	$406,787,655	$543,311,840
(b) Including fair value of securities on loan	$5,757,704	$-
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
INVESTMENT INCOME:
Interest	$69,305,443	$11,091,983	$11,781,424
Income from securities lending	141,341	9,897	11,479
Foreign withholding tax	-	-	(630)
Total Income	69,446,784	11,101,880	11,792,273
EXPENSES:
Management fees	2,202,030	789,448	1,482,749
Shareholder services fees – Investor Class	4,819,131	41,468	29,433
Audit and tax fees	20,499	25,249	39,658
Custodian fees	55,770	51,254	111,380
Directors fees	18,522	18,521	18,522
Legal fees	5,224	5,224	5,224
Pricing fees	59,535	112,512	52,248
Registration fees	133,665	18,944	19,435
Shareholder report fees	42,462	295	81
Transfer agent fees	5,303	4,769	4,643
Other fees	18,433	15,858	15,831
Total Expenses	7,380,574	1,083,542	1,779,204
Less amount waived by investment adviser	-	178,855	59,313
Net Expenses	7,380,574	904,687	1,719,891
NET INVESTMENT INCOME	62,066,210	10,197,193	10,072,382
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(16,548,429)	(6,990,614)	(2,509,029)
Net realized gain (loss) on credit default swaps	-	27,719	(1,444,873)
Net realized gain on interest rate swaps	-	247,097	2,159,013
Net realized gain (loss) on futures contracts	-	(413,662)	1,968,440
Net realized loss on inflation swaps	-	-	(5,853)
Net realized loss on total return swaps	-	-	(409,104)
Net realized loss on purchased options	-	-	(174,355)
Net realized loss on purchased swaptions	-	-	(299,547)
Net realized gain on written options	-	-	161,247
Net realized gain on written swaptions	-	-	356,409
Net realized loss on forward foreign currency contracts	-	-	(6,880,674)
Net Realized Loss	(16,548,429)	(7,129,460)	(7,078,326)
Net change in unrealized depreciation on investments and foreign currency transactions	(73,953,515)	(5,094,972)	(19,290,980)
Net change in unrealized appreciation (depreciation) on credit default swaps	-	(2,381)	1,161,410
Net change in unrealized appreciation (depreciation) on interest rate swaps	-	28,345	(2,029,702)
Net change in unrealized appreciation on inflation swaps	-	-	144,279
Net change in unrealized depreciation on total return swaps	-	-	(58,275)
Net change in unrealized appreciation on futures contracts	-	931,215	3,665,080
Net change in unrealized appreciation on forward foreign currency contracts	-	3,769	1,698,830
Net change in unrealized appreciation on purchased options	-	-	4,872
Net change in unrealized appreciation on written options	-	-	60,272
Net change in unrealized appreciation on purchased swaptions	-	-	36,219
Net change in unrealized depreciation on written swaptions	-	-	(32,577)
Net Change in Unrealized Depreciation	(73,953,515)	(4,134,024)	(14,640,572)
Net Realized and Unrealized Loss	(90,501,944)	(11,263,484)	(21,718,898)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,435,734)	$(1,066,291)	$(11,646,516)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower High Yield Bond Fund	Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
INVESTMENT INCOME:
Interest	$11,294,436	$11,333,743	$28,815,839
Income from securities lending	95,674	9,254	113,556
Dividends	221,199	-	90,744
Foreign withholding tax	(34)	-	(11,177)
Total Income	11,611,275	11,342,997	29,008,962
EXPENSES:
Management fees	1,260,333	719,690	2,375,038
Shareholder services fees – Investor Class	264,296	7,100	606,396
Audit and tax fees	39,709	24,911	39,815
Custodian fees	17,505	17,373	77,403
Directors fees	18,522	18,522	18,522
Legal fees	5,224	5,224	5,224
Pricing fees	42,378	26,741	118,409
Registration fees	38,029	51,154	44,633
Shareholder report fees	24,514	-	31,888
Transfer agent fees	4,647	4,478	5,720
Other fees	15,935	15,979	16,091
Total Expenses	1,731,092	891,172	3,339,139
Less amount waived by investment adviser	142,721	120,619	221,591
Net Expenses	1,588,371	770,553	3,117,548
NET INVESTMENT INCOME	10,022,904	10,572,444	25,891,414
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(1,511,199)	(3,925,740)	(4,106,682)
Net realized gain on credit default swaps	728,149	-	-
Net realized gain on interest rate swaps	-	825,367	-
Net realized loss on futures contracts	-	(1,922,718)	(228,967)
Net realized loss on inflation swaps	-	(42,488)	-
Net Realized Loss	(783,050)	(5,065,579)	(4,335,649)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,082,466	(1,371,345)	(4,802,149)
Net change in unrealized depreciation on credit default swaps	(477,139)	-	-
Net change in unrealized depreciation on interest rate swaps	-	(711,113)	-
Net change in unrealized appreciation on inflation swaps	-	2,029,338	-
Net change in unrealized appreciation (depreciation) on futures contracts	-	424,964	(4,850,973)
Net change in unrealized appreciation on forward foreign currency contracts	185,998	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,791,325	371,844	(9,653,122)
Net Realized and Unrealized Gain (Loss)	1,008,275	(4,693,735)	(13,988,771)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,031,179	$5,878,709	$11,902,643
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$8,939,610	$12,681,155
Income from securities lending	10,691	3,021
Total Income	8,950,301	12,684,176
EXPENSES:
Management fees	467,675	689,511
Shareholder services fees – Investor Class	108,523	442,670
Audit and tax fees	34,409	20,363
Custodian fees	7,918	14,543
Directors fees	18,522	18,522
Legal fees	5,224	5,224
Pricing fees	6,138	5,543
Registration fees	21,511	41,824
Shareholder report fees	203	20,399
Transfer agent fees	4,696	5,208
Other fees	15,780	16,077
Total Expenses	690,599	1,279,884
Less amount waived by investment adviser	87,879	106,432
Net Expenses	602,720	1,173,452
NET INVESTMENT INCOME	8,347,581	11,510,724
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(3,913,608)	(17,380,981)
Net realized gain on interest rate swaps	52,397	-
Net realized gain on futures contracts	117,962	335,084
Net Realized Loss	(3,743,249)	(17,045,897)
Net change in unrealized appreciation on investments	3,283,185	270,751
Net change in unrealized depreciation on interest rate swaps	(477,081)	-
Net change in unrealized depreciation on futures contracts	(546,648)	(1,836,956)
Net Change in Unrealized Appreciation (Depreciation)	2,259,456	(1,566,205)
Net Realized and Unrealized Loss	(1,483,793)	(18,612,102)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,863,788	$(7,101,378)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Bond Index Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$62,066,210	$102,767,193
Net realized loss	(16,548,429)	(50,771,561)
Net change in unrealized appreciation (depreciation)	(73,953,515)	96,744,599
Net Increase (Decrease) in Net Assets Resulting from Operations	(28,435,734)	148,740,231
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(1,611,750)
Institutional Class	-	(516,270)
From return of capital	0	(2,128,020)
From net investment income and net realized gains
Investor Class	-	(52,469,359)
Institutional Class	-	(30,143,438)
From net investment income and net realized gains	0	(82,612,797)
Total Distributions	0	(84,740,817)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	449,997,333	1,511,827,168
Institutional Class	87,109,700	141,661,940
Shares issued in reinvestment of distributions
Investor Class	-	54,081,109
Institutional Class	-	30,659,708
Shares redeemed
Investor Class	(298,588,279)	(711,064,665)
Institutional Class	(61,060,476)	(144,984,474)
Net Increase in Net Assets Resulting from Capital Share Transactions	177,458,278	882,180,786
Total Increase in Net Assets	149,022,544	946,180,200
NET ASSETS:
Beginning of Period	3,604,162,625	2,657,982,425
End of Period	$3,753,185,169	$3,604,162,625
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	35,903,482	120,647,218
Institutional Class	10,565,350	17,079,150
Shares issued in reinvestment of distributions
Investor Class	-	4,373,976
Institutional Class	-	3,725,365
Shares redeemed
Investor Class	(23,792,327)	(58,039,448)
Institutional Class	(7,392,014)	(17,599,610)
Net Increase	15,284,491	70,186,651
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Core Bond Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$10,197,193	$15,851,681
Net realized loss	(7,129,460)	(17,040,059)
Net change in unrealized appreciation (depreciation)	(4,134,024)	32,792,578
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,066,291)	31,604,200
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(509,681)
Institutional Class	-	(26,221,017)
From Net Investment Income and Net Realized Gains	0	(26,730,698)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,622,380	10,670,764
Institutional Class	61,757,038	118,955,887
Shares issued in reinvestment of distributions
Investor Class	-	509,681
Institutional Class	-	26,221,017
Shares redeemed
Investor Class	(6,548,144)	(33,815,307)
Institutional Class	(53,631,786)	(74,649,154)
Net Increase in Net Assets Resulting from Capital Share Transactions	6,199,488	47,892,888
Total Increase in Net Assets	5,133,197	52,766,390
NET ASSETS:
Beginning of Period	492,710,137	439,943,747
End of Period	$497,843,334	$492,710,137
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	481,203	1,134,329
Institutional Class	7,444,899	14,314,285
Shares issued in reinvestment of distributions
Investor Class	-	54,260
Institutional Class	-	3,108,656
Shares redeemed
Investor Class	(685,389)	(3,534,392)
Institutional Class	(6,474,075)	(8,851,309)
Net Increase	766,638	6,225,829
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Global Bond Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$10,072,382	$12,916,794
Net realized loss	(7,078,326)	(34,335,062)
Net change in unrealized appreciation (depreciation)	(14,640,572)	50,361,070
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,646,516)	28,942,802
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(78,402)
Institutional Class	-	(1,784,987)
From return of capital	0	(1,863,389)
From net investment income and net realized gains
Investor Class	-	(89,417)
Institutional Class	-	(2,096,950)
From net investment income and net realized gains	0	(2,186,367)
Total Distributions	0	(4,049,756)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,538,507	3,610,934
Institutional Class	67,474,208	125,896,102
Shares issued in reinvestment of distributions
Investor Class	-	167,819
Institutional Class	-	3,881,937
Shares redeemed
Investor Class	(4,343,157)	(6,498,311)
Institutional Class	(64,192,488)	(65,020,476)
Net Increase in Net Assets Resulting from Capital Share Transactions	477,070	62,038,005
Total Increase (Decrease) in Net Assets	(11,169,446)	86,931,051
NET ASSETS:
Beginning of Period	529,221,585	442,290,534
End of Period	$518,052,139	$529,221,585
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	227,160	542,354
Institutional Class	8,961,304	17,272,815
Shares issued in reinvestment of distributions
Investor Class	-	25,312
Institutional Class	-	525,296
Shares redeemed
Investor Class	(640,601)	(975,417)
Institutional Class	(8,516,590)	(8,789,179)
Net Increase	31,273	8,601,181
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower High Yield Bond Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$10,022,904	$18,899,048
Net realized loss	(783,050)	(27,915,621)
Net change in unrealized appreciation	1,791,325	58,029,028
Net Increase in Net Assets Resulting from Operations	11,031,179	49,012,455
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(8,205,399)
Institutional Class	-	(11,881,528)
From Net Investment Income and Net Realized Gains	0	(20,086,927)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	30,555,765	113,110,859
Institutional Class	30,294,936	54,443,434
Shares issued in reinvestment of distributions
Investor Class	-	8,205,399
Institutional Class	-	11,881,528
Shares redeemed
Investor Class	(32,331,958)	(258,668,927)
Institutional Class	(30,868,255)	(38,662,154)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,349,512)	(109,689,861)
Total Increase (Decrease) in Net Assets	8,681,667	(80,764,333)
NET ASSETS:
Beginning of Period	421,780,999	502,545,332
End of Period	$430,462,666	$421,780,999
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,015,092	15,612,102
Institutional Class	3,150,393	5,930,682
Shares issued in reinvestment of distributions
Investor Class	-	1,115,423
Institutional Class	-	1,273,169
Shares redeemed
Investor Class	(4,269,662)	(35,076,992)
Institutional Class	(3,210,368)	(4,198,765)
Net Decrease	(314,545)	(15,344,381)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Inflation-Protected Securities Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$10,572,444	$15,816,682
Net realized loss	(5,065,579)	(31,963,517)
Net change in unrealized appreciation	371,844	36,029,343
Net Increase in Net Assets Resulting from Operations	5,878,709	19,882,508
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(180,302)
Institutional Class	-	(18,917,364)
From Net Investment Income and Net Realized Gains	0	(19,097,666)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	456,118	691,137
Institutional Class	46,316,011	105,775,956
Shares issued in reinvestment of distributions
Investor Class	-	180,302
Institutional Class	-	18,917,364
Shares redeemed
Investor Class	(926,087)	(860,040)
Institutional Class	(41,024,557)	(72,015,742)
Net Increase in Net Assets Resulting from Capital Share Transactions	4,821,485	52,688,977
Total Increase in Net Assets	10,700,194	53,473,819
NET ASSETS:
Beginning of Period	434,308,110	380,834,291
End of Period	$445,008,304	$434,308,110
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	50,760	76,522
Institutional Class	5,207,238	11,924,988
Shares issued in reinvestment of distributions
Investor Class	-	20,139
Institutional Class	-	2,134,118
Shares redeemed
Investor Class	(103,139)	(95,719)
Institutional Class	(4,624,304)	(8,095,859)
Net Increase	530,555	5,964,189
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Multi-Sector Bond Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$25,891,414	$37,707,255
Net realized loss	(4,335,649)	(28,428,054)
Net change in unrealized appreciation (depreciation)	(9,653,122)	53,720,826
Net Increase in Net Assets Resulting from Operations	11,902,643	63,000,027
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(9,209,367)
Institutional Class	-	(29,069,042)
From Net Investment Income and Net Realized Gains	0	(38,278,409)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	104,991,599	302,995,414
Institutional Class	69,976,436	174,413,791
Shares issued in reinvestment of distributions
Investor Class	-	9,209,367
Institutional Class	-	29,069,042
Shares redeemed
Investor Class	(56,043,115)	(227,666,695)
Institutional Class	(80,220,688)	(77,023,667)
Net Increase in Net Assets Resulting from Capital Share Transactions	38,704,232	210,997,252
Total Increase in Net Assets	50,606,875	235,718,870
NET ASSETS:
Beginning of Period	901,063,453	665,344,583
End of Period	$951,670,328	$901,063,453
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,240,758	24,326,959
Institutional Class	8,553,058	21,859,952
Shares issued in reinvestment of distributions
Investor Class	-	730,351
Institutional Class	-	3,572,945
Shares redeemed
Investor Class	(4,401,281)	(18,349,011)
Institutional Class	(9,814,548)	(9,527,897)
Net Increase	2,577,987	22,613,299
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Short Duration Bond Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$8,347,581	$12,060,388
Net realized loss	(3,743,249)	(3,486,489)
Net change in unrealized appreciation	2,259,456	12,269,998
Net Increase in Net Assets Resulting from Operations	6,863,788	20,843,897
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(4,924)
Institutional Class	-	(21,477)
From return of capital	0	(26,401)
From net investment income and net realized gains
Investor Class	-	(1,533,696)
Institutional Class	-	(9,344,428)
From net investment income and net realized gains	0	(10,878,124)
Total Distributions	0	(10,904,525)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,447,257	16,038,132
Institutional Class	49,166,450	103,118,335
Shares issued in reinvestment of distributions
Investor Class	-	1,538,620
Institutional Class	-	9,365,905
Shares redeemed
Investor Class	(13,958,569)	(16,856,112)
Institutional Class	(50,792,121)	(50,126,554)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,136,983)	63,078,326
Total Increase (Decrease) in Net Assets	(1,273,195)	73,017,698
NET ASSETS:
Beginning of Period	408,032,296	335,014,598
End of Period	$406,759,101	$408,032,296
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	720,350	1,588,819
Institutional Class	5,125,354	10,986,380
Shares issued in reinvestment of distributions
Investor Class	-	152,962
Institutional Class	-	997,900
Shares redeemed
Investor Class	(1,350,677)	(1,670,875)
Institutional Class	(5,296,654)	(5,343,436)
Net Increase (Decrease)	(801,627)	6,711,750
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower U.S. Government Securities Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$11,510,724	$23,248,251
Net realized loss	(17,045,897)	(14,964,052)
Net change in unrealized appreciation (depreciation)	(1,566,205)	18,857,696
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,101,378)	27,141,895
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(9,307,713)
Institutional Class	-	(12,691,345)
From Net Investment Income and Net Realized Gains	0	(21,999,058)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	43,262,729	151,879,412
Institutional Class	65,753,431	191,080,866
Shares issued in reinvestment of distributions
Investor Class	-	9,307,713
Institutional Class	-	12,691,345
Shares redeemed
Investor Class	(168,922,426)	(228,486,998)
Institutional Class	(65,359,867)	(69,141,768)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(125,266,133)	67,330,570
Total Increase (Decrease) in Net Assets	(132,367,511)	72,473,407
NET ASSETS:
Beginning of Period	656,821,650	584,348,243
End of Period	$524,454,139	$656,821,650
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,025,786	14,006,510
Institutional Class	8,132,909	23,764,430
Shares issued in reinvestment of distributions
Investor Class	-	870,073
Institutional Class	-	1,556,449
Shares redeemed
Investor Class	(15,848,206)	(21,630,071)
Institutional Class	(8,109,816)	(8,478,106)
Net Increase (Decrease)	(11,799,327)	10,089,285
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$12.75	0.21	(0.32)	(0.11)	—	—	—	—	$12.64	(0.86%) (d)
12/31/2023	$12.39	0.37	0.24	0.61	(0.01)	(0.24)	—	(0.25)	$12.75	5.02%
12/31/2022	$14.54	0.23	(2.22)	(1.99)	—	(0.15)	(0.01)	(0.16)	$12.39	(13.68%)
12/31/2021	$15.12	0.16	(0.52)	(0.36)	—	(0.12)	(0.10)	(0.22)	$14.54	(2.39%)
12/31/2020	$14.51	0.22	0.82	1.04	—	(0.22)	(0.21)	(0.43)	$15.12	7.17%
12/31/2019	$13.57	0.32	0.77	1.09	(0.00) (e)	(0.15)	—	(0.15)	$14.51	8.09%
Institutional Class
06/28/2024 (Unaudited)	$8.37	0.15	(0.21)	(0.06)	—	—	—	—	$8.31	(0.72%) (d)
12/31/2023	$8.25	0.28	0.15	0.43	(0.01)	(0.30)	—	(0.31)	$8.37	5.38%
12/31/2022	$9.77	0.18	(1.49)	(1.31)	—	(0.20)	(0.01)	(0.21)	$8.25	(13.44%)
12/31/2021	$10.22	0.14	(0.34)	(0.20)	—	(0.15)	(0.10)	(0.25)	$9.77	(1.98%)
12/31/2020	$9.97	0.20	0.55	0.75	—	(0.29)	(0.21)	(0.50)	$10.22	7.52%
12/31/2019	$9.46	0.26	0.53	0.79	(0.00) (e)	(0.28)	—	(0.28)	$9.97	8.44%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/28/2024 (Unaudited)	$2,899,237	0.49% (g)	0.49% (g)	3.41% (g)	14% (d)
12/31/2023	$2,770,265	0.50%	0.50%	3.01%	27%
12/31/2022	$1,862,529	0.51%	0.50%	1.78%	25%
12/31/2021	$1,349,431	0.50%	0.50%	1.05%	39%
12/31/2020	$524,344	0.51%	0.50%	1.47%	70%
12/31/2019	$246,097	0.50%	0.50%	2.29%	40%
Institutional Class
06/28/2024 (Unaudited)	$853,948	0.14% (g)	0.14% (g)	3.64% (g)	14% (d)
12/31/2023	$833,898	0.14%	0.14%	3.33%	27%
12/31/2022	$795,453	0.15%	0.15%	2.07%	25%
12/31/2021	$954,505	0.14%	0.14%	1.43%	39%
12/31/2020	$922,284	0.14%	0.14%	1.96%	70%
12/31/2019	$979,903	0.14%	0.14%	2.65%	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2024 (Unaudited)	$9.71	0.18	(0.22)	(0.04)	-	-	-	-	$9.67	(0.31%) (d)
12/31/2023	$9.34	0.31	0.27	0.58	-	(0.21)	-	(0.21)	$9.71	6.20%
12/31/2022	$11.08	0.18	(1.81)	(1.63)	-	(0.11)	-	(0.11)	$9.34	(14.70%)
12/31/2021	$11.55	0.12	(0.30)	(0.18)	(0.01)	(0.08)	(0.20)	(0.29)	$11.08	(1.55%)
12/31/2020	$11.03	0.21	0.67	0.88	-	(0.30)	(0.06)	(0.36)	$11.55	8.01%
12/31/2019	$10.35	0.28	0.67	0.95	-	(0.27)	-	(0.27)	$11.03	9.19%
Institutional Class
06/28/2024 (Unaudited)	$8.41	0.17	(0.19)	(0.02)	-	-	-	-	$8.39	(0.12%) (d)
12/31/2023	$8.38	0.31	0.24	0.55	-	(0.52)	-	(0.52)	$8.41	6.62%
12/31/2022	$10.01	0.20	(1.64)	(1.44)	-	(0.19)	-	(0.19)	$8.38	(14.37%)
12/31/2021	$10.51	0.15	(0.28)	(0.13)	(0.01)	(0.16)	(0.20)	(0.37)	$10.01	(1.21%)
12/31/2020	$10.04	0.23	0.61	0.84	-	(0.31)	(0.06)	(0.37)	$10.51	8.46%
12/31/2019	$9.45	0.30	0.59	0.89	-	(0.30)	-	(0.30)	$10.04	9.45%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
06/28/2024 (Unaudited)	$22,573	0.93%(g)	0.70%(g)	3.80%(g)	203%(d)
12/31/2023	$24,640	0.88%	0.70%	3.25%	440%
12/31/2022	$45,622	0.81%	0.70%	1.79%	490%
12/31/2021	$95,010	0.75%	0.70%	1.07%	407%
12/31/2020	$89,443	0.79%	0.70%	1.81%	265%
12/31/2019	$51,836	0.80%	0.70%	2.61%	180%
Institutional Class
06/28/2024 (Unaudited)	$475,271	0.41%(g)	0.35%(g)	4.15%(g)	203%(d)
12/31/2023	$468,070	0.41%	0.35%	3.65%	440%
12/31/2022	$394,322	0.40%	0.35%	2.20%	490%
12/31/2021	$474,577	0.37%	0.35%	1.42%	407%
12/31/2020	$420,772	0.39%	0.35%	2.20%	265%
12/31/2019	$438,963	0.39%	0.35%	2.99%	180%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 30% for the period ended June 28, 2024 and 47%, 50%, 72%, 86% and 66% for the years ended December 31 2023, 2022, 2021, 2020 and 2019, respectively.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2024 (Unaudited)	$6.92	0.12	(0.31)	(0.19)	-	-	-	-	$6.73	(2.31%) (d)
12/31/2023	$6.64	0.16	0.18	0.34	(0.03)	(0.03)	-	(0.06)	$6.92	5.13%
12/31/2022	$7.88	0.10	(1.26)	(1.16)	(0.03)	(0.02)	(0.03)	(0.08)	$6.64	(14.65%)
12/31/2021	$8.43	0.03	(0.57)	(0.54)	-	(0.01)	-	(0.01)	$7.88	(6.46%)
12/31/2020	$8.09	0.10	0.33	0.43	(0.02)	(0.07)	-	(0.09)	$8.43	5.33%
12/31/2019	$8.07	0.20	0.13	0.33	-	(0.31)	-	(0.31)	$8.09	4.07%
Institutional Class
06/28/2024 (Unaudited)	$7.73	0.14	(0.31)	(0.17)	-	-	-	-	$7.56	(2.20%) (d)
12/31/2023	$7.40	0.21	0.19	0.40	(0.03)	(0.04)	-	(0.07)	$7.73	5.42%
12/31/2022	$8.75	0.14	(1.40)	(1.26)	(0.03)	(0.03)	(0.03)	(0.09)	$7.40	(14.35%)
12/31/2021	$9.33	0.07	(0.63)	(0.56)	-	(0.02)	-	(0.02)	$8.75	(6.03%)
12/31/2020	$8.95	0.16	0.35	0.51	(0.02)	(0.11)	-	(0.13)	$9.33	5.72%
12/31/2019	$8.91	0.25	0.14	0.39	-	(0.35)	-	(0.35)	$8.95	4.39%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
06/28/2024 (Unaudited)	$15,542	1.24%(g)	1.00%(g)	3.50%(g)	100%(d)
12/31/2023	$18,858	1.17%	1.00%	2.41%	160%
12/31/2022	$20,801	1.13%	1.00%	1.48%	176%
12/31/2021	$25,775	1.09%	1.01%	0.32%	184%
12/31/2020	$29,333	1.10%	1.01%	1.25%	104%
12/31/2019	$38,388	1.07%	1.01%	2.46%	73%
Institutional Class
06/28/2024 (Unaudited)	$502,511	0.67%(g)	0.65%(g)	3.89%(g)	100%(d)
12/31/2023	$510,363	0.67%	0.65%	2.82%	160%
12/31/2022	$421,489	0.65%	0.65%	1.83%	176%
12/31/2021	$513,789	0.64%	0.64%	0.74%	184%
12/31/2020	$460,046	0.66%	0.66%	1.76%	104%
12/31/2019	$470,867	0.65%	0.65%	2.79%	73%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 50% for the period ended June 28, 2024 and 90%, 96% and 138% for the years ended December 31, 2023, 2022, 2021, respectively.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2024 (Unaudited)	$7.53	0.17	0.02	0.19	-	-	-	-	$7.72	2.52% (d)
12/31/2023	$7.15	0.30	0.49	0.79	-	(0.41)	-	(0.41)	$7.53	11.14%
12/31/2022	$8.40	0.21	(1.21)	(1.00)	-	(0.25)	-	(0.25)	$7.15	(11.80%)
12/31/2021	$8.36	0.16	0.14	0.30	-	(0.26)	-	(0.26)	$8.40	3.65%
12/31/2020	$7.84	0.26	0.57	0.83	-	(0.31)	-	(0.31)	$8.36	10.79%
12/31/2019	$7.23	0.34	0.69	1.03	(0.00) (e)	(0.42)	-	(0.42)	$7.84	14.40%
Institutional Class
06/28/2024 (Unaudited)	$9.55	0.23	0.03	0.26	-	-	-	-	$9.81	2.72% (d)
12/31/2023	$8.99	0.43	0.59	1.02	-	(0.46)	-	(0.46)	$9.55	11.55%
12/31/2022	$10.47	0.30	(1.52)	(1.22)	-	(0.26)	-	(0.26)	$8.99	(11.61%)
12/31/2021	$10.28	0.31	0.10	0.41	-	(0.22)	-	(0.22)	$10.47	4.03%
12/31/2020	$9.56	0.35	0.71	1.06	-	(0.34)	-	(0.34)	$10.28	11.27%
12/31/2019	$8.74	0.44	0.84	1.28	(0.00) (e)	(0.46)	-	(0.46)	$9.56	14.73%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/28/2024 (Unaudited)	$156,192	1.10%(g)	0.98%(g)	4.54%(g)	33%(d)
12/31/2023	$154,223	1.09%	1.03%	4.12%	64%
12/31/2022	$277,799	1.14%	1.09%	2.84%	49%
12/31/2021	$290,677	1.20%	1.10%	1.88%	58%
12/31/2020	$6,675	1.56%	1.10%	3.37%	61%
12/31/2019	$7,642	1.48%	1.10%	4.35%	64%
Institutional Class
06/28/2024 (Unaudited)	$274,271	0.67%(g)	0.63%(g)	4.90%(g)	33%(d)
12/31/2023	$267,558	0.69%	0.66%	4.62%	64%
12/31/2022	$224,746	0.76%	0.74%	3.13%	49%
12/31/2021	$293,237	0.78%	0.75%	2.94%	58%
12/31/2020	$267,454	0.79%	0.75%	3.71%	61%
12/31/2019	$262,043	0.78%	0.75%	4.66%	64%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$8.97	0.20	(0.09)	0.11	—	—	—	$9.08	1.11% (d)
12/31/2023	$8.94	0.33	0.08	0.41	(0.38)	—	(0.38)	$8.97	4.76%
12/31/2022	$10.63	0.43	(1.36)	(0.93)	(0.50)	(0.26)	(0.76)	$8.94	(8.92%)
12/31/2021	$10.46	0.29	0.20	0.49	(0.26)	(0.06)	(0.32)	$10.63	4.76%
12/31/2020	$9.92	0.08	0.67	0.75	(0.10)	(0.11)	(0.21)	$10.46	7.57%
12/31/2019	$9.47	0.18	0.42	0.60	(0.15)	—	(0.15)	$9.92	6.35%
Institutional Class
06/28/2024 (Unaudited)	$8.87	0.21	(0.09)	0.12	—	—	—	$8.99	1.35% (d)
12/31/2023	$8.85	0.36	0.09	0.45	(0.43)	—	(0.43)	$8.87	5.13%
12/31/2022	$10.54	0.46	(1.35)	(0.89)	(0.54)	(0.26)	(0.80)	$8.85	(8.66%)
12/31/2021	$10.39	0.33	0.20	0.53	(0.32)	(0.06)	(0.38)	$10.54	5.18%
12/31/2020	$9.86	0.11	0.68	0.79	(0.15)	(0.11)	(0.26)	$10.39	8.02%
12/31/2019	$9.45	0.22	0.41	0.63	(0.22)	—	(0.22)	$9.86	6.65%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Investor Class
06/28/2024 (Unaudited)	$3,913	2.25% (g)	0.70% (g)	4.43% (g)	75% (d)
12/31/2023	$4,337	1.82%	0.70%	3.70%	121%
12/31/2022	$4,312	1.57%	0.70%	4.34%	49%
12/31/2021	$6,194	1.12%	0.70%	2.75%	137%
12/31/2020	$5,855	1.14%	0.70%	0.75%	98%
12/31/2019	$4,953	1.00%	0.70%	1.85%	66%
Institutional Class
06/28/2024 (Unaudited)	$441,096	0.39% (g)	0.35% (g)	4.85% (g)	75% (d)
12/31/2023	$429,971	0.39%	0.35%	4.05%	121%
12/31/2022	$376,522	0.39%	0.35%	4.72%	49%
12/31/2021	$483,913	0.37%	0.35%	3.09%	137%
12/31/2020	$434,109	0.37%	0.35%	1.08%	98%
12/31/2019	$424,797	0.36%	0.35%	2.23%	66%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 50% for the period ended June 28, 2024 and 109%, 48%, 46%, and 84% for the years ended December 31, 2023, 2022, 2021, and 2020, respectively.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$12.77	0.34	(0.19)	0.15	—	—	—	$12.92	1.10% (d)
12/31/2023	$12.22	0.63	0.32	0.95	(0.40)	—	(0.40)	$12.77	7.88%
12/31/2022	$14.15	0.47	(2.08)	(1.61)	(0.30)	(0.02)	(0.32)	$12.22	(11.42%)
12/31/2021	$14.57	0.41	(0.28)	0.13	(0.34)	(0.21)	(0.55)	$14.15	0.89%
12/31/2020	$13.85	0.52	0.72	1.24	(0.45)	(0.07)	(0.52)	$14.57	9.10%
12/31/2019	$12.62	0.56	0.91	1.47	(0.22)	(0.02)	(0.24)	$13.85	11.74%
Institutional Class
06/28/2024 (Unaudited)	$8.19	0.23	(0.12)	0.11	—	—	—	$8.30	1.34% (d)
12/31/2023	$8.01	0.44	0.21	0.65	(0.47)	—	(0.47)	$8.19	8.17%
12/31/2022	$9.44	0.34	(1.38)	(1.04)	(0.37)	(0.02)	(0.39)	$8.01	(11.06%)
12/31/2021	$9.98	0.31	(0.19)	0.12	(0.45)	(0.21)	(0.66)	$9.44	1.16%
12/31/2020	$9.69	0.39	0.51	0.90	(0.54)	(0.07)	(0.61)	$9.98	9.49%
12/31/2019	$8.91	0.43	0.64	1.07	(0.27)	(0.02)	(0.29)	$9.69	12.16%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/28/2024 (Unaudited)	$383,874	0.97% (f)	0.90% (f)	5.46% (f)	30% (d)
12/31/2023	$330,430	0.97%	0.90%	5.04%	63%
12/31/2022	$234,286	0.99%	0.90%	3.65%	67%
12/31/2021	$162,932	0.93%	0.90%	2.83%	67%
12/31/2020	$176,480	0.93%	0.90%	3.69%	102%
12/31/2019	$185,209	0.92%	0.90%	4.18%	81%
Institutional Class
06/28/2024 (Unaudited)	$567,796	0.59% (f)	0.55% (f)	5.80% (f)	30% (d)
12/31/2023	$570,633	0.59%	0.55%	5.37%	63%
12/31/2022	$431,059	0.60%	0.55%	4.03%	67%
12/31/2021	$527,720	0.57%	0.55%	3.16%	67%
12/31/2020	$464,756	0.57%	0.55%	4.04%	102%
12/31/2019	$471,986	0.56%	0.55%	4.52%	81%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$10.29	0.19	(0.03)	0.16	—	—	—	—	$10.45	1.55% (d)
12/31/2023	$9.97	0.32	0.24	0.56	(0.00) (e)	(0.24)	—	(0.24)	$10.29	5.67%
12/31/2022	$10.57	0.19	(0.64)	(0.45)	—	(0.15)	—	(0.15)	$9.97	(4.25%)
12/31/2021	$10.77	0.11	(0.11)	0.00	(0.00) (e)	(0.11)	(0.09)	(0.20)	$10.57	(0.03%)
12/31/2020	$10.52	0.18	0.30	0.48	—	(0.20)	(0.03)	(0.23)	$10.77	4.63%
12/31/2019	$10.19	0.27	0.28	0.55	(0.00) (e)	(0.22)	—	(0.22)	$10.52	5.40%
Institutional Class
06/28/2024 (Unaudited)	$9.53	0.20	(0.03)	0.17	—	—	—	—	$9.70	1.78% (d)
12/31/2023	$9.29	0.33	0.22	0.55	(0.00) (e)	(0.31)	—	(0.31)	$9.53	5.98%
12/31/2022	$9.88	0.20	(0.59)	(0.39)	—	(0.20)	—	(0.20)	$9.29	(3.95%)
12/31/2021	$10.11	0.14	(0.10)	0.04	(0.00) (e)	(0.18)	(0.09)	(0.27)	$9.88	0.34%
12/31/2020	$9.94	0.21	0.27	0.48	—	(0.28)	(0.03)	(0.31)	$10.11	4.99%
12/31/2019	$9.67	0.29	0.27	0.56	(0.00) (e)	(0.29)	—	(0.29)	$9.94	5.83%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/28/2024 (Unaudited)	$61,066	0.69% (g)	0.59% (g)	3.80% (g)	79% (d)
12/31/2023	$66,610	0.67%	0.60%	3.15%	58%
12/31/2022	$63,874	0.68%	0.60%	1.84%	76%
12/31/2021	$58,567	0.66%	0.60%	1.06%	123%
12/31/2020	$48,834	0.67%	0.60%	1.73%	119%
12/31/2019	$47,582	0.67%	0.60%	2.58%	136%
Institutional Class
06/28/2024 (Unaudited)	$345,693	0.27% (g)	0.24% (g)	4.16% (g)	79% (d)
12/31/2023	$341,422	0.28%	0.25%	3.51%	58%
12/31/2022	$271,140	0.28%	0.25%	2.12%	76%
12/31/2021	$317,200	0.26%	0.25%	1.43%	123%
12/31/2020	$278,385	0.26%	0.25%	2.06%	119%
12/31/2019	$220,267	0.27%	0.25%	2.93%	136%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2024 (Unaudited)	$10.92	0.19	(0.27)	(0.08)	-	-	-	-	$10.84	(0.73%) (d)
12/31/2023	$10.71	0.37	0.10	0.47	-	(0.26)	-	(0.26)	$10.92	4.44%
12/31/2022	$12.36	0.21	(1.70)	(1.49)	(0.00) (e)	(0.16)	-	(0.16)	$10.71	(12.08%)
12/31/2021	$12.91	0.08	(0.36)	(0.28)	(0.02)	(0.06)	(0.19)	(0.27)	$12.36	(2.15%)
12/31/2020	$12.31	0.18	0.54	0.72	-	(0.11)	(0.01)	(0.12)	$12.91	5.87%
12/31/2019	$11.78	0.27	0.45	0.72	(0.00) (e)	(0.19)	-	(0.19)	$12.31	6.12%
Institutional Class
06/28/2024 (Unaudited)	$8.22	0.16	(0.21)	(0.05)	-	-	-	-	$8.17	(0.61%) (d)
12/31/2023	$8.20	0.31	0.07	0.38	-	(0.36)	-	(0.36)	$8.22	4.76%
12/31/2022	$9.56	0.18	(1.30)	(1.12)	(0.00) (e)	(0.24)	-	(0.24)	$8.20	(11.72%)
12/31/2021	$10.03	0.10	(0.28)	(0.18)	(0.03)	(0.07)	(0.19)	(0.29)	$9.56	(1.84%)
12/31/2020	$9.65	0.18	0.43	0.61	-	(0.22)	(0.01)	(0.23)	$10.03	6.37%
12/31/2019	$9.33	0.24	0.35	0.59	(0.00) (e)	(0.27)	-	(0.27)	$9.65	6.36%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Supplemental Data and Ratios
Investor Class
06/28/2024 (Unaudited)	$177,278	0.65%(h)	0.60%(h)	3.62%(h)	48%(d)
12/31/2023	$307,756	0.62%	0.60%	3.40%	47%
12/31/2022	$374,269	0.63%	0.60%	1.84%	247%
12/31/2021	$326,788	0.65%	0.60%	0.62%	264%
12/31/2020	$131,043	0.63%	0.60%	1.42%	81%
12/31/2019	$145,887	0.64%	0.60%	2.19%	57%
Institutional Class
06/28/2024 (Unaudited)	$347,176	0.26%(h)	0.24%(h)	4.00%(h)	48%(d)
12/31/2023	$349,065	0.28%	0.25%	3.78%	47%
12/31/2022	$210,079	0.26%	0.25%	2.10%	247%
12/31/2021	$250,972	0.26%	0.25%	1.00%	264%
12/31/2020	$256,152	0.26%	0.25%	1.75%	81%
12/31/2019	$230,034	0.26%	0.25%	2.54%	57%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 48% for the period ended June 28, 2024 and 40%, 115%, 85%, 38% and 54% for the years ended December 31 2023, 2022, 2021, 2020 and 2019, respectively.
(h)	Annualized.

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act, except the Empower Global Bond Fund which is non-diversified. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Bond Index Fund - seeks investment results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index
Empower Core Bond Fund - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings
Empower Global Bond Fund - seeks current income with capital appreciation and growth of income
Empower High Yield Bond Fund - seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective
Empower Inflation-Protected Securities Fund - seeks real return consistent with the preservation of capital
Empower Multi-Sector Bond Fund - seeks high total investment return through a combination of current income and capital appreciation
Empower Short Duration Bond Fund - seeks maximum total return that is consistent with preservation of capital and liquidity
Empower U.S. Government Securities Fund - seeks the highest level of return consistent with preservation of capital and substantial credit protection
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 28, 2024

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 28, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Purchased and Written Swaptions	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves
Total Return Swaps	Real time, intra-day updates on equity stock or index levels, projected dividend curves, interest rate curves, and equity volatility surfaces and correlations

Semi-Annual Report - June 28, 2024

The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2024, The inputs used to value the Empower High Yield Bond Fund and the Empower Multi-Sector Bond Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 2 inputs, except for Futures contracts, which were valued using Level 1 inputs.
Empower High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$30,024,696	$—	$30,024,696
Corporate Bonds and Notes	—	288,277,585	22	288,277,607
Convertible Bonds	—	74,803,534	—	74,803,534
Common Stock	3,178,568	—	56,481	3,235,049
Convertible Preferred Stock
Financial	2,110,311	—	—	2,110,311
Industrial	—	1,519,021	—	1,519,021
Utilities	—	1,509,138	—	1,509,138
	2,110,311	3,028,159	—	5,138,470
Government Money Market Mutual Funds	—	19,993,489	—	19,993,489
Total investments, at fair value:	5,288,879	416,127,463	56,503	421,472,845
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	81,074	—	81,074
Total Assets	$5,288,879	$416,208,537	$56,503	$421,553,919
Liabilities
Other Financial Investments:
Credit Default Swaps(a)	—	(22,266)	—	(22,266)
Total Liabilities	$0	$(22,266)	$—	$(22,266)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Semi-Annual Report - June 28, 2024

Empower Multi-Sector Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$136,066,402	$—	$136,066,402
Bank Loans	—	95,727,903	—	95,727,903
Corporate Bonds and Notes	—	459,485,094	—	459,485,094
Convertible Bonds	—	11,843,419	—	11,843,419
Foreign Government Bonds and Notes	—	79,414,855	—	79,414,855
Mortgage-Backed Securities	—	93,492,515	—	93,492,515
Municipal Bonds and Notes	—	934,567	—	934,567
U.S. Treasury Bonds and Notes	—	54,213,129	—	54,213,129
Common Stock
Communications	1,136,030	—	—	1,136,030
Consumer, Cyclical	—	113,750	—	113,750
Consumer, Non-cyclical	1,943,201	158,347	—	2,101,548
Industrial	949,771	—	—	949,771
	4,029,002	272,097	—	4,301,099
Convertible Preferred Stock
Energy	568,743	—	—	568,743
Financial	246,566	636,240	—	882,806
	815,309	636,240	—	1,451,549
Government Money Market Mutual Funds	—	11,048,933	—	11,048,933
Total investments, at fair value:	4,844,311	943,135,154	—	947,979,465
Other Financial Investments:
Futures Contracts(a)	2,169,794	—	—	2,169,794
Total Assets	$7,014,105	$943,135,154	$—	$950,149,259
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(1,353,331)	$—	$—	$(1,353,331)
Total Liabilities	$(1,353,331)	$0	$—	$(1,353,331)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Semi-Annual Report - June 28, 2024

Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income, if applicable, is accrued as of the ex-dividend date and interest income, if applicable, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on a Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trusts, foreign currency reclassifications, foreign currency adjustments, straddle transactions, and adjustments for real estate investment trusts.

Semi-Annual Report - June 28, 2024

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Bond Index Fund	$4,069,414,312	$5,885,850	$(338,388,254)	$(332,502,404)
Empower Core Bond Fund	559,994,256	183,351,054	(218,695,317)	(35,344,263)
Empower Global Bond Fund	563,746,253	202,115,520	(228,095,612)	(25,980,092)
Empower High Yield Bond Fund	419,404,948	14,678,945	(12,552,240)	2,126,705
Empower Inflation-Protected Securities Fund	442,875,019	386,848,312	(391,384,590)	(4,536,278)
Empower Multi-Sector Bond Fund	971,739,098	17,437,919	(40,381,089)	(22,943,170)
Empower Short Duration Bond Fund	406,787,914	231,837,405	(235,883,236)	(4,045,831)
Empower U.S. Government Securities Fund	543,742,748	1,084,488	(24,954,202)	(23,869,714)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm a Fund’s performance.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, if any, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.

Semi-Annual Report - June 28, 2024

For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged on and cash received on, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of a Fund. Any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to a Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent a Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. As of June 28, 2024, cash collateral was pledged to cover obligations of the Empower Global Bond Fund.
Options and Swaptions
A Fund may buy and sell put and call options, or write put and call options in order to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, a Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, a Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an OTC transaction or may be executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as a Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, a Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that a Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, are exercised or closed, the realized gain or loss is included on the Statement of Operations.
Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When swaptions expire, are exercised or closed, the realized gain or loss is included on the Statement of Operations.  As of June 28, 2024, there were no written options held.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Semi-Annual Report - June 28, 2024

Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
Credit Default Swaps
A Fund may enter into credit default swap contracts in order to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the OTC market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by a Fund. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. A Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate ("SOFR"), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).

Semi-Annual Report - June 28, 2024

For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by a Fund. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). Inflation swaps are reported in a table following the Schedule of Investments.
Total Return Swap
A Fund may enter into total return swaps in order to gain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market with another security or market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return of an underlying instrument, or basket of underlying instruments, in exchange for interest payments.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. A Fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between a Fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Bond Fund
Futures Contracts:
Average long contracts	498
Average short contracts	230
Average notional long	$65,303,374
Average notional short	$31,531,512

Semi-Annual Report - June 28, 2024

Empower Core Bond Fund
Forward Currency Exchange Contracts:
Average notional amount	$2,115,771
Centrally Cleared Interest Rate Swaps:
Average notional amount	$2,992,907,156
Centrally Cleared Credit Default Swaps:
Average notional amount	$3,988,000
Empower Global Bond Fund
Futures Contracts:
Average long contracts	1,139
Average short contracts	1,227
Average notional long	$221,483,999
Average notional short	$7,079,358,821
Forward Currency Exchange Contracts:
Average notional amount	$437,687,161
Purchased Options:
Average market value	$28,890,071
Purchased Swaptions:
Average market value	$65,600,000
Written Options:
Average market value	$(55,851,000)
Written Swaptions:
Average market value	$(150,592,857)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$6,474,448,164
OTC Interest Rate Swaps:
Average notional amount	$21,166,510
Centrally Cleared Inflation Swaps:
Average notional amount	$19,741,714
Centrally Cleared Credit Default Swaps:
Average notional amount	$128,020,900
OTC Credit Default Swaps:
Average notional amount	$2,234,286
Centrally Cleared Total Return Swaps:
Average notional amount	$512,617
OTC Total Return Swaps:
Average notional amount	$(18,269,281)
Empower High Yield Bond Fund
Forward Currency Exchange Contracts:
Average notional amount	$6,518,875
Centrally Cleared Credit Default Swaps:
Average notional amount	$8,308,439
Empower Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	1,397
Average short contracts	372
Average notional long	$178,557,156
Average notional short	$44,930,605

Semi-Annual Report - June 28, 2024

Empower Inflation-Protected Securities Fund
Centrally Cleared Interest Rate Swaps:
Average notional amount	$226,299,514
Centrally Cleared Inflation Swaps:
Average notional amount	$209,275,326
Empower Multi-Sector Bond Fund
Futures Contracts:
Average long contracts	1,710
Average short contracts	1,029
Average notional long	$218,174,479
Average notional short	$116,614,686
Empower Short Duration Bond Fund
Futures Contracts:
Average long contracts	62
Average notional long	$9,734,748
Centrally Cleared Interest Rate Swaps:
Average notional amount	$148,549,143
Empower U.S. Government Securities Fund
Futures Contracts:
Average long contracts	186
Average short contracts	3
Average notional long	$21,130,839
Average notional short	$307,926
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 28, 2024 is as follows:
Empower Core Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$1,758(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$997,517(a)	Net unrealized depreciation on interest rate swaps	$(696,217)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$335,772(a)	Net unrealized depreciation on futures contracts	$(157,365)(a)
Foreign exchange contracts (forwards)			Unrealized depreciation on forward foreign currency contracts	$(1,568)
(a) Includes cumulative appreciation (depreciation) of interest rate swap contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 28, 2024

Empower Global Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$382,765(a)	Net unrealized depreciation on credit default swaps	$(146,053)(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$781,496(a)	Net unrealized depreciation on interest rate swaps	$(1,035,561)(a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$456,188(a)	Net unrealized depreciation on inflation swaps	$(38,165)(a)
Equity contracts (swaps)			Net unrealized depreciation on total return swaps	$(18,114)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,145,461(a)	Net unrealized depreciation on futures contracts	$(906,514)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$7,302,212	Unrealized depreciation on forward foreign currency contracts	$(5,684,061)
Credit contracts (purchased swaptions)			Purchased Swaptions, at fair value	$(36,219)
Credit contracts (written swaptions)			Written Swaptions, at fair value	$(32,577)
Foreign exchange contracts (purchased options)			Purchased Options, at fair value	$13,812
(a) Includes cumulative appreciation (depreciation) of interest rate swap contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower High Yield Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)			Net unrealized depreciation on credit default swaps	$(22,266)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$81,074
(a) Includes cumulative depreciation of credit contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Inflation-Protected Securities Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$1,376,714(a)	Net unrealized depreciation on interest rate swaps	$(1,801,582)(a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$5,735,312(a)	Net unrealized depreciation on inflation swaps	$(140,517)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$889,885(a)	Net unrealized depreciation on futures contracts	$(582,588)(a)
(a) Includes cumulative appreciation (depreciation) of interest rate swap contracts, futures contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Multi-Sector Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$2,169,794(a)	Net unrealized depreciation on futures contracts	$(1,353,331)(a)
(a) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 28, 2024

Empower Short Duration Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$124,660(a)	Net unrealized depreciation on interest rate swaps	$(601,741)(a)
(a) Includes cumulative appreciation (depreciation) of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower U.S. Government Securities Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(2,953)(a)
(a)
Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2024 is as follows:
Empower Core Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized gain on credit default swaps	$27,719	Net change in unrealized depreciation on credit default swaps	$(2,381)
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$247,097	Net change in unrealized appreciation on interest rate swaps	$28,345
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(413,662)	Net change in unrealized appreciation on futures contracts	$931,215
Foreign exchange contracts (forwards)			Net change in unrealized appreciation on forward foreign currency contracts	$3,769

Semi-Annual Report - June 28, 2024

Empower Global Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized loss on credit default swaps	$(1,444,873)	Net change in unrealized appreciation on credit default swaps	$1,161,410
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$2,159,013	Net change in unrealized depreciation on interest rate swaps	$(2,029,702)
Inflation contracts (swaps)	Net realized loss on inflation swaps	$(5,853)	Net change in unrealized appreciation on inflation contracts	$144,279
Equity contracts (swaps)	Net realized loss on total return swaps	$(409,104)	Net change in unrealized depreciation on total return swaps	$(58,275)
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$1,968,440	Net change in unrealized appreciation on futures contracts	$3,665,080
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(6,880,674)	Net change in unrealized appreciation on forward foreign currency contracts	$1,698,830
Foreign exchange contracts (purchased options)	Net realized loss on purchased options	$(174,355)	Net change in unrealized appreciation on purchased options	$4,872
Foreign exchange contracts (written options)	Net realized gain on written options	$161,247	Net change in unrealized appreciation on written options	$60,272
Credit contracts (written swaptions)	Net realized gain on written swaptions	$356,409	Net change in unrealized depreciation on written swaptions	$(32,577)
Credit contracts (purchased swaptions)	Net realized gain on purchased swaptions	$(299,547)	Net change in unrealized depreciation on purchased swaptions	$36,219
Empower High Yield Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized gain on credit default swaps	$728,149	Net change in unrealized depreciation on credit default swaps	$(477,139)
Foreign exchange contracts (forwards)			Net change in unrealized appreciation on forward foreign currency contracts	$185,998
Empower Inflation-Protected Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$825,367	Net change in unrealized depreciation on interest rate swaps	$(711,113)
Inflation contracts (swaps)	Net realized loss on inflation swaps	$(42,488)	Net change in unrealized appreciation on inflation swaps	$2,029,338
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(1,922,718)	Net change in unrealized appreciation on futures contracts	$424,964

Semi-Annual Report - June 28, 2024

Empower Multi-Sector Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(228,967)	Net change in unrealized depreciation on futures contracts	$(4,850,973)
Empower Short Duration Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$52,397	Net change in unrealized depreciation on interest rate swaps	$(477,081)
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$117,962	Net change in unrealized depreciation on futures contracts	$(546,648)
Empower U.S. Government Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$335,084	Net change in unrealized depreciation on futures contracts	$(1,836,956)
Concentration of Risk
A Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
A Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize each Fund's financial investments, that, if applicable, are subject to an enforceable master netting arrangement at June 28, 2024.
Empower Core Bond Fund
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities(a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Liabilities (forward contracts)	$(1,568)	$—	$—	$—	$(1,568)

Semi-Annual Report - June 28, 2024

Empower Global Bond Fund
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities(a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)(b)	Net Amount
Derivative Assets (forward contracts)	$7,374,813	$7,374,813	$—	$—	$14,749,625
Derivative Assets (Credit Default Swaps)	$362,889	$—	$—	$—	$362,889
Derivative Liabilities (forward contracts)	$(5,844,653)	$(7,374,813)	$—	$—	$(13,219,466)
Derivative Liabilities (Interest Rate Swaps)	$(69,876)	$—	$—	$—	$(69,876)
Derivative Liabilities (Total Return Swaps)	$(18,115)	$—	$—	$—	$(18,115)

Empower High Yield Bond Fund
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities(a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$81,074	$—	$—	$—	$81,074
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Bond Index Fund	0.13% up to $3 billion dollars
0.09% over $3 billion dollars
Empower Core Bond Fund	0.32%
Empower Global Bond Fund	0.57% up to $1 billion dollars
0.52% over $1 billion dollars
0.47% over $2 billion dollars
Empower High Yield Bond Fund	0.60% up to $1 billion dollars
0.55% over $1 billion dollars
0.50% over $2 billion dollars
Empower Inflation-Protected Securities Fund	0.33% up to $1 billion dollars
0.28% over $1 billion dollars
0.23% over $2 billion dollars
Empower Multi-Sector Bond Fund	0.52% up to $1 billion dollars
0.47% over $1 billion dollars
0.42% over $2 billion dollars
Empower Short Duration Bond Fund	0.23%
Empower U.S. Government Securities Fund	0.23%

Semi-Annual Report - June 28, 2024

ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Bond Index Fund	0.15%
Empower Core Bond Fund	0.35%
Empower Global Bond Fund	0.65%
Empower High Yield Bond Fund	0.63%
Empower Inflation-Protected Securities Fund	0.35%
Empower Multi-Sector Bond Fund	0.55%
Empower Short Duration Bond Fund(a)	0.24%
Empower U.S. Government Securities Fund(a)	0.24%

(a) Prior to February 26, 2024, the Empower Short Duration Bond Fund and the Empower U.S. Government Securities Fund expense limit annual rate was 0.25%.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 28, 2024, the amounts subject to recoupment were as follows:
Empower Bond Index Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$49,911	$85,260	$0	$0	$0
Empower Core Bond Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$160,576	$286,764	$306,834	$178,855	$0
Empower Global Bond Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$23,309	$44,245	$118,808	$59,313	$0
Empower High Yield Bond Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$156,428	$227,011	$184,048	$142,721	$0

Semi-Annual Report - June 28, 2024

Empower Inflation-Protected Securities Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$103,562	$199,067	$192,962	$120,619	$0
Empower Multi-Sector Bond Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$151,895	$383,937	$376,837	$221,591	$0
Empower Short Duration Bond Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$64,608	$130,390	$124,724	$87,879	$0
Empower U.S. Government Securities Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$102,379	$153,752	$162,765	$106,432	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are responsible for compensating each sub-adviser below for its services:
Empower Bond Index Fund - Franklin Advisers and Franklin Advisory Services, LLC
Empower Core Bond Fund - Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Empower Global Bond Fund - Insight North America LLC and RBC Global Asset Management (UK) Limited
Empower High Yield Bond Fund - Putnam Investment Management, LLC
Empower Inflation-Protected Securities Fund - Goldman Sachs Asset Management, L.P.
Empower Multi-Sector Bond Fund - Loomis, Sayles & Company, L.P. and Virtus Fixed Income Advisers, LLC
Empower Short Duration Bond Fund - Putnam Investment Management, LLC
Empower U.S. Government Securities Fund - Western Asset Management Company, LLC
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market each Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $770,000 for the fiscal period ended June 28, 2024.

Semi-Annual Report - June 28, 2024

5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Bond Index Fund	$201,243,531	$147,714,562
Empower Core Bond Fund	79,527,160	58,517,566
Empower Global Bond Fund	209,247,722	167,281,484
Empower High Yield Bond Fund	134,678,460	129,853,472
Empower Inflation-Protected Securities Fund	75,299,273	41,628,848
Empower Multi-Sector Bond Fund	310,900,466	191,193,614
Empower Short Duration Bond Fund	237,327,108	253,633,292
Empower U.S. Government Securities Fund	2,976,600	19,670,923
For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were as follows:
	Purchases	Sales
Empower Bond Index Fund	$533,461,431	$371,075,533
Empower Core Bond Fund	985,042,362	1,025,154,642
Empower Global Bond Fund	358,788,728	369,708,578
Empower High Yield Bond Fund	-	-
Empower Inflation-Protected Securities Fund	249,077,748	278,641,367
Empower Multi-Sector Bond Fund	89,461,390	72,556,441
Empower Short Duration Bond Fund	50,711,362	101,127,790
Empower U.S. Government Securities Fund	282,151,466	375,656,949

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Semi-Annual Report - June 28, 2024

Collateral was invested in Government Money Market Funds. The Government Money Market Funds can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. As of June 28, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Bond Index Fund	$16,759,644	$17,351,043
Empower Core Bond Fund	6,396,157	6,568,726
Empower Global Bond Fund	12,922,648	13,677,248
Empower High Yield Bond Fund	19,115,681	19,993,489
Empower Inflation-Protected Securities Fund	767,944	797,616
Empower Multi-Sector Bond Fund	10,634,284	11,048,933
Empower Short Duration Bond Fund	5,757,704	5,987,790
Empower U.S. Government Securities Fund	-	-
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed.  The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 28, 2024.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Bond Index Fund	Total(a)
Corporate Bonds and Notes	$6,370,770
Foreign Government Bonds and Notes	8,680,273
U.S. Government Agency Bonds and Notes	1,677,500
U.S. Treasury Bonds and Notes	622,500
Total secured borrowings	$17,351,043
Empower Core Bond Fund	Total(a)
Corporate Bonds and Notes	$1,799,070
Foreign Government Bonds and Notes	485,981
U.S. Treasury Bonds and Notes	4,283,675
Total secured borrowings	$6,568,726
Empower Global Bond Fund	Total(a)
Corporate Bonds and Notes	$10,700
Foreign Government Bonds and Notes	13,666,548
Total secured borrowings	$13,677,248
Empower High Yield Bond Fund	Total(a)
Corporate Bonds and Notes	$13,664,871
Convertible Bonds	4,726,975
Convertible Preferred Stock	1,601,644
Total secured borrowings	$19,993,490
Empower Inflation-Protected Securities Fund	Total(a)
Corporate Bonds and Notes	$797,616
Total secured borrowings	$797,616
Empower Multi-Sector Bond Fund	Total(a)
Corporate Bonds and Notes	$9,020,887
Convertible Bonds	1,244,600
Foreign Government Bonds and Notes	783,446
Total secured borrowings	$11,048,933

Semi-Annual Report - June 28, 2024

Empower Short Duration Bond Fund	Total(a)
Corporate Bonds and Notes	$5,987,790
Total secured borrowings	$5,987,790
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 28, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 28, 2024

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds' accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Bond Index Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Bond Index Fund (the “Fund”), a series of the Company.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, effective February 26, 2024, ECM is responsible for monitoring and evaluating the performance of Franklin Advisers, Inc. and Franklin Advisory Services, LLC (collectively, “Franklin Templeton” or the “Sub-Adviser”), which, together, serve as investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between the Company, ECM and Franklin Templeton, with respect to the Fund (the “Sub-Advisory Agreement”).  Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
With respect to the Sub-Adviser, the Board noted that it had considered and approved the Sub-Advisory Agreement at a meeting held on October 5-6, 2023 (the “October 2023 Meeting”) and, since the Sub-Advisory Agreement was subject to an initial term, no action was necessary with respect to the Sub-Advisory Agreement’s continuation in connection with the Board’s 2024 annual contract review process (hereafter, “2024 Contract Review”).  Nevertheless, the Board’s assessment of the proposed continuation of the Advisory Agreement took into account the recently implemented change in the Fund’s portfolio management structure, including the approval of the Sub-Advisory Agreement.  In this connection, the Board noted that, prior to the approval of the Sub-Advisory Agreement, the Fund had been managed exclusively by ECM, whereas many of the Empower Funds overseen by the Board are managed by one or more sub-advisers.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each sub-adviser.  Therefore, while the Board did not need to assess the retention of the Sub-Adviser as part of the 2024 Contract Review, its evaluation of ECM was informed by the recent change in the Fund’s portfolio management structure, as well as the Board’s extensive experience with and familiarity of ECM’s processes for overseeing and analyzing performance of sub-advisers, including the detailed review of qualitative and quantitative factors performed by ECM’s Investment Committee with respect to other sub-advised Empower Funds and the application of such processes to Franklin Templeton going forward.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM.  Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience and resources.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel responsible for the day-to-day oversight of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was ECM’s risk management framework, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer.  The Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account.  Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Fund, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index (the “Index”).  The Board noted that it received performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Investor Class for each of the one‑, three-, five- and ten-year periods ended December 31, 2023, ranked in the fifth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers).  The Board also observed that the annualized returns for the Fund’s Institutional Class ranked in the fourth quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2023.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively-managed funds.  Of more importance to the Board was the extent to which the Fund achieved its objective to track the total return of the debt securities that comprise the Index.  Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index.  In this regard, the Board observed that, although the Fund underperformed its Index for each period reviewed, such underperformance was attributable primarily to the Fund’s expenses.  Additionally, the Board considered the recently-implemented change in the Fund’s portfolio management structure and ECM’s experience overseeing other investment sub-advisers, including for other passively-managed index funds among the Empower Funds.  The Board recognized that, with the change in portfolio management structure, the Fund’s prior performance data did not reflect the Sub-Adviser’s involvement in the day-to-day management of the Fund.
In light of the circumstances, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Fund.  With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for the Fund’s Investor Class was equal to the median contractual management fee of its peer group of funds and, for the Fund’s Institutional Class, was higher than the median contractual management fees of its peer group of funds.  The Board also observed that the total annual operating expense ratio for each class of the Fund was above its respective peer group median expense ratio, ranking in the fourth quintile of its peer group with respect to the Fund’s Investor Class (with the first quintile being the lowest expenses and fifth quintile being the highest expenses) and in the third quintile of its peer group for the Fund’s Institutional Class, and with specific peer group rankings in the 67th and 56th percentiles, respectively.  In considering the foregoing, the Board noted the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.  Moreover, the Board considered its approval at the October 2023 Meeting of a proposal by ECM to add a breakpoint to the Fund’s management fee schedule, effective October 10, 2023.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates.  The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that, effective October 10, 2023, the Fund’s management fee schedule contained a breakpoint that would reduce the management fee rate, based on the Fund’s average daily net assets, from 0.13% to 0.09% on assets over $3 billion.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding the ancillary benefits derived or to be derived by ECM from its relationship with the Fund as part of the total mix of information evaluated by the Board.  The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.
Empower Core Bond Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Core Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among the Company, ECM and each of Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington” and together with GSAM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of GSAM and Wellington.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.

Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board considered the CCO’s assessment that the compliance program of each Sub-Adviser appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023, with respect to the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that, although the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for each of the three-, five- and ten-year periods ended December 31, 2023, the annualized returns of the Fund’s Investor Class exceeded its performance universe median for the one-year period ended December 31, 2023, ranking in the second quintile of its performance universe.  As to the Fund’s Institutional Class, the Board observed that the annualized returns exceeded its performance universe median for each of the one-, three- and five-year periods ended December 31, 2023, with rankings in the first, third and second quintiles, respectively.  The Board also observed that the annualized returns of the Fund outperformed its benchmark index for the one-year period ended December 31, 2023, as did the annualized returns of the Fund’s Institutional Class for the five-year period ended December 31, 2023, and the Fund underperformed its benchmark index for each other period reviewed.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board noted that Wellington commenced management of an allocated portion of the Fund’s portfolio in April 2017.  In this regard, the Board noted that performance results were attributable to both Wellington and another firm that had been engaged by ECM to manage a portion of the Fund’s portfolio through July 2021, when such firm was replaced by GSAM.
The Board noted GSAM’s relatively limited performance track record for the Fund, and the Board further considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as the performance attribution commentary provided by the Sub-Advisers.  The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions.  In addition, the Board took into account ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term, through April 30, 2025.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds.  The Board also noted that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the second quintile as to each class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also received information from each Sub-Adviser regarding its standard institutional fee schedule and the fee charged for other sub-advised registered funds or representative accounts managed in the same investment style as the Fund.  The Board assessed the foregoing information and noted factors contributing to certain differences in sub-advisory fee schedules between the Fund and other representative accounts, such as the size of the mandate, applicable benchmark, investment guidelines and the level of servicing required.  Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to these other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.  The Board also noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by GSAM.  The Board reviewed the most recent financial statements from ECM and the Sub-Advisers and profitability information from ECM and GSAM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In addition, the Board noted although Wellington did not provide an estimate of its profits related to the Fund, the agreement with Wellington is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of the Sub-Advisory Agreement relating to Wellington.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that each sub-advisory fee schedule contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased.  However, the Board took into account that the sub-advisory fees under the Sub-Advisory Agreements are paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.  In this connection, the Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that Wellington did not identify any ancillary benefits aside from the reputational benefit that may accrue from its relationship with the Fund - a benefit that the Sub-Adviser stated was not quantifiable.  With respect to GSAM, the Board noted that improved trading efficiencies from aggregated orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Global Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Global Bond Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “Insight Sub-Advisory Agreement”) by and among the Company, ECM and Insight North America LLC (“Insight”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “RBC GAM Sub-Advisory Agreement”) by and among the Company, ECM and RBC Global Asset Management (UK) Limited (“RBC GAM” and together with Insight, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The Insight Sub-Advisory Agreement and the RBC GAM Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”  The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Insight and RBC GAM.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Advisers.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
In evaluating the Fund’s investment performance and the performance of the Sub-Advisers, the Board noted that each of Insight and RBC GAM and its respective affiliates commenced management of its allocated portion of the Fund’s portfolio in August 2018 and in July 2021, respectively.  The Board also considered that, prior to July 2021, a portion of the Fund’s portfolio was managed by another sub-adviser and therefore, the Fund’s performance history reflects, in part, services provided by that firm.
Taking into account the foregoing, the Board observed that the annualized returns of the Fund’s Investor Class for the one-year period ended December 31, 2022 were in the fourth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) and in the third quintile of its performance universe for each of the three-, five- and ten-year periods ended December 31, 2022, which exceeded the performance universe median for the five- and ten-year periods.  As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2022, were in the third, third and second quintiles, respectively, of its performance universe, which exceeded its performance universe median for each of the three- and five-year periods.  With the exception of the one-year period ended December 31, 2022, the Fund underperformed its benchmark index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, such as the impact of various geographic allocations and duration and yield curve positioning.  The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board received and considered information regarding the cost of services provided by ECM and Insight from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds.  The Board also noted that the Fund’s Investor Class total annual operating expense ratio was in the fifth quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and the total annual operating expense ratio for the Fund’s Institutional Class was in the fourth quintile of its peer group.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  With respect to the Sub-Advisers, the Board noted that neither Sub-Adviser provided information on specific fees charged to other clients.  However, Insight stated that the Fund’s sub-advisory fee is proportionate to the size and level of service provided to substantially similar clients invested in substantially similar accounts and that any fee differences, higher or lower, can generally be explained by the mandate’s size and complexity and the scope of services.  As to RBC GAM, the Board noted that the Sub-Adviser’s statement that the sub-advisory fee is appropriate and similar to other similar mandates.  The Board also noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by Insight.  The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM and Insight.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.  With respect to the Sub-Advisers, the Board noted that although RBC GAM did not provide an estimate of its profits related to the Fund, the RBC GAM Sub-Advisory Agreement is arm’s length and therefore, such information regarding RBC GAM was not relevant to the Board’s consideration of the continuation of the RBC GAM Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation the Board noted that both the management fee schedule and the sub-advisory fee schedule for the RBC GAM Sub-Advisory Agreement contained breakpoints that would reduce the fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the RBC GAM sub-advisory fee schedule take effect at lower asset levels than for the management fee.  While the fee schedule for the Insight Sub-Advisory Agreement does not include breakpoints, the Board noted Insight’s statement that its low, at-scale sub-advisory fee already encompasses economies of scale.  Also reviewed was the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that although such portion was above that of the Fund’s peer group for the Institutional Class, the portion retained as to the Investor Class was below that of the Fund’s peer group.  The Board also recalled its observation that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board.  As to the Sub-Advisers, the Board noted that neither Insight nor RBC GAM identified any indirect “fall out” benefits to be received from their relationships with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower High Yield Bond Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower High Yield Bond Fund, a series of the Company (the “Fund” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Putnam Investment Management, LLC (the “Sub-Adviser” or “Putnam”), with respect to the Fund.  (ECM is a wholly-owned subsidiary of Empower of America).
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, Putnam.  In this connection, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023, with respect to the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class exceeded its performance universe median for each of the five- and ten-year periods ended December 31, 2023, ranking in the second quintile of its performance universe for each period (the first quintile being the best performers and the fifth quintile being the worst performers).  The annualized returns of the Investor Class for the one- and three-year periods ended December 31, 2023 were in the fourth and fifth quintiles, respectively, of its performance universe.  As to the Fund’s Institutional Class, although the annualized returns for the one- and three-year periods ended December 31, 2023 were in the fourth quintile of its performance universe, the annualized returns for the five-year period ended December 31, 2023 were in the first quintile of its performance universe.  The Board also noted that the Fund’s annualized returns underperformed a blended benchmark index of 80% ICE BofA US High Yield Index and 20% ICE BofA All US Convertibles Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, including with respect to sector and security allocations.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  The Board further noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.

The Board observed that although the Contractual Management Fee for the Fund’s Investor Class was higher than the median contractual management fee of its peer group of funds, the Contractual Management Fee for the Institutional Class equaled its peer group median contractual management fee.  The Board also observed that the total annual operating expense ratio for the Investor Class was above its peer group median expense ratio, ranking in the fifth quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), but, as to the Institutional Class, equaled its peer group median expense ratio, ranking in the third quintile of its peer group.  In addition, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  As to the Sub-Adviser, the Board received information regarding the standard institutional fee schedule for the Sub-Adviser’s U.S. high yield strategy, as well as the fee for its own retail mutual fund managed in the same investment style.  The Board noted that, based on the information provided, any fees charged by the Sub-Adviser to these other accounts and products appeared to be competitive with the fee charged to ECM for the Fund.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In evaluating the information provided by Putnam, the Board noted that Putnam reported a negative margin from its relationship with the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.  The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.  The Board also noted the Sub-Adviser’s statement that the Fund’s performance record forms part of the overall performance record of the Fund and, as a result, prospective advisory clients may consider Fund performance records in selecting the Sub-Adviser to manage a portion of their assets, a benefit that the Sub-Adviser believes does not result in a material economic value.
The Board also noted where services were provided to the Fund by affiliates of ECM and Putnam, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Inflation-Protected Securities Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Inflation-Protected Securities Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, GSAM.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement

(collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.

The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operations on January 4, 2018.  Therefore, the Board reviewed performance data for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one-, three- and five-year periods ended December 31, 2023.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that, with the exception of the annualized returns of the Investor Class for the five-year period ended December 31, 2023, the annualized returns for each class exceeded its respective performance universe median for each period reviewed, ranking in the first and second quintiles, respectively, of its respective performance universe for the one- and three-year periods ended December 31, 2023 (the first quintile being the best performers and the fifth quintile being the worst performers) and, as to the annualized returns of the Institutional Class for the five-year period ended December 31, 2023, ranking in its performance universe’s second quintile. The Board observed that the annualized returns of the Investor Class for the five-year period ended December 31, 2023 ranked in the fourth quintile of its performance universe, but with a specific ranking in the 67th percentile of its performance universe.  The Board also noted that each class of the Fund outperformed the Bloomberg 1-10 Year U.S. Treasury Inflation-Protected Securities Index (the “1-10 Year TIPS Index”) for the one-year period ended December 31, 2023, and underperformed the 1-10 Year TIPS Index for each of the three- and five-year periods ended December 31, 2023.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions.  In evaluating the performance data, the Board also took into account the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things.  Additionally, the Board considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of duration, yield curve positioning and sector allocation strategies on performance.  In addition, the Sub-Adviser explained that the Fund is subject to diversification requirements under Section 817(h) of the Internal Revenue Code that require the portfolio to hold no more than 55% of its investments in the securities of a single issuer, including the U.S. Treasury.  As a result, the Fund typically holds at least 40% or more of its inflation risk through inflation-linked swaps and uses the residual cash position to buy high-quality floating rate assets.
The Board also considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2025.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Contractual Management Fee for the Institutional Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee.  The Board also observed that the Fund’s total annual operating expense ratio for the Investor Class was lower than the median total operating expense ratio of its peer group, ranking in the second quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), while the total annual operating expense ratio for the Institutional Class equaled its peer group median, ranking in the third quintile.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also reviewed information regarding the Sub-Adviser’s standard institutional fee schedule for the Fund’s strategy, as disclosed in its Form ADV, which was higher than the fee charged to ECM for the Fund.  Also noted was GSAM’s statement that sub-advisory fees negotiated between the Sub-Adviser and investment advisers are a function of the size of the mandate, the applicable benchmark, investment guidelines, account inception date and the level of servicing required.  Moreover, the Board considered that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.

With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased.  The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length.  In addition, the Board considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM with respect to the Fund’s Institutional Class, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  With respect to GSAM, the Board noted that improved trading efficiencies resulting from aggregated Fund orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.

The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Multi-Sector Bond Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Multi-Sector Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among the Company, ECM and each of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“VFIA”) and together with Loomis Sayles, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Loomis Sayles and VFIA.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. ( “Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023 with respect to the Fund’s Investor Class, and for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2023 were in the third, fourth, second and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), with specific performance universe rankings for the one-, three- and ten-year periods in the 57th, 69th and 54th percentiles, respectively.  As to the Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2023 were in the third, fourth and first quintiles, respectively, of its performance universe, with specific performance universe rankings for the one- and three-year periods in the 53rd and 63rd percentiles, respectively.  In addition, the Board noted that each class of the Fund outperformed the Bloomberg Multiverse Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary.  The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees, and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that, ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund to the total expense ratio of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in

comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its respective peer group of funds.  The Board also observed that the total annual operating expense ratio for the Fund’s Investor Class was in the second quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), below its peer group median expense ratio.  As to the Fund’s Institutional Class, although the total annual operating expense ratio was above its peer group median, it was in the third quintile of its peer group and specifically ranked in the 58th percentile.  In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also received information from Loomis Sayles regarding its standard institutional multi-sector bond strategy fee schedule, as disclosed in its Form ADV, as well as the fees charged by the Sub-Adviser for its own retail mutual fund and another bond fund managed in the same investment style as the Fund.  As to VFIA, the Board received information regarding its average fee for registered funds and other institutional accounts managed with a similar investment strategy.  The Board also noted VFIA’s statement that there are no comparable accounts that have a lower advisory fee than the Fund.  The Board noted that any fees charged by the Sub-Advisers to these other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers.  The Board reviewed the financial statements and profitability information from ECM and each Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.  In this connection, the Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material.  Loomis Sayles also noted that the potential reputational benefit from its management of funds, including the Fund, and the possibility that such funds’ performance may attract investors, is too difficult to quantify.  With respect to VFIA, the Board noted that the Sub-Adviser does not expect to receive any indirect “fall-out” benefits from managing its allocated portion of the Fund’s portfolio.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Short Duration Bond Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Short Duration Bond Fund (the “Fund”), a series of the Company.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, effective February 26, 2024, ECM is responsible for monitoring and evaluating the performance of Putnam Investment Management, LLC (“Putnam” or the “Sub-Adviser”), which serves as investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between the Company, ECM and Putnam, with respect to the Fund (the “Sub-Advisory Agreement”).  Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
With respect to the Sub-Adviser, the Board noted that it had considered and approved the Sub-Advisory Agreement at a meeting held on October 5-6, 2023 (the “October 2023 Meeting”) and, since the Sub-Advisory Agreement was subject to an initial term, no action was necessary with respect to the Sub-Advisory Agreement’s continuation in connection with the Board’s 2024 annual contract review process (hereafter, “2024 Contract Review”).  Nevertheless, the Board’s assessment of the proposed continuation of the Advisory Agreement took into account the recently implemented change in the Fund’s portfolio management structure, including the approval of the Sub-Advisory Agreement.  In this connection, the Board noted that, prior to the approval of the Sub-Advisory Agreement, the Fund had been managed exclusively by the Adviser, whereas many of the Empower Funds overseen by the Board are managed by one or more sub-advisers.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each sub-adviser.  Therefore, while the Board did not need to assess the retention of the Sub-Adviser as part of the 2024 Contract Review, its evaluation of ECM was informed by the recent change in the Fund’s portfolio management structure, as well as the Board’s extensive experience with and familiarity of ECM’s processes for overseeing and analyzing performance of sub-advisers, including the detailed review of qualitative and quantitative factors performed by ECM’s Investment Committee with respect to other sub-advised Empower Funds and the application of such processes to Putnam going forward.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM.  Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience and resources.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America).  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel responsible for the day-to-day oversight of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Fund, its technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was ECM’s risk management framework, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer.  The Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account.  Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Fund, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.

The Board observed that the annualized returns of the Fund’s Investor Class exceeded its performance universe median for each of the one-, five- and ten-year periods ended December 31, 2023, and equaled its performance universe median for the three-year period ended December 31, 2023.  In this connection, the annualized returns of the Fund’s Investor Class for the one, three-, five- and ten-year periods ended December 31, 2023 were in the third, third, second and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers).  As to the Fund’s Institutional Class, the Board observed that the annualized returns exceeded the performance universe median for each of the one-, three- and five-year periods ended December 31, 2023, ranking in the second, second and first quintiles of its performance universe, respectively.  The Board also observed that the Fund outperformed the Bloomberg 1-3 Year Credit Bond Index (the “1-3 Yr Credit Bond Index”) for the one- and five-year periods ended December 31, 2023, and with respect to the Institutional Class for the three-year period ended December 31, 2023, and underperformed the 1-3 Yr Credit Bond Index for each other period reviewed.
In assessing the performance data, the Board considered the recently implemented change in the Fund’s portfolio management structure and ECM’s experience overseeing other investment sub-advisers.  The Board recognized that, with the change in portfolio management structure, the Fund’s prior performance data did not reflect the Sub-Adviser’s involvement in the day-to-day management of the Fund.
In light of the circumstances, the Board determined that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by ECM from its relationship with the Fund.  With respect to the costs of services, the Board considered the structure and the level of the investment management fee and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was below its respective peer group median contractual management fee and, as to the Fund’s Investor Class, was the lowest of its peer group.  The Board also observed that the total annual operating expense ratio of each class of the Fund was below its respective peer group median expense ratio, ranking in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), and, as to the Fund’s Institutional Class, was the lowest of its peer group.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board also received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by ECM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates.  The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets.  Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders.  In this regard, the Board considered the competitiveness of the Fund’s Contractual Management Fee for each share class that, as noted earlier, was below its respective peer group median and, for the Investor Class, was the lowest of its peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Fund as part of the total mix of information evaluated by the Board.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

Empower U.S. Government Securities Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower U.S. Government Securities Fund (the “Fund”), a series of the Company.  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, effective February 26, 2024, ECM is responsible for monitoring and evaluating the performance of Western Asset Management Company, LLC (“Western Asset” or the “Sub-Adviser”), which serves as investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between the Company, ECM and Western Asset, with respect to the Fund (the “Sub-Advisory Agreement”).  Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
With respect to the Sub-Adviser, the Board noted that it had considered and approved the Sub-Advisory Agreement at a meeting held on October 5-6, 2023 (the “October 2023 Meeting”) and, since the Sub-Advisory Agreement was subject to an initial term, no action was necessary with respect to the Sub-Advisory Agreement’s continuation in connection with the Board’s 2024 annual contract review process (hereafter, “2024 Contract Review”).  Nevertheless, the Board’s assessment of the proposed continuation of the Advisory Agreement took into account the recently implemented change in the Fund’s portfolio management structure, including the approval of the Sub-Advisory Agreement.  In this connection, the Board noted that, prior to the approval of the Sub-Advisory Agreement, the Fund had been managed exclusively by the Adviser, whereas many of the Empower Funds overseen by the Board are managed by one or more sub-advisers.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each sub-adviser.  Therefore, while the Board did not need to assess the retention of the Sub-Adviser as part of the 2024 Contract Review, its evaluation of ECM was informed by the recent change in the Fund’s portfolio management structure, as well as the Board’s extensive experience with and familiarity of ECM’s processes for overseeing and analyzing performance of sub-advisers, including the detailed review of qualitative and quantitative factors performed by ECM’s Investment Committee with respect to other sub-advised Empower Funds and the application of such processes to Western Asset going forward.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM.  Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience and resources.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel responsible for the day-to-day oversight of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was the organization’s risk management framework, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer.  The Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account.  Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Fund, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index, the Bloomberg U.S. Government/Mortgage Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the Index and performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.  The Board also considered that the Fund’s investment objective is to seek the highest level of return consistent with preservation of capital and substantial credit protection.
The Board observed that the annualized returns of the Fund’s Investor Class for each of the five- and ten-year periods ended December 31, 2023 were in the third quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) and in the fourth quintile of its performance universe for each of the one- and three-year periods ended December 31, 2023.  As to the Fund’s Institutional Class, the annualized returns for the one-, three- and five-year periods ended December 31, 2023 were in the third, third and second quintiles, respectively, of its performance universe, exceeding the performance universe median for the five-year period and specifically ranking in the 58th percentile of its performance universe for each of the one- and three-year periods.  The Board also observed that, although the Investor Class underperformed the Index for each period reviewed, including by one basis point for the one-year period ended December 31, 2023, the Institutional Class exceeded the Index for each period reviewed.
In assessing the performance data, the Board considered the recently-implemented change in the Fund’s portfolio management structure and ECM’s experience overseeing other investment sub-advisers for other Empower Funds.  The Board recognized that, with the change in portfolio management structure, the Fund’s prior performance data did not reflect the Sub-Adviser’s involvement in the day-to-day management of the Fund.
In light of the circumstances, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by ECM from its relationship with the Fund.  With respect to the costs of services, the Board considered the structure and the level of the investment management fee payable by the Fund and other expenses payable by the Fund.  In this regard, the Board noted that, ECM's management fee includes fund accounting and fund administration services.  In addition, the Board noted that, in connection with approval of the Sub-Advisory Agreement at the October 2023 Meeting and the change in the Fund’s portfolio management structure, ECM proposed, and the Board approved, a two-year expense cap reduction of 0.01% for the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, both the Contractual Management Fee and the total annual operating expense ratio were the lowest in its respective peer group.  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.

The Board also received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by ECM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates.  The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets.  Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders.  In this regard, the Board considered the peer group ranking of the Fund’s Contractual Management Fee for each share class that, as noted earlier, was the lowest of its respective peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Fund as part of the total mix of information evaluated by the Board.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of, service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.

The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 14, 2024